UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agents for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2013

ITEM 1.     REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders follows:

DECEMBER 31, 2013

Annual Reports of Investment Options Offered by
Mutual of America Life Insurance Company

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

  320 PARK AVENUE
  NEW YORK NY 10022-6839

February 2014

Dear Contract Owner,

As a valued variable accumulation annuity contract owner, we are pleased to provide you with the annual fund reports for the investment options offered by your contract. Included in this booklet are the annual reports of the Mutual of America Investment Corporation Funds. If you have also selected other investment options, you will receive annual reports for those funds in a separate booklet or booklets. The reports provide an update on each portfolio's performance as of December 31, 2013. Please note that portfolio performance does not take into account the fees charged by the contract. If these fees had been included, the fund's performance would have been lower. As always, past performance cannot predict or guarantee future returns.

Mutual of America has specialized in providing retirement products and related services to organizations and their employees, as well as individuals, for over 65 years. As a mutual company, we do not have stockholders and are not publicly traded. We operate solely for the benefit of our customers, managing the Company for their long-term interest, rather than for the short-term demands of stockholders. Today, as in the past, Mutual of America remains financially strong and is rated among the strongest companies in the life insurance industry by the major independent rating agencies.*

Since 1945, Mutual of America has remained committed to its Mission to offer plan sponsors, plan participants and individuals carefully selected, quality products and services at a competitive price and the personal attention they need to help build and preserve assets for a financially secure future. Integrity, prudence, and reliability are the values that have guided us since our inception and that continue to serve us well.

We hope you find the enclosed information helpful. We appreciate and value your business and look forward to serving you in the future. If you have any questions, please call your local Mutual of America Regional Office or 1-800-468-3785.

Sincerely,

Mutual of America Life Insurance Company

*  While these ratings do not apply to the safety or investment performance of the Separate Account investment funds available under Mutual of America's products, they do reflect the Company's ability to fulfill its General Account obligations, which include its obligations under the Interest Accumulation Account, annuity purchase rate guarantees and annuity benefit payouts, as well as life insurance and disability income payments. Third party ratings are subject to change.

DECEMBER 31, 2013

Annual Reports of Mutual of America
Investment Corporation

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

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MUTUAL OF AMERICA INVESTMENT CORPORATION

We are pleased to present the Mutual of America Investment Corporation (the "Investment Company") Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company's funds for the year ended December 31, 2013.

What a Year for (Some) Stock Markets!

Every U.S. stock market index advanced by more than 30% in 2013, one of the best years ever on record. The strongest performance came from small cap stocks, which were up nearly 40%. Mid-caps followed at around 35%, while large caps, represented by the S&P 500, generated an annual total return of slightly over 32%. Most other developed markets, including Europe and Japan, also posted strong returns, generally in the 20% to 30% range.

Why did the equity markets of developed nations, and especially the U.S., so significantly outperform the rest of the world? The primary reason is that these nations showed signs of improving economic growth relative to prior sluggish growth (e.g., U.S. and Japan) or recession (e.g., Western Europe). By contrast, the effects of a reduction in growth in China from a high of over 12% GDP several years ago to about 7.5% over the past two years negatively affected commodity-producing countries, as well as other largely Asian and Latin American countries, by reducing demand for their exports.

Another issue driving emerging market stocks lower was the specter of a reduction in QE by the Fed. The policy of maintaining very low U.S. interest rates and providing tremendous amounts of liquidity through QE had fostered investment in the riskier emerging markets over the previous three to five years. The Fed announcement in mid-May of 2013 that it planned to reduce monthly bond purchases prompted outflows of investment funds from emerging markets, pushing down bond and stock prices as well as currencies.

In contrast to equities, bonds did not fare well last year. In fact, 2013 was the first year in over a decade in which the total return on U.S. bonds was negative. The Barclays U.S. Aggregate Index declined 2.02%. Treasuries were down 2.75%, with maturities greater than 5 years generating negative returns in low double-digit territory. U.S. Corporate bonds fell 1.5%, although high yield bonds advanced 7.44%. Outside the U.S., European bonds posted total returns of 5%, but Asian-Pacific bonds were down by more than 14.5%.

Historical Retrospective

The various concerns that worried investors over the past several years, including slowing growth in China, the debt crisis in Europe and a weak U.S. economy, seemed to diminish in 2013.

China's growth did slow, but did not collapse; rather, it stabilized at a still healthy and probably much more sustainable 7.5%. That does not mean China's economy doesn't still pose a potential threat to global growth. The challenge for that country's leaders is to pivot from export and infrastructure-led growth to a more balanced economy with consumers increasing their share of contributing to growth.

Three years ago, the consensus view was that the Eurozone was likely to dissolve as Greece, Portugal, Spain and Italy each careened toward bankruptcy. But through various stop-gap measures, bailouts, forced austerity programs, and assurances from the Chairman of the European Central Bank (ECB) that it would do "whatever is necessary" to preserve the Euro and the Eurozone, conditions slowly improved. Sovereign yields have declined from junk levels to low investment grade rates, most European economies are emerging from recession, although growth is minimal at this point, and European stocks are up. The World Bank estimates 2014 European GDP growth at 1.9%, a large proportion of which will come from Germany. But that forecast is up from an estimated 0.7% rate for 2013 and 0.3% for 2012.

The U.S. economy saw relatively steady improvement during late 2012 and most of 2013. GDP growth improved on an annualized basis for four successive quarters (4Q 2012 — 3Q 2013). The rate for the 4th quarter of 2013, to be announced at the end of this month, will probably come in below the 4.1% registered in the 3rd quarter; current consensus estimates still show it running around 3.0%. Until December, monthly payrolls increased at about a 200,000 rate since last summer, up from 150,000 during the first half of the year. While December's print of only 74,000 jobs was disappointing, bad weather was claimed to be the culprit. Retail sales for December were above expectations, regional manufacturing surveys have been strong, house prices are up double-digits year-over-year, and annualized auto sales are running at a rate double that of 2008-09, and are approaching peak levels reached in 2005. In addition, exports have been growing faster than imports, thus reducing the U.S. trade deficit.

On the balance sheet side, the U.S. deficit has continued to decline from a peak of over 10% of GDP during the early years of the financial crisis to the much more comfortable level of around 3%, due to reduced government spending and increased tax realizations. While cuts in government spending dragged GDP growth by as much a 1.5% during 2013, that headwind should be much less in 2014.

New Worries

While the types of crises that threaten to spin the world back into economic and financial crisis did not occur last year, there were three key issues of concern for the U.S. markets: the issue of beginning to unwind the QE program; Congressional agreement on a budget for fiscal year 2014 and the related issue of raising the debt ceiling; and the economic impact of the chaotic start-up of the Affordable Care Act.

With regard to the first issue, the Federal Reserve's announcement last May that they would begin to reduce the amount of bonds they would purchase each month sent emerging market bonds and stocks into a freefall, while yields on 10-year U.S. Treasury securities rose nearly 100 basis points in a little over three months, a dramatic move by historical standards.

The new concern for markets is what if any consequences to economic growth and financial stability will result from unwinding of the QE program. In general, the program was considered a success in preventing a collapse of the U.S. economy as it worked its way through the deleveraging process following the 2008 financial crisis. Given the reaction of U.S. 10-year Treasuries and emerging market equity, bond and foreign exchange markets to the Fed's announcement last May that it would begin its tapering program in the near future, markets are justifiably worried about other unintended consequences as QE is wound down over time.

The second issue last year, regarding Congressional agreement on an increase in the debt ceiling and a budget, was a familiar scenario for markets. In 2011, Republicans and Democrats were unable to come to a definitive agreement on a budget, ultimately delegating the responsibility for compromise to a bipartisan committee. If the committee was unsuccessful by mid-December of that year, the result would lead to "sequestration," which would include automatic spending reductions in discretionary items on everything except entitlements such as Social Security and Medicare, equally apportioned between domestic programs and military spending. Sequestration had a more direct impact on economic growth, detracting an estimated 1.5% from GDP growth in 2013.

In 2013, history nearly repeated itself. Again, a stalemate over the budget and the debt ceiling led to a 14-day shutdown of the government. The direct economic impact was limited, but once again extreme partisanship and failure by our elected officials to effectively govern was a blow to consumer and corporate confidence.

The third issue involved the rollout of the Affordable Care Act ("ACA"). The original goal of the administration was to have five million American citizens enrolled by mid-December 2013. The administration recently estimated that three million Americans enrolled by the end of last year, although it seems that most are among the older and less healthy cohort. It now appears that the ACA's goal of providing low-cost universal health care may not be achieved which could undermine confidence of both consumers and businesses, which in turn tends to constrain spending decisions, and thus economic progress.

Outlook

Of the three issues highlighted, the most important to the financial markets will continue to be how monetary policy unfolds going forward.

The vehicle through which investors will monitor monetary policy will continue to be the stream of economic data as it unfolds.

With regard to markets, it is hard to imagine that U.S., European and Japanese equity markets could repeat their 2013 performance. Revenue growth is the most important driver of earnings at this stage of the cycle, given that margins are close to historical peaks. Revenue growth will depend upon overall economic growth.

Bonds, however, are likely to struggle. Any scenario other than deflationary recession, which seems a low probability outcome at this time, suggests that bond returns will suffer because interest rates will have to begin rising at some point. Stronger growth ultimately leads to higher inflation, which generally leads to higher interest rates and, thus, lower bond prices.

The total return performance (net of investment management and other operating expenses) for each of the Investment Company Funds is reflected below:

Total Returns — Year Ended December 31, 2013

Equity Index Fund	+32.02%
All America Fund	+32.13%
Small Cap Value Fund	+29.35%
Small Cap Growth Fund	+41.19%
Mid Cap Value Fund	+27.78%
Mid-Cap Equity Index Fund	+33.21%
International Fund	+21.00%
Composite Fund	+16.37%
Retirement Income Fund	+ 7.40%
2010 Retirement Fund	+11.78%
2015 Retirement Fund	+14.80%
2020 Retirement Fund	+17.72%
2025 Retirement Fund	+21.11%
2030 Retirement Fund	+23.72%
2035 Retirement Fund	+25.92%
2040 Retirement Fund	+27.20%
2045 Retirement Fund	+27.68%
2050 Retirement Fund	+28.17%
Conservative Allocation Fund	+ 7.34%
Moderate Allocation Fund	+15.66%
Aggressive Allocation Fund	+24.19%
Money Market Fund	- 0.16%
Mid-Term Bond Fund	- 0.55%
Bond Fund	- 0.91%

The above performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages which immediately follow include brief discussions of each Fund's performance for the year ended December 31, 2013, compared with its relevant index. Also presented are graphs and tables for each Fund (except for the Money Market Fund) which illustrates each Fund's respective:

•  Historical total return achieved over specific periods, expressed as an average annual rate and as a cumulative rate;

•  Value in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

•  Historical performance compared to an appropriate index.

Following the discussions are the graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Investment Corporation

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward looking statements which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

The S&P 500 had an extremely strong first 2013, returning 32.4% including dividends. The S&P 500 closed the year at its highest level of 1849 on December 31, 2013. The market traded lower into the end of the 3rd Quarter of the year, declining about 5% over the last 2 weeks of December. A delay in the onset of the tapering of Quantitative Easing from the Federal Reserve renewed concerns over lackluster economic growth and job creation in the US leading to a potential slowdown in corporate earnings. Gridlock in Washington over raising the debt ceiling and a shutdown of the government also weighed on the market. Once Washington reached a deal in the middle of October the market resumed its upward path finishing the year at new highs. Consumer Discretionary, Health Care, and Industrials were the best performing sectors of the year, returning 41%, 38.8% and 37.6%, respectively. No sectors had a negative return but Utilities and Telecom were the worst performing, with returns of 8.8 % and 6.5 % respectively.

The Equity Index Fund's performance for the year ended December 31, 2013, was 32.02%, in line with the benchmark return of 32.39%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Equity Index Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,202	32.02%	32.02%
5 Years	$22,555	125.55%	17.66%
10 Years	$20,027	100.27%	7.19%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,239	32.39%	32.39%
5 Years	$22,816	128.16%	17.94%
10 Years	$20,424	104.24%	7.41%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is close to being equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

For the year ended December 31, 2013, the S&P 500 of large capitalization stocks increased by 32.39% on a total return basis, while the Russell 2000® Growth Index was up 43.30% and the Russell 2000® Value Index was up 34.52%.

The All America Fund's return for the year ended December 31, 2013, before expenses was 32.64% and 32.13% after expenses versus the benchmark return of 32.39%. All of the outperformance of the Fund was the result of outperformance by the Small Cap Growth component of the Fund. The Equity Index performed in line with the benchmark, while the Small Cap Value and Large Cap components each underperformed the benchmark.

All America Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,214	32.13%	32.13%
5 Years	$22,427	124.27%	17.52%
10 Years	$19,600	96.00%	6.96%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,239	32.39%	32.39%
5 Years	$22,816	128.16%	17.94%
10 Years	$20,424	104.24%	7.41%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the year ended December 31, 2013, the Small Cap Value Fund returned 29.35% versus a 34.52% return for the Russell 2000 Value Index. Within the benchmark, the best performing sectors were Retail and Consumer Cyclical while the worst sectors were Basic Materials and REITs.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Healthcare and REITs, while sectors detracting from Fund performance included Energy and Technology.

Small Cap Value Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$12,936	29.35%	29.35%
5 Years	$24,054	140.54%	19.18%
Since 7/1/05 (Inception)	$21,128	111.28%	9.19%

Russell 2000 Value Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,452	34.52%	34.52%
5 Years	$22,527	125.27%	17.64%
Since 7/1/05 (Inception)	$18,408	84.08%	7.44%

The line representing the performance return of the Small Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 42.05% before expenses and 41.19% after expenses during year ended December 31, 2013. The Fund's benchmark, the Russell 2000® Growth Index, returned 43.3% for the period.

Calendar year 2013 showed attractive absolute returns for investors in the small capitalization marketplace. Some of the reason for small cap area's strong performance is that the small companies are more domestically and housing oriented. The small cap sector outperformed both the large capitalization and mid-capitalization areas of the US marketplace. The Russell 2000 Growth Index was one of the top performing indices for the full calendar year.

The best performing sector in the Russell 2000 Growth Index was healthcare which was up over 50%. We outperformed this sector with strong results coming from the medical equipment and pharmaceutical industries.

In addition, the Fund showed very strong results in Industrial and Consumer Discretionary sectors. We struggled in the Energy and Materials sectors.

Small Cap Growth Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$14,120	41.19%	41.19%
5 Years	$24,795	147.95%	19.91%
Since 7/1/05 (Inception)	$20,691	106.91%	8.93%

Russell 2000 Growth Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$14,330	43.30%	43.30%
5 Years	$27,674	176.74%	22.58%
Since 7/1/05 (Inception)	$22,200	122.00%	9.84%

The line representing the performance return of the Small Cap Growth Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

MID CAP VALUE FUND

The investment objective of the Mid Cap Value Fund is to outperform the Russell Midcap® Value Index. The Mid Cap Value Fund generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the year ended December 31, 2013, the Mid Cap Value Fund returned 27.78% versus a 33.46% return for the Russell Midcap Value Index. Within the benchmark, the best performing sectors were Retail and Technology while the worst sectors were Basic Materials and REITs

Adverse stock selection was the primary driver of performance versus the benchmark. Sectors contributing to Mid Cap Value Fund performance included REITs and Insurance while sectors detracting from Fund performance included Technology and Energy.

Mid Cap Value Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$12,778	27.78%	27.78%
5 Years	$20,678	106.78%	15.64%
Since 7/1/05 (Inception)	$17,415	74.15%	6.73%

Russell Mid Cap Value Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,346	33.46%	33.46%
5 Years	$26,114	161.14%	21.16%
Since 7/1/05 (Inception)	$20,168	101.68%	8.60%

The line representing the performance return of the Mid Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 outperformed the S&P 500® for 2013. The outperformance is a continuation of strong Mid Cap performance during the second half of 2012. Within the S&P MidCap 400, the Healthcare, Industrials and Consumer Discretionary sectors were extremely strong, up 45.4%, 42.5%, and 40.8% respectively. As was the case with the S&P 500, Telecom was the worst performing sector with a return of 18.5%.

The Mid-Cap Equity Index Fund's performance for the year ended December 31, 2013, was 33.21%, in line with the 33.50% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Mid-Cap Equity Index Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,321	33.21%	33.21%
5 Years	$26,549	165.49%	21.55%
10 Years	$26,239	162.39%	10.12%

S & P MidCap 400 Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,350	33.50%	33.50%
5 Years	$26,904	169.04%	21.89%
10 Years	$26,796	167.96%	10.36%

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

INTERNATIONAL FUND

The International Fund seeks capital appreciation by investing, directly or indirectly, in stocks of companies located outside of the United States that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (MSCI EAFE® Index). Currently the International Fund is invested mainly in exchange traded funds that reflect the MSCI EAFE Index. The Fund also has invested a small percentage of assets in exchange traded funds that provide exposure to emerging markets and to companies with small market capitalizations in developed market countries.

For the year ended December 31, 2013, the International Fund returned 21.00%, underperforming the 22.78% return of the benchmark. During the 2nd quarter the fund added exposure to International Small Cap and Emerging Markets which both underperformed the Index. The fund's benchmark closes earlier in the day than the actual market for the fund's investments. This time lag can result in both positive and negative performance differences.

International Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$12,100	21.00%	21.00%
5 Years	$16,962	69.62%	11.14%
Since 11/5/07 (Inception)	$9,870	-1.30%	-0.21%

MSCI EAFE Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$12,278	22.78%	22.78%
5 Years	$17,969	79.69%	12.44%
Since 11/5/07 (Inception)	$9,899	-1.01%	-0.17%

The line representing the performance return of the International Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

COMPOSITE FUND

The Composite Fund invests in a diversified portfolio of common stocks and fixed-income securities, seeking appreciation and current income. The equity portion of the Composite Fund invests in stocks within the S&P 500® Index (S&P 500).

For the year ended December 31, 2013, the equity portion of the Fund had a total return of 30.41% (before expenses), underperforming the S&P 500 Index by 198 basis points. The primary reason for the underperformance of this portion of the Fund was adverse stock selection.

The equity portion of the Composite Fund maintains sector weights within plus or minus 100 basis points of the S&P 500 Index and does not take positions in individual stocks with overweights of more than 200 basis points. This structural discipline produces a relatively low-risk portfolio that emphasizes stock selection based on strong fundamental analysis.

For the year ended December 31, 2013, the fixed income portion of the Fund had a total return of -1.84% (before expenses), compared to the Barclays Capital Aggregate Bond Index, which returned -2.02% for the period. The fixed income portion of the Fund focused on income and capital preservation.

The Federal Reserve continued to emphasize low short-term rates in order to stimulate the economy, re-liquefy the banking system and support the mortgage market. However, long-term rates rose from three to three and a half percent even though the government made massive purchases of longer-dated issues.

The corporate bond market performed well due to the continuing tightening of the spreads between government and corporate bonds. This was created by a supply/demand imbalance that left investors desperate for quality investments with reasonable income.

For the year ended December 31, 2013, the Composite Fund returned 16.88% before expenses and 16.37% after expenses compared to the weighted benchmark return of 17.73%, 40% of which is based on the Barclays Capital Aggregate Bond Index and 60% of which is based on the S&P 500. All of the underperformance of the Composite Fund was the result of the underperformance of the equity portion of the fund.

Composite Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$11,638	16.37%	16.37%
5 Years	$17,570	75.70%	11.93%
10 Years	$17,279	72.79%	5.62%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,239	32.39%	32.39%
5 Years	$22,816	128.16%	17.94%
10 Years	$20,424	104.24%	7.41%

Barclays Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$9,798	-2.02%	-2.02%
5 Years	$12,426	24.26%	4.44%
10 Years	$15,596	55.96%	4.55%

Citigroup 3 - Month T-Bill Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$10,005	0.05%	0.05%
5 Years	$10,048	0.48%	0.10%
10 Years	$11,704	17.04%	1.59%

The line representing the performance return of the Composite Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return lines of the Indices do not. Past performance is not indicative of future results.

RETIREMENT INCOME FUND

The objective of the Retirement Income Fund is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Fund invests primarily in the fixed-income funds of the Investment Company and also invests in two equity funds of the Investment Company. The Fund's target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond, 40% in the Mid-Term Bond Funds and 5% in the Money Market Fund) and approximately 25% of net assets in equity funds (20% in the Equity Index Fund and 5% in the Mid-Cap Equity Index Fund).

Performance for the Retirement Income Fund is compared to the Barclays Capital Aggregate Bond Index (70% weighting), the Citigroup 3-Month Treasury Bill Index (5% weighting) and the S&P 500® Index (25% weighting). For the year ended December 31, 2013, the Fund returned 7.40% versus a 6.00% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the outperformance of the Mid-Term Bond Fund and the Bond Fund relative to the Barclays Capital Aggregate Bond Index, and the performance of the Mid-Cap Equity Index Fund as compared to the S&P 500 Index.

Retirement Income Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$10,739	7.40%	7.40%
5 Years	$15,281	52.81%	8.85%
Since 11/5/07 (Inception)	$13,824	38.24%	5.39%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,239	32.39%	32.39%
5 Years	$22,816	128.16%	17.94%
Since 11/5/07 (Inception)	$14,103	41.03%	5.74%

Barclays Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$9,798	-2.02%	-2.02%
5 Years	$12,426	24.26%	4.44%
Since 11/5/07 (Inception)	$13,264	32.64%	4.70%

Citigroup 3 - Month T-Bill Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$10,005	0.05%	0.05%
5 Years	$10,048	0.48%	0.10%
Since 11/5/07 (Inception)	$10,294	2.94%	0.47%

The line representing the performance return of the Retirement Income Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2010 RETIREMENT FUND

The objective of the 2010 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2010. The 2010 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 61% of net assets in fixed-income funds (approximately 25% in the Bond Fund, 31% in the Mid-Term Bond Fund and 5% in the Money Market Fund) and approximately 39% of net assets in equity funds (25% in the Equity Index Fund, 11% in the Mid-Cap Equity Index Fund and 3% in the International Fund).

Performance for the 2010 Retirement Fund is compared to the Barclays Capital Aggregate Bond Index (56% weighting), the Citigroup 3-Month Treasury Bill Index (5% weighting) and the S&P 500® Index (39% weighting). For the year ended December 31, 2013, the Fund returned 11.78% versus a 10.63% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the outperformance of the Mid-Term Bond Fund and the Bond Fund relative to the Barclays Capital Aggregate Bond Index, and the Mid-Cap Equity Index Fund relative to the S&P 500 Index.

2010 Retirement Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$11,179	11.78%	11.78%
5 Years	$16,864	68.64%	11.01%
Since 11/5/07 (Inception)	$13,829	38.29%	5.40%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,239	32.39%	32.39%
5 Years	$22,816	128.16%	17.94%
Since 11/5/07 (Inception)	$14,103	41.03%	5.74%

Barclays Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$9,798	-2.02%	-2.02%
5 Years	$12,426	24.26%	4.44%
Since 11/5/07 (Inception)	$13,264	32.64%	4.70%

Citigroup 3 - Month T-Bill Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$10,005	0.05%	0.05%
5 Years	$10,048	0.48%	0.10%
Since 11/5/07 (Inception)	$10,294	2.94%	0.47%

The line representing the performance return of the 2010 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2015 RETIREMENT FUND

The objective of the 2015 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2015. The 2015 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 49% of net assets in equity funds (approximately 28% in the Equity Index Fund, 11% in the Mid-Cap Equity Index Fund, 6% in the International Fund and 2% each in the Small Cap Growth and Small Cap Value Funds) and approximately 51% of net assets in fixed-income funds (25% in the Bond Fund and 26% in the Mid-Term Bond Fund).

Performance for the 2015 Retirement Fund is compared to the S&P 500® Index (49% weighting) and the Barclays Capital Aggregate Bond Index (51% weighting). For the year ended December 31, 2013, the Fund returned 14.80% versus a 13.91% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the outperformance of the Mid-Term Bond Fund and the Bond Fund relative to the Barclays Capital Aggregate Bond Index, the Mid-Cap Equity Index Fund and the Small Cap Growth Fund relative to the S&P 500 Index.

2015 Retirement Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$11,481	14.80%	14.80%
5 Years	$17,651	76.51%	12.02%
Since 11/5/07 (Inception)	$13,780	37.80%	5.34%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,239	32.39%	32.39%
5 Years	$22,816	128.16%	17.94%
Since 11/5/07 (Inception)	$14,103	41.03%	5.74%

Barclays Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$9,798	-2.02%	-2.02%
5 Years	$12,426	24.26%	4.44%
Since 11/5/07 (Inception)	$13,264	32.64%	4.70%

The line representing the performance return of the 2015 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2020 RETIREMENT FUND

The objective of the 2020 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2020. The 2020 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 59% of net assets in equity funds (approximately 33% in the Equity Index Fund, 11% in the Mid-Cap Equity Index Fund, 9% in the International Fund and 3% each in the Small Cap Growth and Small Cap Value Funds) and approximately 41% of net assets in fixed-income funds (25% in the Bond Fund and 16% in the Mid-Term Bond Fund).

Performance for the 2020 Retirement Fund is compared to the S&P 500® Index (59% weighting) and the Barclays Capital Aggregate Bond Index (41% weighting). For the year ended December 31, 2013, the Fund returned 17.72% versus a 17.38% return in the weighted benchmark. The small outperformance of the Fund is mainly attributable to the outperformance of the Mid-Term Bond Fund and the Bond Fund relative to the Barclays Capital Aggregate Bond Index, the Mid-Cap Equity Index Fund and the Small Cap Growth Fund relative to the S&P 500 Index.

2020 Retirement Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$11,772	17.72%	17.72%
5 Years	$18,739	87.39%	13.37%
Since 11/5/07 (Inception)	$13,874	38.74%	5.46%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,239	32.39%	32.39%
5 Years	$22,816	128.16%	17.94%
Since 11/5/07 (Inception)	$14,103	41.03%	5.74%

Barclays Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$9,798	-2.02%	-2.02%
5 Years	$12,426	24.26%	4.44%
Since 11/5/07 (Inception)	$13,264	32.64%	4.70%

The line representing the performance return of the 2020 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2025 RETIREMENT FUND

The objective of the 2025 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 69% of net assets in equity funds (approximately 37% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund, 9% in the International Fund and 4% each in the Small Cap Growth and Small Cap Value Funds) and approximately 31% of net assets in fixed-income funds (23% in the Bond Fund and 8% in the Mid-Term Bond Fund).

Performance for the 2025 Retirement Fund is compared to the S&P 500® Index (69% weighting) and the Barclays Capital Aggregate Bond Index (31% weighting). For the year ended December 31, 2013, the Fund returned 21.11% versus a 20.92% return in the weighted benchmark. The small outperformance of the Fund is mainly attributable to the outperformance of the Mid-Term Bond Fund and the Bond Fund relative to the Barclays Capital Aggregate Bond Index, the Mid-Cap Equity Index Fund and the Small Cap Growth Fund relative to the S&P 500 Index.

2025 Retirement Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$12,111	21.11%	21.11%
5 Years	$19,925	99.25%	14.77%
Since 11/5/07 (Inception)	$14,005	40.05%	5.62%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,239	32.39%	32.39%
5 Years	$22,816	128.16%	17.94%
Since 11/5/07 (Inception)	$14,103	41.03%	5.74%

Barclays Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$9,798	-2.02%	-2.02%
5 Years	$12,426	24.26%	4.44%
Since 11/5/07 (Inception)	$13,264	32.64%	4.70%

The line representing the performance return of the 2025 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2030 RETIREMENT FUND

The objective of the 2030 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 77% of net assets in equity funds (approximately 40% in the Equity Index Fund, 17% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 5% each in the Small Cap Growth and Small Cap Value Funds) and approximately 23% of net assets in the Bond Fund.

Performance for the 2030 Retirement Fund is compared to the S&P 500® Index (77% weighting) and the Barclays Capital Aggregate Bond Index (23% weighting). For the year ended December 31, 2013, the Fund returned 23.72% versus a 23.81% return in the weighted benchmark. The small under performance of the Fund is mainly attributable to the under performance of the International Fund and Small Cap Value Fund relative to the S&P 500 Index.

2030 Retirement Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$12,372	23.72%	23.72%
5 Years	$20,789	107.89%	15.75%
Since 11/5/07 (Inception)	$14,241	42.41%	5.90%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,239	32.39%	32.39%
5 Years	$22,816	128.16%	17.94%
Since 11/5/07 (Inception)	$14,103	41.03%	5.74%

Barclays Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$9,798	-2.02%	-2.02%
5 Years	$12,426	24.26%	4.44%
Since 11/5/07 (Inception)	$13,264	32.64%	4.70%

The line representing the performance return of the 2030 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2035 RETIREMENT FUND

The objective of the 2035 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 84% of net assets in equity funds (approximately 40% in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 12% in the International Fund and 6% each in the Small Cap Growth and Small Cap Value Funds) and approximately 16% of net assets in the Bond Fund.

Performance for the 2035 Retirement Fund is compared to the S&P 500® Index (84% weighting) and the Barclays Capital Aggregate Bond Index (16% weighting). For the year ended December 31, 2013, the Fund returned 25.92% versus a 26.37% return in the weighted benchmark. The small under performance of the Fund is mainly attributable to the under performance of the International Fund and Small Cap Value Fund relative to the S&P 500 Index.

2035 Retirement Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$12,592	25.92%	25.92%
5 Years	$21,400	114.00%	16.42%
Since 11/5/07 (Inception)	$14,074	40.74%	5.70%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,239	32.39%	32.39%
5 Years	$22,816	128.16%	17.94%
Since 11/5/07 (Inception)	$14,103	41.03%	5.74%

Barclays Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$9,798	-2.02%	-2.02%
5 Years	$12,426	24.26%	4.44%
Since 11/5/07 (Inception)	$13,264	32.64%	4.70%

The line representing the performance return of the 2035 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2040 RETIREMENT FUND

The objective of the 2040 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 88% of net assets in equity funds (approximately 35% in the Equity Index Fund, 23% in the Mid-Cap Equity Index Fund, 14% in the International Fund and 8% each in the Small Cap Growth and Small Cap Value Funds) and approximately 12% of net assets in the Bond Fund.

Performance for the 2040 Retirement Fund is compared to the S&P 500® Index (88% weighting) and the Barclays Capital Aggregate Bond Index (12% weighting). For the year ended December 31, 2013, the Fund returned 27.20% versus a 27.86% return in the weighted benchmark. The small under performance of the Fund is mainly attributable to the under performance of the International Fund and Small Cap Value Fund relative to the S&P 500 Index.

2040 Retirement Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$12,720	27.20%	27.20%
5 Years	$21,799	117.99%	16.85%
Since 11/5/07 (Inception)	$14,268	42.68%	5.93%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,239	32.39%	32.39%
5 Years	$22,816	128.16%	17.94%
Since 11/5/07 (Inception)	$14,103	41.03%	5.74%

Barclays Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$9,798	-2.02%	-2.02%
5 Years	$12,426	24.26%	4.44%
Since 11/5/07 (Inception)	$13,264	32.64%	4.70%

The line representing the performance return of the 2040 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2045 RETIREMENT FUND

The objective of the 2045 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 90% of net assets in equity funds (approximately 35% in the Equity Index Fund, 21% in the Mid-Cap Equity Index Fund, 16% in the International Fund and 9% each in the Small Cap Growth and Small Cap Value Funds) and approximately 10% of net assets in the Bond Fund.

Performance for the 2045 Retirement Fund is compared to the S&P 500® Index (90% weighting) and the Barclays Capital Aggregate Bond Index (10% weighting). For the year ended December 31, 2013, the Fund returned 27.68% versus a 28.61% return in the weighted benchmark. The under performance of the Fund is mainly attributable to the under performance of the International Fund and Small Cap Value Fund relative to the S&P 500 Index.

2045 Retirement Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$12,768	27.68%	27.68%
5 Years	$21,789	117.89%	16.84%
Since 11/5/07 (Inception)	$14,213	42.13%	5.87%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,239	32.39%	32.39%
5 Years	$22,816	128.16%	17.94%
Since 11/5/07 (Inception)	$14,103	41.03%	5.74%

Barclays Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$9,798	-2.02%	-2.02%
5 Years	$12,426	24.26%	4.44%
Since 11/5/07 (Inception)	$13,264	32.64%	4.70%

The line representing the performance return of the 2045 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2050 RETIREMENT FUND

The objective of the 2050 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2050. The 2050 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 92% of net assets in equity funds (approximately 35% in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 17% in the International Fund and 10% each in the Small Cap Growth and Small Cap Value Funds) and approximately 8% of net assets in the Bond Fund.

Performance for the 2050 Retirement Fund is compared to the S&P 500® Index (92% weighting) and the Barclays Capital Aggregate Bond Index (8% weighting). For the year ended December 31, 2013, the Fund returned 28.17% versus a 29.36% return in the weighted benchmark. The under performance of the Fund is mainly attributable to the under performance of the International Fund and Small Cap Value Fund relative to the S&P 500 Index

2050 Retirement Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$12,817	28.17%	28.17%
Since 10/1/12 (Inception)	$13,052	30.52%	23.75%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,239	32.39%	32.39%
Since 10/1/12 (Inception)	$13,189	31.89%	24.79%

Barclays Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$9,798	-2.02%	-2.02%
Since 10/1/12 (Inception)	$9,819	-1.81%	-1.46%

The line representing the performance return of the 2050 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

CONSERVATIVE ALLOCATION FUND

The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Fund invests primarily in the fixed-income funds of the Investment Company and also invests in an equity fund of the Investment Company. The Conservative Allocation Fund's target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond Fund and approximately 45% in the Mid-Term Bond Fund) and approximately 25% of net assets in equity funds (Equity Index Fund).

Performance for the Conservative Allocation Fund is compared to the Barclays Capital Aggregate Bond Index (75% weighting) and the S&P 500® Index (25% weighting). For the year ended December 31, 2013, the Conservative Allocation Fund returned 7.34% versus a 5.89% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the outperformance of the Mid-Term Bond Fund and the Bond Fund relative to the Barclays Capital Aggregate Bond Index.

Conservative Allocation Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$10,734	7.34%	7.34%
5 Years	$15,467	54.67%	9.11%
10 Years	$16,941	69.41%	5.41%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,239	32.39%	32.39%
5 Years	$22,816	128.16%	17.94%
10 Years	$20,424	104.24%	7.41%

Barclays Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$9,798	-2.02%	-2.02%
5 Years	$12,426	24.26%	4.44%
10 Years	$15,596	55.96%	4.55%

The line representing the performance return of the Conservative Allocation Fund includes expenses, such as transaction costs and management fees in the underlying funds that reduce returns, while the performance return lines of the Indicies do not. Past performance is not indicative of future results.

MODERATE ALLOCATION FUND

The objective of the Moderate Allocation Fund is capital appreciation and current income. The Moderate Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Moderate Allocation Fund's target allocation is approximately 50% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund and approximately 15% of its net assets in the Mid-Cap Equity Index Fund) and approximately 50% of net assets in fixed-income funds (approximately 30% of its net assets in the Bond Fund and approximately 20% of its net assets in the Mid-Term Bond Fund).

Performance for the Moderate Allocation Fund is compared to the S&P 500® Index (50% weighting) and the Barclays Capital Aggregate Bond Index (50% weighting). For the year ended December 31, 2013, the Moderate Allocation Fund returned 15.66% versus a 14.25% return for the weighted benchmark. The outperformance of the Fund is mainly attributable to the outperformance of the Mid-Term Bond Fund and the Bond Fund relative to the Barclays Capital Aggregate Bond Index, and the performance of the Mid-Cap Equity Index Fund as compared to the S&P 500 Index.

Moderate Allocation Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$11,566	15.66%	15.66%
5 Years	$18,331	83.31%	12.88%
10 Years	$19,280	92.80%	6.78%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,239	32.39%	32.39%
5 Years	$22,816	128.16%	17.94%
10 Years	$20,424	104.24%	7.41%

Barclays Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$9,798	-2.02%	-2.02%
5 Years	$12,426	24.26%	4.44%
10 Years	$15,596	55.96%	4.55%

The line representing the performance return of the Moderate Allocation Fund includes expenses, such as transaction costs and management fees in the underlying funds that reduce returns, while the performance return lines of the Indicies do not. Past performance is not indicative of future results.

AGGRESSIVE ALLOCATION FUND

The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Aggressive Allocation Fund's target allocation is approximately 75% of net assets in equity funds (approximately 45% of its net assets in the Equity Index Fund, approximately 20% of its net assets in the Mid-Cap Equity Index Fund, approximately 5% of its net assets in the Small Cap Value Fund and approximately 5% of its net assets in the Small Cap Growth Fund) and approximately 25% of net assets in the Bond Fund.

Performance for the Aggressive Allocation Fund is compared to the S&P 500® Index (75% weighting) and the Barclays Capital Aggregate Bond Index (25% weighting). For the year ended December 31, 2013, the Aggressive Allocation Fund returned 24.19% versus a 23.08% return for the weighted benchmark. The outperformance of the Fund is mainly attributable to the outperformance of the Bond Fund relative to the Barclays Capital Aggregate Bond Index, the Mid-Cap Equity Index Fund and the Small Cap Growth Fund relative to the S&P 500 Index.

Aggressive Allocation Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$12,421	24.19%	24.19%
5 Years	$21,186	111.86%	16.20%
10 Years	$20,879	108.79%	7.63%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$13,239	32.39%	32.39%
5 Years	$22,816	128.16%	17.94%
10 Years	$20,424	104.24%	7.41%

Barclays Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$9,798	-2.02%	-2.02%
5 Years	$12,426	24.26%	4.44%
10 Years	$15,596	55.96%	4.55%

The line representing the performance return of the Aggressive Allocation Fund includes expenses, such as transaction costs and management fees in the underlying funds that reduce returns, while the performance return lines of the Indicies do not. Past performance is not indicative of future results.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Money Market Fund returned 0.11% before expenses and -0.16% after expenses for the year ended December 31, 2013, compared to a 0.05% return for the Citigroup 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

The Federal Reserve remained committed to a near-zero interest rate policy during 2013. The Fed Funds target rate was kept unchanged at a range of 0 to 25 basis points since 2008. This caused money market returns to be extremely low by historical standards. In addition, the supply of eligible investments continued to decrease. The Fund's strategy remains focused on quality, liquidity and maintaining a relatively short weighted average maturity.

The seven-day effective yield as of February 11, 2014, was -0.12%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

MID-TERM BOND FUND

The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Mid-Term Bond Fund primarily invests in corporate and U.S. government agency securities, which normally yield more than U.S. Treasury issues.

The Mid-Term Bond Fund emphasized corporate issues during 2013 in order to capture incremental income. The Fund will continue to focus on income, rather than market volatility, to achieve superior returns over market cycles. In addition, the Fund's corporate securities will remain highly diversified in order to shield the portfolio from any credit risk that might arise should the domestic economy weaken.

The average maturity of the Fund was similar to the Intermediate Index throughout most of the year. The Fund does not emphasize market volatility, but seeks to achieve superior returns by compounding incremental income over market cycles.

An additional component of the Fund's low risk profile is to highly diversify portfolio holdings. In general, new investment positions are kept to one-half of one percent of the Fund's value. At year end, 142 corporate issuers were held with an average weighting of 0.37% of the Fund's value.

For the year ended December 31, 2013, the Mid-Term Bond Fund returned -0.04% before expenses and -0.55% after expenses, versus a -0.86% return for the Barclays Capital Intermediate Government/Credit Bond Index. The Fund's emphasis on higher-yielding corporate issues was a major contributor to its pre-expense outperformance.

Mid-Term Bond Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$9,946	-0.55%	-0.55%
5 Years	$12,995	29.95%	5.38%
10 Years	$15,239	52.39%	4.30%

Barclays Capital Intermediate

Government/Credit Bond Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$9,914	-0.86%	-0.86%
5 Years	$12,143	21.43%	3.96%
10 Years	$14,929	49.29%	4.09%

The line representing the performance return of the Mid-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The Federal Reserve continued to emphasize low short-term rates in order to stimulate the economy, re-liquefy the banking system and support the mortgage market. However, yields on intermediate and longer dated issues rose over 100 basis points during the year as the market became concerned about a tapering of Federal Reserve purchases. As a result, the broad bond market indices registered negative returns for 2013.

Yield spreads between corporate and treasury bonds narrowed throughout the year as investors sought securities with higher yields. This emphasis on income caused the BBB sector to be the best performer in the Investment Grade universe. Financials fared better than industrials, though both underperformed the stock market by a wide margin.

The Fund's strategy was to maintain a similar maturity profile to the Aggregate Index with an overweighting of BBB issuers. Intermediate maturities were emphasized, as was diversification. This was done to protect the Fund from unexpected credit events, so few holdings exceeded one-half of one percent of the Fund's value. The extreme diversification was unnecessary, but will be maintained going forward as part of our risk control.

For the year ended December 31, 2013, the Bond Fund returned -0.40% before expenses and -0.91% after expenses. This compares favorably to the Barclays Capital U.S. Aggregate Bond Index, which returned -2.02% for the period. The Fund's emphasis on higher-yielding corporate issues was a major contributor to its outperformance.

Bond Fund

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$9,910	-0.91%	-0.91%
5 Years	$13,831	38.31%	6.70%
10 Years	$16,108	61.08%	4.86%

Barclays Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/13	of $10,000	Cumu- lative	Average Annual
1 Year	$9,798	-2.02%	-2.02%
5 Years	$12,426	24.26%	4.44%
10 Years	$15,596	55.96%	4.55%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF DECEMBER 31, 2013 (Unaudited)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Investment Corporation Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2013 and held for the entire period ending December 31, 2013.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Equity Index Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,162.80	$1.04
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.97

*  Expenses are equal to the Fund's annual expense ratio of 0.19%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

All America Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,169.65	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.39	$2.61

*  Expenses are equal to the Fund's annual expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Small Cap Value Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,164.98	$4.77
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.46

*  Expenses are equal to the Fund's annual expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,210.09	$4.80
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.40

*  Expenses are equal to the Fund's annual expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid Cap Value Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,136.69	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	$3.38

*  Expenses are equal to the Fund's annual expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,164.33	$1.04
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.97

*  Expenses are equal to the Fund's annual expense ratio of 0.19%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

International Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,178.32	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,023.22	$1.79

*  Expenses are equal to the Fund's annual expense ratio of 0.35% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

Composite Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,102.63	$2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.39	$2.61

*  Expenses are equal to the Fund's annual expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Retirement Income Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,051.14	$2.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.65	$2.36

*  Expenses are equal to the Fund's annual expense ratio of 0.46% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2010 Retirement Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,074.49	$2.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	$2.10

*  Expenses are equal to the Fund's annual expense ratio of 0.41% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

2015 Retirement Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,091.84	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	$2.15

*  Expenses are equal to the Fund's annual expense ratio of 0.42% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2020 Retirement Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,107.23	$2.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.05

*  Expenses are equal to the Fund's annual expense ratio of 0.40% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2025 Retirement Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,122.74	$2.10
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	$2.00

*  Expenses are equal to the Fund's annual expense ratio of 0.39% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2030 Retirement Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,135.12	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	$1.90

*  Expenses are equal to the Fund's annual expense ratio of 0.37% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

2035 Retirement Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,145.78	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	$1.90

*  Expenses are equal to the Fund's annual expense ratio of 0.37% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2040 Retirement Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,152.69	$2.07
Hypothetical (5% return before expenses)	$1,000.00	$1,023.07	$1.95

*  Expenses are equal to the Fund's annual expense ratio of 0.38% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2045 Retirement Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,156.21	$2.13
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	$2.00

*  Expenses are equal to the Fund's annual expense ratio of 0.39% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2050 Retirement Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,158.90	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.05

*  Expenses are equal to the Fund's annual expense ratio of 0.40% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Conservative Allocation Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,051.91	$2.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	$2.15

*  Expenses are equal to the Fund's annual expense ratio of 0.42% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

Moderate Allocation Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,091.89	$1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,023.27	$1.74

*  Expenses are equal to the Fund's annual expense ratio of 0.34% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

Aggressive Allocation Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,131.31	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,023.32	$1.69

*  Expenses are equal to the Fund's annual expense ratio of 0.33% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$999.24	$1.37
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.38

*  Expenses are equal to the Fund's annual expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Mid-Term Bond Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,009.33	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.39	$2.61

*  Expenses are equal to the Fund's annual expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Bond Fund

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1 to December 31, 2013
Actual	$1,000.00	$1,011.69	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.39	$2.61

*  Expenses are equal to the Fund's annual expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (12.1%)
Amazon.com, Inc.*	33,194	$13,237,435
Comcast Corp. Cl A	232,235	12,068,092
Disney (Walt) Co.	146,659	11,204,748
Home Depot, Inc.	128,024	10,541,496
McDonald's Corp.	90,828	8,813,041
Other Securities	2,491,440	132,626,629
		188,491,441
CONSUMER STAPLES (9.4%)
Altria Group, Inc.	181,311	6,960,529
Coca-Cola Co.	343,706	14,198,495
CVS Caremark Corp.	104,726	7,495,240
PepsiCo, Inc.	139,883	11,601,896
Philip Morris Int'l., Inc.	147,630	12,863,002
Proctor & Gamble Co.	247,934	20,184,307
Wal-Mart Stores, Inc.	149,367	11,753,689
Other Securities	1,137,806	61,502,872
		146,560,030
ENERGY (9.9%)
Chevron Corp.	173,244	21,639,908
ConocoPhillips	111,961	7,910,045
Exxon Mobil Corp.	398,099	40,287,619
Occidental Petroleum Corp.	72,452	6,890,185
Schlumberger Ltd.	119,820	10,796,980
Other Securities	1,221,808	66,759,678
		154,284,415
FINANCIALS (15.5%)
American Express Co.	82,543	7,489,126
Bank of America Corp.	957,310	14,905,317
Berkshire Hathaway, Inc. Cl B*	163,243	19,354,090
Citigroup, Inc.	274,500	14,304,195
JPMorgan Chase & Co.	337,504	19,737,234
Wells Fargo & Co.	431,177	19,575,436
Other Securities	3,037,896	146,079,138
		241,444,536
HEALTH CARE (12.5%)
AbbVie, Inc.	151,487	8,000,028
Amgen, Inc.	67,891	7,750,437
Bristol-Myers Squibb Co.	146,211	7,771,115
Gilead Sciences, Inc.*	133,309	10,018,171
Johnson & Johnson	256,741	23,514,908
Merck & Co., Inc.	263,765	13,201,438
	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Pfizer, Inc.	594,481	$18,208,953
UnitedHealth Group, Inc.	90,423	6,808,852
Other Securities	1,378,367	98,468,723
		193,742,625
INDUSTRIALS (10.5%)
3M Co.	56,637	7,943,339
Boeing Co.	63,396	8,652,920
General Electric Co.	935,418	26,219,767
Union Pacific Corp.	41,908	7,040,544
United Parcel Service, Inc. Cl B	64,941	6,824,000
United Technologies Corp.	76,271	8,679,640
Other Securities	1,433,403	98,531,106
		163,891,316
INFORMATION TECHNOLOGY (18.2%)
Apple, Inc.	84,442	47,381,249
Cisco Systems, Inc.	492,082	11,047,241
Facebook, Inc. Cl A*	153,077	8,365,505
Google, Inc. Cl A*	25,438	28,508,621
Int'l. Business Machines Corp.	91,760	17,211,423
Intel Corp.	449,907	11,679,586
MasterCard, Inc. Cl A	9,389	7,844,134
Microsoft Corp.	703,438	26,329,684
Oracle Corp.	351,342	13,442,345
QUALCOMM, Inc.	157,166	11,669,576
Visa, Inc. Cl A	46,621	10,381,564
Other Securities	2,297,831	88,653,624
		282,514,552
MATERIALS (3.4%)
Other Securities	896,633	52,597,293
TELECOMMUNICATION SERVICES (2.2%)
AT&T, Inc.	480,853	16,906,792
Verizon Communications, Inc.	261,265	12,838,562
Other Securities	236,505	4,922,776
		34,668,130
UTILITIES (2.8%)
Other Securities	1,053,937	44,061,496
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $935,269,337) 96.5%		$1,502,255,834

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2013

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.7%)
U.S. Treasury Bill (1)	A-1+	0.05 - 0.06%	02/06/14 - 03/20/14	$26,500,000	$26,497,396
U.S. GOVERNMENT AGENCIES (0.2%)
FHLMC	A-1+	0.08	02/24/14	2,500,000	2,499,700
COMMERCIAL PAPER (1.5%)
Coca-Cola Co.†	A-1+	0.07	01/15/14	2,000,000	1,999,946
Exxon Mobil Corp.	A-1+	0.02	01/03/14	5,900,000	5,899,993
General Electric Capital Corp.	A-1+	0.10	02/04/14	10,000,000	9,999,056
Nestle Capital Corp.†	A-1+	0.09	02/10/14	2,000,000	1,999,800
New Jersey Natural Gas	A-1	0.18	01/15/14	2,000,000	1,999,860
Pfizer, Inc.†	A-1+	0.10	03/05/14	600,000	599,895
Washington Gas Light Co.	A-1	0.10	01/16/14	400,000	399,983
					22,898,533
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $51,895,629) 3.4%					51,895,629
TEMPORARY CASH INVESTMENTS (2) (Cost: $88,000) 0.0% (3)					88,000
TOTAL INVESTMENTS (Cost: $987,252,966) 99.9%					1,554,239,463
OTHER NET ASSETS 0.1%					2,136,513
NET ASSETS 100.0%					$1,556,375,976

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (7.3%)
Amazon.com, Inc.*	4,092	$1,631,849
Comcast Corp. Cl A	28,615	1,486,978
Disney (Walt) Co.	18,080	1,381,312
Home Depot, Inc.	15,800	1,300,972
Starbucks Corp.	8,446	662,082
Time Warner, Inc.	9,924	691,901
Other Securities	300,119	16,089,734
		23,244,828
CONSUMER STAPLES (5.7%)
Coca-Cola Co.	42,426	1,752,618
PepsiCo, Inc.	17,253	1,430,964
Philip Morris Int'l., Inc.	18,207	1,586,376
Proctor & Gamble Co.	30,607	2,491,716
Wal-Mart Stores, Inc.	18,428	1,450,099
Other Securities	175,626	9,369,130
		18,080,903
ENERGY (6.0%)
Chevron Corp.	21,367	2,668,952
Exxon Mobil Corp.	49,111	4,970,028
Occidental Petroleum Corp.	8,934	849,623
Schlumberger Ltd.	14,775	1,331,375
Other Securities	164,543	9,212,068
		19,032,046
FINANCIALS (9.3%)
American Int'l. Group, Inc.	16,384	836,403
Bank of America Corp.	118,050	1,838,039
Berkshire Hathaway, Inc. Cl B*	20,140	2,387,798
Capital One Financial Corp.	6,391	489,615
Citigroup, Inc.	33,895	1,766,268
Goldman Sachs Group, Inc.	4,696	832,413
JPMorgan Chase & Co.	41,655	2,435,984
MetLife, Inc.	12,331	664,888
Simon Property Group, Inc.	3,528	536,820
Wells Fargo & Co.	53,170	2,413,918
Other Securities	341,579	15,581,854
		29,784,000
HEALTH CARE (7.5%)
Biogen Idec, Inc.*	2,607	729,308
Celgene Corp.*	4,542	767,416
Gilead Sciences, Inc.*	16,434	1,235,015
	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Johnson & Johnson	31,680	$2,901,571
Merck & Co., Inc.	32,539	1,628,577
Pfizer, Inc.	73,284	2,244,689
UnitedHealth Group, Inc.	11,154	839,896
Other Securities	207,921	13,550,854
		23,897,326
INDUSTRIALS (6.3%)
Boeing Co.	7,829	1,068,580
General Electric Co.	115,393	3,234,466
Precision Castparts Corp.	1,631	439,228
Roper Industries, Inc.	1,109	153,796
Union Pacific Corp.	5,170	868,560
Other Securities	198,485	14,453,007
		20,217,637
INFORMATION TECHNOLOGY (10.9%)
Apple, Inc.	10,412	5,842,272
Cisco Systems, Inc.	60,623	1,360,986
Google, Inc. Cl A*	3,134	3,512,303
Int'l. Business Machines Corp.	11,308	2,121,042
Intel Corp.	55,480	1,440,261
MasterCard, Inc. Cl A	1,157	966,627
Microsoft Corp.	86,767	3,247,689
Oracle Corp.	43,325	1,657,615
QUALCOMM, Inc.	19,375	1,438,594
Salesforce.com, inc.*	6,187	341,461
Visa, Inc. Cl A	5,750	1,280,410
Other Securities	295,993	11,619,730
		34,828,990
MATERIALS (2.0%)
Other Securities	110,556	6,485,265
TELECOMMUNICATION SERVICES (1.3%)
AT&T, Inc.	59,278	2,084,214
Verizon Communications, Inc.	32,197	1,582,161
Other Securities	29,137	607,011
		4,273,386
UTILITIES (1.7%)
Other Securities	129,980	5,433,832
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $133,342,735) 58.0%		$185,278,213
	Rating**	Rate	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	A-1+	0.03 - 0.06%	02/13/14 - 03/20/14	$2,000,000	$1,999,852
COMMERCIAL PAPER (0.9%)
Pfizer, Inc.†	A-1+	0.10	03/05/14	1,000,000	999,825
Wisconsin Gas Co.	A-1	0.10	01/10/14	1,800,000	1,799,955
					2,799,780
TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $4,799,632) 1.5%					4,799,632
TOTAL INDEXED ASSETS (Cost: $138,142,367) 59.5%					$190,077,845

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2013

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (5.0%)
Amazon.com, Inc.*	2,475	$987,005
Disney (Walt) Co.	11,399	870,884
Home Depot, Inc.	7,734	636,818
Starbucks Corp.	16,835	1,319,696
Time Warner, Inc.	7,168	499,753
Other Securities	329,305	11,559,746
		15,873,902
CONSUMER STAPLES (2.6%)
Coca-Cola Co.	7,698	318,004
PepsiCo, Inc.	7,816	648,259
Philip Morris Int'l., Inc.	8,499	740,518
Proctor & Gamble Co.	12,315	1,002,564
Wal-Mart Stores, Inc.	14,005	1,102,053
Other Securities	137,696	4,510,732
		8,322,130
ENERGY (3.2%)
Chevron Corp.	5,030	628,297
Exxon Mobil Corp.	20,307	2,055,068
Occidental Petroleum Corp.	5,923	563,277
Other Securities	300,530	6,822,614
		10,069,256
FINANCIALS (7.3%)
American Int'l. Group, Inc.	11,571	590,700
Bank of America Corp.	41,917	652,648
Berkshire Hathaway, Inc. Cl B*	4,705	557,825
Capital One Financial Corp.	11,278	864,008
Citigroup, Inc.	11,032	574,878
Goldman Sachs Group, Inc.	3,872	686,351
JPMorgan Chase & Co.	24,967	1,460,070
MetLife, Inc.	11,439	616,791
Simon Property Group, Inc.	4,069	619,139
Wells Fargo & Co.	24,266	1,101,676
Other Securities	597,888	15,470,249
		23,194,335
HEALTH CARE (5.5%)
Biogen Idec, Inc.*	1,703	476,414
Celgene Corp.*	5,277	891,602
Gilead Sciences, Inc.*	11,494	863,774
Merck & Co., Inc.	17,492	875,475
Pfizer, Inc.	40,982	1,255,279
UnitedHealth Group, Inc.	4,884	367,765
Other Securities	559,123	12,795,840
		17,526,149
	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
INDUSTRIALS (5.1%)
Boeing Co.	8,402	$1,146,789
General Electric Co.	49,413	1,385,046
Precision Castparts Corp.	3,349	901,886
Roper Industries, Inc.	8,544	1,184,882
Union Pacific Corp.	2,988	501,984
Other Securities	256,440	11,154,293
		16,274,880
INFORMATION TECHNOLOGY (7.0%)
Apple, Inc.	4,295	2,409,967
Cisco Systems, Inc.	22,656	508,627
Google, Inc. Cl A*	1,134	1,270,885
Int'l. Business Machines Corp.	4,287	804,113
MasterCard, Inc. Cl A	647	540,543
Microsoft Corp.	25,940	970,934
Oracle Corp.	16,326	624,633
QUALCOMM, Inc.	9,230	685,328
Salesforce.com, inc.*	14,350	791,977
Other Securities	478,238	13,635,249
		22,242,256
MATERIALS (1.9%)
Other Securities	197,219	6,164,210
TELECOMMUNICATION SERVICES (0.6%)
AT&T, Inc.	25,664	902,346
Verizon Communications, Inc.	7,373	362,309
Other Securities	34,858	476,950
		1,741,605
UTILITIES (1.1%)
Other Securities	84,069	3,558,335
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $86,344,825) 39.3%		$124,967,058
ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	556	161,256
TOTAL ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS (Cost: $55,600) 0.1%		$161,256

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2013

	Rating**	Rate	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill	A-1+	0.05%	03/20/14	$500,000	$499,951
U.S. GOVERNMENT AGENCIES (0.2%)
FHLB	A-1+	0.10	03/19/14	600,000	599,865
COMMERCIAL PAPER (0.2%)
Exxon Mobil Corp.	A-1+	0.02	01/03/14	500,000	499,999
TOTAL ACTIVE ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $1,599,815) 0.6%					1,599,815
TOTAL ACTIVE ASSETS (Cost: $88,000,240) 40.0%					126,728,129
TEMPORARY CASH INVESTMENTS (2) (Cost: $853,900) 0.3%					853,900
TOTAL INVESTMENTS (Cost: $226,996,507) 99.8%					317,659,874
OTHER NET ASSETS 0.2%					623,679
NET ASSETS 100.0%					$318,283,553

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.2%)
Bassett Furniture Industries, Inc.	332,583	$5,081,868
Deckers Outdoor Corp.*	45,830	3,870,802
Shutterfly, Inc.*	95,876	4,882,965
Wolverine World Wide, Inc.	178,596	6,065,120
Other Securities	850,570	11,197,849
		31,098,604
CONSUMER STAPLES (2.9%)
Farmer Brothers Co.*	157,762	3,669,544
The Pantry, Inc.*	206,504	3,465,137
Other Securities	361,720	4,005,702
		11,140,383
ENERGY (6.4%)
Carrizo Oil and Gas, Inc.*	101,265	4,533,634
Energy XXI (Bermuda) Ltd.	244,364	6,612,490
PBF Energy, Inc.	167,216	5,260,615
Other Securities	1,873,204	8,111,259
		24,517,998
FINANCIALS (36.5%)
Banner Corp.	64,739	2,901,602
Chesapeake Lodging Trust	132,737	3,356,919
Ellington Financial LLC	225,399	5,109,795
FelCor Lodging Trust, Inc.	452,871	3,695,427
First Interstate BancSytem, Inc.	127,917	3,629,005
Forest City Enterprises, Inc. Cl A*	214,248	4,092,137
Glacier Bancorp, Inc.	158,553	4,723,294
Highwoods Properties, Inc.	95,615	3,458,395
Investors Bancorp, Inc.	145,264	3,715,853
Janus Capital Group, Inc.	244,221	3,021,014
Marlin Business Svcs. Corp.	137,827	3,473,240
MB Financial, Inc.	117,452	3,769,035
Meadowbrook Insurance Group, Inc.	420,998	2,930,146
ProAssurance Corp.	108,732	5,271,327
Prosperity Bancshares, Inc.	54,395	3,448,099
S.Y. Bancorp, Inc.	108,349	3,458,500
Select Income REIT	139,884	3,740,498
SVB Financial Group*	46,230	4,847,678
Symetra Financial Corp.	222,707	4,222,525
UMB Financial Corp.	48,713	3,131,272
Other Securities	2,750,566	63,220,010
		139,215,771
HEALTH CARE (6.6%)
Computer Programs & Systems, Inc.	49,236	3,043,277
Prestige Brands Hldgs., Inc.*	103,213	3,695,025
	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Supernus Pharmaceuticals, Inc.*	440,958	$3,324,823
Other Securities	2,109,406	15,243,145
		25,306,270
INDUSTRIALS (12.3%)
Alaska Air Group, Inc.	47,214	3,464,091
American Railcar Inds., Inc.	126,611	5,792,453
AZZ, Inc.	107,725	5,263,444
Encore Wire Corp.	77,117	4,179,741
Miller Industries, Inc.	213,048	3,969,084
Mueller Industries, Inc.	134,663	8,485,115
Old Dominion Freight Line, Inc.*	151,959	8,056,866
Other Securities	387,684	7,565,857
		46,776,651
INFORMATION TECHNOLOGY (9.7%)
Anixter International, Inc.	32,844	2,950,705
ARRIS Group, Inc.*	140,372	3,420,164
Monolithic Power Systems, Inc.*	83,828	2,905,478
Richardson Electronics Ltd.	424,495	4,822,263
Other Securities	1,475,842	22,943,675
		37,042,285
MATERIALS (8.5%)
Crown Hldgs., Inc.*	128,092	5,709,060
Kaiser Aluminum Corp.	83,329	5,853,029
Schnitzer Steel Industries, Inc. Cl A	112,576	3,677,858
Silgan Hldgs., Inc.	117,388	5,636,972
Other Securities	737,675	11,407,879
		32,284,798
TELECOMMUNICATION SERVICES (0.7%)
Other Securities	150,167	2,817,204
UTILITIES (5.5%)
Avista Corp.	132,659	3,739,657
Idacorp, Inc.	68,661	3,559,386
UNS Energy Corp.	64,348	3,851,228
Other Securities	294,874	9,960,591
		21,110,862
TOTAL COMMON STOCKS (Cost: $273,903,517) 97.3%		$371,310,826
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.3%)
Energy XXI (Bermuda) Ltd., 7.25%	4,255	1,234,069
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $425,500) 0.3%		$1,234,069
	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill	A-1+	0.04 - 0.06%	03/13/14 - 03/20/14	$4,000,000	$3,999,568
COMMERCIAL PAPER (1.2%)
Exxon Mobil Corp.	A-1+	0.02	01/03/14	2,700,000	2,699,997
Toyota Motor Credit Corp.	A-1+	0.09	01/14/14	2,000,000	1,999,935
					4,699,932
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,699,500) 2.3%					8,699,500
TOTAL INVESTMENTS (Cost: $283,028,517) 99.9%					381,244,395
OTHER NET ASSETS 0.1%					477,573
NET ASSETS 100.0%					$381,721,968

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.4%)
AFC Enterprises, Inc.*	153,059	$5,892,772
American Axle & Mfg. Hldgs., Inc.*	171,732	3,511,919
Bally Technologies, Inc.*	44,664	3,503,891
Cinemark Hldgs., Inc.	107,430	3,580,642
Deckers Outdoor Corp.*	45,968	3,882,457
Drew Industries, Inc.	64,174	3,285,709
Haverty Furniture Cos., Inc.	134,078	4,196,641
Monro Muffler Brake, Inc.	61,863	3,486,599
Red Robin Gourmet Burgers, Inc.*	59,474	4,373,718
Shutterfly, Inc.*	84,054	4,280,870
Wolverine World Wide, Inc.	141,707	4,812,370
Other Securities	680,856	20,472,178
		65,279,766
CONSUMER STAPLES (5.2%)
Hain Celestial Group, Inc.*	38,978	3,538,423
Susser Hldgs. Corp.*	114,915	7,525,783
Other Securities	316,543	10,758,098
		21,822,304
ENERGY (3.6%)
PBF Energy, Inc.	117,571	3,698,784
Other Securities	484,022	11,679,729
		15,378,513
FINANCIALS (7.0%)
Endurance Specialty Hldgs. Ltd.	57,214	3,356,745
iShares Micro-Cap ETF	47,850	3,599,277
Texas Capital Bancshares, Inc.*	58,326	3,627,877
Other Securities	610,055	19,158,270
		29,742,169
HEALTH CARE (20.5%)
Abiomed, Inc.*	150,972	4,036,991
Cubist Pharmaceuticals, Inc.*	56,665	3,902,519
DexCom, Inc.*	131,047	4,640,374
Insulet Corp.*	87,565	3,248,662
MWI Veterinary Supply, Inc.*	20,903	3,565,843
Neogen Corp.*	73,172	3,343,960
PAREXEL International Corp.*	91,580	4,137,584
Supernus Pharmaceuticals, Inc.*	441,729	3,330,637
WellCare Health Plans, Inc.*	52,563	3,701,486
Other Securities	2,206,455	52,916,496
		86,824,552
	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (16.6%)
Astronics Corp.*	166,264	$8,479,460
CIRCOR International, Inc.	57,055	4,608,903
Corporate Executive Board Co.	56,377	4,365,271
EnPro Industries, Inc.*	56,609	3,263,509
Healthcare Svcs. Group, Inc.	135,314	3,838,858
Mueller Water Product, Inc. Cl A	366,204	3,431,331
Old Dominion Freight Line, Inc.*	91,814	4,867,978
On Assignment, Inc.*	183,214	6,397,833
Raven Industries, Inc.	159,046	6,543,152
Teledyne Technologies, Inc.*	40,416	3,712,614
The Advisory Board Co.*	64,630	4,114,992
Other Securities	318,315	16,403,927
		70,027,828
INFORMATION TECHNOLOGY (25.3%)
ARRIS Group, Inc.*	226,059	5,507,928
Brightcove, Inc.*	348,349	4,925,655
CalAmp Corp.*	159,451	4,459,844
CommVault Systems, Inc.*	62,398	4,672,362
iGATE Corp.*	143,000	5,742,880
Imperva, Inc.*	82,536	3,972,458
MAXIMUS, Inc.	110,058	4,841,451
Monolithic Power Systems, Inc.*	114,016	3,951,795
Proofpoint, Inc.*	119,510	3,964,147
QLIK Technologies, Inc.*	146,584	3,903,532
Responsys, Inc.*	187,513	5,139,731
Rogers Corp.*	74,726	4,595,649
Other Securities	1,427,389	51,330,418
		107,007,850
MATERIALS (4.0%)
Landec Corp.*	310,153	3,759,054
Other Securities	482,787	13,365,633
		17,124,687
TELECOMMUNICATION SERVICES (0.7%)
Other Securities	292,827	3,115,788
UTILITIES (0.5%)
Other Securities	49,711	2,153,481
TOTAL COMMON STOCKS (Cost: $300,736,838) 98.8%		$418,476,938
	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill	A-1+	0.05%	03/20/14	$1,000,000	$999,903
COMMERCIAL PAPER (0.9%)
Exxon Mobil Corp.	A-1+	0.02	01/03/14	2,500,000	2,499,997
Wisconsin Gas Co.	A-1	0.10	01/10/14	1,050,000	1,049,974
					3,549,971
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,549,874) 1.1%					4,549,874
TOTAL INVESTMENTS (Cost: $305,286,712) 99.9%					423,026,812
OTHER NET ASSETS 0.1%					474,808
NET ASSETS 100.0%					$423,501,620

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.3%)
Deckers Outdoor Corp.*	8,527	$720,190
Dillard's, Inc. Cl A	6,429	624,963
Discovery Communications, Inc. Cl A*	8,348	754,826
Newell Rubbermaid, Inc.	27,346	886,284
Shutterfly, Inc.*	16,376	834,030
Other Securities	58,305	2,927,344
		6,747,637
CONSUMER STAPLES (3.4%)
ConAgra Foods, Inc.	22,395	754,712
J.M. Smucker Co.	7,187	744,717
Other Securities	33,833	940,708
		2,440,137
ENERGY (6.9%)
Energy XXI (Bermuda) Ltd.	36,067	975,973
Noble Energy, Inc.	26,091	1,777,058
Tesoro Corp.	14,863	869,486
Other Securities	168,820	1,360,708
		4,983,225
FINANCIALS (30.4%)
American Financial Group, Inc.	23,890	1,378,931
Ameriprise Financial, Inc.	16,482	1,896,254
Aon PLC	8,618	722,964
Associated Banc-Corp.	37,165	646,671
BOK Financial Corp.	12,564	833,244
CBL & Associates Pptys., Inc.	33,142	595,230
Comerica, Inc.	18,194	864,943
Discover Financial Svcs.	13,610	761,480
Duke Realty Corp.	37,884	569,775
Everest Re Group Ltd.	6,031	940,052
Fifth Third Bancorp	34,575	727,112
Home Properties, Inc.	10,683	572,822
Host Hotels & Resorts, Inc.	36,507	709,696
ING US, Inc.	20,320	714,248
Kilroy Realty Corp.	11,457	574,912
Lincoln National Corp.	11,945	616,601
Reinsurance Grp. of America, Inc.	9,168	709,695
Vornado Realty Trust	10,423	925,458
Other Securities	278,281	7,292,148
		22,052,236
	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (9.7%)
Cardinal Health, Inc.	9,080	$606,635
CIGNA Corp.	8,350	730,458
HCA Hldgs., Inc.*	14,988	715,077
Humana, Inc.	7,401	763,931
MEDNAX, Inc.*	13,416	716,146
Other Securities	67,850	3,493,921
		7,026,168
INDUSTRIALS (10.2%)
Kirby Corp.*	6,098	605,227
Old Dominion Freight Line, Inc.*	22,788	1,208,220
Oshkosh Corp.	16,326	822,504
Triumph Group, Inc.	9,669	735,521
Other Securities	56,952	3,967,823
		7,339,295
INFORMATION TECHNOLOGY (9.7%)
Coherent, Inc.*	10,383	772,391
NCR Corp.*	16,859	574,218
Other Securities	134,428	5,631,094
		6,977,703
MATERIALS (7.6%)
Crown Hldgs., Inc.*	44,814	1,997,356
Cytec Industries, Inc.	8,518	793,537
Eastman Chemical Co.	11,162	900,773
Other Securities	39,374	1,790,386
		5,482,052
TELECOMMUNICATION SERVICES (0.3%)
Other Securities	5,510	185,356
UTILITIES (9.8%)
Ameren Corp.	23,250	840,720
Atmos Energy Corp.	13,565	616,122
Edison International	22,909	1,060,687
Great Plains Energy, Inc.	29,167	707,008
ITC Hldgs. Corp.	6,587	631,166
PPL Corp.	21,930	659,874
Public Svc. Enterprise Group, Inc.	19,930	638,557
Sempra Energy	7,610	683,074
Other Securities	29,522	1,251,813
		7,089,021
TOTAL COMMON STOCKS (Cost: $55,137,506) 97.3%		$70,322,830
	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill	A-1+	0.05%	03/20/14	$1,000,000	$999,880
COMMERCIAL PAPER (1.2%)
Exxon Mobil Corp.	A-1+	0.02	01/03/14	400,000	400,000
Wisconsin Gas Co.	A-1	0.10	01/10/14	500,000	499,988
					899,988
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,899,868) 2.6%					1,899,868
TOTAL INVESTMENTS (Cost: $57,037,374) 99.9%					72,222,698
OTHER NET ASSETS 0.1%					108,612
NET ASSETS 100.0%					$72,331,310

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (13.6%)
Advance Auto Parts, Inc.	41,441	$4,586,690
Hanesbrands, Inc.	56,682	3,983,044
Jarden Corp.*	67,612	4,147,996
LKQ Corp.*	173,112	5,695,385
Polaris Industries, Inc.	35,520	5,173,133
Signet Jewelers Ltd.	45,515	3,582,031
Tractor Supply Co.	78,307	6,075,057
Under Armour, Inc. Cl A*	44,799	3,910,953
Other Securities	2,591,328	85,404,197
		122,558,486
CONSUMER STAPLES (3.9%)
Church & Dwight Co., Inc.	78,702	5,216,369
Energizer Hldgs., Inc.	35,555	3,848,473
Green Mountain Coffee Roasters, Inc.	73,170	5,530,189
Other Securities	613,641	20,361,000
		34,956,031
ENERGY (5.5%)
Cimarex Energy Co.	47,707	5,004,941
HollyFrontier Corp.	112,262	5,578,299
Oceaneering Int'l., Inc.	62,225	4,908,308
Other Securities	778,182	34,297,174
		49,788,722
FINANCIALS (21.6%)
Affiliated Managers Group, Inc.*	29,288	6,351,985
Alleghany Corp.*	9,557	3,822,418
Everest Re Group Ltd.	26,674	4,157,676
Federal Realty Investment Trust	37,106	3,762,919
Fidelity Nat'l. Financial, Inc. Cl A	138,308	4,488,095
Gallagher (Arthur J.) & Co.	74,789	3,509,848
New York Community Bancorp, Inc.	251,251	4,233,579
Raymond James Financial, Inc.	67,704	3,533,472
Realty Income Corp.	122,520	4,573,672
SL Green Realty Corp	53,682	4,959,143
Other Securities	5,149,784	151,845,229
		195,238,036
HEALTH CARE (8.7%)
Endo Health Solutions, Inc.*	65,074	4,389,892
Hologic, Inc.*	156,337	3,494,132
Mettler-Toledo Int'l., Inc.*	17,095	4,147,076
Omnicare, Inc.	59,097	3,567,095
	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
ResMed, Inc.	80,825	$3,805,241
Schein (Henry), Inc.*	48,741	5,569,147
Universal Health Svcs., Inc. Cl B	52,536	4,269,075
Other Securities	1,022,682	49,082,582
		78,324,240
INDUSTRIALS (16.4%)
B/E Aerospace, Inc.*	56,117	4,883,863
Fortune Brands Home & Security, Inc.	92,196	4,213,357
Hunt (J.B.) Transport Svcs., Inc.	52,328	4,044,954
Manpowergroup, Inc.	44,881	3,853,483
Towers Watson & Co. Cl A	36,437	4,649,726
United Rentals, Inc.*	51,682	4,028,612
Wabtec Corp.	53,761	3,992,829
Other Securities	2,342,784	118,067,377
		147,734,201
INFORMATION TECHNOLOGY (15.4%)
3D Systems Corp.*	51,797	4,813,495
ANSYS, Inc.*	51,970	4,531,784
Avnet, Inc.	77,828	3,432,993
Cree, Inc.*	67,902	4,248,628
Equinix, Inc.*	28,505	5,058,212
Gartner, Inc.*	52,360	3,720,178
Synopsys, Inc.*	86,973	3,528,495
Trimble Navigation Ltd.*	147,625	5,122,588
Other Securities	4,101,317	104,179,917
		138,636,290
MATERIALS (6.9%)
Ashland, Inc.	40,916	3,970,489
Packaging Corp. of America	55,758	3,528,366
Rock-Tenn Co. Cl A	40,372	4,239,464
Other Securities	1,032,578	50,174,300
		61,912,619
TELECOMMUNICATION SERVICES (0.4%)
Other Securities	138,470	3,950,632
UTILITIES (4.2%)
OGE Energy Corp.	112,757	3,822,462
Other Securities	956,438	33,732,104
		37,554,566
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $606,461,621) 96.6%		$870,653,823
	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.9%)
U.S. Treasury Bill (1)	A-1+	0.05%	02/06/14 - 03/20/14	$17,000,000	$16,998,226
COMMERCIAL PAPER (1.4%)
General Electric Capital Corp.	A-1+	0.10	02/04/14	8,000,000	7,999,244
New Jersey Natural Gas	A-1	0.18	01/15/14	1,000,000	999,930
Washington Gas Light Co.	A-1	0.07	01/14/14	3,800,000	3,799,904
					12,799,078
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $29,797,304) 3.3%					29,797,304
TEMPORARY CASH INVESTMENTS (2) (Cost: $351,000) 0.0% (3)					351,000
TOTAL INVESTMENTS (Cost: $636,609,925) 99.9%					900,802,127
OTHER NET ASSETS 0.1%					878,303
NET ASSETS 100.0%					$901,680,430

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (INTERNATIONAL FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
COMMON STOCKS:
FINANCIALS (99.0%)
iShares MSCI EAFE ETF	257,200	$17,247,832
iShares MSCI EAFE Growth ETF	141,400	10,107,272
iShares MSCI EAFE Small-Cap ETF	135,200	6,892,496
iShares MSCI EAFE Value ETF	176,300	10,077,308
iShares MSCI Emerging Markets Fund	118,800	6,921,288
Vanguard FTSE Developed Markets ETF	2,026,200	84,452,016
Vanguard FTSE Europe ETF	410,800	24,155,040
Vanguard FTSE Pacific ETF	205,700	12,609,410
		172,462,662
TOTAL COMMON STOCKS (Cost: $143,842,018) 99.0%		$172,462,662

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.0%)
Exxon Mobil Corp.	A-1+	0.02%	01/03/14	$1,700,000	$1,699,998
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,699,998) 1.0%					1,699,998
TOTAL INVESTMENTS (Cost: $145,542,016) 100.0%					174,162,660
OTHER NET ASSETS 0.0% (3)					2,078
NET ASSETS 100.0%					$174,164,738

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.9%)
Amazon.com, Inc.*	4,419	$1,762,253
Disney (Walt) Co.	20,415	1,559,706
Home Depot, Inc.	13,805	1,136,704
Starbucks Corp.	30,154	2,363,772
Time Warner Cable, Inc.	7,636	1,034,678
Other Securities	125,434	6,875,936
		14,733,049
CONSUMER STAPLES (5.4%)
PepsiCo, Inc.	14,017	1,162,570
Philip Morris Int'l., Inc.	15,159	1,320,804
Proctor & Gamble Co.	21,821	1,776,448
Wal-Mart Stores, Inc.	25,083	1,973,781
Other Securities	73,531	3,761,533
		9,995,136
ENERGY (6.5%)
Chevron Corp.	8,986	1,122,441
Exxon Mobil Corp.	36,367	3,680,340
Halliburton Co.	22,402	1,136,902
National Oilwell Varco, Inc.	10,078	801,503
Noble Energy, Inc.	17,255	1,175,238
Occidental Petroleum Corp.	10,610	1,009,011
Other Securities	33,588	3,188,061
		12,113,496
FINANCIALS (9.0%)
American Int'l. Group, Inc.	20,528	1,047,954
Bank of America Corp.	75,064	1,168,746
Berkshire Hathaway, Inc. Cl B*	8,471	1,004,322
Capital One Financial Corp.	20,363	1,560,009
Citigroup, Inc.	19,766	1,030,006
Goldman Sachs Group, Inc.	7,006	1,241,884
JPMorgan Chase & Co.	45,006	2,631,951
MetLife, Inc.	20,449	1,102,610
Simon Property Group, Inc.	7,291	1,109,399
Wells Fargo & Co.	43,885	1,992,379
Other Securities	57,255	2,971,964
		16,861,224
	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (8.1%)
Forest Laboratories, Inc.*	22,795	$1,368,384
Gilead Sciences, Inc.*	20,435	1,535,690
Merck & Co., Inc.	31,317	1,567,416
Mylan, Inc.*	30,536	1,325,262
Pfizer, Inc.	70,900	2,171,667
Other Securities	78,517	7,167,672
		15,136,091
INDUSTRIALS (6.4%)
Boeing Co.	15,046	2,053,629
Cummins, Inc.	7,642	1,077,293
FedEx Corp.	7,653	1,100,272
General Electric Co.	88,487	2,480,291
Precision Castparts Corp.	5,999	1,615,531
Roper Industries, Inc.	15,240	2,113,483
Other Securities	19,390	1,520,441
		11,960,940
INFORMATION TECHNOLOGY (10.5%)
Apple, Inc.	7,698	4,319,420
Google, Inc. Cl A*	2,041	2,287,369
Int'l. Business Machines Corp.	7,689	1,442,226
Microsoft Corp.	46,468	1,739,297
Oracle Corp.	28,941	1,107,283
QUALCOMM, Inc.	16,546	1,228,541
Salesforce.com, inc.*	25,699	1,418,328
Other Securities	129,542	6,072,306
		19,614,770
MATERIALS (2.0%)
Eastman Chemical Co.	12,831	1,035,462
Other Securities	50,993	2,773,694
		3,809,156
TELECOMMUNICATION SERVICES (1.2%)
AT&T, Inc.	45,446	1,597,881
Other Securities	13,166	646,977
		2,244,858
UTILITIES (1.5%)
Other Securities	58,616	2,872,097
TOTAL COMMON STOCKS (Cost: $71,239,680) 58.5%		$109,340,817
	Rating**	Rate	Face Maturity	Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.2%)
U.S. Treasury Note	AA+	1.25 - 2.00%	11/30/18 - 11/30/20	$4,550,000	$4,451,309
U.S. Treasury Strip	AA+	0.00	08/15/21 - 08/15/29	12,850,000	8,914,269
					13,365,578
U.S. GOVERNMENT AGENCIES (12.5%)
MORTGAGE-BACKED OBLIGATIONS (12.3%)
FHARM	AA+	0.64 - 5.77	02/01/36 - 09/01/39	266,631	282,747
FHLMC	AA+	2.50 - 6.00	02/01/25 - 01/01/43	3,571,677	3,708,664
FHLMC Strip	AA+	3.00	01/15/43	475,282	462,783
FNMA	AA+	2.42 - 8.00	09/01/16 - 12/25/49	13,661,308	14,214,832
FNMA Strip	AA+	3.00	08/25/42	421,519	410,296
GNMA (4)	AA+	3.50 - 7.00	10/15/24 - 08/20/42	3,317,737	3,515,815
Other Securities				281,922	314,872
					22,910,009

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2013

	Rating**	Rate	Face Maturity	Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
NON-MORTGAGE-BACKED OBLIGATIONS (0.2%)
FHLMC	AA+	0.00%	11/29/19	$500,000	$417,938
CORPORATE DEBT (18.2%)
CONSUMER DISCRETIONARY (3.1%)
Home Depot, Inc.	A	5.40	03/01/16	500,000	548,444
Other Securities				5,245,000	5,257,357
					5,805,801
CONSUMER STAPLES (1.1%)
Other Securities				2,075,000	2,108,313
ENERGY (2.7%)
National Oilwell Varco, Inc.	A	6.13	08/15/15	250,000	250,278
Other Securities				4,410,000	4,687,028
					4,937,306
FINANCIALS (4.1%)
Bank of America Corp.	A-	3.70	09/01/15	250,000	261,328
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	319,005
Other Securities				6,697,000	7,015,409
					7,595,742
HEALTH CARE (1.9%)
Other Securities				3,315,000	3,488,868
INDUSTRIALS (1.4%)
Other Securities				2,600,000	2,648,641
INFORMATION TECHNOLOGY (0.8%)
Other Securities				1,360,000	1,397,318
MATERIALS (1.6%)
Geon Co.	BBB-	7.50	12/15/15	1,000,000	1,102,500
Other Securities				1,850,000	1,887,772
					2,990,272
TELECOMMUNICATION SERVICES (0.5%)
Other Securities				825,000	866,684
UTILITIES (1.0%)
Other Securities				1,890,000	1,919,428
TOTAL LONG-TERM DEBT SECURITIES (Cost: $69,763,420) 37.9%					70,451,898
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill	A-1+	0.05	03/20/14	1,000,000	999,881
COMMERCIAL PAPER (2.8%)
Exxon Mobil Corp.	A-1+	0.02	01/03/14	900,000	899,999
General Electric Capital Corp.	A-1+	0.11	02/25/14	3,500,000	3,499,412
Washington Gas Light Co.	A-1	0.07	01/14/14	800,000	799,980
					5,199,391
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,199,272) 3.3%					6,199,272
TEMPORARY CASH INVESTMENTS (2) (Cost: $749,000) 0.4%					749,000
TOTAL INVESTMENTS (Cost: $147,951,372) 100.1%					186,740,987
OTHER NET ASSETS -0.1%					(249,795)
NET ASSETS 100.0%					$186,491,192

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (RETIREMENT INCOME FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.0%)	7,860,544	$11,060,123
Equity Index Fund (23.9%)	3,069,531	9,472,682
Mid-Cap Equity Index Fund (6.0%)	1,149,896	2,391,954
Mid-Term Bond Fund (37.4%)	14,023,267	14,794,071
Money Market Fund (4.7%)	1,546,013	1,853,175
TOTAL INVESTMENTS (Cost: $37,148,552) 100.0%		$39,572,005
OTHER NET ASSETS -0.0% (3)		(156)
NET ASSETS 100.0%		$39,571,849

MUTUAL OF AMERICA INVESTMENT CORPORATION (2010 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.2%)	3,799,243	$5,345,699
Equity Index Fund (29.3%)	2,282,761	7,044,683
International Fund (3.3%)	939,208	786,432
Mid-Cap Equity Index Fund (13.0%)	1,508,890	3,138,716
Mid-Term Bond Fund (27.7%)	6,306,115	6,652,736
Money Market Fund (4.5%)	896,394	1,074,490
TOTAL INVESTMENTS (Cost: $21,193,832) 100.0%		$24,042,756
OTHER NET ASSETS -0.0% (3)		(96)
NET ASSETS 100.0%		$24,042,660

MUTUAL OF AMERICA INVESTMENT CORPORATION (2015 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.8%)	21,318,862	$29,996,556
Equity Index Fund (31.8%)	14,235,711	43,931,916
International Fund (6.4%)	10,477,552	8,773,231
Mid-Cap Equity Index Fund (12.6%)	8,388,443	17,449,211
Mid-Term Bond Fund (22.7%)	29,677,451	31,308,702
Small Cap Growth Fund (2.4%)	2,126,730	3,363,187
Small Cap Value Fund (2.3%)	1,808,771	3,103,348
TOTAL INVESTMENTS (Cost: $116,566,365) 100.0%		$137,926,151
OTHER NET ASSETS -0.0% (3)		(1,320)
NET ASSETS 100.0%		$137,924,831

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2020 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.6%)	38,485,864	$54,151,265
Equity Index Fund (36.3%)	29,573,509	91,264,914
International Fund (9.3%)	27,900,083	23,361,744
Mid-Cap Equity Index Fund (12.2%)	14,756,674	30,696,081
Mid-Term Bond Fund (13.8%)	32,950,350	34,761,499
Small Cap Growth Fund (3.5%)	5,589,889	8,839,789
Small Cap Value Fund (3.3%)	4,789,666	8,217,735
TOTAL INVESTMENTS (Cost: $207,100,363) 100.0%		$251,293,027
OTHER NET ASSETS -0.0% (3)		(967)
NET ASSETS 100.0%		$251,292,060

MUTUAL OF AMERICA INVESTMENT CORPORATION (2025 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.4%)	35,426,190	$49,846,172
Equity Index Fund (39.6%)	33,019,394	101,899,038
International Fund (9.1%)	27,840,042	23,311,469
Mid-Cap Equity Index Fund (16.2%)	20,030,934	41,667,327
Mid-Term Bond Fund (6.8%)	16,482,135	17,388,092
Small Cap Growth Fund (4.6%)	7,411,446	11,720,380
Small Cap Value Fund (4.3%)	6,360,741	10,913,264
TOTAL INVESTMENTS (Cost: $204,723,427) 100.0%		$256,745,742
OTHER NET ASSETS -0.0% (3)		(1,013)
NET ASSETS 100.0%		$256,744,729

MUTUAL OF AMERICA INVESTMENT CORPORATION (2030 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.0%)	28,632,666	$40,287,392
Equity Index Fund (42.2%)	28,933,280	89,289,145
International Fund (9.9%)	25,038,879	20,965,955
Mid-Cap Equity Index Fund (18.1%)	18,402,865	38,280,701
Small Cap Growth Fund (5.6%)	7,513,869	11,882,350
Small Cap Value Fund (5.2%)	6,443,425	11,055,127
TOTAL INVESTMENTS (Cost: $163,928,107) 100.0%		$211,760,670
OTHER NET ASSETS -0.0% (3)		(812)
NET ASSETS 100.0%		$211,759,858

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2035 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (13.0%)	15,990,836	$22,499,794
Equity Index Fund (41.6%)	23,216,940	71,648,314
International Fund (11.7%)	24,112,818	20,190,530
Mid-Cap Equity Index Fund (20.9%)	17,373,503	36,139,476
Small Cap Growth Fund (6.6%)	7,235,582	11,442,269
Small Cap Value Fund (6.2%)	6,204,865	10,645,824
TOTAL INVESTMENTS (Cost: $131,148,294) 100.0%		$172,566,207
OTHER NET ASSETS -0.0% (3)		(659)
NET ASSETS 100.0%		$172,565,548

MUTUAL OF AMERICA INVESTMENT CORPORATION (2040 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.6%)	10,143,877	$14,272,871
Equity Index Fund (36.0%)	17,280,024	53,326,774
International Fund (13.5%)	23,897,847	20,010,528
Mid-Cap Equity Index Fund (23.9%)	17,001,453	35,365,556
Small Cap Growth Fund (8.8%)	8,220,134	12,999,229
Small Cap Value Fund (8.2%)	7,035,750	12,071,390
TOTAL INVESTMENTS (Cost: $110,238,538) 100.0%		$148,046,348
OTHER NET ASSETS -0.0% (3)		(569)
NET ASSETS 100.0%		$148,045,779

MUTUAL OF AMERICA INVESTMENT CORPORATION (2045 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.0%)	10,560,471	$14,859,036
Equity Index Fund (35.9%)	21,653,908	66,824,740
International Fund (15.4%)	34,205,598	28,641,578
Mid-Cap Equity Index Fund (21.7%)	19,453,267	40,465,694
Small Cap Growth Fund (9.9%)	11,595,401	18,336,839
Small Cap Value Fund (9.1%)	9,915,130	17,011,607
TOTAL INVESTMENTS (Cost: $137,858,863) 100.0%		$186,139,494
OTHER NET ASSETS -0.0% (3)		(677)
NET ASSETS 100.0%		$186,138,817

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2050 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.1%)	1,020,096	$1,435,319
Equity Index Fund (35.4%)	2,329,489	7,188,888
International Fund (16.8%)	4,064,931	3,403,713
Mid-Cap Equity Index Fund (20.2%)	1,970,752	4,099,458
Small Cap Growth Fund (10.4%)	1,339,469	2,118,222
Small Cap Value Fund (10.1%)	1,191,790	2,044,781
TOTAL INVESTMENTS (Cost: $18,057,228) 100.0%		$20,290,381
OTHER NET ASSETS -0.0% (3)		(56)
NET ASSETS 100.0%		$20,290,325

MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.0%)	19,412,414	$27,314,101
Equity Index Fund (30.1%)	9,522,481	29,386,718
Mid-Term Bond Fund (41.9%)	38,760,773	40,891,298
TOTAL INVESTMENTS (Cost: $88,665,086) 100.0%		$97,592,117
OTHER NET ASSETS		—
NET ASSETS 100.0%		$97,592,117

MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.1%)	52,207,091	$73,457,620
Equity Index Fund (39.1%)	35,681,846	110,115,462
Mid-Cap Equity Index Fund (17.4%)	23,535,105	48,956,526
Mid-Term Bond Fund (17.4%)	46,321,459	48,867,565
TOTAL INVESTMENTS (Cost: $222,133,232) 100.0%		$281,397,173
OTHER NET ASSETS		—
NET ASSETS 100.0%		$281,397,173

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.3%)	34,121,177	$48,009,963
Equity Index Fund (47.3%)	36,189,409	111,681,822
Mid-Cap Equity Index Fund (21.8%)	24,821,696	51,632,826
Small Cap Growth Fund (5.4%)	8,055,285	12,738,539
Small Cap Value Fund (5.2%)	7,204,553	12,361,009
TOTAL INVESTMENTS (Cost: $169,661,535) 100.0%		$236,424,159
OTHER NET ASSETS		—
NET ASSETS 100.0%		$236,424,159

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (17.9%)
U.S. Treasury Bill	A-1+	0.05%	03/13/14	$6,000,000	$5,999,479
U.S. Treasury Bill	A-1+	0.07	02/20/14	1,500,000	1,499,854
U.S. Treasury Bill	A-1+	0.08	02/13/14	6,000,000	5,999,464
U.S. Treasury Bill	A-1+	0.08	02/20/14	1,500,000	1,499,844
					14,998,641
U.S. GOVERNMENT AGENCIES (13.4%)
FHLB	A-1+	0.06	01/03/14	1,000,000	1,000,121
FHLB	A-1+	0.09	03/07/14	3,000,000	2,999,527
FHLB	A-1+	0.10	03/21/14	1,750,000	1,749,601
FHLB	A-1+	0.10	03/28/14	400,000	399,904
FHLB	A-1+	0.10	04/16/14	520,000	519,904
FHLB	A-1+	0.10	04/21/14	1,000,000	999,694
FHLMC	A-1+	0.07	02/03/14	150,000	149,990
FHLMC	A-1+	0.08	02/04/14	730,000	729,945
FHLMC	A-1+	0.08	02/11/14	1,600,000	1,599,854
FHLMC	A-1+	0.09	03/13/14	1,100,000	1,099,805
					11,248,345
COMMERCIAL PAPER (67.6%)
Air Products & Chemicals†	A-1	0.10	01/22/14	3,300,000	3,299,807
Baker Hughes, Inc.†	A-1	0.09	01/14/14	3,400,000	3,399,889
Chevron Corp.†	A-1+	0.09	03/04/14	500,000	499,915
Danaher Corp.†	A-1	0.11	01/17/14	3,300,000	3,299,839
Emerson Electric Co.†	A-1	0.12	02/19/14	3,300,000	3,299,461
Exxon Mobil Corp.	A-1+	0.09	01/21/14	1,500,000	1,499,925
Illinois Tool Works, Inc.†	A-1	0.10	01/29/14	1,300,000	1,299,899
Illinois Tool Works, Inc.†	A-1	0.11	01/31/14	2,000,000	1,999,817
Monsanto Co.†	A-1	0.13	01/13/14	500,000	499,979
National Rural Utilities	A-1	0.09	01/07/14	2,000,000	1,999,970
National Rural Utilities	A-1	0.09	01/15/14	1,300,000	1,299,955
Nestle Capital Corp.†	A-1+	0.09	02/10/14	3,400,000	3,399,660
New Jersey Natural Gas	A-1	0.18	01/15/14	3,400,000	3,399,762
Pfizer Inc.†	A-1+	0.11	03/05/14	3,200,000	3,199,339
Precision Castparts Corp.†	A-1	0.12	02/03/14	1,800,000	1,799,802
Precision Castparts Corp.†	A-1	0.12	02/13/14	1,500,000	1,499,785
Private Export Funding Corp.†	A-1	0.12	01/08/14	1,800,000	1,799,958
Private Export Funding Corp.†	A-1	0.13	03/06/14	1,500,000	1,499,661
Procter & Gamble Co.†	A-1+	0.10	02/11/14	3,400,000	3,399,613
Toyota Motor Credit Corp.	A-1+	0.11	01/29/14	3,450,000	3,449,705
Washington Gas Light Co.	A-1	0.07	01/14/14	1,900,000	1,899,952
Washington Gas Light Co.	A-1	0.10	01/16/14	350,000	349,985
Wells Fargo & Co.	A-1	0.14	02/14/14	3,400,000	3,399,418

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2013

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (CONTINUED):
COMMERCIAL PAPER (CONTINUED)
Wisconsin Gas Co.	A-1	0.12%	01/10/14	$3,300,000	$3,299,901
Wisconsin Power & Light	A-1	0.06	01/02/14	2,000,000	1,999,997
					56,794,994
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $83,041,773) 98.9%					83,041,980
TEMPORARY CASH INVESTMENTS (2) (Cost: $946,100) 1.1%					946,100
TOTAL INVESTMENTS (Cost: $83,987,873) 100.0%					83,988,080
OTHER NET ASSETS 0.0% (3)					(1,147)
NET ASSETS 100.0%					$83,986,933

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (36.1%)
U.S. Treasury Note	AA+	0.63 - 3.25%	05/31/16 - 11/30/20	$71,500,000	$71,879,100
U.S. Treasury Strip	AA+	0.00	08/15/17 - 08/15/18	75,000,000	70,048,275
					141,927,375
U.S. GOVERNMENT AGENCIES (9.9%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (3)
Other Securities				8,570	9,417
NON-MORTGAGE-BACKED OBLIGATIONS (9.9%)
FFCB	AA+	4.95	10/10/14	12,500,000	12,960,575
FHLB	AA+	1.38	05/28/14	14,000,000	14,070,639
FNMA	AA+	0.00 - 1.25	02/27/14 - 10/09/19	10,300,000	10,120,768
Other Securities				1,900,000	1,561,881
					38,713,863
CORPORATE DEBT (52.8%)
CONSUMER DISCRETIONARY (6.3%)
Advance Auto Parts, Inc.	BBB-	4.50 - 5.75	05/01/20 - 01/15/22	2,000,000	2,137,399
AutoZone, Inc.	BBB	3.70 - 6.50	01/15/14 - 04/15/22	2,000,000	2,010,190
Expedia, Inc.	BBB-	5.95	08/15/20	2,000,000	2,164,756
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	2,000,000	2,041,036
Marriott International, Inc.	BBB	3.00 - 3.38	03/01/19 - 10/15/20	2,000,000	2,000,651
Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,011,386
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	2,000,000	2,020,000
Other Securities				10,806,000	10,854,440
					25,239,858
CONSUMER STAPLES (3.2%)
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	2,000,000	2,020,306
Mead Johnson Nutrition Co.	BBB-	4.90	11/01/19	2,000,000	2,180,916
Safeway, Inc.	BBB	3.95	08/15/20	2,000,000	1,999,266
Other Securities				5,925,000	6,202,756
					12,403,244
ENERGY (4.1%)
Murphy Oil Corp.	BBB	2.50	12/01/17	2,000,000	2,012,162
Rowan Companies PLC	BBB-	4.88	06/01/22	2,000,000	2,029,504
SESI LLC	BBB-	7.13	12/15/21	2,000,000	2,230,000
Other Securities				9,355,000	9,614,374
					15,886,040
FINANCIALS (14.9%)
Aflac, Inc.	A-	2.65 - 3.63	02/15/17 - 06/15/23	2,000,000	2,031,852
Alleghany Corp.	BBB	4.95	06/27/22	2,000,000	2,076,338
American Tower Corp.	BBB-	4.50	01/15/18	2,000,000	2,142,526
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,022,916
Boston Properties LP	A-	3.70	11/15/18	1,970,000	2,078,106
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,126,698
Healthcare Realty Trust	BBB-	5.75	01/15/21	2,000,000	2,173,644
Moody's Corp.	BBB+	5.50	09/01/20	2,000,000	2,119,102
Other Securities				39,562,000	41,727,735
					58,498,917

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2013

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTH CARE (5.3%)
Agilent Technologies, Inc.	BBB+	5.00%	07/15/20	$2,000,000	$2,156,172
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,037,622
Hospira, Inc.	BBB-	6.05	03/30/17	2,000,000	2,206,780
Laboratory Corp. of America	BBB+	3.13 - 5.63	12/15/15 - 08/23/22	2,000,000	2,062,882
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,018,172
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,080,596
Thermo Fisher Scientific, Inc.	BBB	3.60 - 4.50	01/30/20 - 08/15/21	2,000,000	2,080,779
Other Securities				5,665,000	6,249,741
					20,892,744
INDUSTRIALS (6.3%)
Dun & Bradstreet Corp.	BBB	3.25	12/01/17	2,000,000	2,021,524
Harsco Corp.	BB+	5.75	05/15/18	2,250,000	2,361,501
L-3 Communications Corp.	BBB-	5.20	10/15/19	2,000,000	2,161,702
URS Corp.†	BBB-	3.85 - 5.50	04/01/17 - 04/01/22	2,000,000	2,027,319
Valmont Industries, Inc.	BBB	6.63	04/20/20	2,000,000	2,243,938
Other Securities				13,485,000	13,712,041
					24,528,025
INFORMATION TECHNOLOGY (4.9%)
Adobe Systems, Inc.	A-	4.75	02/01/20	2,000,000	2,158,960
Arrow Electronics, Inc.	BBB-	3.00 - 6.88	03/01/18 - 03/01/23	2,000,000	2,091,859
Avnet, Inc.	BBB-	5.88 - 6.00	03/15/14 - 06/15/20	2,680,000	2,831,033
Lexmark International, Inc.	BBB-	6.65	06/01/18	2,000,000	2,234,900
Tech Data Corp.	BBB-	3.75	09/21/17	2,000,000	2,066,838
Western Union Co.	BBB+	5.93	10/01/16	2,000,000	2,222,742
Other Securities				5,400,000	5,464,039
					19,070,371
MATERIALS (4.2%)
Alcoa, Inc.	BBB-	6.75	07/15/18	2,000,000	2,253,642
Freeport-McMoRan Copper & Gold	BBB	2.15 - 3.55	03/01/17 - 03/01/22	2,000,000	1,999,003
Kinross Gold Corp.	NR	3.63 - 5.13	09/01/16 - 09/01/21	2,750,000	2,739,248
Methanex Corp.	BBB-	3.25	12/15/19	2,000,000	1,984,990
Other Securities				7,600,000	7,355,360
					16,332,243
TELECOMMUNICATION SERVICES (0.9%)
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,141,132
Other Securities				1,250,000	1,296,875
					3,438,007
UTILITIES (2.7%)
Entergy Corp.	BBB-	4.70 - 5.13	01/15/17 - 09/15/20	2,000,000	2,123,690
PPL Energy Supply LLC	BBB	4.60 - 5.70	10/15/15 - 12/15/21	2,000,000	1,978,427
Other Securities				6,165,000	6,340,343
					10,442,460
TOTAL LONG-TERM DEBT SECURITIES (Cost: $380,344,517) 98.8%					387,382,564
The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2013

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.5%)
Exxon Mobil Corp.	A-1+	0.02%	01/03/14	$1,800,000	$1,799,998
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,799,998) 0.5%					1,799,998
TEMPORARY CASH INVESTMENTS (2) (Cost: $45,100) 0.0% (3)					45,100
TOTAL INVESTMENTS (Cost: $382,189,615) 99.3%					389,227,662
OTHER NET ASSETS 0.7%					2,910,788
NET ASSETS 100.0%					$392,138,450

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2013

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.4%)
U.S. Treasury Note	AA+	2.00%	11/30/20	$17,000,000	$16,548,443
U.S. Treasury Strip	AA+	0.00	08/15/29	20,000,000	10,936,720
					27,485,163
U.S. GOVERNMENT AGENCIES (30.6%)
MORTGAGE-BACKED OBLIGATIONS (27.4%)
FHARM	AA+	0.64 - 5.77	02/01/36 - 04/01/42	2,706,020	2,850,289
FHLMC	AA+	2.50 - 6.00	03/01/21 - 03/01/43	52,640,634	53,931,730
FHLMC Strip	AA+	3.00	01/15/43	2,851,691	2,776,700
FNMA	AA+	2.25 - 8.00	09/01/16 - 12/25/49	105,487,548	109,866,758
FNMA Strip	AA+	3.00	08/25/42	2,341,774	2,279,424
GNMA (4)	AA+	2.68 - 7.00	04/15/24 - 10/16/47	43,236,745	45,117,571
GNMA TBA (4)	AA+	4.50	02/20/20	1,369,013	1,420,776
Other Securities				1,550,570	1,731,797
					219,975,045
NON-MORTGAGE-BACKED OBLIGATIONS (3.2%)
FHLMC	AA+	0.00	11/29/19	10,728,000	8,967,278
FNMA	AA+	0.00	10/09/19	20,000,000	17,005,815
					25,973,093
CORPORATE DEBT (64.2%)
CONSUMER DISCRETIONARY (9.7%)
Advance Auto Parts, Inc.	BBB-	4.50 - 5.75	05/01/20 - 01/15/22	4,000,000	4,274,797
Expedia, Inc.	BBB-	5.95	08/15/20	4,000,000	4,329,512
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	4,000,000	4,082,072
Marriott International, Inc.	BBB	3.00 - 3.38	03/01/19 - 10/15/20	4,000,000	3,977,921
Omnicom Group, Inc.	BBB+	3.63 - 4.45	08/15/20 - 05/01/22	4,000,000	4,152,489
Tupperware Brands Corp.	BBB-	4.75	06/01/21	4,000,000	4,022,772
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	4,000,000	4,040,000
Other Securities				49,650,000	48,924,005
					77,803,568
CONSUMER STAPLES (3.4%)
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	4,000,000	4,040,612
Safeway, Inc.	BBB	3.95	08/15/20	4,000,000	3,998,532
Other Securities				18,569,000	19,274,776
					27,313,920
ENERGY (5.3%)
EQT Corp.	BBB	4.88	11/15/21	4,000,000	4,102,040
Rowan Companies PLC	BBB-	4.88	06/01/22	4,000,000	4,059,008
SESI LLC	BBB-	7.13	12/15/21	3,900,000	4,348,500
Other Securities				29,276,000	30,441,382
					42,950,930
FINANCIALS (18.2%)
Alleghany Corp.	BBB	4.95 - 5.63	09/15/20 - 06/27/22	4,000,000	4,320,955
American Tower Corp.	BBB-	4.50	01/15/18	4,000,000	4,285,052
Berkley (W.R.) Corp.	BBB+	4.63 - 7.38	09/15/19 - 03/15/22	4,000,000	4,415,980
Block Financial LLC	BBB	5.13 - 5.50	10/30/14 - 11/01/22	4,000,000	4,122,874
Boston Properties LP	A-	3.70 - 3.85	11/15/18 - 02/01/23	4,000,000	3,986,020
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,253,396
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,771,168

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2013

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIALS (CONTINUED)
Fairfax Financial Hldgs.†	BBB-	5.80%	05/15/21	$1,500,000	$1,520,882
Health Care REIT, Inc.	BBB	3.63 - 6.13	03/15/16 - 03/15/23	4,000,000	4,304,453
Hospitality Properties Trust	BBB-	5.00	08/15/22	4,000,000	4,064,944
Reinsurance Grp. of America, Inc.	A-	4.70 - 5.00	06/01/21 - 09/15/23	4,000,000	4,159,466
Retail Properties, Inc.†	A	7.88	03/15/16	5,000,000	5,649,260
Other Securities				94,226,000	98,157,267
					146,011,717
HEALTH CARE (6.0%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	4,000,000	4,312,344
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	4,000,000	4,075,244
Hospira, Inc.	BBB-	6.05	03/30/17	4,000,000	4,413,560
Laboratory Corp. of America	BBB+	3.75 - 5.63	12/15/15 - 08/23/22	4,000,000	4,069,021
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,036,344
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,161,192
Thermo Fisher Scientific, Inc.	BBB	3.60 - 4.50	03/01/21 - 08/15/21	4,000,000	4,149,221
Other Securities				17,000,000	18,755,471
					47,972,397
INDUSTRIALS (5.2%)
Dun & Bradstreet Corp.	BBB	3.25 - 4.38	12/01/17 - 12/01/22	4,000,000	3,996,402
Harsco Corp.	BB+	5.75	05/15/18	4,000,000	4,198,224
L-3 Communications Corp.	BBB-	4.75 - 5.20	10/15/19 - 07/15/20	4,000,000	4,194,062
Other Securities				29,650,000	29,774,626
					42,163,314
INFORMATION TECHNOLOGY (5.1%)
Adobe Systems, Inc.	A-	4.75	02/01/20	4,000,000	4,317,920
Arrow Electronics, Inc.	BBB-	4.50 - 6.88	06/01/18 - 03/01/23	4,000,000	4,343,707
Avnet, Inc.	BBB-	4.88 - 6.00	03/15/14 - 12/01/22	3,770,000	4,006,567
Ingram Micro, Inc.	BBB-	5.00 - 5.25	09/01/17 - 08/10/22	4,000,000	4,181,660
Lexmark International, Inc.	BBB-	6.65	06/01/18	4,000,000	4,469,800
Tech Data Corp.	BBB-	3.75	09/21/17	4,000,000	4,133,676
Western Union Co.	BBB+	5.93	10/01/16	4,000,000	4,445,484
Other Securities				11,800,000	11,454,815
					41,353,629
MATERIALS (7.2%)
Alcoa, Inc.	BBB-	6.75	07/15/18	4,000,000	4,507,284
Geon Co.	BBB-	7.50	12/15/15	3,750,000	4,134,375
Methanex Corp.	BBB-	3.25 - 5.25	12/15/19 - 03/01/22	4,000,000	4,009,699
Other Securities				46,100,000	44,880,534
					57,531,892
TELECOMMUNICATION SERVICES (0.8%)
Other Securities				6,000,000	6,460,000
UTILITIES (3.3%)
Entergy Corp.	BBB-	4.70 - 5.13	01/15/17 - 09/15/20	4,000,000	4,253,109
PPL Energy Supply LLC	BBB	4.60 - 5.40	08/15/14 - 12/15/21	4,000,000	3,981,702
Other Securities				18,725,000	18,642,938
					26,877,749

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2013

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
SOVEREIGN DEBT (0.5%)
Sri Lanka AID	NR	6.59%	09/15/28	$3,423,371	$4,051,827
TOTAL LONG-TERM DEBT SECURITIES (Cost: $787,403,980) 98.7%					793,924,244
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.9%)
Emerson Electric Co.†	A-1	0.11	02/18/14	2,400,000	2,399,648
Monsanto Co.†	A-1	0.10	01/13/14	720,000	719,976
Private Export Funding Corp.†	A-1	0.13	03/06/14	750,000	749,827
Washington Gas Light Co.	A-1	0.07	01/14/14	3,000,000	2,999,924
					6,869,375
TOTAL SHORT-TERM DEBT SECURITIES (COST: $6,869,375) 0.9%					6,869,375
TEMPORARY CASH INVESTMENTS (2) (Cost: $453,000) 0.1%					453,000
TOTAL INVESTMENTS (Cost: $794,726,355) 99.7%					801,246,619
OTHER NET ASSETS 0.3%					2,637,929
NET ASSETS 100.0%					$803,884,548

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES
December 31, 2013

Abbreviations:  FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

"Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*  Non-income producing security.

**  Ratings as per Standard & Poor's Corporation (unaudited).

†  Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the aggregate values of these securities and their percentages of the respective Funds' net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$4,599,641	0.3%
ALL AMERICA FUND	$999,825	0.3%
COMPOSITE FUND	$714,591	0.4%
MONEY MARKET FUND	$34,196,424	40.7%
MID-TERM BOND FUND	$8,059,659	2.1%
BOND FUND	$24,225,969	3.0%

(1)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of December 31, 2013, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a % of Total Investments
EQUITY INDEX FUND	587	E-mini S&P 500 Stock Index	P	March 2014	$54,036,285	$1,794,803	3.5%
ALL AMERICA FUND	58	E-mini S&P 500 Stock Index	P	March 2014	$5,339,190	$173,909	1.7%
MID-CAP EQUITY INDEX FUND	231	E-mini S&P MidCap 400 Stock Index	P	March 2014	$30,940,140	$1,014,860	3.4%

(a)  Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day's variation margin payable or receivable.

(2)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2013 was 0.15%.

(3)  Percentage is less than 0.05%.

(4)  U.S. Government guaranteed security.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2013

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund
ASSETS:
Investments at fair value (Cost: Equity Index Fund — $987,252,966 All America Fund — $226,996,507 Small Cap Value Fund — $283,028,517 Small Cap Growth Fund — $305,286,712 Mid Cap Value Fund — $57,037,374 Mid-Cap Equity Index Fund — $636,609,925 International Fund — $145,542,016 Composite Fund — $147,951,372 Retirement Income Fund — $37,148,552 2010 Retirement Fund — $21,193,832 2015 Retirement Fund — $116,566,365 2020 Retirement Fund — $207,100,363 2025 Retirement Fund — $204,723,427) (Notes 1 and 3)	$1,554,239,463	$317,659,874	$381,244,395	$423,026,812	$72,222,698	$900,802,127	$174,162,660
Cash	29	209,196	25,285	437,607	33,540	15	4,991
Interest and dividends receivable	1,968,675	396,231	435,415	471,855	79,505	810,739	—
Receivable for securities sold	—	3,390	39,875	—	—	—	—
Receivable for daily variation margin on future contracts	180,714	18,895	—	—	—	75,240	—
TOTAL ASSETS	1,556,388,881	318,287,586	381,744,970	423,936,274	72,335,743	901,688,121	174,167,651
LIABILITIES:
Payable for securities purchased	—	—	—	410,345	—	—	—
Accrued expenses	12,905	4,033	23,002	24,309	4,433	7,691	2,913
TOTAL LIABILITIES	12,905	4,033	23,002	434,654	4,433	7,691	2,913
NET ASSETS	$1,556,375,976	$318,283,553	$381,721,968	$423,501,620	$72,331,310	$901,680,430	$174,164,738
NUMBER OF SHARES OUTSTANDING (Note 4)	504,328,472	133,925,766	222,484,724	267,803,649	47,238,273	433,467,620	207,998,511
NET ASSET VALUES, offering and redemption price per share	$3.09	$2.38	$1.72	$1.58	$1.53	$2.08	$0.84
COMPONENTS OF NET ASSETS:
Paid-in capital	$955,068,604	$208,314,005	$244,508,949	$274,601,290	$51,165,820	$587,905,563	$142,492,013
Accumulated undistributed net investment income (loss)	23,910,635	4,033,324	5,737,708	848,884	625,249	9,014,126	3,863,157
Accumulated undistributed net realized gain (loss) on investments and futures contracts	8,615,437	15,098,948	33,259,433	30,311,346	5,354,917	39,553,679	(811,076)
Net unrealized appreciation (depreciation) of investments and futures contracts	568,781,300	90,837,276	98,215,878	117,740,100	15,185,324	265,207,062	28,620,644
NET ASSETS	$1,556,375,976	$318,283,553	$381,721,968	$423,501,620	$72,331,310	$901,680,430	$174,164,738

The accompanying notes are an integral part of these financial statements.

	Composite Fund	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
ASSETS:
Investments at fair value (Cost: Equity Index Fund — $987,252,966 All America Fund — $226,996,507 Small Cap Value Fund — $283,028,517 Small Cap Growth Fund — $305,286,712 Mid Cap Value Fund — $57,037,374 Mid-Cap Equity Index Fund — $636,609,925 International Fund — $145,542,016 Composite Fund — $147,951,372 Retirement Income Fund — $37,148,552 2010 Retirement Fund — $21,193,832 2015 Retirement Fund — $116,566,365 2020 Retirement Fund — $207,100,363 2025 Retirement Fund — $204,723,427) (Notes 1 and 3)	$186,740,987	$39,572,005	$24,042,756	$137,926,151	$251,293,027	$256,745,742
Cash	38	—	—	—	—	—
Interest and dividends receivable	628,644	—	—	—	—	—
Receivable for securities sold	494,131	—	—	—	—	—
Receivable for daily variation margin on future contracts	—	—	—	—	—	—
TOTAL ASSETS	187,863,800	39,572,005	24,042,756	137,926,151	251,293,027	256,745,742
LIABILITIES:
Payable for securities purchased	1,366,615	—	—	—	—	—
Accrued expenses	5,993	156	96	1,320	967	1,013
TOTAL LIABILITIES	1,372,608	156	96	1,320	967	1,013
NET ASSETS	$186,491,192	$39,571,849	$24,042,660	$137,924,831	$251,292,060	$256,744,729
NUMBER OF SHARES OUTSTANDING (Note 4)	99,694,061	34,961,828	22,616,328	125,288,707	221,831,608	220,409,889
NET ASSET VALUES, offering and redemption price per share	$1.87	$1.13	$1.06	$1.10	$1.13	$1.16
COMPONENTS OF NET ASSETS:
Paid-in capital	$148,540,385	$35,633,997	$20,084,539	$111,154,302	$201,205,516	$199,533,749
Accumulated undistributed net investment income (loss)	3,642,450	746,239	478,710	2,616,087	3,853,531	3,459,110
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(4,481,258)	768,160	630,487	2,794,656	2,040,349	1,729,555
Net unrealized appreciation (depreciation) of investments and futures contracts	38,789,615	2,423,453	2,848,924	21,359,786	44,192,664	52,022,315
NET ASSETS	$186,491,192	$39,571,849	$24,042,660	$137,924,831	$251,292,060	$256,744,729

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2013

	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund
ASSETS:
Investments at fair value (Cost: 2030 Retirement Fund — $163,928,107 2035 Retirement Fund — $131,148,294 2040 Retirement Fund — $110,238,538 2045 Retirement Fund — $137,858,863 2050 Retirement Fund — $18,057,228 Conservative Allocation Fund — $88,665,086 Moderate Allocation Fund — $222,133,232 Aggressive Allocation Fund — $169,661,535 Money Market Fund — $83,987,873 Mid-Term Bond Fund — $382,189,615 Bond Fund — $794,726,355) (Notes 1 and 3)	$211,760,670	$172,566,207	$148,046,348	$186,139,494	$20,290,381	$97,592,117
Cash	—	—	—	—	—	—
Interest and dividends receivable	—	—	—	—	—	—
Receivable for securities sold	—	—	—	—	—	—
Receivable for daily variation margin on future contracts	—	—	—	—	—	—
TOTAL ASSETS	211,760,670	172,566,207	148,046,348	186,139,494	20,290,381	97,592,117
LIABILITIES:
Payable for securities purchased	—	—	—	—	—	—
Accrued expenses	812	659	569	677	56	—
TOTAL LIABILITIES	812	659	569	677	56	—
NET ASSETS	$211,759,858	$172,565,548	$148,045,779	$186,138,817	$20,290,325	$97,592,117
NUMBER OF SHARES OUTSTANDING (Note 4)	177,408,455	144,301,756	123,313,696	154,880,979	15,556,794	79,934,785
NET ASSET VALUES, offering and redemption price per share	$1.19	$1.20	$1.20	$1.20	$1.30	$1.22
COMPONENTS OF NET ASSETS:
Paid-in capital	$159,520,192	$127,503,413	$106,843,785	$133,736,848	$17,941,678	$85,120,434
Accumulated undistributed net investment income (loss)	2,762,712	2,061,376	1,709,321	2,118,365	48,352	2,273,588
Accumulated undistributed net realized gain (loss) on investments and futures contracts	1,644,391	1,582,846	1,684,863	2,002,973	67,142	1,271,064
Net unrealized appreciation (depreciation) of investments and futures contracts	47,832,563	41,417,913	37,807,810	48,280,631	2,233,153	8,927,031
NET ASSETS	$211,759,858	$172,565,548	$148,045,779	$186,138,817	$20,290,325	$97,592,117

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
ASSETS:
Investments at fair value (Cost: 2030 Retirement Fund — $163,928,107 2035 Retirement Fund — $131,148,294 2040 Retirement Fund — $110,238,538 2045 Retirement Fund — $137,858,863 2050 Retirement Fund — $18,057,228 Conservative Allocation Fund — $88,665,086 Moderate Allocation Fund — $222,133,232 Aggressive Allocation Fund — $169,661,535 Money Market Fund — $83,987,873 Mid-Term Bond Fund — $382,189,615 Bond Fund — $794,726,355) (Notes 1 and 3)	$281,397,173	$236,424,159	$83,988,080	$389,227,662	$801,246,619
Cash	—	—	65	33	28
Interest and dividends receivable	—	—	—	2,928,863	6,919,980
Receivable for securities sold	—	—	—	—	37,605
Receivable for daily variation margin on future contracts	—	—	—	—	—
TOTAL ASSETS	281,397,173	236,424,159	83,988,145	392,156,558	808,204,232
LIABILITIES:
Payable for securities purchased	—	—	—	—	4,283,255
Accrued expenses	—	—	1,212	18,108	36,429
TOTAL LIABILITIES	—	—	1,212	18,108	4,319,684
NET ASSETS	$281,397,173	$236,424,159	$83,986,933	$392,138,450	$803,884,548
NUMBER OF SHARES OUTSTANDING (Note 4)	193,762,078	139,705,582	70,066,197	371,707,177	571,329,146
NET ASSET VALUES, offering and redemption price per share	$1.45	$1.69	$1.20	$1.05	$1.41
COMPONENTS OF NET ASSETS:
Paid-in capital	$220,161,357	$166,587,329	$83,986,726	$372,267,934	$771,110,056
Accumulated undistributed net investment income (loss)	5,452,659	3,819,966	—	10,740,644	26,340,172
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(3,480,784)	(745,760)	—	2,091,825	(85,944)
Net unrealized appreciation (depreciation) of investments and futures contracts	59,263,941	66,762,624	207	7,038,047	6,520,264
NET ASSETS	$281,397,173	$236,424,159	$83,986,933	$392,138,450	$803,884,548

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2013

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$27,216,560	$5,583,031	$8,593,952	$3,576,713	$1,133,684	$11,030,793	$4,120,155	(b)
Interest	40,766	6,487	12,736	5,639	2,335	25,652	123
Total income	27,257,326	5,589,518	8,606,688	3,582,352	1,136,019	11,056,445	4,120,278
EXPENSES:
Investment advisory fees (Note 2)	993,494	1,140,571	2,511,318	2,558,438	358,132	576,463	104,891
Accounting and recordkeeping expenses	362,998	60,151	89,156	82,626	16,252	200,650	36,107
Shareholders reports	173,805	28,801	42,688	39,562	7,781	96,072	17,288
Custodian expenses	44,762	60,145	20,280	18,828	6,117	42,650	3,767
Independent directors' fees and expenses	42,285	32,379	41,100	37,356	5,022	40,273	11,158
Audit	127,183	21,075	31,238	28,950	5,694	70,301	12,651
Legal and Compliance	161,571	26,773	39,683	36,777	7,234	89,309	16,071
Administrative	439,453	72,821	107,934	100,030	19,675	242,911	43,713
Licenses	62,973	10,435	15,467	14,334	2,819	34,808	6,264
Other	52,391	8,681	12,868	11,925	2,346	28,959	5,211
Total expenses	2,460,915	1,461,832	2,911,732	2,928,826	431,072	1,422,396	257,121
Net Investment Income (Loss)	24,796,411	4,127,686	5,694,956	653,526	704,947	9,634,049	3,863,157
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	7,164,434	22,506,110	40,992,938	32,714,069	5,394,597	32,855,811	873,160
Futures contracts	10,278,060	1,240,019	—	—	—	6,821,737	—
	17,442,494	23,746,129	40,992,938	32,714,069	5,394,597	39,677,548	873,160
Change in net unrealized appreciation (depreciation) of:
Investment securities	320,247,363	51,501,438	39,223,763	82,760,899	9,400,634	164,417,781	22,662,434
Futures contracts	2,066,028	193,035	—	—	—	1,126,367	—
	322,313,391	51,694,473	39,223,763	82,760,899	9,400,634	165,544,148	22,662,434
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	339,755,885	75,440,602	80,216,701	115,474,968	14,795,231	205,221,696	23,535,594
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$364,552,296	$79,568,288	$85,911,657	$116,128,494	$15,500,178	$214,855,745	$27,398,751

(a)  The Retirement Funds incur no operating expenses other than those included in each of the underlying funds in which they invest. The Allocation Funds incur no advisory or operating expenses other than those included in each of the underlying funds in which they invest.

(b)  Net of foreign taxes of $284,499

The accompanying notes are an integral part of these financial statements.

	Composite Fund	Retirement Income Fund		2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$1,959,763	$756,190		$480,897		$2,636,962		$3,899,481		$3,492,314
Interest	2,597,032	—		—		—		—		—
Total income	4,556,795	756,190		480,897		2,636,962		3,899,481		3,492,314
EXPENSES:
Investment advisory fees (Note 2)	711,326	16,974	(a)	11,249	(a)	62,072	(a)	102,571	(a)	101,807	(a)
Accounting and recordkeeping expenses	37,368	—		—		—		—		—
Shareholders reports	17,892	—		—		—		—		—
Custodian expenses	28,389	—		—		—		—		—
Independent directors' fees and expenses	32,329	—		—		—		—		—
Audit	13,093	—		—		—		—		—
Legal and Compliance	16,633	—		—		—		—		—
Administrative	45,239	—		—		—		—		—
Licenses	6,483	—		—		—		—		—
Other	5,393	—		—		—		—		—
Total expenses	914,145	16,974		11,249		62,072		102,571		101,807
Net Investment Income (Loss)	3,642,650	739,216		469,648		2,574,890		3,796,910		3,390,507
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	6,129,582	783,514		765,458		4,401,927		3,957,641		2,996,791
Futures contracts	—	—		—		—		—		—
	6,129,582	783,514		765,458		4,401,927		3,957,641		2,996,791
Change in net unrealized appreciation (depreciation) of:
Investment securities	17,317,342	908,214		1,281,915		10,108,781		25,619,204		32,529,428
Futures contracts	—	—		—		—		—		—
	17,317,342	908,214		1,281,915		10,108,781		25,619,204		32,529,428
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	23,446,924	1,691,728		2,047,373		14,510,708		29,576,845		35,526,219
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,089,574	$2,430,944		$2,517,021		$17,085,598		$33,373,755		$38,916,726

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended December 31, 2013

	2030 Retirement Fund		2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund		Conservative Allocation Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$2,785,830		$2,075,241		$1,721,658		$2,147,594		$54,921		$2,266,292
Interest	—		—		—		—		—		—
Total income	2,785,830		2,075,241		1,721,658		2,147,594		54,921		2,266,292
EXPENSES:
Investment advisory fees (Note 2)	84,433	(a)	68,140	(a)	59,596	(a)	75,759	(a)	4,620	(a)	—	(a)
Accounting and recordkeeping expenses	—		—		—		—		—		—
Shareholders reports	—		—		—		—		—		—
Custodian expenses	—		—		—		—		—		—
Independent directors' fees and expenses	—		—		—		—		—		—
Audit	—		—		—		—		—		—
Legal and Compliance	—		—		—		—		—		—
Administrative	—		—		—		—		—		—
Licenses	—		—		—		—		—		—
Other	—		—		—		—		—		—
Total expenses	84,433		68,140		59,596		75,759		4,620		—
Net Investment Income (Loss)	2,701,397		2,007,101		1,662,062		2,071,835		50,301		2,266,292
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	2,768,638		2,389,225		2,259,283		2,648,744		72,749		1,877,526
Futures contracts	—		—		—		—		—		—
	2,768,638		2,389,225		2,259,283		2,648,744		72,749		1,877,526
Change in net unrealized appreciation (depreciation) of:
Investment securities	30,294,793		26,811,191		24,530,317		31,984,678		2,195,981		2,361,443
Futures contracts	—		—		—		—		—		—
	30,294,793		26,811,191		24,530,317		31,984,678		2,195,981		2,361,443
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	33,063,431		29,200,416		26,789,600		34,633,422		2,268,730		4,238,969
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,764,828		$31,207,517		$28,451,662		$36,705,257		$2,319,031		$6,505,261

(a)  The Retirement Funds incur no operating expenses other than those included in each of the underlying funds in which they invest. The Allocation Funds incur no advisory or operating expenses other than those included in each of the underlying funds in which they invest.

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund	Mid-Term Bond Fund	Bond Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$5,317,790		$3,709,761		$—	$—	$—
Interest	—		—		92,089	12,737,298	30,326,934
Total income	5,317,790		3,709,761		92,089	12,737,298	30,326,934
EXPENSES:
Investment advisory fees (Note 2)	—	(a)	—	(a)	129,701	1,550,956	3,086,084
Accounting and recordkeeping expenses	—		—		16,425	103,129	215,555
Shareholders reports	—		—		7,864	49,379	103,209
Custodian expenses	—		—		8,286	12,436	38,654
Independent directors' fees and expenses	—		—		29,355	41,090	42,332
Audit	—		—		5,755	36,133	75,524
Legal and Compliance	—		—		7,311	45,903	95,944
Administrative	—		—		19,884	124,851	260,956
Licenses	—		—		2,849	17,891	37,394
Other	—		—		2,371	14,884	31,110
Total expenses	—		—		229,801	1,996,652	3,986,762
Net Investment Income (Loss)	5,317,790		3,709,761		(137,712)	10,740,646	26,340,172
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	4,245,263		4,145,765		852	2,091,825	(85,944)
Futures contracts	—		—		—	—	—
	4,245,263		4,145,765		852	2,091,825	(85,944)
Change in net unrealized appreciation (depreciation) of:
Investment securities	27,206,974		37,830,898		(176)	(15,016,254)	(34,036,246)
Futures contracts	—		—		—	—	—
	27,206,974		37,830,898		(176)	(15,016,254)	(34,036,246)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	31,452,237		41,976,663		676	(12,924,429)	(34,122,190)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,770,027		$45,686,424		$(137,036)	$(2,183,783)	$(7,782,018)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Equity Index Fund		All America Fund		Small Cap Value Fund
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$24,796,411	$21,170,353	$4,127,686	$3,947,441	$5,694,956	$4,715,594
Net realized gain (loss) on investments and futures contracts	17,442,494	8,636,391	23,746,129	11,203,300	40,992,938	9,522,047
Change in net unrealized appreciation (depreciation) of investments and futures contracts	322,313,391	120,836,778	51,694,473	20,610,035	39,223,763	25,862,098
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	364,552,296	150,643,522	79,568,288	35,760,776	85,911,657	40,099,739
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(20,977,297)	(82,879)	(4,003,917)	—	(5,227,376)	—
From capital gains	(8,578,725)	—	(3,065,838)	—	—	—
Total distributions	(29,556,022)	(82,879)	(7,069,755)	—	(5,227,376)	—
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	159,683,235	128,222,096	5,007,367	4,607,747	24,720,788	19,621,802
Dividends reinvested	29,556,022	82,879	7,069,755	—	5,227,376	—
Cost of shares redeemed	(76,446,620)	(98,936,936)	(22,530,192)	(34,381,245)	(19,245,410)	(28,901,746)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	112,792,637	29,368,039	(10,453,070)	(29,773,498)	10,702,754	(9,279,944)
INCREASE (DECREASE) IN NET ASSETS	447,788,911	179,928,682	62,045,463	5,987,278	91,387,035	30,819,795
NET ASSETS, BEGINNING OF PERIOD	1,108,587,065	928,658,383	256,238,090	250,250,812	290,334,933	259,515,138
NET ASSETS, END OF PERIOD	$1,556,375,976	$1,108,587,065	$318,283,553	$256,238,090	$381,721,968	$290,334,933
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$23,910,635	$20,255,515	$4,033,324	$3,679,239	$5,737,708	$3,652,524
OTHER INFORMATION:
Shares outstanding at the beginning of period	462,559,004	449,187,528	138,745,627	155,472,750	215,294,961	222,210,260
Shares sold	58,203,198	55,632,510	2,344,108	2,610,859	16,224,700	15,286,892
Shares issued as reinvestment of dividends	11,796,332	33,876	3,671,799	—	3,607,089	—
Shares redeemed	(28,230,062)	(42,294,910)	(10,835,768)	(19,337,982)	(12,642,026)	(22,202,191)
Net increase (decrease)	41,769,468	13,371,476	(4,819,861)	(16,727,123)	7,189,763	(6,915,299)
Shares outstanding at the end of period	504,328,472	462,559,004	133,925,766	138,745,627	222,484,724	215,294,961

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$653,526	$(220,604)	$704,947	$703,208	$9,634,049	$8,558,865
Net realized gain (loss) on investments and futures contracts	32,714,069	23,128,237	5,394,597	1,555,614	39,677,548	21,740,847
Change in net unrealized appreciation (depreciation) of investments and futures contracts	82,760,899	(7,462,891)	9,400,634	3,273,963	165,544,148	61,145,112
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	116,128,494	15,444,742	15,500,178	5,532,785	214,855,745	91,444,824
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	—	(653,251)	—	(7,797,143)	—
From capital gains	(24,171,500)	(2,029,204)	(1,089,797)	—	(21,498,456)	(21,609,254)
Total distributions	(24,171,500)	(2,029,204)	(1,743,048)	—	(29,295,599)	(21,609,254)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	51,084,056	19,735,745	9,704,615	4,057,048	121,145,845	65,051,670
Dividends reinvested	24,171,500	2,029,204	1,743,048	—	29,295,599	21,609,254
Cost of shares redeemed	(15,890,718)	(34,429,438)	(6,088,653)	(7,343,207)	(44,286,628)	(51,854,450)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	59,364,838	(12,664,489)	5,359,010	(3,286,159)	106,154,816	34,806,474
INCREASE (DECREASE) IN NET ASSETS	151,321,832	751,049	19,116,140	2,246,626	291,714,962	104,642,044
NET ASSETS, BEGINNING OF PERIOD	272,179,788	271,428,739	53,215,170	50,968,544	609,965,468	505,323,424
NET ASSETS, END OF PERIOD	$423,501,620	$272,179,788	$72,331,310	$53,215,170	$901,680,430	$609,965,468
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$848,884	$(187,166)	$625,249	$651,813	$9,014,126	$7,797,145
OTHER INFORMATION:
Shares outstanding at the beginning of period	223,008,469	233,295,435	43,126,278	45,857,125	374,064,073	352,190,597
Shares sold	36,539,168	16,097,180	7,158,032	3,444,439	66,122,333	41,371,686
Shares issued as reinvestment of dividends	19,984,726	1,558,473	1,324,905	—	17,123,163	13,224,814
Shares redeemed	(11,728,714)	(27,942,619)	(4,370,942)	(6,175,286)	(23,841,949)	(32,723,024)
Net increase (decrease)	44,795,180	(10,286,966)	4,111,995	(2,730,847)	59,403,547	21,873,476
Shares outstanding at the end of period	267,803,649	223,008,469	47,238,273	43,126,278	433,467,620	374,064,073

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
For the Years Ended December 31,

	International Fund		Composite Fund		Retirement Income Fund
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$3,863,157	$2,689,340	$3,642,650	$3,659,105	$739,216	$(6,543)
Net realized gain (loss) on investments and futures contracts	873,160	7,603	6,129,582	6,660,921	783,514	555,644
Change in net unrealized appreciation (depreciation) of investments and futures contracts	22,662,434	12,017,697	17,317,342	8,092,224	908,214	1,185,276
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,398,751	14,714,640	27,089,574	18,412,250	2,430,944	1,734,377
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(2,689,340)	(21,570)	(3,658,911)	(26,332)	(254)	(598,298)
From capital gains	—	(73,270)	—	—	(547,127)	(555,974)
Total distributions	(2,689,340)	(94,840)	(3,658,911)	(26,332)	(547,381)	(1,154,272)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	37,567,300	35,280,034	7,301,802	5,437,089	15,273,014	10,767,924
Dividends reinvested	2,689,340	94,840	3,658,911	26,332	547,381	1,154,272
Cost of shares redeemed	(5,349,272)	(4,207,992)	(17,497,217)	(15,304,827)	(9,375,356)	(4,528,143)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	34,907,368	31,166,882	(6,536,504)	(9,841,406)	6,445,039	7,394,053
INCREASE (DECREASE) IN NET ASSETS	59,616,779	45,786,682	16,894,159	8,544,512	8,328,602	7,974,158
NET ASSETS, BEGINNING OF PERIOD	114,547,959	68,761,277	169,597,033	161,052,521	31,243,247	23,269,089
NET ASSETS, END OF PERIOD	$174,164,738	$114,547,959	$186,491,192	$169,597,033	$39,571,849	$31,243,247
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$3,863,157	$2,689,340	$3,642,450	$3,658,494	$746,239	$—
OTHER INFORMATION:
Shares outstanding at the beginning of period	161,874,441	114,779,271	103,273,971	109,476,608	29,130,938	22,240,340
Shares sold	49,384,258	53,370,157	4,235,956	3,423,758	13,899,924	10,009,508
Shares issued as reinvestment of dividends	3,779,424	139,262	2,210,581	15,920	510,728	1,079,456
Shares redeemed	(7,039,612)	(6,414,249)	(10,026,447)	(9,642,315)	(8,579,762)	(4,198,366)
Net increase (decrease)	46,124,070	47,095,170	(3,579,910)	(6,202,637)	5,830,890	6,890,598
Shares outstanding at the end of period	207,998,511	161,874,441	99,694,061	103,273,971	34,961,828	29,130,938
The accompanying notes are an integral part of these financial statements.

	2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$469,648	$(6,410)	$2,574,890	$(32,828)	$3,796,910	$(47,226)
Net realized gain (loss) on investments and futures contracts	765,458	1,532,453	4,401,927	5,701,617	3,957,641	4,534,309
Change in net unrealized appreciation (depreciation) of investments and futures contracts	1,281,915	405,469	10,108,781	4,314,404	25,619,204	10,658,577
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,517,021	1,931,512	17,085,598	9,983,193	33,373,755	15,145,660
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(204)	(501,103)	(9,916)	(2,132,730)	(24,228)	(2,712,014)
From capital gains	(1,051,750)	(711,769)	(4,960,216)	(705,161)	(4,201,941)	(463,425)
Total distributions	(1,051,954)	(1,212,872)	(4,970,132)	(2,837,891)	(4,226,169)	(3,175,439)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	5,072,886	4,340,735	26,771,976	25,217,670	59,532,752	42,854,810
Dividends reinvested	1,051,954	1,212,872	4,970,132	2,837,891	4,226,169	3,175,439
Cost of shares redeemed	(4,999,882)	(5,401,605)	(18,269,988)	(13,801,345)	(10,645,048)	(6,954,660)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	1,124,958	152,002	13,472,120	14,254,216	53,113,873	39,075,589
INCREASE (DECREASE) IN NET ASSETS	2,590,025	870,642	25,587,586	21,399,518	82,261,459	51,045,810
NET ASSETS, BEGINNING OF PERIOD	21,452,635	20,581,993	112,337,245	90,937,727	169,030,601	117,984,791
NET ASSETS, END OF PERIOD	$24,042,660	$21,452,635	$137,924,831	$112,337,245	$251,292,060	$169,030,601
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$478,710	$—	$2,616,087	$(3)	$3,853,531	$—
OTHER INFORMATION:
Shares outstanding at the beginning of period	21,461,692	21,291,136	112,209,986	97,748,763	171,582,429	131,001,202
Shares sold	5,006,116	4,310,243	25,717,519	25,650,359	56,112,570	44,583,171
Shares issued as reinvestment of dividends	1,076,851	1,217,701	5,015,085	2,841,787	4,222,059	3,226,026
Shares redeemed	(4,928,331)	(5,357,388)	(17,653,883)	(14,030,923)	(10,085,450)	(7,227,970)
Net increase (decrease)	1,154,636	170,556	13,078,721	14,461,223	50,249,179	40,581,227
Shares outstanding at the end of period	22,616,328	21,461,692	125,288,707	112,209,986	221,831,608	171,582,429

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
For the Years Ended December 31,

	2025 Retirement Fund		2030 Retirement Fund		2035 Retirement Fund
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$3,390,507	$(48,419)	$2,701,397	$(42,506)	$2,007,101	$(34,751)
Net realized gain (loss) on investments and futures contracts	2,996,791	3,974,911	2,768,638	2,913,099	2,389,225	2,167,658
Change in net unrealized appreciation (depreciation) of investments and futures contracts	32,529,428	11,481,411	30,294,793	10,542,909	26,811,191	8,933,297
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	38,916,726	15,407,903	35,764,828	13,413,502	31,207,517	11,066,204
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(31,347)	(2,312,037)	(31,859)	(1,804,778)	(30,023)	(1,281,243)
From capital gains	(4,031,923)	(386,258)	(2,922,114)	(338,408)	(2,220,980)	(310,979)
Total distributions	(4,063,270)	(2,698,295)	(2,953,973)	(2,143,186)	(2,251,003)	(1,592,222)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	61,903,930	41,210,498	47,399,486	33,543,178	38,583,673	28,916,022
Dividends reinvested	4,063,270	2,698,295	2,953,973	2,143,186	2,251,003	1,592,222
Cost of shares redeemed	(5,846,734)	(4,336,584)	(4,677,246)	(3,918,647)	(3,924,493)	(2,335,351)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	60,120,466	39,572,209	45,676,213	31,767,717	36,910,183	28,172,893
INCREASE (DECREASE) IN NET ASSETS	94,973,922	52,281,817	78,487,068	43,038,033	65,866,697	37,646,875
NET ASSETS, BEGINNING OF PERIOD	161,770,807	109,488,990	133,272,790	90,234,757	106,698,851	69,051,976
NET ASSETS, END OF PERIOD	$256,744,729	$161,770,807	$211,759,858	$133,272,790	$172,565,548	$106,698,851
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$3,459,110	$—	$2,762,712	$—	$2,061,376	$—
OTHER INFORMATION:
Shares outstanding at the beginning of period	164,296,317	123,168,724	135,356,937	102,295,614	110,190,376	80,186,050
Shares sold	57,548,135	42,953,140	43,450,256	35,035,650	35,487,449	30,858,066
Shares issued as reinvestment of dividends	4,027,315	2,738,074	2,900,142	2,173,456	2,232,830	1,641,133
Shares redeemed	(5,461,878)	(4,563,621)	(4,298,880)	(4,147,783)	(3,608,899)	(2,494,873)
Net increase (decrease)	56,113,572	41,127,593	42,051,518	33,061,323	34,111,380	30,004,326
Shares outstanding at the end of period	220,409,889	164,296,317	177,408,455	135,356,937	144,301,756	110,190,376

(a)  For the period October 1, 2012 (commencement of operations) to December 31, 2012.

The accompanying notes are an integral part of these financial statements.

	2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
	2013	2012	2013	2012	2013	2012(a)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$1,662,062	$(31,587)	$2,071,835	$(39,291)	$50,301	$(88)
Net realized gain (loss) on investments and futures contracts	2,259,283	1,690,530	2,648,744	1,945,397	72,749	380
Change in net unrealized appreciation (depreciation) of investments and futures contracts	24,530,317	8,390,528	31,984,678	10,443,095	2,195,981	37,172
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,451,662	10,049,471	36,705,257	12,349,201	2,319,031	37,464
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(34,163)	(1,115,985)	(48,673)	(1,327,885)	(4,198)	—
From capital gains	(1,747,797)	(321,679)	(1,994,464)	(317,477)	(3,650)	—
Total distributions	(1,781,960)	(1,437,664)	(2,043,137)	(1,645,362)	(7,848)	—
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	28,828,922	24,156,040	33,663,673	32,120,162	16,278,216	2,086,003
Dividends reinvested	1,781,960	1,437,664	2,043,137	1,645,362	7,848	—
Cost of shares redeemed	(3,226,053)	(2,286,360)	(2,548,103)	(1,673,152)	(424,104)	(6,285)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	27,384,829	23,307,344	33,158,707	32,092,372	15,861,960	2,079,718
INCREASE (DECREASE) IN NET ASSETS	54,054,531	31,919,151	67,820,827	42,796,211	18,173,143	2,117,182
NET ASSETS, BEGINNING OF PERIOD	93,991,248	62,072,097	118,317,990	75,521,779	2,117,182	—
NET ASSETS, END OF PERIOD	$148,045,779	$93,991,248	$186,138,817	$118,317,990	$20,290,325	$2,117,182
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$1,709,321	$—	$2,118,365	$—	$48,352	$—
OTHER INFORMATION:
Shares outstanding at the beginning of period	97,860,427	72,819,703	123,735,275	89,009,683	2,079,203	—
Shares sold	26,618,511	26,018,178	31,405,135	34,831,930	13,822,593	2,085,610
Shares issued as reinvestment of dividends	1,771,801	1,496,046	2,035,082	1,717,895	6,540	—
Shares redeemed	(2,937,043)	(2,473,500)	(2,294,513)	(1,824,233)	(351,542)	(6,407)
Net increase (decrease)	25,453,269	25,040,724	31,145,704	34,725,592	13,477,591	2,079,203
Shares outstanding at the end of period	123,313,696	97,860,427	154,880,979	123,735,275	15,556,794	2,079,203

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
For the Years Ended December 31,

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$2,266,292	$22,060	$5,317,790	$38,320	$3,709,761	$17,814
Net realized gain (loss) on investments and futures contracts	1,877,526	2,026,952	4,245,263	2,470,199	4,145,765	2,124,556
Change in net unrealized appreciation (depreciation) of investments and futures contracts	2,361,443	3,223,789	27,206,974	18,071,555	37,830,898	19,427,143
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,505,261	5,272,801	36,770,027	20,580,074	45,686,424	21,569,513
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(35,676)	(1,854,503)	(55,911)	(4,454,203)	(56,754)	(3,143,042)
From capital gains	(1,126,105)	(770,637)	(2,676,791)	(1,816,656)	(2,318,315)	(511,903)
Total distributions	(1,161,781)	(2,625,140)	(2,732,702)	(6,270,859)	(2,375,069)	(3,654,945)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	16,631,463	21,853,650	34,473,634	32,492,851	16,579,124	18,298,271
Dividends reinvested	1,161,781	2,625,140	2,732,702	6,270,859	2,375,069	3,654,945
Cost of shares redeemed	(11,904,513)	(6,841,171)	(15,051,678)	(9,891,750)	(12,758,545)	(11,239,182)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	5,888,731	17,637,619	22,154,658	28,871,960	6,195,648	10,714,034
INCREASE (DECREASE) IN NET ASSETS	11,232,211	20,285,280	56,191,983	43,181,175	49,507,003	28,628,602
NET ASSETS, BEGINNING OF PERIOD	86,359,906	66,074,626	225,205,190	182,024,015	186,917,156	158,288,554
NET ASSETS, END OF PERIOD	$97,592,117	$86,359,906	$281,397,173	$225,205,190	$236,424,159	$186,917,156
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$2,273,588	$34,836	$5,452,659	$52,765	$3,819,966	$17,814
OTHER INFORMATION:
Shares outstanding at the beginning of period	74,926,086	59,597,939	177,299,750	154,321,854	135,535,587	127,613,673
Shares sold	14,084,437	18,992,460	25,407,537	25,939,236	10,765,976	13,651,647
Shares issued as reinvestment of dividends	1,005,801	2,283,401	2,096,356	4,941,217	1,643,346	2,637,646
Shares redeemed	(10,081,539)	(5,947,714)	(11,041,565)	(7,902,557)	(8,239,327)	(8,367,379)
Net increase (decrease)	5,008,699	15,328,147	16,462,328	22,977,896	4,169,995	7,921,914
Shares outstanding at the end of period	79,934,785	74,926,086	193,762,078	177,299,750	139,705,582	135,535,587

The accompanying notes are an integral part of these financial statements.

	Money Market Fund		Mid-Term Bond Fund		Bond Fund
	2013	2012	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(137,712)	$(169,628)	$10,740,646	$10,236,773	$26,340,172	$23,755,260
Net realized gain (loss) on investments and futures contracts	852	697	2,091,825	830,806	(85,944)	8,488,978
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(176)	10,164	(15,016,254)	268,254	(34,036,246)	5,009,137
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(137,036)	(158,767)	(2,183,783)	11,335,833	(7,782,018)	37,253,375
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	—	(10,236,774)	(140,268)	(23,755,259)	(187,178)
From capital gains	—	—	(830,806)	(844,782)	(1,270,568)	—
Total distributions	—	—	(11,067,580)	(985,050)	(25,025,827)	(187,178)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	12,509,651	11,061,565	50,891,428	76,269,600	145,960,331	133,212,776
Dividends reinvested	—	—	11,067,580	985,050	25,025,827	187,178
Cost of shares redeemed	(18,318,388)	(21,561,315)	(43,885,429)	(38,621,808)	(87,040,137)	(52,819,070)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(5,808,737)	(10,499,750)	18,073,579	38,632,842	83,946,021	80,580,884
INCREASE (DECREASE) IN NET ASSETS	(5,945,773)	(10,658,517)	4,822,216	48,983,625	51,138,176	117,647,081
NET ASSETS, BEGINNING OF PERIOD	89,932,706	100,591,223	387,316,234	338,332,609	752,746,372	635,099,291
NET ASSETS, END OF PERIOD	$83,986,933	$89,932,706	$392,138,450	$387,316,234	$803,884,548	$752,746,372
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$—	$—	$10,740,644	$10,236,772	$26,340,172	$23,755,259
OTHER INFORMATION:
Shares outstanding at the beginning of period	74,907,971	83,650,118	354,712,016	319,283,521	512,445,634	457,267,817
Shares sold	10,427,772	9,206,365	48,005,664	70,450,344	102,834,458	92,161,939
Shares issued as reinvestment of dividends	—	—	10,449,216	909,078	17,680,249	129,380
Shares redeemed	(15,269,546)	(17,948,512)	(41,459,719)	(35,930,927)	(61,631,195)	(37,113,502)
Net increase (decrease)	(4,841,774)	(8,742,147)	16,995,161	35,428,495	58,883,512	55,177,817
Shares outstanding at the end of period	70,066,197	74,907,971	371,707,177	354,712,016	571,329,146	512,445,634

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2013 (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	Equity Index Fund						All America Fund
	Years Ended December 31,						Years Ended December 31,
	2013	2012		2011	2010	2009	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$2.40	$2.07		$2.07	$1.84	$1.48	$1.85	$1.61	$1.65	$1.42	$1.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.05	0.05		0.04	0.03	0.03	0.03	0.03	0.02	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.70	0.28		— (f)	0.23	0.36	0.55	0.21	(0.02)	0.23	0.28
Total From Investment Operations	0.75	0.33		0.04	0.26	0.39	0.58	0.24	—	0.25	0.30
Less: Dividend Distributions:
From Net Investment Income	(0.04)	—	(f)	(0.04)	(0.03)	(0.03)	(0.03)	—	(0.04)	(0.02)	(0.03)
From Capital Gains	(0.02)	—		—	—	—	(0.02)	—	—	—	—
From Return of Capital	—	—		—	—	—	—	—	—	—	—
Total Distributions	(0.06)	—		(0.04)	(0.03)	(0.03)	(0.05)	—	(0.04)	(0.02)	(0.03)
Net Asset Value, End of Period	$3.09	$2.40		$2.07	$2.07	$1.84	$2.38	$1.85	$1.61	$1.65	$1.42
Total Return (%)	32.02	15.94		1.88	14.68	26.13	32.13	14.73	0.24	17.78	25.31
Net Assets, End of Period ($ millions)	1,556	1,109		929	905	768	318	256	250	271	256
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.87	2.03		1.81	1.76	1.98	1.44	1.52	1.24	1.21	1.46
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.19	0.22		0.23	0.25	0.26	0.51	0.55	0.56	0.57	0.58
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.19	0.22		0.23	0.25	0.26	0.51	0.55	0.56	0.57	0.58
Portfolio Turnover Rate (%)(a)	3.90	6.45		5.26	4.50	4.29	28.48	17.37	24.67	22.71	35.15

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Not annualized.

(c)  Annualized.

(d)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)  For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)  Amount is less than $0.005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Small Cap Value Fund
	Years Ended December 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.35	$1.17	$1.21	$0.96	$0.75
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.03	0.02	0.01	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.36	0.16	(0.04)	0.25	0.21
Total From Investment Operations	0.39	0.18	(0.03)	0.26	0.22
Less: Dividend Distributions:
From Net Investment Income	(0.02)	—	(0.01)	(0.01)	(0.01)
From Capital Gains	—	—	—	—	—
From Return of Capital	—	—	—	—	— (f)
Total Distributions	(0.02)	—	(0.01)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.72	$1.35	$1.17	$1.21	$0.96
Total Return (%)	29.35	15.46	(2.46)	27.72	29.28
Net Assets, End of Period ($ millions)	382	290	260	277	205
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.70	1.67	0.92	0.99	1.30
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.87	0.90	0.90	0.92	0.93
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.87	0.90	0.90	0.92	0.93
Portfolio Turnover Rate (%)(a)	41.36	24.71	23.34	35.34	39.03

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund							Mid Cap Value Fund
	Years Ended December 31,							Years Ended December 31,
	2013	2012	2011	2010		2009		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.22	$1.16	$1.19	$0.89		$0.70		$1.23	$1.11	$1.15	$0.98	$0.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	— (f)	— (f)	— (f)	—	(f)	—	(f)	0.01	0.02	0.01	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.47	0.07	(0.03)	0.30		0.19		0.33	0.10	(0.04)	0.17	0.19
Total From Investment Operations	0.47	0.07	(0.03)	0.30		0.19		0.34	0.12	(0.03)	0.18	0.20
Less: Dividend Distributions:
From Net Investment Income	—	—	—	—		—		(0.01)	—	(0.01)	(0.01)	(0.01)
From Capital Gains	(0.11)	(0.01)	—	—		—		(0.03)	—	—	—	—
From Return of Capital	—	—	—	—		—		—	—	—	—	— (f)
Total Distributions	(0.11)	(0.01)	—	—		—		(0.04)	—	(0.01)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.58	$1.22	$1.16	$1.19		$0.89		$1.53	$1.23	$1.11	$1.15	$0.98
Total Return (%)	41.19	5.62	(2.28)	33.27		27.69		27.78	11.01	(2.12)	18.94	25.22
Net Assets, End of Period ($ millions)	424	272	271	281		194		72	53	51	55	42
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.19	(0.08)	(0.31)	(0.26)		(0.26)		1.08	1.36	1.19	1.25	1.57
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.86	0.90	0.90	0.92		0.93		0.66	0.70	0.70	0.72	0.73
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.86	0.90	0.90	0.92		0.93		0.66	0.70	0.70	0.72	0.73
Portfolio Turnover Rate (%)(a)	53.36	66.69	59.53	50.73		94.14		36.42	29.05	12.99	29.88	20.16

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Not annualized.

(c)  Annualized.

(d)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)  For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)  Amount is less than $0.005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Mid-Cap Equity Index Fund					International Fund
	Years Ended December 31,					Years Ended December 31,
	2013	2012	2011	2010	2009	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$1.63	$1.43	$1.51	$1.24	$0.93	$0.71	$0.60		$0.71	$0.67	$0.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.02	0.02	0.02	0.01	0.01	0.02	0.02		0.02	0.02	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.51	0.24	(0.05)	0.31	0.32	0.13	0.09		(0.11)	0.04	0.13
Total From Investment Operations	0.53	0.26	(0.03)	0.32	0.33	0.15	0.11		(0.09)	0.06	0.14
Less: Dividend Distributions:
From Net Investment Income	(0.02)	—	(0.02)	(0.01)	(0.01)	(0.02)	—	(f)	(0.02)	(0.02)	(0.01)
From Capital Gains	(0.06)	(0.06)	(0.03)	(0.04)	(0.01)	—	—	(f)	— (f)	—	—
From Return of Capital	—	—	—	—	—	—	—		—	—	(0.01)
Total Distributions	(0.08)	(0.06)	(0.05)	(0.05)	(0.02)	(0.02)	—		(0.02)	(0.02)	(0.02)
Net Asset Value, End of Period	$2.08	$1.63	$1.43	$1.51	$1.24	$0.84	$0.71		$0.60	$0.71	$0.67
Total Return (%)	33.21	17.80	(1.99)	26.28	36.69	21.00	18.24		(12.60)	8.32	25.22
Net Assets, End of Period ($ millions)	902	610	505	494	377	174	115		69	61	33
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.25	1.50	1.14	1.16	1.41	2.76	3.20		3.24	3.48	3.45
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.19	0.22	0.23	0.25	0.26	0.18	0.21		0.23	0.24	0.25
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.19	0.22	0.23	0.25	0.26	0.18	0.21		0.23	0.24	0.25
Portfolio Turnover Rate (%)(a)	13.30	12.98	15.98	13.29	15.41	10.22	0.28		1.44	9.17	4.95

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Composite Fund						Retirement Income Fund
	Years Ended December 31,						Years Ended December 31,
	2013	2012		2011	2010	2009	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.64	$1.47		$1.50	$1.39	$1.20	$1.07	$1.05	$1.03	$0.97	$0.83
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.04	0.04		0.04	0.04	0.04	0.02	— (f)	0.03	0.02	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.23	0.13		—	0.11	0.19	0.06	0.07	0.02	0.07	0.11
Total From Investment Operations	0.27	0.17		0.04	0.15	0.23	0.08	0.07	0.05	0.09	0.14
Less: Dividend Distributions: From Net Investment Income	(0.04)	—	(f)	(0.07)	(0.04)	(0.04)	— (f)	(0.03)	(0.03)	(0.02)	—	(f)
From Capital Gains	—	—		—	—	—	(0.02)	(0.02)	— (f)	(0.01)	—
From Return of Capital	—	—		—	—	—	—	—	—	—	—
Total Distributions	(0.04)	—		(0.07)	(0.04)	(0.04)	(0.02)	(0.05)	(0.03)	(0.03)	—
Net Asset Value, End of Period	$1.87	$1.64		$1.47	$1.50	$1.39	$1.13	$1.07	$1.05	$1.03	$0.97
Total Return (%)	16.37	11.65		2.84	11.02	18.45	7.40	7.15	4.72	9.04	16.25
Net Assets, End of Period ($ millions)	186	170		161	167	166	40	31	23	18	9
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.04	2.17		2.22	2.26	2.74	2.18	(0.03)	3.03	3.65	4.39
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.51	0.55		0.56	0.57	0.58	0.05	0.05	0.05	0.05	0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.51	0.55		0.56	0.57	0.58	0.05	0.05	0.05	0.05	0.05
Portfolio Turnover Rate (%)(a)	20.98	25.42		22.69	36.00	31.73	24.01	18.07	23.77	17.62	35.31

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Not annualized.

(c)  Annualized.

(d)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)  For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)  Amount is less than $0.005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	2010 Retirement Fund							2015 Retirement Fund
	Years Ended December 31,							Years Ended December 31,
	2013	2012	2011	2010		2009		2013	2012	2011		2010		2009
Net Asset Value, Beginning of Period	$1.00	$0.97	$0.96	$0.87		$0.74		$1.00	$0.93	$0.93		$0.83		$0.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.02	— (f)	0.02	0.02		0.02		0.02	— (f)	0.02		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.09	0.09	0.01	0.07		0.13		0.12	0.10	—	(f)	0.08		0.13
Total From Investment Operations	0.11	0.09	0.03	0.09		0.15		0.14	0.10	0.02		0.10		0.15
Less: Dividend Distributions: From Net Investment Income	— (f)	(0.02)	(0.02)	—	(f)	(0.02)		— (f)	(0.02)	(0.02)		—	(f)	(0.02)
From Capital Gains	(0.05)	(0.04)	— (f)	—	(f)	—	(f)	(0.04)	(0.01)	—	(f)	—	(f)	—	(f)
From Return of Capital	—	—	—	—		—	(f)	—	—	—		—		—	(f)
Total Distributions	(0.05)	(0.06)	(0.02)	—		(0.02)		(0.04)	(0.03)	(0.02)		—		(0.02)
Net Asset Value, End of Period	$1.06	$1.00	$0.97	$0.96		$0.87		$1.10	$1.00	$0.93		$0.93		$0.83
Total Return (%)	11.78	9.69	3.08	11.36		19.79		14.80	10.59	2.09		12.27		21.27
Net Assets, End of Period ($ millions)	24	21	21	19		15		138	112	91		78		44
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.09	(0.03)	2.41	2.67		3.51		2.07	(0.03)	2.53		2.79		3.45
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.05	0.05	0.05	0.05		0.05		0.05	0.05	0.05		0.05		0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.05	0.05	0.05	0.05		0.05		0.05	0.05	0.05		0.05		0.05
Portfolio Turnover Rate (%)(a)	19.60	26.61	21.22	18.31		38.17		11.83	19.59	8.10		5.64		26.96

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	2020 Retirement Fund							2025 Retirement Fund
	Years Ended December 31,							Years Ended December 31,
	2013	2012	2011	2010		2009		2013	2012	2011	2010		2009
Net Asset Value, Beginning of Period	$0.99	$0.90	$0.91	$0.80		$0.66		$0.98	$0.89	$0.90	$0.78		$0.64
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.02	— (f)	0.02	0.02		0.02		0.02	— (f)	0.02	0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.14	0.11	(0.01)	0.09		0.14		0.18	0.11	(0.02)	0.10		0.14
Total From Investment Operations	0.16	0.11	0.01	0.11		0.16		0.20	0.11	—	0.12		0.16
Less: Dividend Distributions: From Net Investment Income	— (f)	(0.02)	(0.02)	—	(f)	(0.02)		— (f)	(0.02)	(0.01)	—	(f)	(0.02)
From Capital Gains	(0.02)	— (f)	— (f)	—	(f)	—	(f)	(0.02)	— (f)	— (f)	—	(f)	—	(f)
From Return of Capital	—	—	—	—		—	(f)	—	—	—	—		—	(f)
Total Distributions	(0.02)	(0.02)	(0.02)	—		(0.02)		(0.02)	(0.02)	(0.01)	—		(0.02)
Net Asset Value, End of Period	$1.13	$0.99	$0.90	$0.91		$0.80		$1.16	$0.98	$0.89	$0.90		$0.78
Total Return (%)	17.72	11.69	1.55	13.90		23.18		21.11	12.90	0.83	15.49		25.10
Net Assets, End of Period ($ millions)	251	169	118	90		50		257	162	109	81		42
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.85	(0.03)	2.63	2.76		3.61		1.67	(0.04)	2.49	2.50		3.25
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.05	0.05	0.05	0.05		0.05		0.05	0.05	0.05	0.05		0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.05	0.05	0.05	0.05		0.05		0.05	0.05	0.05	0.05		0.05
Portfolio Turnover Rate (%)(a)	3.56	9.89	4.73	2.62		13.70		1.49	8.59	2.52	3.16		9.21

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Not annualized.

(c)  Annualized.

(d)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)  For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)  Amount is less than $0.005 per share.

NA = Not Applicable
The accompanying notes are an integral part of these financial statements.

	2030 Retirement Fund
	Years Ended December 31,
	2013	2012	2011	2010		2009
Net Asset Value, Beginning of Period	$0.98	$0.88	$0.90	$0.77		$0.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.02	— (f)	0.02	0.02		0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.21	0.12	(0.02)	0.11		0.15
Total From Investment Operations	0.23	0.12	—	0.13		0.16
Less: Dividend Distributions: From Net Investment Income	— (f)	(0.02)	(0.02)	—	(f)	(0.01)
From Capital Gains	(0.02)	— (f)	— (f)	—	(f)	—	(f)
From Return of Capital	—	—	—	—		—	(f)
Total Distributions	(0.02)	(0.02)	(0.02)	—		(0.01)
Net Asset Value, End of Period	$1.19	$0.98	$0.88	$0.90		$0.77
Total Return (%)	23.72	13.69	0.21	16.59		26.47
Net Assets, End of Period ($ millions)	212	133	90	67		35
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.60	(0.04)	2.37	2.37		3.07
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.05	0.05	0.05	0.05		0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.05	0.05	0.05	0.05		0.05
Portfolio Turnover Rate (%)(a)	1.58	7.61	2.66	1.74		8.96

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	2035 Retirement Fund							2040 Retirement Fund
	Years Ended December 31,							Years Ended December 31,
	2013	2012	2011	2010		2009		2013	2012	2011	2010		2009
Net Asset Value, Beginning of Period	$0.97	$0.86	$0.88	$0.75		$0.60		$0.96	$0.85	$0.88	$0.74		$0.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.01	— (f)	0.01	0.01		0.01		0.01	— (f)	0.01	0.01		0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.24	0.13	(0.02)	0.12		0.15		0.25	0.13	(0.03)	0.13		0.15
Total From Investment Operations	0.25	0.13	(0.01)	0.13		0.16		0.26	0.13	(0.02)	0.14		0.16
Less: Dividend Distributions: From Net Investment Income	— (f)	(0.02)	(0.01)	—	(f)	(0.01)		— (f)	(0.02)	(0.01)	—	(f)	(0.01)
From Capital Gains	(0.02)	— (f)	— (f)	—	(f)	—	(f)	(0.02)	— (f)	— (f)	—	(f)	—	(f)
From Return of Capital	—	—	—	—		—	(f)	—	—	—	—		—	(f)
Total Distributions	(0.02)	(0.02)	(0.01)	—		(0.01)		(0.02)	(0.02)	(0.01)	—		(0.01)
Net Asset Value, End of Period	$1.20	$0.97	$0.86	$0.88		$0.75		$1.20	$0.96	$0.85	$0.88		$0.74
Total Return (%)	25.92	14.39	(0.63)	17.66		27.05		27.20	14.63	(1.24)	18.38		27.84
Net Assets, End of Period ($ millions)	173	107	69	53		27		148	94	62	47		23
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.47	(0.04)	2.17	2.20		2.74		1.39	(0.04)	2.09	2.13		2.75
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.05	0.05	0.05	0.05		0.05		0.05	0.05	0.05	0.05		0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.05	0.05	0.05	0.05		0.05		0.05	0.05	0.05	0.05		0.05
Portfolio Turnover Rate (%)(a)	1.76	6.51	2.78	1.47		6.27		1.37	4.99	2.28	1.37		5.79

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Not annualized.

(c)  Annualized.

(d)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)  For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)  Amount is less than $0.005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	2045 Retirement Fund							2050 Retirement Fund
	Years Ended December 31,							Year Ended December 31,		Period Ended December 31,
	2013	2012	2011	2010		2009		2013		2012(e)
Net Asset Value, Beginning of Period	$0.96	$0.85	$0.88	$0.74		$0.59		$1.02		$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.01	— (f)	0.01	0.01		0.01		—	(f)	—	(f)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.25	0.13	(0.03)	0.13		0.15		0.28		0.02
Total From Investment Operations	0.26	0.13	(0.02)	0.14		0.16		0.28		0.02
Less: Dividend Distributions: From Net Investment Income	— (f)	(0.02)	(0.01)	—	(f)	(0.01)		—	(f)	—
From Capital Gains	(0.02)	— (f)	— (f)	—	(f)	—	(f)	—	(f)	—
From Return of Capital	—	—	—	—		—	(f)	—		—
Total Distributions	(0.02)	(0.02)	(0.01)	—		(0.01)		—		—
Net Asset Value, End of Period	$1.20	$0.96	$0.85	$0.88		$0.74		$1.30		$1.02
Total Return (%)	27.68	14.45	(1.45)	18.57		27.55		28.17		1.83	(b)
Net Assets, End of Period ($ millions)	186	118	76	54		25		20		2
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.37	(0.04)	2.09	2.14		2.61		0.54		(0.01	)(b)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.05	0.05	0.05	0.05		0.05		0.05		0.05	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.05	0.05	0.05	0.05		0.05		0.05		0.05	(c)
Portfolio Turnover Rate (%)(a)	0.93	4.03	1.97	1.04		7.87		1.22		0.76	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Conservative Allocation Fund						Moderate Allocation Fund
	Years Ended December 31,						Years Ended December 31,
	2013	2012	2011	2010		2009	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.15	$1.11	$1.08	$0.99		$0.89	$1.27	$1.18	$1.16	$1.03	$0.88
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.03	— (f)	0.03	0.03		0.03	0.03	— (f)	0.03	0.03	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.05	0.08	0.03	0.06		0.11	0.16	0.13	0.02	0.11	0.15
Total From Investment Operations	0.08	0.08	0.06	0.09		0.14	0.19	0.13	0.05	0.14	0.18
Less: Dividend Distributions: From Net Investment Income	— (f)	(0.03)	(0.03)	—	(f)	(0.03)	— (f)	(0.03)	(0.03)	— (f)	(0.03)
From Capital Gains	(0.01)	(0.01)	— (f)	—	(f)	(0.01)	(0.01)	(0.01)	— (f)	(0.01)	—	(f)
From Return of Capital	—	—	—	—		—	—	—	—	—	—	(f)
Total Distributions	(0.01)	(0.04)	(0.03)	—		(0.04)	(0.01)	(0.04)	(0.03)	(0.01)	(0.03)
Net Asset Value, End of Period	$1.22	$1.15	$1.11	$1.08		$0.99	$1.45	$1.27	$1.18	$1.16	$1.03
Total Return (%)	7.34	7.44	5.79	9.34		15.94	15.66	10.90	4.19	13.11	21.27
Net Assets, End of Period ($ millions)	98	86	66	52		38	281	225	182	163	125
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.45	0.03	3.40	3.47		4.24	2.09	0.02	2.68	2.73	3.22
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	—	—	—	—		—	—	—	—	—	—
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	—	—	—	—		—	—	—	—	—	—
Portfolio Turnover Rate (%)(a)	10.16	10.14	12.14	20.11		14.24	4.71	8.11	11.21	15.68	15.29

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Not annualized.

(c)  Annualized.

(d)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)  For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)  Amount is less than $0.005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Aggressive Allocation Fund
	Years Ended December 31,
	2013	2012		2011	2010		2009
Net Asset Value, Beginning of Period	$1.38	$1.24		$1.24	$1.06		$0.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.03	—	(f)	0.02	0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.30	0.17		— (f)	0.16		0.20
Total From Investment Operations	0.33	0.17		0.02	0.18		0.22
Less: Dividend Distributions: From Net Investment Income	— (f)	(0.03)		(0.02)	—	(f)	(0.02)
From Capital Gains	(0.02)	—	(f)	—	—		— (f)
From Return of Capital	—	—		—	—		—
Total Distributions	(0.02)	(0.03)		(0.02)	—		(0.02)
Net Asset Value, End of Period	$1.69	$1.38		$1.24	$1.24		$1.06
Total Return (%)	24.19	13.41		2.31	17.02		25.64
Net Assets, End of Period ($ millions)	236	187		158	147		117
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.75	0.01		2.13	2.07		2.44
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	—	—		—	—		—
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	—	—		—	—		—
Portfolio Turnover Rate (%)(a)	4.93	7.82		7.73	12.91		11.70

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Money Market Fund									Mid-Term Bond Fund
	Years Ended December 31,									Years Ended December 31,
	2013		2012		2011		2010	2009		2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$1.20		$1.20		$1.20		$1.21	$1.21		$1.09	$1.06		$1.03	$1.00	$0.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	0.03	0.03		0.03	0.04	0.04
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	—	(f)	—	(f)	—	(f)	(0.01)	—	(f)	(0.04)	—	(f)	0.03	0.02	0.07
Total From Investment Operations	—		—		—		(0.01)	—		(0.01)	0.03		0.06	0.06	0.11
Less: Dividend Distributions: From Net Investment Income	—		—		—		—	—	(f)	(0.03)	—	(f)	(0.03)	(0.03)	(0.04)
From Capital Gains	—		—		—		—	—	(f)	— (f)	—	(f)	—	— (f)	(0.01)
Total Distributions	—		—		—		—	—		(0.03)	—		(0.03)	(0.03)	(0.05)
Net Asset Value, End of Period	$1.20		$1.20		$1.20		$1.20	$1.21		$1.05	$1.09		$1.06	$1.03	$1.00
Total Return (%)	(0.16)		(0.17)		(0.17)		(0.14)	(0.08)		(0.55)	3.33		6.34	6.93	11.22
Net Assets, End of Period ($ millions)	84		90		101		109	119		392	387		338	298	234
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.16)		(0.18)		(0.17)		(0.15)	(0.04)		2.77	2.94		3.02	3.66	4.16
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.27		0.30		0.31		0.32	0.33		0.51	0.55		0.55	0.57	0.58
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.27		0.30		0.31		0.32	0.33		0.51	0.55		0.55	0.57	0.58
Portfolio Turnover Rate (%)(a)	NA		NA		NA		NA	NA		23.94	14.30		23.69	16.70	30.76

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Not annualized.

(c)  Annualized.

(d)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)  For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)  Amount is less than $0.005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Bond Fund
	Years Ended December 31,
	2013	2012		2011	2010	2009
Net Asset Value, Beginning of Period	$1.47	$1.39		$1.34	$1.30	$1.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.05	0.05		0.05	0.05	0.05
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.06)	0.03		0.05	0.04	0.12
Total From Investment Operations	(0.01)	0.08		0.10	0.09	0.17
Less: Dividend Distributions: From Net Investment Income	(0.05)	—	(f)	(0.05)	(0.05)	(0.05)
From Capital Gains	— (f)	—		—	—	—
Total Distributions	(0.05)	—		(0.05)	(0.05)	(0.05)
Net Asset Value, End of Period	$1.41	$1.47		$1.39	$1.34	$1.30
Total Return (%)	(0.91)	5.79		7.30	7.29	14.61
Net Assets, End of Period ($ millions)	804	753		635	597	488
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.35	3.55		3.61	3.81	4.62
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.51	0.55		0.55	0.57	0.58
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.51	0.55		0.55	0.57	0.58
Portfolio Turnover Rate (%)(a)	27.41	28.89		30.24	40.33	46.27

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company — a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and principally offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and its affiliates. As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. At December 31, 2013, there were 24 active Funds (collectively, "the Funds"): Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, International Fund, Composite Fund, Money Market Fund, Mid-Term Bond Fund, Bond Fund; Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund and 2050 Retirement Fund (collectively, "Retirement Funds"); a Conservative Allocation Fund, a Moderate Allocation Fund and an Aggressive Allocation Fund (collectively, "Allocation Funds"). The International Fund and the Retirement Funds (other than the 2050 Retirement Fund) commenced operations on November 5, 2007. The 2050 Retirement Fund commenced operations on October 1, 2012.

Investment Company shares are issued to Mutual of America Life and, on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company's Retirement Funds and Allocation Funds.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with U.S. generally accepted accounting principles ("GAAP"):

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical securities.

•  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of December 31, 2013 management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such securities as of December 31, 2013. Fair value inputs for all debt securities were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds' investments and other financial instruments as of December 31, 2013:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value: (See Summary Portfolios or Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$1,502,255,834	—	—	$1,502,255,834
Short-Term Debt Securities	—	$51,895,629	—	$51,895,629
Temporary Cash Investments	—	$88,000	—	$88,000
	$1,502,255,834	$51,983,629	—	$1,554,239,463
All America Fund
Common Stock-Indexed	$185,278,213	—	—	$185,278,213
Common Stock-Active	$124,967,058	—	—	$124,967,058
Convertible Preferred Stock-Active	$161,256	—	—	$161,256
Short-Term Debt Securities-Indexed	—	$4,799,632	—	$4,799,632
Short-Term Debt Securities-Active	—	$1,599,815	—	$1,599,815
Temporary Cash Investments	—	$853,900	—	$853,900
	$310,406,527	$7,253,347	—	$317,659,874
Small Cap Value Fund
Common Stock	$371,310,826	—	—	$371,310,826
Convertible Preferred Stock	$1,234,069	—	—	$1,234,069
Short-Term Debt Securities	—	$8,699,500	—	$8,699,500
	$372,544,895	$8,699,500	—	$381,244,395
Small Cap Growth Fund
Common Stock	$418,476,938	—	—	$418,476,938
Short-Term Debt Securities	—	$4,549,874	—	$4,549,874
	$418,476,938	$4,549,874	—	$423,026,812
Mid Cap Value Fund
Common Stock	$70,322,830	—	—	$70,322,830
Short-Term Debt Securities	—	$1,899,868	—	$1,899,868
	$70,322,830	$1,899,868	—	$72,222,698
Mid-Cap Equity Index Fund
Common Stock	$870,653,823	—	—	$870,653,823
Short-Term Debt Securities	—	$29,797,304	—	$29,797,304
Temporary Cash Investments	—	$351,000	—	$351,000
	$870,653,823	$30,148,304	—	$900,802,127
International Fund
Common Stock	$172,462,662	—	—	$172,462,662
Short-Term Debt Securities	—	$1,699,998	—	$1,699,998
	$172,462,662	$1,699,998	—	$174,162,660
Composite Fund
Common Stock	$109,340,817	—	—	$109,340,817
U.S. Government Debt	—	$13,365,578	—	$13,365,578
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$22,910,009	—	$22,910,009
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$417,938	—	$417,938
Long-Term Corporate Debt	—	$33,758,373	—	$33,758,373
Short-Term Debt Securities	—	$6,199,272	—	$6,199,272
Temporary Cash Investments	—	$749,000	—	$749,000
	$109,340,817	$77,400,170	—	$186,740,987

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Retirement Income Fund
Common Stock	$39,572,005	—	—	$39,572,005
2010 Retirement Fund
Common Stock	$24,042,756	—	—	$24,042,756
2015 Retirement Fund
Common Stock	$137,926,151	—	—	$137,926,151
2020 Retirement Fund
Common Stock	$251,293,027	—	—	$251,293,027
2025 Retirement Fund
Common Stock	$256,745,742	—	—	$256,745,742
2030 Retirement Fund
Common Stock	$211,760,670	—	—	$211,760,670
2035 Retirement Fund
Common Stock	$172,566,207	—	—	$172,566,207
2040 Retirement Fund
Common Stock	$148,046,348	—	—	$148,046,348
2045 Retirement Fund
Common Stock	$186,139,494	—	—	$186,139,494
2050 Retirement Fund
Common Stock	$20,290,381	—	—	$20,290,381
Conservative Allocation Fund
Common Stock	$97,592,117	—	—	$97,592,117
Moderate Allocation Fund
Common Stock	$281,397,173	—	—	$281,397,173
Aggressive Allocation Fund
Common Stock	$236,424,159	—	—	$236,424,159
Money Market Fund
U.S. Government Debt	—	$14,998,641	—	$14,998,641
U.S. Government Agency Short-Term Debt	—	$11,248,345	—	$11,248,345
Commercial Paper	—	$56,794,994	—	$56,794,994
Temporary Cash Investments	—	$946,100	—	$946,100
	—	$83,988,080	—	$83,988,080
Mid-Term Bond Fund
U.S. Government Debt	—	$141,927,375	—	$141,927,375
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$9,417	—	$9,417
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$38,713,863	—	$38,713,863
Long-Term Corporate Debt	—	$206,731,909	—	$206,731,909
Short-Term Debt Securities	—	$1,799,998	—	$1,799,998
Temporary Cash Investments	—	$45,100	—	$45,100
	—	$389,227,662	—	$389,227,662
Bond Fund
U.S. Government Debt	—	$27,485,163	—	$27,485,163
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$219,975,045	—	$219,975,045
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$25,973,093	—	$25,973,093
Long-Term Corporate Debt	—	$516,439,116	—	$516,439,116
Sovereign Debt	—	$4,051,827	—	$4,051,827
Short-Term Debt Securities	—	$6,869,375	—	$6,869,375
Temporary Cash Investments	—	$453,000	—	$453,000
	—	$801,246,619	—	$801,246,619

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Other Financial Instruments:*
Equity Index Fund	$1,794,803	—	—	$1,794,803
All America Fund	$173,909	—	—	$173,909
Mid-Cap Equity Index Fund	$1,014,860	—	—	$1,014,860

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the year ended December 31, 2013, there were no transfers of securities between Level 1, Level 2, or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser's valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

unrealized appreciation or depreciation by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The "Underlying Face Amount at Value" (appearing in the "Footnotes to the Summary Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2013, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $368,796,434, $259,367,788 and $59,048,830, respectively.

Retirement Funds — Each of the Retirement Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Fund's time horizon.

The Retirement Funds target their investments in the following underlying funds of the Investment Company in accordance with the percentage allocations noted:

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund	Money Market Fund
Retirement Income Fund	20%	5%	—	—	—	30%	40%	5%
2010 Retirement Fund	25%	11%	—	—	3%	25%	31%	5%
2015 Retirement Fund	28%	11%	2%	2%	6%	25%	26%	—
2020 Retirement Fund	33%	11%	3%	3%	9%	25%	16%	—
2025 Retirement Fund	37%	15%	4%	4%	9%	23%	8%	—
2030 Retirement Fund	40%	17%	5%	5%	10%	23%	—	—
2035 Retirement Fund	40%	20%	6%	6%	12%	16%	—	—
2040 Retirement Fund	35%	23%	8%	8%	14%	12%	—	—
2045 Retirement Fund	35%	21%	9%	9%	16%	10%	—	—
2050 Retirement Fund	35%	20%	10%	10%	17%	8%	—	—

Generally, rebalancing of the Retirement Funds' holdings is performed on a quarterly or other periodic basis and the mix of underlying Funds is reviewed annually.

Allocation Funds — The Allocation Funds target their investments in the following underlying Funds of the Investment Company in accordance with the percentage allocations noted:

Conservative Allocation:	Equity Index (25%), Bond (30%),
Mid-Term Bond (45%).
Moderate Allocation:	Equity Index (35%), Bond (30%),
Mid-Term Bond (20%), Mid-Cap Equity Index (15%).
Aggressive Allocation:	Equity Index (45%), Bond (25%),
Mid-Cap Equity Index (20%), Small Cap Value (5%), Small Cap Growth (5%).

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Generally, rebalancing of the Allocation Funds' holdings is performed on a monthly basis.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date and are made at least annually. It is the Investment Company's policy to make distributions of its net investment income and net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the funds' net asset values) are made within the funds' capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2013, management has evaluated the tax positions taken on the Funds' tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds' financial statements. Each Fund's federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2013, the following two Funds had capital loss carry forwards to offset any future net realized capital gains, to the extent provided by Federal income tax regulations, which if unused expire on the dates noted.

Expiring on December 31,	Composite Fund	Bond Fund
2014	$0	$0
2015	0	0
2016	0	0
2017	3,933,335	0
2018	0	0
No Expiration	0	85,944
Total	$3,933,335	$85,944

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

2.  EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
Retirement Funds	.05%
Equity Index, Mid-Cap Equity Index, International Funds	.075%
Money Market Fund	.15%
Bond Fund	.39%
All America, Composite, Mid-Term Bond Funds	.40%
Mid Cap Value Fund	.55%
Small Cap Value, Small Cap Growth Funds	.75%

The Adviser does not assess a fee for investment management to the Allocation Funds. However, shareholders in the Allocation Funds (and the Retirement and International Funds) will indirectly bear their pro-rata share of the investment management fees incurred by the underlying Funds in which they invest.

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the year ended December 31, 2013, were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Cost of investment purchases	$155,084,747	$79,328,690	$153,014,599	$221,260,225	$29,122,917
Proceeds from sales of investments	$49,489,545	$88,716,160	$131,997,259	$178,740,406	$22,571,149
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Cost of investment purchases	$181,188,885	$49,154,391	$36,126,980	$14,964,561	$5,094,939
Proceeds from sales of investments	$98,001,135	$14,207,453	$39,631,171	$8,185,137	$4,410,212
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Cost of investment purchases	$26,742,194	$61,684,756	$64,494,266	$49,986,782	$40,762,646
Proceeds from sales of investments	$14,679,378	$7,300,855	$3,035,069	$2,661,772	$2,392,099
	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund
Cost of investment purchases	$30,611,692	$36,779,275	$16,074,660	$16,661,522	$38,715,823
Proceeds from sales of investments	$1,627,250	$1,397,025	$112,285	$9,375,893	$11,967,732
	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$20,783,189	—	$106,657,580	$297,218,571
Proceeds from sales of investments	$10,441,956	—	$91,848,606	$213,554,671

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

3.  INVESTMENTS (CONTINUED)

The cost of short-term security purchases for the Money Market Fund for the year ended December 31, 2013, was $1,131,218,115; net proceeds from sales for the year were $1,137,253,592.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2013 for each of the funds were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Unrealized Appreciation	$581,147,811	$93,544,506	$106,049,808	$122,973,222	$17,041,900
Unrealized Depreciation	(24,636,853)	(11,112,886)	(10,676,873)	(5,634,518)	(1,893,369)
Net	$556,510,958	$82,431,620	$95,372,935	$117,338,704	$15,148,531
Tax Cost of Investments	$997,728,505	$235,228,254	$285,871,460	$305,688,108	$57,074,167
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Unrealized Appreciation	$279,220,439	$28,727,931	$41,188,455	$2,674,884	$2,928,502
Unrealized Depreciation	(15,609,032)	(1,781,741)	(2,946,763)	(337,226)	(102,719)
Net	$263,611,407	$26,946,190	$38,241,692	$2,337,658	$2,825,783
Tax Cost of Investments	$637,190,720	$147,216,470	$148,499,295	$37,234,347	$21,216,973
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Unrealized Appreciation	$21,728,776	$44,385,968	$52,115,668	$47,832,563	$41,417,913
Unrealized Depreciation	(1,052,762)	(1,724,524)	(1,183,253)	(905,359)	(672,263)
Net	$20,676,014	$42,661,444	$50,932,415	$46,927,204	$40,745,650
Tax Cost of Investments	$117,250,137	$208,631,583	$205,813,327	$164,833,466	$131,820,557
	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund
Unrealized Appreciation	$37,807,810	$48,280,631	$2,243,143	$8,927,031	$59,263,941
Unrealized Depreciation	(430,434)	(507,206)	(10,330)	(393,859)	(7,474,178)
Net	$37,377,376	$47,773,425	$2,232,813	$8,533,172	$51,789,763
Tax Cost of Investments	$110,668,972	$138,366,069	$18,057,568	$89,058,945	$229,607,410
	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$66,762,624	$274	$11,898,260	$23,192,778
Unrealized Depreciation	(4,646,918)	(67)	(4,860,215)	(16,672,514)
Net	$62,115,706	$207	$7,038,045	$6,520,264
Tax Cost of Investments	$174,308,453	$83,987,873	$382,189,617	$794,726,355

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for Federal income tax purposes arise primarily from federal income tax treatment of wash sales, Real Estate Investment Trusts (REITs), and futures contracts.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

3.  INVESTMENTS (CONTINUED)

Investments in affiliated investment companies during the year ended December 31, 2013 were as follows:

Affiliated Investment Company	Value as of December 31, 2012	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2013	Dividends	Realized Gain, Distributions
Retirement Income Fund
Bond Fund	$9,390,938	$4,529,385	$58,638	$(463,297)	$(2,455,541)	$11,060,123	$293,911	$15,720
Equity Index Fund	6,210,784	2,976,524	491,266	1,431,135	(1,637,027)	9,472,682	115,821	47,533
Mid-Cap Equity Index Fund	1,557,655	775,104	103,603	364,849	(409,257)	2,391,954	19,111	52,702
Mid-Term Bond Fund	12,522,103	5,980,255	(10,816)	(423,603)	(3,273,868)	14,794,071	327,347	26,567
Money Market Fund	1,561,895	703,293	(1,699)	(870)	(409,444)	1,853,175	—	—
Total	$31,243,375	$14,964,561	$640,992	$908,214	$(8,185,137)	$39,572,005	$756,190	$142,522
2010 Retirement Fund
Bond Fund	$5,376,761	$1,293,552	$60,412	$(282,473)	$(1,102,553)	$5,345,699	$166,645	$8,913
Equity Index Fund	5,332,836	1,256,764	367,029	1,190,607	(1,102,553)	7,044,683	98,530	40,240
International Fund	648,422	148,641	20,857	100,953	(132,441)	786,432	14,482	—
Mid-Cap Equity Index Fund	2,354,044	599,448	130,266	540,216	(485,258)	3,138,716	28,626	78,905
Mid-Term Bond Fund	6,667,585	1,572,935	46,021	(266,909)	(1,366,896)	6,652,736	172,614	14,009
Money Market Fund	1,073,075	223,599	(1,194)	(479)	(220,511)	1,074,490	—	—
Total	$21,452,723	$5,094,939	$623,391	$1,281,915	$(4,410,212)	$24,042,756	$480,897	$142,067
2015 Retirement Fund
Bond Fund	$28,155,705	$6,731,288	$400,954	$(1,621,162)	$(3,670,229)	$29,996,556	$902,954	$48,295
Equity Index Fund	31,278,771	7,314,483	1,724,479	7,724,817	(4,110,634)	43,931,916	597,059	243,781
International Fund	6,791,255	1,543,939	109,034	1,210,004	(881,001)	8,773,231	156,730	—
Mid-Cap Equity Index Fund	12,327,737	3,124,647	707,224	2,904,419	(1,614,816)	17,449,211	154,789	426,641
Mid-Term Bond Fund	29,283,695	6,859,283	173,569	(1,192,353)	(3,815,492)	31,308,702	784,383	63,660
Small Cap Growth Fund	2,245,115	665,104	153,439	593,132	(293,603)	3,363,187	—	202,701
Small Cap Value Fund	2,255,427	503,450	148,150	489,924	(293,603)	3,103,348	41,047	—
Total	$112,337,705	$26,742,194	$3,416,849	$10,108,781	$(14,679,378)	$137,926,151	$2,636,962	$985,078

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

3.  INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2012	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2013	Dividends	Realized Gain, Distributions
2020 Retirement Fund
Bond Fund	$42,376,635	$15,481,342	$203,565	$(2,085,063)	$(1,825,214)	$54,151,265	$1,385,664	$74,113
Equity Index Fund	55,484,727	20,031,763	1,197,102	16,960,604	(2,409,282)	91,264,914	1,079,130	444,168
International Fund	15,331,840	5,408,257	171,271	3,107,453	(657,077)	23,361,744	360,493	—
Mid-Cap Equity Index Fund	18,554,614	7,061,193	421,223	5,462,145	(803,094)	30,696,081	237,251	654,453
Mid-Term Bond Fund	27,122,676	9,774,112	95,210	(1,062,363)	(1,168,136)	34,761,499	740,721	60,116
Small Cap Growth Fund	5,068,830	2,149,015	85,532	1,755,438	(219,026)	8,839,789	—	466,163
Small Cap Value Fund	5,091,972	1,779,074	84,725	1,480,990	(219,026)	8,217,735	96,222	—
Total	$169,031,294	$61,684,756	$2,258,628	$25,619,204	$(7,300,855)	$251,293,027	$3,899,481	$1,699,013
2025 Retirement Fund
Bond Fund	$37,333,980	$14,846,174	$76,322	$(1,713,355)	$(696,949)	$49,846,172	$1,213,389	$64,899
Equity Index Fund	59,569,121	23,454,409	520,010	19,478,474	(1,122,976)	101,899,038	1,152,016	475,793
International Fund	14,681,449	5,652,376	29,912	3,220,888	(273,156)	23,311,469	343,204	—
Mid-Cap Equity Index Fund	24,227,679	10,006,677	234,019	7,654,212	(455,260)	41,667,327	308,041	850,015
Mid-Term Bond Fund	12,986,531	5,100,395	19,268	(476,412)	(241,690)	17,388,092	352,520	28,610
Small Cap Growth Fund	6,471,546	2,951,459	56,640	2,363,254	(122,519)	11,720,380	—	591,827
Small Cap Value Fund	6,501,164	2,482,776	49,476	2,002,367	(122,519)	10,913,264	123,144	—
Total	$161,771,470	$64,494,266	$985,647	$32,529,428	$(3,035,069)	$256,745,742	$3,492,314	$2,011,144
2030 Retirement Fund
Bond Fund	$30,765,535	$11,484,615	$73,614	$(1,425,016)	$(611,356)	$40,287,392	$1,011,547	$54,103
Equity Index Fund	53,072,850	19,585,805	395,994	17,299,205	(1,064,709)	89,289,145	1,037,790	428,077
International Fund	13,442,443	4,847,739	37,747	2,904,203	(266,177)	20,965,955	317,755	—
Mid-Cap Equity Index Fund	22,628,558	8,794,346	232,560	7,077,738	(452,501)	38,280,701	290,862	802,510
Small Cap Growth Fund	6,666,980	2,881,409	66,562	2,400,914	(133,515)	11,882,350	—	616,417
Small Cap Value Fund	6,696,970	2,392,868	61,054	2,037,749	(133,514)	11,055,127	127,876	—
Total	$133,273,336	$49,986,782	$867,531	$30,294,793	$(2,661,772)	$211,760,670	$2,785,830	$1,901,107

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

3.  INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2012	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2013	Dividends	Realized Gain, Distributions
2035 Retirement Fund
Bond Fund	$17,134,450	$6,504,610	$39,878	$(797,248)	$(381,896)	$22,499,794	$557,456	$29,816
Equity Index Fund	42,494,213	15,955,332	232,726	13,922,883	(956,840)	71,648,314	822,574	339,415
International Fund	12,915,438	4,740,220	7,760	2,814,164	(287,052)	20,190,530	302,216	—
Mid-Cap Equity Index Fund	21,315,316	8,416,410	248,941	6,637,228	(478,419)	36,139,476	271,267	748,470
Small Cap Growth Fund	6,405,505	2,805,345	83,904	2,291,461	(143,946)	11,442,269	—	586,343
Small Cap Value Fund	6,434,366	2,340,729	71,972	1,942,703	(143,946)	10,645,824	121,728	—
Total	$106,699,288	$40,762,646	$685,181	$26,811,191	$(2,392,099)	$172,566,207	$2,075,241	$1,704,044
2040 Retirement Fund
Bond Fund	$11,316,981	$3,646,444	$21,524	$(517,217)	$(194,861)	$14,272,871	$366,364	$19,595
Equity Index Fund	32,743,147	10,400,692	183,003	10,569,470	(569,538)	53,326,774	630,783	260,161
International Fund	13,269,170	4,112,887	17,162	2,839,124	(227,815)	20,010,528	308,988	—
Mid-Cap Equity Index Fund	21,586,232	7,277,072	225,133	6,651,795	(374,676)	35,365,556	273,423	754,386
Small Cap Growth Fund	7,521,085	2,858,841	37,957	2,711,526	(130,180)	12,999,229	—	685,185
Small Cap Value Fund	7,555,018	2,315,756	55,177	2,275,619	(130,180)	12,071,390	142,100	—
Total	$93,991,633	$30,611,692	$539,956	$24,530,317	$(1,627,250)	$148,046,348	$1,721,658	$1,719,327
2045 Retirement Fund
Bond Fund	$11,870,014	$3,650,320	$15,038	$(536,633)	$(139,703)	$14,859,036	$385,973	$20,644
Equity Index Fund	41,209,968	12,479,351	206,875	13,417,505	(488,959)	66,824,740	797,323	329,068
International Fund	19,086,627	5,636,314	14,030	4,127,302	(222,695)	28,641,578	446,390	—
Mid-Cap Equity Index Fund	24,805,549	7,997,947	79,871	7,874,873	(292,546)	40,465,694	315,536	870,635
Small Cap Growth Fund	10,649,075	3,893,638	70,541	3,850,146	(126,561)	18,336,839	—	974,306
Small Cap Value Fund	10,697,242	3,121,705	67,736	3,251,485	(126,561)	17,011,607	202,372	—
Total	$118,318,475	$36,779,275	$454,091	$31,984,678	$(1,397,025)	$186,139,494	$2,147,594	$2,194,653

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

3.  INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2012	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2013	Dividends	Realized Gain, Distributions
2050 Retirement Fund
Bond Fund	$169,695	$1,285,054	$(340)	$(10,107)	$(8,983)	$1,435,319	$7,696	$412
Equity Index Fund	737,707	5,616,329	5,589	868,564	(39,301)	7,188,888	19,799	9,893
International Fund	362,519	2,725,231	2,782	332,269	(19,088)	3,403,713	11,721	—
Mid-Cap Equity Index Fund	422,790	3,220,589	3,904	474,632	(22,457)	4,099,458	7,393	20,831
Small Cap Growth Fund	211,877	1,622,962	1,275	293,336	(11,228)	2,118,222	—	26,779
Small Cap Value Fund	212,603	1,604,495	1,624	237,287	(11,228)	2,044,781	8,312	—
Total	$2,117,191	$16,074,660	$14,834	$2,195,981	$(112,285)	$20,290,381	$54,921	$57,915
Conservative Allocation Fund
Bond Fund	$26,151,266	$5,105,865	$383,073	$(1,513,335)	$(2,812,768)	$27,314,101	$830,587	$44,425
Equity Index Fund	21,212,889	4,090,898	823,771	5,603,133	(2,343,973)	29,386,718	401,185	164,001
Mid-Term Bond Fund	38,995,751	7,464,759	378,295	(1,728,355)	(4,219,152)	40,891,298	1,034,520	83,961
Total	$86,359,906	$16,661,522	$1,585,139	$2,361,443	$(9,375,893)	$97,592,117	$2,266,292	$292,387
Moderate Allocation Fund
Bond Fund	$68,264,826	$11,726,671	$288,728	$(3,232,285)	$(3,590,320)	$73,457,620	$2,192,497	$117,267
Equity Index Fund	77,472,372	13,074,000	862,118	22,895,678	(4,188,706)	110,115,462	1,481,387	606,222
Mid-Cap Equity Index Fund	34,233,059	6,325,144	913,946	9,279,537	(1,795,160)	48,956,526	430,328	1,186,363
Mid-Term Bond Fund	45,234,933	7,590,008	172,126	(1,735,956)	(2,393,546)	48,867,565	1,213,578	98,493
Total	$225,205,190	$38,715,823	$2,236,918	$27,206,974	$(11,967,732)	$281,397,173	$5,317,790	$2,008,345
Aggressive Allocation Fund
Bond Fund	$47,493,987	$5,149,058	$248,141	$(2,270,734)	$(2,610,489)	$48,009,963	$1,503,033	$80,390
Equity Index Fund	83,091,393	8,623,371	642,555	24,023,383	(4,698,880)	111,681,822	1,565,855	639,377
Mid-Cap Equity Index Fund	38,091,527	4,626,273	263,070	10,740,347	(2,088,391)	51,632,826	472,211	1,301,554
Small Cap Growth Fund	8,855,963	1,502,699	95,992	2,805,983	(522,098)	12,738,539	—	789,572
Small Cap Value Fund	9,384,286	881,788	85,114	2,531,919	(522,098)	12,361,009	168,662	—
Total	$186,917,156	$20,783,189	$1,334,872	$37,830,898	$(10,441,956)	$236,424,159	$3,709,761	$2,810,893

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

4.  CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. On February 28, 2013, the Board of Directors of the Investment Company increased the number of authorized shares from six billion to seven billion. Also, on February 28, 2013 and April 23, 2013, the Board of Directors changed the number of authorized shares for the Funds as indicated by the following table. As a result of these actions, there remained 575,000,000 unallocated shares as of December 31, 2013.

	Authorized No. of Shares
	Previous Allocation	Allocation Increase/(Decrease)	Total Shares Allocated
Equity Index Fund	500,000,000	200,000,000	700,000,000
All America Fund	225,000,000	(25,000,000)	200,000,000
Small Cap Value Fund	350,000,000	(25,000,000)	325,000,000
Small Cap Growth Fund	350,000,000	(25,000,000)	325,000,000
Mid Cap Value Fund	100,000,000	—	100,000,000
Mid-Cap Equity Index Fund	450,000,000	100,000,000	550,000,000
International Fund	200,000,000	100,000,000	300,000,000
Composite Fund	200,000,000	(50,000,000)	150,000,000
Retirement Income Fund	50,000,000	—	50,000,000
2010 Retirement Fund	50,000,000	—	50,000,000
2015 Retirement Fund	150,000,000	50,000,000	200,000,000
2020 Retirement Fund	225,000,000	100,000,000	325,000,000
2025 Retirement Fund	175,000,000	100,000,000	275,000,000
2030 Retirement Fund	150,000,000	100,000,000	250,000,000
2035 Retirement Fund	150,000,000	75,000,000	225,000,000
2040 Retirement Fund	150,000,000	50,000,000	200,000,000
2045 Retirement Fund	150,000,000	75,000,000	225,000,000
2050 Retirement Fund	100,000,000	—	100,000,000
Conservative Allocation Fund	100,000,000	—	100,000,000
Moderate Allocation Fund	200,000,000	50,000,000	250,000,000
Aggressive Allocation Fund	200,000,000	—	200,000,000
Money Market Fund	175,000,000	(50,000,000)	125,000,000
Mid-Term Bond Fund	350,000,000	100,000,000	450,000,000
Bond Fund	600,000,000	150,000,000	750,000,000
Sub-Total	5,350,000,000	1,075,000,000	6,425,000,000
Shares to be allocated at the discretion of the Board of Directors	650,000,000	(75,000,000)	575,000,000
Total	6,000,000,000	1,000,000,000	7,000,000,000

See footnote 6, "Subsequent Events," for information regarding an addition to the number of authorized shares and changes to the allocation of authorized shares that took place on February 25, 2014.

5.  DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

Distributions — On February 15, 2013, required distributions of net investment income and, as applicable, net realized gains relating to 2012 were declared and paid for the funds (other than the Money Market Fund).

On September 13, 2013 and September 16, 2013, required distributions of net investment income and, as applicable, net realized gains relating to 2012 were declared and paid for all applicable funds in accordance with Internal Revenue Section 855(a).

The Funds of Mutual of America Investment Corporation intend to declare and pay their respective tax year 2013 investment company taxable income and capital gains in 2014 in accordance with Internal Revenue Section 855(a).

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2013 and 2012 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2013 and 2012 was as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Ordinary Income (a)
2013	$21,417,456	$4,003,917	$5,227,376	$102,671	$653,251
2012	$82,879	$0	$0	$0	$0
Long-Term Capital Gains
2013	$8,138,566	$3,065,838	$0	$24,068,829	$1,089,797
2012	$0	$0	$0	$2,029,204	$0
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Fund	2010 Retirement Fund
Ordinary Income (a)
2013	$9,796,628	$2,689,340	$3,658,911	$627	$505
2012	$0	$21,604	$26,332	$598,298	$501,103
Long-Term Capital Gains
2013	$19,498,971	$0	$0	$546,754	$1,051,449
2012	$21,609,254	$73,236	$0	$555,974	$711,769
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Ordinary Income (a)
2013	$12,035	$28,565	$36,299	$36,402	$33,799
2012	$2,132,730	$2,712,014	$2,312,037	$1,804,778	$1,281,243
Long-Term Capital Gains
2013	$4,958,097	$4,197,604	$4,026,971	$2,917,571	$2,217,204
2012	$705,161	$463,425	$386,258	$338,408	$310,979
	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund
Ordinary Income (a)
2013	$37,437	$53,020	$4,839	$36,913	$60,531
2012	$1,115,985	$1,327,885	$0	$1,854,503	$4,454,203
Long-Term Capital Gains
2013	$1,744,523	$1,990,117	$3,009	$1,124,868	$2,672,171
2012	$321,679	$317,477	$0	$770,637	$1,816,656
	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Ordinary Income (a)
2013	$62,703	$0	$10,246,278	$23,755,259
2012	$3,143,042	$0	$269,325	$187,178
Long-Term Capital Gains
2013	$2,312,366	$0	$821,302	$1,270,568
2012	$511,903	$0	$715,725	$0

Notes:

(a)  Includes distributions from Fund-level net short-term capital gains.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

Undistributed net income and gains (losses) — As of December 31, 2013, undistributed net income and undistributed accumulated gain (loss) for Federal income tax purposes were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$30,246,373	$6,607,040	$5,743,286	$3,248,849	$1,386,522
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$14,550,041	$20,930,888	$36,096,798	$28,312,777	$4,630,437
Net unrealized appreciation (depreciation) of investments and futures contracts	$556,510,958	$82,431,620	$95,372,935	$117,338,704	$15,148,531
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$15,343,352	$3,900,803	$3,642,450	$746,239	$478,710
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$34,820,108	$825,732	$(3,933,335)	$853,955	$653,628
Net unrealized appreciation (depreciation) of investments and futures contracts	$263,611,407	$26,946,190	$38,241,692	$2,337,658	$2,825,783
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$2,616,090	$3,853,531	$3,459,110	$2,762,712	$2,061,376
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$3,478,425	$3,571,569	$2,819,455	$2,549,750	$2,255,109
Net unrealized appreciation (depreciation) of investments and futures contracts	$20,676,014	$42,661,444	$50,932,415	$46,927,204	$40,745,650
	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund
Accumulated undistributed net investment income	$1,709,321	$2,118,365	$55,752	$2,273,586	$5,452,659
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$2,115,297	$2,510,179	$60,082	$1,664,925	$3,993,394
Net unrealized appreciation (depreciation) of investments and futures contracts	$37,377,376	$47,773,425	$2,232,813	$8,533,172	$51,789,763
	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$3,819,966	$0	$10,843,710	$26,340,172
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$3,901,158	$0	$1,988,761	$(85,944)
Net unrealized appreciation (depreciation) of investments and futures contracts	$62,115,706	$207	$7,038,045	$6,520,264

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities are primarily due to wash sales, REITs, and the Federal income tax treatment of futures contracts.

Reclassifications — The Funds make adjustments to the components of net assets for book to tax differences that are considered permanent in nature. For the year ended December 31, 2013, the Funds reclassified amounts primarily relating to differences in the book to tax treatment of partnership investments, REITs, net operating losses and the character of distributions. Each Fund's net assets are not affected by these reclassifications.

During the year ended December 31, 2013, each Fund reclassified the following book to tax differences [increases (decreases)]:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$(163,994)	$230,316	$1,617,604	$382,524	$(78,260)
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$163,994	$(230,316)	$(1,617,604)	$(693,467)	$78,260
Paid in capital	$0	$0	$0	$310,943	$0
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$(619,925)	$0	$217	$7,277	$9,266
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$619,925	$0	$(217)	$(7,277)	$(9,266)
Paid in capital	$0	$0	$0	$0	$0
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$51,116	$80,849	$99,950	$93,174	$84,298
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$(51,116)	$(80,849)	$(99,950)	$(93,174)	$(84,298)
Paid in capital	$0	$0	$0	$0	$0
	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund
Accumulated undistributed net investment income	$81,422	$95,203	$2,249	$8,136	$138,015
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$(81,422)	$(95,203)	$(2,249)	$(8,136)	$(138,015)
Paid in capital	$0	$0	$0	$0	$0
	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$149,145	$137,712	$0	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$(149,145)	$(852)	$0	$0
Paid in capital	$0	$(136,860)	$0	$0

These reclassifications were made as a result of the differences arising from the disallowance of net operating losses, reclassifications related to partnership investments, distributions from REITs, reclassifications resulting from corporate actions and other cumulative adjustments for Federal income tax purposes versus financial reporting purposes.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

6.  SUBSEQUENT EVENTS

On February 25, 2014, the Board of Directors of the Investment Company increased the number of authorized shares from seven billion to seven and a half billion. Also on that date, the Board of Directors changed the number of authorized shares of the following Funds. As a result of these actions, there remained 630,000,000 unallocated shares on that date.

Fund	Previous Allocation	Allocation Increase (Decrease)	Total Shares Allocated
Mid-Cap Equity Index Fund	550,000,000	50,000,000	600,000,000
Mid-Term Bond Fund	450,000,000	50,000,000	500,000,000
Conservative Allocation Fund	100,000,000	25,000,000	125,000,000
Small Cap Growth Fund	325,000,000	70,000,000	395,000,000
International Fund	300,000,000	40,000,000	340,000,000
2020 Retirement Fund	325,000,000	25,000,000	350,000,000
2025 Retirement Fund	275,000,000	100,000,000	375,000,000
2030 Retirement Fund	250,000,000	40,000,000	290,000,000
2035 Retirement Fund	225,000,000	20,000,000	245,000,000
2045 Retirement Fund	225,000,000	25,000,000	250,000,000

Management, on behalf of the Investment Company, has evaluated the need for disclosures and/or adjustments to the financial statements resulting from subsequent events. As a result of this evaluation, except as noted above, no additional subsequent events require disclosure and/or adjustment to the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Directors
of Mutual of America Investment Corporation:

We have audited the accompanying statement of assets and liabilities of Mutual of America Investment Corporation, comprising the Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, International Fund, Composite Fund, Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund, 2050 Retirement Fund, Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund, Money Market Fund, Mid-Term Bond Fund and Bond Fund (collectively, the "Funds"), including the portfolios of investments in securities for the Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund, Money Market Fund, International Fund, Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund and 2050 Retirement Fund, and the summary portfolios of investments in securities for each of the remaining Funds as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Mutual of America Investment Corporation as of December 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 26, 2014

MUTUAL OF AMERICA INVESTMENT CORPORATION
ADDITIONAL INFORMATION

Directors and Officers — Unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Investment Corporation, 320 Park Avenue, New York, New York 10022. The Investment Company does not hold regular annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other investment companies advised by or affiliated with the Adviser or Mutual of America with the exception of serving on the Board of Directors of Mutual of America Institutional Funds, Inc., an affiliated registered management investment company, which also receives investment advice from the Adviser. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. Mr. Greed serves as director of one other investment company advised by or affiliated with the Adviser, Mutual of America Institutional Funds, Inc.

The Investment Company's Statement of Additional Information ("SAI"), filed with the Securities and Exchange Commission, contains additional information about the Investment Company's Directors and Officers. A copy of the latest SAI can be obtained, without charge, by writing to Mutual of America Investment Corporation at 320 Park Avenue, New York, NY 10022-6839 or by calling 1-800-468-3785 or through the following websites: http://www.mutualofamerica.com or http://www.sec.gov.

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Carolyn N. Dolan, age 66	Since April 2011	Founding Principal and Portfolio Manager, Samson Capital Advisors LLC	Trustee, Fordham University; Mutual of America Institutional Funds, Inc.
Kevin M. Kearney, age 61	Since May 2008	Partner, Wingate, Kearney & Cullen	Director, Concern Worldwide, USA; Trustee, College of Mount Saint Vincent; Mutual of America Institutional Funds, Inc.
LaSalle D. Leffall, III, age 50	Since April 2011	President and Founder, LDL Financial, LLC	Director, Federal Home Loan Bank of Atlanta; Mutual of America Institutional Funds, Inc.
John W. Sibal, age 61	Since April 2011	President & Chief Executive Officer, Eustis Commercial Mortgage Corporation	Director, Eustis Commercial Mortgage Corporation; Chairman, New Orleans Recreation Development Foundation; Mutual of America Institutional Funds, Inc.
Margaret M. Smyth, age 50	Since February 2007

Vice President of Finance, Con Edison; prior thereto Vice President, Chief Financial Officer, Hamilton Sundstrand, a United Technologies Company; prior thereto Vice President, Controller, United Technologies Corporation; prior thereto Vice President and Chief Accounting Officer, 3M Company

Director, Martha Stewart Living Omnimedia, Inc.; Director, Vonage Holdings; Director, Concern Worldwide, USA; President's Council and Trustee Fellow, Fordham University; Member, Aspen Institute Global Leadership Network; Member, Women Corporate Directors; Mutual of America Institutional Funds, Inc.

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Patrick J. Waide, Jr., age 76	Since December 2003	Certified Public Accountant	Trustee, John Simon Guggenheim Memorial Foundation; Emeritus Director, National Catholic Reporter; Mutual of America Institutional Funds, Inc.
William E. Whiston, age 59	Since February 2011

Chief Financial Officer, the Archdiocese of New York; Adjunct Professor in Finance, Fordham University Graduate School of Business; prior thereto Executive Vice President and member, United States Management Board at Allied Irish Bank

Director, Hudson Valley Bank; Trustee and Treasurer, Trustees of St. Patrick's Cathedral in New York City; Trustee, St. Joseph's Seminary; Mutual of America Institutional Funds, Inc.

Interested Director

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
John R. Greed, Chairman, President and Chief Executive Officer, age 53	Director since September 2003; Chairman of the Board since July 2010

Senior Executive Vice President and Chief Financial Officer, Mutual of America Life Insurance Company and Mutual of America Holding Company, Inc. since December 2007; Chairman of the Board, President and Chief Executive Officer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.; prior thereto Senior Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Institutional Funds, Inc. and Mutual of America Capital Management Corporation

Mutual of America Life Insurance Company, Mutual of America Holding Company, Inc., Mutual of America Foundation; Greater NYC Council of the Boy Scouts of America; Mutual of America Institutional Funds, Inc.

Mr. Greed is an "interested person" as an officer of the Adviser and of affiliates of the Adviser.

Officers

Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer
James J. Roth, Senior Executive Vice President and General Counsel, age 64	Since April 2009

Senior Executive Vice President and General Counsel, Mutual of America Life Insurance Company since March 2013; prior thereto Executive Vice President and General Counsel, Mutual of America Life Insurance Company since April 2009; Senior Executive Vice President and General Counsel, Mutual of America Capital Management Corporation, Mutual of America Securities Corporation, Mutual of America Investment Corporation, and Mutual of America Institutional Funds, Inc.; Chairman, President and Chief Executive Officer, Mutual of America Holding Company, Inc.

Mutual of America Holding Company, Inc.; Mutual of America Foundation; Respect for Law Alliance
George L. Medlin, Executive Vice President, Chief Financial Officer and Treasurer, age 61	Since July 2010

Executive Vice President and Treasurer, Mutual of America Life Insurance Company; prior thereto, Executive Vice President, Internal Audit, Mutual of America Life Insurance Company; Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.

Director, Mutual of America Holding Co; Director and Board Treasurer, Nassau County Coalition Against Domestic Violence
Scott H. Rothstein, Executive Vice President, Deputy General Counsel and Secretary, age 48	Since April 2013

Executive Vice President and Deputy General Counsel, Mutual of America Life Insurance Company, since January 2009; Executive Vice President, Deputy General Counsel and Secretary, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc., since April 2013

None

Officers

Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer
Kathryn Lu, Executive Vice President and Chief Compliance Officer, age 53	Since July 2008

Executive Vice President and Chief Compliance Officer, Mutual of America Life Insurance Company, prior thereto Senior Vice President and Chief Compliance Officer, Mutual of America Life Insurance; Executive Vice President and Chief Compliance Officer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.

None
John Corrigan, Executive Vice President and Internal Auditor, age 54	Since February 2008

Executive Vice President and Internal Auditor, Mutual of America Life Insurance Company, prior thereto Senior Vice President and Internal Auditor, Mutual of America; Executive Vice President and Internal Auditor, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.

None
Chris W. Festog, Senior Vice President and Deputy Treasurer, age 52	Since April 2013	Senior Vice President and Deputy Treasurer, Mutual of America Life Insurance Company	None
Christopher M. Miseo, Senior Vice President and Chief Accounting Officer, age 57	Since March 2013	Senior Vice President and Director of Accounting and Financial Reporting, Mutual of America Life Insurance Company	None

Quarterly Portfolio Schedules

Included in this Annual Report are summary schedules of Mutual of America Investment Corporation's ("Investment Company") Fund portfolio holdings as of December 31, 2013. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn Lu
Chief Compliance Officer
Mutual of America Investment Corporation
320 Park Avenue
New York, NY 10022-6839

Supplemental Dividend Information — Unaudited

Dividends from the International, Mid-Term Bond and Bond Funds do not qualify for the corporate dividends received deduction. The Money Market Fund did not distribute any dividends during 2013. The following are the percentages of the ordinary dividends distributed in 2013 by the other Investment Corporation Funds that qualify for the corporate dividends received deduction:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid-Cap Equity Index Fund
Ordinary dividend qualifying percentage	100%	100%	100%	0%	81.36%
	Mid Cap Value Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund
Ordinary dividend qualifying percentage	100%	51.28%	18.44%	27.08%	30.77%
	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund
Ordinary dividend qualifying percentage	37.11%	46.19%	53.06%	59.16%	61.05%
	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Ordinary dividend qualifying percentage	61.72%	56.58%	5.63%	14.73%	52.10%

Important tax information: The following amounts of 2013 Investment Corporation Fund long-term capital gains (if any) have been designated as capital gains dividends.

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid-Cap Equity Index Fund
Dividends qualifying for reduced long-term capital gains tax rate	$8,138,566	$3,065,838	$0	$24,068,829	$19,498,971
	Mid Cap Value Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Dividends qualifying for reduced long-term capital gains tax rate	$1,089,797	$0	$0	$546,754	$1,051,449
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Dividends qualifying for reduced long-term capital gains tax rate	$4,958,097	$4,197,604	$4,026,971	$2,917,571	$2,217,204
	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund
Dividends qualifying for reduced long-term capital gains tax rate	$1,744,523	$1,990,117	$3,009	$1,124,868	$2,672,171
	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Dividends qualifying for reduced long-term capital gains tax rate	$2,312,366	$0	$821,302	$1,270,568

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MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839

www.mutualofamerica.com

320 PARK AVENUE

NEW YORK NY 10022-6839

ADDRESS SERVICE REQUESTED

You can receive these and other important documents electronically. Sign up for eDocuments and we'll waive the monthly participant charge.

Find out more at mutualofamerica.com
or call 1-800-468-3785.

ITEM 2.               CODE OF ETHICS.

Mutual of America Investment Corporation has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940.  The Code consists of two sections.  The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1.  Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002.  It applies specifically to the Corporation’s principal executive and financial officers.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply.  Section A applies to all individuals while Section B applies to the individuals designated in Section B.  Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

There have been no amendments to Section A or B during the period covered by this report.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.               AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)          Mutual of America Investment Corporation’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a) (2)          The audit committee financial expert is Patrick J. Waide, Jr.  He was Senior Vice-President, Administration at Sullivan & Company until March 1998; Director of the Drucker Foundation from 1996-1999 and President, Drucker Foundation in 1999.  Mr. Waide is considered an independent director.

(a) (3)          Not applicable.

ITEM 4.               PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Aggregate Audit Fees:

2013: $427,597

2012: $444,357

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.               AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) Schedule I – Portfolios of Investments in Securities follows:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.1%)
Amazon.com, Inc.*	33,194	13,237,435
AutoNation, Inc.*	5,924	294,364
AutoZone, Inc.*	3,096	1,479,702
Bed Bath & Beyond, Inc.*	19,742	1,585,283
Best Buy Co., Inc.	25,969	1,035,644
BorgWarner, Inc.	21,343	1,193,287
Cablevision Systems Corp. Cl A	18,941	339,612
CarMax, Inc.*	22,273	1,047,276
Carnival Corp.	38,546	1,548,393
CBS Corp. Cl B	50,113	3,194,203
Chipotle Mexican Grill, Inc.*	2,780	1,481,128
Coach, Inc.	25,611	1,437,545
Comcast Corp. Cl A	232,235	12,068,092
D.R. Horton, Inc.	24,419	545,032
Darden Restaurants, Inc.	12,530	681,256
Delphi Automotive PLC	26,431	1,589,296
DIRECTV*	44,330	3,062,760
Discovery Communications, Inc. Cl A*	19,952	1,804,060
Disney (Walt) Co.	146,659	11,204,748
Dollar General Corp.*	26,926	1,624,176
Dollar Tree, Inc.*	19,496	1,099,964
Expedia, Inc.	9,407	655,292
Family Dollar Stores, Inc.	8,924	579,792
Ford Motor Co.	399,114	6,158,329
Fossil Group, Inc.*	4,678	561,079
GameStop Corp. Cl A	10,744	529,249
Gannett Co., Inc.	20,202	597,575
Gap, Inc.	24,200	945,736
Garmin Ltd.	11,622	537,169
General Motors Co.*	107,718	4,402,435
Genuine Parts Co.	14,097	1,172,729
Goodyear Tire & Rubber Co.	22,902	546,213
Graham Hldgs. Co. Cl B	397	263,338
H&R Block, Inc.	24,942	724,316
Harley-Davidson, Inc.	20,487	1,418,520
Harman Int’l. Industries, Inc.	6,269	513,118
Hasbro, Inc.	10,508	578,045
Home Depot, Inc.	128,024	10,541,496
International Game Technology	22,382	406,457
Interpublic Group of Cos., Inc.	37,569	664,971
Johnson Controls, Inc.	64,856	3,327,113
Kohl’s Corp.	18,510	1,050,443
L Brands, Inc.	22,499	1,391,563
Leggett & Platt, Inc.	12,577	389,132
Lennar Corp. Cl A	14,533	574,925
Lowe’s Cos., Inc.	93,904	4,652,943
Macy’s, Inc.	33,691	1,799,099
Marriott International, Inc. Cl A	20,318	1,002,714
Mattel, Inc.	30,922	1,471,269
McDonald’s Corp.	90,828	8,813,041
Michael Kors Hldgs. Ltd.*	16,473	1,337,443
Mohawk Industries, Inc.*	5,519	821,779
Netflix, Inc.*	5,483	2,018,676
Newell Rubbermaid, Inc.	26,099	845,869
News Corp. Cl A*	45,353	817,261
NIKE, Inc. Cl B	69,170	5,439,529

Nordstrom, Inc.	12,972	801,670
O’Reilly Automotive, Inc.*	9,871	1,270,496
Omnicom Group, Inc.	23,232	1,727,764
PetSmart, Inc.	9,479	689,597
Priceline.com, Inc.*	4,651	5,406,322
Pulte Homes, Inc.	30,781	627,009
PVH Corp.	7,583	1,031,440
Ralph Lauren Corp.	5,505	972,018
Ross Stores, Inc.	19,601	1,468,703
Scripps Networks Interactive, Inc. Cl A	9,857	851,743
Staples, Inc.	59,285	942,039
Starbucks Corp.	68,485	5,368,539
Starwood Hotels & Resorts	17,115	1,359,787
Target Corp.	57,904	3,663,586
Tiffany & Co.	10,166	943,201
Time Warner Cable, Inc.	26,201	3,550,236
Time Warner, Inc.	80,427	5,607,370
TJX Cos., Inc.	64,844	4,132,508
TripAdvisor, Inc.*	10,038	831,448
Twenty-First Century Fox, Inc. Cl A	173,883	6,117,204
Urban Outfitters, Inc.*	9,931	368,440
V.F. Corp.	32,000	1,994,880
Viacom, Inc. Cl B	36,426	3,181,447
Whirlpool Corp.	7,097	1,113,235
Wyndham Worldwide Corp.	11,756	866,300
Wynn Resorts Ltd.	7,453	1,447,447
Yum! Brands, Inc.	40,406	3,055,098
		188,491,441
CONSUMER STAPLES (9.4%)
Altria Group, Inc.	181,311	6,960,529
Archer-Daniels-Midland Co.	57,849	2,510,647
Avon Products, Inc.	39,409	678,623
Beam, Inc.	14,928	1,016,000
Brown-Forman Corp. Cl B	14,699	1,110,803
Campbell Soup Co.	16,633	719,876
Clorox Co.	11,945	1,108,018
Coca-Cola Co.	343,706	14,198,495
Coca-Cola Enterprises, Inc.	21,671	956,341
Colgate-Palmolive Co.	80,181	5,228,603
ConAgra Foods, Inc.	36,566	1,232,274
Constellation Brands, Inc. Cl A*	15,555	1,094,761
Costco Wholesale Corp.	40,217	4,786,225
CVS Caremark Corp.	104,726	7,495,240
Dr. Pepper Snapple Group, Inc.	18,256	889,432
Estee Lauder Cos., Inc. Cl A	23,184	1,746,219
General Mills, Inc.	59,036	2,946,487
Hershey Co.	13,560	1,318,439
Hormel Foods Corp.	12,270	554,236
J.M. Smucker Co.	9,632	998,068
Kellogg Co.	23,764	1,451,267
Kimberly-Clark Corp.	34,575	3,611,705
Kraft Foods Group, Inc.	54,027	2,913,136
Kroger Co.	48,694	1,924,874
Lorillard, Inc.	33,945	1,720,333
McCormick & Co., Inc.	12,026	828,832
Mead Johnson Nutrition Co.	18,757	1,571,086
Molson Coors Brewing Co. Cl B	14,380	807,437
Mondelez International, Inc. Cl A	159,081	5,615,559
Monster Beverage Corp.*	11,958	810,394
PepsiCo, Inc.	139,883	11,601,896
Philip Morris Int’l., Inc.	147,630	12,863,002
Proctor & Gamble Co.	247,934	20,184,307
Reynolds American, Inc.	28,992	1,449,310
Safeway, Inc.	22,521	733,509
Sysco Corp.	52,999	1,913,264

Tyson Foods, Inc. Cl A	24,864	831,949
Wal-Mart Stores, Inc.	149,367	11,753,689
Walgreen Co.	78,240	4,494,106
Whole Foods Market, Inc.	33,392	1,931,059
		146,560,030
ENERGY (9.9%)
Anadarko Petroleum Corp.	47,019	3,729,547
Apache Corp.	36,569	3,142,740
Baker Hughes, Inc.	40,183	2,220,513
Cabot Oil & Gas Corp.	36,338	1,408,461
Cameron International Corp.*	22,126	1,317,161
Chesapeake Energy Corp.	45,374	1,231,450
Chevron Corp.	173,244	21,639,908
ConocoPhillips	111,961	7,910,045
CONSOL Energy, Inc.	20,973	797,813
Denbury Resources, Inc.*	33,397	548,713
Devon Energy Corp.	35,052	2,168,667
Diamond Offshore Drilling, Inc.	6,508	370,435
Ensco PLC Cl A	22,760	1,301,417
EOG Resources, Inc.	24,042	4,035,209
EQT Corp.	13,582	1,219,392
Exxon Mobil Corp.	398,099	40,287,619
FMC Technologies, Inc.*	22,468	1,173,054
Halliburton Co.	76,621	3,888,516
Helmerich & Payne, Inc.	9,862	829,197
Hess Corp.	25,984	2,156,672
Kinder Morgan, Inc.	59,829	2,153,844
Marathon Oil Corp.	63,747	2,250,269
Marathon Petroleum Corp.	27,612	2,532,849
Murphy Oil Corp.	16,123	1,046,060
Nabors Industries Ltd.	23,244	394,916
National Oilwell Varco, Inc.	39,581	3,147,877
Newfield Exploration Co.*	12,144	299,107
Noble Corp. PLC	23,752	889,987
Noble Energy, Inc.	33,013	2,248,515
Occidental Petroleum Corp.	72,452	6,890,185
Peabody Energy Corp.	25,352	495,125
Phillips 66	54,513	4,204,588
Pioneer Natural Resources Co.	12,799	2,355,912
QEP Resources, Inc.	16,844	516,269
Range Resources Corp.	14,674	1,237,165
Rowan Companies PLC Cl A*	11,669	412,616
Schlumberger Ltd.	119,820	10,796,980
Southwestern Energy Co.*	31,935	1,256,004
Spectra Energy Corp.	60,146	2,142,401
Tesoro Corp.	12,462	729,027
Transocean Ltd.	32,186	1,590,632
Valero Energy Corp.	49,736	2,506,694
Williams Cos., Inc.	63,116	2,434,384
WPX Energy, Inc.*	18,473	376,480
		154,284,415
FINANCIALS (15.5%)
ACE Ltd.	30,853	3,194,211
Aflac, Inc.	43,328	2,894,310
Allstate Corp.	40,893	2,230,304
American Express Co.	82,543	7,489,126
American Int’l. Group, Inc.	132,659	6,772,242
American Tower Corp.	35,725	2,851,570
Ameriprise Financial, Inc.	17,461	2,008,888
Aon PLC	27,482	2,305,465
Apartment Investment & Management Co. Cl A	13,706	355,122
Assurant, Inc.	6,612	438,838
AvalonBay Communities, Inc.	11,333	1,339,901
Bank of America Corp.	957,310	14,905,317
Bank of New York Mellon Corp.	102,961	3,597,457

BB&T Corp.	63,522	2,370,641
Berkshire Hathaway, Inc. Cl B*	163,243	19,354,090
BlackRock, Inc.	11,376	3,600,163
Boston Properties, Inc.	13,955	1,400,663
Capital One Financial Corp.	51,839	3,971,386
CBRE Group, Inc.*	25,077	659,525
Charles Schwab Corp.	104,207	2,709,382
Chubb Corp.	22,865	2,209,445
Cincinnati Financial Corp.	13,377	700,554
Citigroup, Inc.	274,500	14,304,195
CME Group, Inc.	29,002	2,275,497
Comerica, Inc.	16,583	788,356
Discover Financial Svcs.	44,052	2,464,709
E*Trade Financial Corp.*	25,629	503,354
Equity Residential	31,113	1,613,831
Fifth Third Bancorp	79,694	1,675,965
Franklin Resources, Inc.	35,940	2,074,816
General Growth Pptys., Inc.	50,101	1,005,527
Genworth Financial, Inc. Cl A*	44,189	686,255
Goldman Sachs Group, Inc.	38,067	6,747,756
Hartford Financial Svcs. Group, Inc.	40,336	1,461,373
HCP, Inc.	42,966	1,560,525
Health Care REIT, Inc.	27,243	1,459,408
Host Hotels & Resorts, Inc.	67,796	1,317,954
Hudson City Bancorp, Inc.	44,093	415,797
Huntington Bancshares, Inc.	75,946	732,879
IntercontinentalExchange Group	10,617	2,387,976
Invesco Ltd.	39,748	1,446,827
JPMorgan Chase & Co.	337,504	19,737,234
KeyCorp	82,011	1,100,588
Kimco Realty Corp.	37,892	748,367
Legg Mason, Inc.	9,609	417,799
Leucadia National Corp.	28,716	813,811
Lincoln National Corp.	23,748	1,225,872
Loews Corp.	27,736	1,337,985
M&T Bank Corp.	12,063	1,404,374
Marsh & McLennan Cos., Inc.	49,926	2,414,421
McGraw-Hill Financial, Inc.	24,222	1,894,160
MetLife, Inc.	99,892	5,386,177
Moody’s Corp.	16,804	1,318,610
Morgan Stanley	126,941	3,980,870
Nasdaq OMX Group, Inc.	10,638	423,392
Northern Trust Corp.	19,766	1,223,318
People’s United Financial, Inc.	29,638	448,127
Plum Creek Timber Co., Inc.	16,064	747,137
PNC Financial Svcs. Grp., Inc.	48,222	3,741,063
Principal Financial Grp., Inc.	24,902	1,227,918
Progressive Corp.	50,073	1,365,491
ProLogis, Inc.	45,802	1,692,384
Prudential Financial, Inc.	41,485	3,825,747
Public Storage	13,275	1,998,153
Regions Financial Corp.	125,738	1,243,549
Simon Property Group, Inc.	28,602	4,352,080
SLM Corp.	39,900	1,048,572
State Street Corp.	39,656	2,910,354
SunTrust Banks, Inc.	48,448	1,783,371
T. Rowe Price Group, Inc.	23,247	1,947,401
The Macerich Co.	13,011	766,218
Torchmark Corp.	8,257	645,285
Travelers Cos., Inc.	32,769	2,966,905
U.S. Bancorp	165,538	6,687,735
Unum Group	24,092	845,147
Ventas, Inc.	27,145	1,554,866
Vornado Realty Trust	16,055	1,425,523
Wells Fargo & Co.	431,177	19,575,436

Weyerhaeuser Co.	51,692	1,631,916
XL Group PLC	25,537	813,098
Zions Bancorporation	16,438	492,482
		241,444,536
HEALTH CARE (12.5%)
Abbott Laboratories	138,068	5,292,146
AbbVie, Inc.	151,487	8,000,028
Actavis PLC*	15,791	2,652,888
Aetna, Inc.	33,722	2,312,992
Agilent Technologies, Inc.	30,214	1,727,939
Alexion Pharmaceuticals, Inc.*	17,207	2,289,563
Allergan, Inc.	25,256	2,805,436
AmerisourceBergen Corp.	20,841	1,465,331
Amgen, Inc.	67,891	7,750,437
Bard (C.R.), Inc.	7,240	969,726
Baxter International, Inc.	48,349	3,362,673
Becton, Dickinson & Co.	17,538	1,937,774
Biogen Idec, Inc.*	21,101	5,903,005
Boston Scientific Corp.*	121,002	1,454,444
Bristol-Myers Squibb Co.	146,211	7,771,115
Cardinal Health, Inc.	31,181	2,083,203
CareFusion Corp.*	19,065	759,168
Celgene Corp.*	36,841	6,224,655
Cerner Corp.*	27,570	1,536,752
CIGNA Corp.	25,293	2,212,632
Covidien PLC	41,455	2,823,086
DaVita HealthCare Partners, Inc.*	15,860	1,005,048
DENTSPLY International, Inc.	13,027	631,549
Edwards Lifesciences Corp.*	9,862	648,525
Express Scripts Hldg. Co.*	72,808	5,114,034
Forest Laboratories, Inc.*	21,451	1,287,704
Gilead Sciences, Inc.*	133,309	10,018,171
Hospira, Inc.*	14,951	617,177
Humana, Inc.	14,192	1,464,898
Intuitive Surgical, Inc.*	3,475	1,334,678
Johnson & Johnson	256,741	23,514,908
Laboratory Corp. of America Hldgs.*	8,083	738,544
Life Technologies Corp.*	16,053	1,216,817
Lilly (Eli) & Co.	89,799	4,579,749
McKesson Corp.	20,902	3,373,583
Medtronic, Inc.	91,989	5,279,249
Merck & Co., Inc.	263,765	13,201,438
Mylan, Inc.*	34,759	1,508,541
Patterson Cos., Inc.	7,683	316,540
PerkinElmer, Inc.	10,016	412,960
Perrigo Co. PLC	16,775	2,574,292
Pfizer, Inc.	594,481	18,208,953
Quest Diagnostics, Inc.	13,530	724,396
Regeneron Pharmaceuticals, Inc.*	6,891	1,896,679
St. Jude Medical, Inc.	26,311	1,629,966
Stryker Corp.	26,359	1,980,615
Tenet Healthcare Corp.*	9,230	388,768
Thermo Fisher Scientific, Inc.	31,645	3,523,671
UnitedHealth Group, Inc.	90,423	6,808,852
Varian Medical Systems, Inc.*	9,812	762,294
Vertex Pharmaceuticals, Inc.*	19,989	1,485,183
Waters Corp.*	7,614	761,400
WellPoint, Inc.	26,737	2,470,231
Zimmer Hldgs., Inc.	15,532	1,447,427
Zoetis, Inc.	45,298	1,480,792
		193,742,625
INDUSTRIALS (10.5%)
3M Co.	56,637	7,943,339
Allegion PLC*	8,223	363,389
AMETEK, Inc.	21,948	1,156,001

Boeing Co.	63,396	8,652,920
Caterpillar, Inc.	57,942	5,261,713
Cintas Corp.	8,873	528,742
CSX Corp.	92,470	2,660,362
Cummins, Inc.	15,644	2,205,335
Danaher Corp.	54,246	4,187,791
Deere & Co.	34,972	3,193,993
Delta Air Lines, Inc.	77,668	2,133,540
Dover Corp.	15,344	1,481,310
Dun & Bradstreet Corp.	3,419	419,682
Eaton Corp. PLC	42,660	3,247,279
Emerson Electric Co.	62,715	4,401,339
Equifax, Inc.	11,209	774,430
Expeditors Int’l. of Wash.	18,801	831,944
Fastenal Co.	26,104	1,240,201
FedEx Corp.	27,046	3,888,403
Flowserve Corp.	12,480	983,798
Fluor Corp.	14,556	1,168,701
General Dynamics Corp.	30,325	2,897,554
General Electric Co.	935,418	26,219,767
Grainger (W.W.), Inc.	5,779	1,476,072
Honeywell International, Inc.	70,239	6,417,737
Illinois Tool Works, Inc.	36,874	3,100,366
Ingersoll-Rand PLC	23,906	1,472,610
Iron Mountain, Inc.	15,464	469,332
Jacobs Engineering Group, Inc.*	11,675	735,408
Joy Global, Inc.	9,743	569,868
Kansas City Southern	9,937	1,230,499
L-3 Communications Hldgs., Inc.	7,973	851,995
Lockheed Martin Corp.	24,326	3,616,303
Masco Corp.	32,343	736,450
Nielsen Hldgs. N.V.	23,527	1,079,654
Norfolk Southern Corp.	27,964	2,595,898
Northrop Grumman Corp.	20,052	2,298,160
PACCAR, Inc.	33,004	1,952,847
Pall Corp.	10,071	859,560
Parker Hannifin Corp.	13,210	1,699,334
Pentair Ltd.	17,820	1,384,079
Pitney Bowes, Inc.	18,433	429,489
Precision Castparts Corp.	13,218	3,559,607
Quanta Services, Inc.*	19,326	609,929
Raytheon Co.	28,851	2,616,786
Republic Services, Inc.	25,029	830,963
Robert Half Int’l., Inc.	12,799	537,430
Robinson (C.H.) Worldwide, Inc.	14,010	817,343
Rockwell Automation, Inc.	12,210	1,442,734
Rockwell Collins, Inc.	12,258	906,111
Roper Industries, Inc.	8,992	1,247,011
Ryder System, Inc.	4,768	351,783
Snap-on, Inc.	5,278	578,047
Southwest Airlines Co.	62,979	1,186,524
Stanley Black & Decker, Inc.	14,197	1,145,556
Stericycle, Inc.*	7,987	927,850
Textron, Inc.	25,268	928,852
The ADT Corp.	18,606	752,985
Tyco International Ltd.	41,757	1,713,707
Union Pacific Corp.	41,908	7,040,544
United Parcel Service, Inc. Cl B	64,941	6,824,000
United Technologies Corp.	76,271	8,679,640
Waste Management, Inc.	39,776	1,784,749
Xylem, Inc.	17,109	591,971
		163,891,316
INFORMATION TECHNOLOGY (18.2%)
Accenture Ltd. Cl A	54,487	4,479,921
Adobe Systems, Inc.*	41,998	2,514,840

Akamai Technologies, Inc.*	15,969	753,417
Alliance Data Systems Corp.*	4,404	1,157,944
Altera Corp.	29,943	974,046
Amphenol Corp. Cl A	14,444	1,288,116
Analog Devices, Inc.	28,217	1,437,092
Apple, Inc.	84,442	47,381,249
Applied Materials, Inc.	109,455	1,936,259
Autodesk, Inc.*	20,514	1,032,470
Automatic Data Processing, Inc.	43,155	3,487,356
Broadcom Corp. Cl A	49,956	1,481,195
CA, Inc.	29,751	1,001,121
Cisco Systems, Inc.	492,082	11,047,241
Citrix Systems, Inc.*	16,521	1,044,953
Cognizant Technology Solutions*	27,081	2,734,639
Computer Sciences Corp.	13,365	746,836
Corning, Inc.	131,618	2,345,433
eBay, Inc.*	104,410	5,731,065
Electronic Arts, Inc.*	27,890	639,797
EMC Corp.	183,733	4,620,885
F5 Networks, Inc.*	6,914	628,206
Facebook, Inc. Cl A*	153,077	8,365,505
Fidelity Nat’l. Information Svcs., Inc.	26,349	1,414,414
First Solar, Inc.*	6,582	359,640
Fiserv, Inc.*	23,446	1,384,486
FLIR Systems, Inc.	13,145	395,665
Google, Inc. Cl A*	25,438	28,508,621
Harris Corp.	9,694	676,738
Hewlett-Packard Co.	175,601	4,913,316
Int’l. Business Machines Corp.	91,760	17,211,423
Intel Corp.	449,907	11,679,586
Intuit, Inc.	26,146	1,995,463
Jabil Circuit, Inc.	20,844	363,519
Juniper Networks, Inc.*	45,788	1,033,435
KLA-Tencor Corp.	15,147	976,376
Lam Research Corp.*	14,552	792,356
Linear Technology Corp.	21,662	986,704
LSI Corp.	50,456	556,025
MasterCard, Inc. Cl A	9,389	7,844,134
Microchip Technology, Inc.	17,886	800,399
Micron Technology, Inc.*	100,183	2,179,982
Microsoft Corp.	703,438	26,329,684
Motorola Solutions, Inc.	21,282	1,436,535
NetApp, Inc.	31,046	1,277,232
NVIDIA Corp.	51,989	832,864
Oracle Corp.	351,342	13,442,345
Paychex, Inc.	28,774	1,310,080
QUALCOMM, Inc.	157,166	11,669,576
Red Hat, Inc.*	14,647	820,818
Salesforce.com, inc.*	50,118	2,766,012
SanDisk Corp.	20,517	1,447,269
Seagate Technology PLC	29,260	1,643,242
Symantec Corp.	65,850	1,552,743
TE Connectivity Ltd.	37,152	2,047,447
Teradata Corp.*	14,379	654,101
Texas Instruments, Inc.	100,567	4,415,897
Total System Services, Inc.	14,901	495,905
VeriSign, Inc.*	11,743	701,997
Visa, Inc. Cl A	46,621	10,381,564
Western Digital Corp.	19,732	1,655,515
Western Union Co.	50,025	862,931
Xerox Corp.	104,096	1,266,848
Xilinx, Inc.	24,745	1,136,290
Yahoo!, Inc.*	85,702	3,465,789
		282,514,552

MATERIALS (3.4%)
Air Products & Chemicals, Inc.	18,869	2,109,177
Airgas, Inc.	6,073	679,265
Alcoa, Inc.	96,687	1,027,783
Allegheny Technologies, Inc.	9,901	352,773
Avery Dennison Corp.	8,893	446,340
Ball Corp.	13,247	684,340
Bemis Co., Inc.	9,495	388,915
CF Industries Hldgs., Inc.	5,403	1,259,115
Cliffs Natural Resources, Inc.	13,879	363,769
Dow Chemical Co.	107,576	4,776,374
Du Pont (E.I.) de Nemours & Co.	83,883	5,449,879
Eastman Chemical Co.	13,888	1,120,762
Ecolab, Inc.	24,760	2,581,725
FMC Corp.	12,370	933,440
Freeport-McMoRan Copper & Gold, Inc.	95,000	3,585,300
Int’l. Flavors & Fragrances, Inc.	7,448	640,379
International Paper Co.	40,935	2,007,043
LyondellBasell Inds. N.V. Cl A	40,270	3,232,876
MeadWestvaco Corp.	16,456	607,720
Monsanto Co.	47,995	5,593,817
Newmont Mining Corp.	47,557	1,095,238
Nucor Corp.	29,191	1,558,216
Owens-Illinois, Inc.*	15,008	536,986
PPG Industries, Inc.	12,992	2,464,063
Praxair, Inc.	26,843	3,490,395
Sealed Air Corp.	17,607	599,518
Sherwin-Williams Co.	7,820	1,434,970
Sigma-Aldrich Corp.	11,028	1,036,742
The Mosaic Co.	30,840	1,457,807
United States Steel Corp.	12,909	380,816
Vulcan Materials Co.	11,810	701,750
		52,597,293
TELECOMMUNICATION SERVICES (2.2%)
AT&T, Inc.	480,853	16,906,792
CenturyLink, Inc.	55,771	1,776,306
Crown Castle International Corp.*	30,880	2,267,518
Frontier Communications Corp.	95,160	442,494
Verizon Communications, Inc.	261,265	12,838,562
Windstream Hldgs., Inc.	54,694	436,458
		34,668,130
UTILITIES (2.8%)
AES Corp.	59,196	858,934
AGL Resources, Inc.	10,932	516,318
Ameren Corp.	21,896	791,759
American Electric Power Co., Inc.	44,181	2,065,020
CenterPoint Energy, Inc.	39,296	910,881
CMS Energy Corp.	24,288	650,190
Consolidated Edison, Inc.	26,989	1,491,952
Dominion Resources, Inc.	53,241	3,444,160
DTE Energy Co.	16,062	1,066,356
Duke Energy Corp.	64,305	4,437,688
Edison International	29,495	1,365,619
Entergy Corp.	16,353	1,034,654
Exelon Corp.	80,300	2,199,417
FirstEnergy Corp.	38,287	1,262,705
Integrys Energy Group, Inc.	7,250	394,472
NextEra Energy, Inc.	38,810	3,322,912
NiSource, Inc.	27,636	908,672
Northeast Utilities	28,838	1,222,443
NRG Energy, Inc.	29,411	844,684
ONEOK, Inc.	18,969	1,179,492
Pepco Hldgs., Inc.	22,871	437,522
PG&E Corp.	41,561	1,674,077
Pinnacle West Capital Corp.	10,150	537,138
PPL Corp.	57,981	1,744,648

Public Svc. Enterprise Group, Inc.	47,196	1,512,160
SCANA Corp.	12,878	604,365
Sempra Energy	20,468	1,837,208
Southern Co.	80,370	3,304,011
TECO Energy, Inc.	18,763	323,474
Wisconsin Energy Corp.	20,562	850,033
Xcel Energy, Inc.	45,402	1,268,532
		44,061,496
TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $935,269,337) 96.5%		1,502,255,834

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.7%)
U.S. Treasury Bill (1)	A-1+	0.05	02/06/14	8,000,000	7,999,560
U.S. Treasury Bill (1)	A-1+	0.05	03/13/14	3,000,000	2,999,704
U.S. Treasury Bill (1)	A-1+	0.05	03/20/14	5,000,000	4,999,404
U.S. Treasury Bill (1)	A-1+	0.06	03/13/14	8,500,000	8,498,977
U.S. Treasury Bill (1)	A-1+	0.06	03/20/14	2,000,000	1,999,751
					26,497,396
U.S. GOVERNMENT AGENCIES (0.2%)
FHLMC	A-1+	0.08	02/24/14	2,500,000	2,499,700
COMMERCIAL PAPER (1.5%)
Coca-Cola Co.†	A-1+	0.07	01/15/14	2,000,000	1,999,946
Exxon Mobil Corp.	A-1+	0.02	01/03/14	5,900,000	5,899,993
General Electric Capital Corp.	A-1+	0.10	02/04/14	10,000,000	9,999,056
Nestle Capital Corp.†	A-1+	0.09	02/10/14	2,000,000	1,999,800
New Jersey Natural Gas	A-1	0.18	01/15/14	2,000,000	1,999,860
Pfizer, Inc.†	A-1+	0.10	03/05/14	600,000	599,895
Washington Gas Light Co.	A-1	0.10	01/16/14	400,000	399,983
					22,898,533
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $51,895,629) 3.4%					51,895,629

TEMPORARY CASH INVESTMENTS (2)
(Cost: $88,000) 0.0% (3)					88,000

TOTAL INVESTMENTS
(Cost: $987,252,966) 99.9%					1,554,239,463

OTHER NET ASSETS 0.1%					2,136,513

NET ASSETS 100.0%					$1,556,375,976

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.3%)
Amazon.com, Inc.*	4,092	1,631,849
AutoNation, Inc.*	729	36,224
AutoZone, Inc.*	381	182,095
Bed Bath & Beyond, Inc.*	2,429	195,049
Best Buy Co., Inc.	3,204	127,776
BorgWarner, Inc.	2,633	147,211
Cablevision Systems Corp. Cl A	2,335	41,867
CarMax, Inc.*	2,744	129,023
Carnival Corp.	4,758	191,129
CBS Corp. Cl B	6,183	394,104
Chipotle Mexican Grill, Inc.*	342	182,211
Coach, Inc.	3,162	177,483
Comcast Corp. Cl A	28,615	1,486,978
D.R. Horton, Inc.	3,014	67,272
Darden Restaurants, Inc.	1,545	84,002
Delphi Automotive PLC	3,263	196,204
DIRECTV*	5,464	377,508
Discovery Communications, Inc. Cl A*	2,456	222,072
Disney (Walt) Co.	18,080	1,381,312
Dollar General Corp.*	3,319	200,202
Dollar Tree, Inc.*	2,403	135,577
Expedia, Inc.	1,158	80,666
Family Dollar Stores, Inc.	1,100	71,467
Ford Motor Co.	49,216	759,403
Fossil Group, Inc.*	577	69,205
GameStop Corp. Cl A	1,324	65,220
Gannett Co., Inc.	2,496	73,832
Gap, Inc.	2,987	116,732
Garmin Ltd.	1,433	66,233
General Motors Co.*	13,289	543,121
Genuine Parts Co.	1,738	144,584
Goodyear Tire & Rubber Co.	2,829	67,472
Graham Hldgs. Co. Cl B	49	32,503
H&R Block, Inc.	3,077	89,356
Harley-Davidson, Inc.	2,529	175,108
Harman Int’l. Industries, Inc.	774	63,352
Hasbro, Inc.	1,296	71,293
Home Depot, Inc.	15,800	1,300,972
International Game Technology	2,766	50,231
Interpublic Group of Cos., Inc.	4,632	81,986
Johnson Controls, Inc.	8,004	410,605
Kohl’s Corp.	2,284	129,617
L Brands, Inc.	2,775	171,634
Leggett & Platt, Inc.	1,552	48,019
Lennar Corp. Cl A	1,793	70,931
Lowe’s Cos., Inc.	11,574	573,492
Macy’s, Inc.	4,158	222,037
Marriott International, Inc. Cl A	2,504	123,575
Mattel, Inc.	3,814	181,470
McDonald’s Corp.	11,205	1,087,221
Michael Kors Hldgs. Ltd.*	2,034	165,140
Mohawk Industries, Inc.*	681	101,401
Netflix, Inc.*	676	248,883
Newell Rubbermaid, Inc.	3,218	104,295
News Corp. Cl A*	5,602	100,948
NIKE, Inc. Cl B	8,564	673,473

Nordstrom, Inc.	1,599	98,818
O’Reilly Automotive, Inc.*	1,216	156,511
Omnicom Group, Inc.	2,861	212,773
PetSmart, Inc.	1,169	85,045
Priceline.com, Inc.*	573	666,055
Pulte Homes, Inc.	3,797	77,345
PVH Corp.	935	127,179
Ralph Lauren Corp.	679	119,891
Ross Stores, Inc.	2,416	181,031
Scripps Networks Interactive, Inc. Cl A	1,211	104,643
Staples, Inc.	7,287	115,790
Starbucks Corp.	8,446	662,082
Starwood Hotels & Resorts	2,111	167,719
Target Corp.	7,142	451,874
Tiffany & Co.	1,253	116,253
Time Warner Cable, Inc.	3,231	437,801
Time Warner, Inc.	9,924	691,901
TJX Cos., Inc.	7,997	509,649
TripAdvisor, Inc.*	1,240	102,709
Twenty-First Century Fox, Inc. Cl A	21,448	754,541
Urban Outfitters, Inc.*	1,220	45,262
V.F. Corp.	3,944	245,869
Viacom, Inc. Cl B	4,490	392,157
Whirlpool Corp.	875	137,253
Wyndham Worldwide Corp.	1,450	106,851
Wynn Resorts Ltd.	918	178,285
Yum! Brands, Inc.	4,985	376,916
		23,244,828
CONSUMER STAPLES (5.7%)
Altria Group, Inc.	22,346	857,863
Archer-Daniels-Midland Co.	7,135	309,659
Avon Products, Inc.	4,862	83,724
Beam, Inc.	1,841	125,298
Brown-Forman Corp. Cl B	1,812	136,933
Campbell Soup Co.	2,051	88,767
Clorox Co.	1,473	136,635
Coca-Cola Co.	42,426	1,752,618
Coca-Cola Enterprises, Inc.	2,675	118,048
Colgate-Palmolive Co.	9,893	645,123
ConAgra Foods, Inc.	4,506	151,852
Constellation Brands, Inc. Cl A*	1,920	135,130
Costco Wholesale Corp.	4,961	590,409
CVS Caremark Corp.	12,903	923,468
Dr. Pepper Snapple Group, Inc.	2,253	109,766
Estee Lauder Cos., Inc. Cl A	2,860	215,415
General Mills, Inc.	7,288	363,744
Hershey Co.	1,671	162,471
Hormel Foods Corp.	1,513	68,342
J.M. Smucker Co.	1,187	122,997
Kellogg Co.	2,929	178,874
Kimberly-Clark Corp.	4,268	445,835
Kraft Foods Group, Inc.	6,662	359,215
Kroger Co.	6,009	237,536
Lorillard, Inc.	4,190	212,349
McCormick & Co., Inc.	1,483	102,208
Mead Johnson Nutrition Co.	2,312	193,653
Molson Coors Brewing Co. Cl B	1,774	99,610
Mondelez International, Inc. Cl A	19,639	693,257
Monster Beverage Corp.*	1,475	99,961
PepsiCo, Inc.	17,253	1,430,964
Philip Morris Int’l., Inc.	18,207	1,586,376

Proctor & Gamble Co.	30,607	2,491,716
Reynolds American, Inc.	3,575	178,714
Safeway, Inc.	2,778	90,479
Sysco Corp.	6,530	235,733
Tyson Foods, Inc. Cl A	3,066	102,588
Wal-Mart Stores, Inc.	18,428	1,450,099
Walgreen Co.	9,668	555,330
Whole Foods Market, Inc.	4,118	238,144
		18,080,903
ENERGY (6.0%)
Anadarko Petroleum Corp.	5,802	460,215
Apache Corp.	4,508	387,418
Baker Hughes, Inc.	4,957	273,924
Cabot Oil & Gas Corp.	4,480	173,645
Cameron International Corp.*	2,729	162,457
Chesapeake Energy Corp.	5,603	152,065
Chevron Corp.	21,367	2,668,952
ConocoPhillips	13,832	977,231
CONSOL Energy, Inc.	2,587	98,409
Denbury Resources, Inc.*	4,118	67,659
Devon Energy Corp.	4,329	267,835
Diamond Offshore Drilling, Inc.	803	45,707
Ensco PLC Cl A	2,806	160,447
EOG Resources, Inc.	2,963	497,310
EQT Corp.	1,674	150,292
Exxon Mobil Corp.	49,111	4,970,028
FMC Technologies, Inc.*	2,769	144,569
Halliburton Co.	9,444	479,283
Helmerich & Payne, Inc.	1,218	102,409
Hess Corp.	3,205	266,015
Kinder Morgan, Inc.	7,386	265,896
Marathon Oil Corp.	7,872	277,882
Marathon Petroleum Corp.	3,412	312,983
Murphy Oil Corp.	1,988	128,981
Nabors Industries Ltd.	2,866	48,693
National Oilwell Varco, Inc.	4,880	388,106
Newfield Exploration Co.*	1,496	36,846
Noble Corp. PLC	2,929	109,750
Noble Energy, Inc.	4,069	277,140
Occidental Petroleum Corp.	8,934	849,623
Peabody Energy Corp.	3,124	61,012
Phillips 66	6,733	519,316
Pioneer Natural Resources Co.	1,577	290,278
QEP Resources, Inc.	2,077	63,660
Range Resources Corp.	1,810	152,601
Rowan Companies PLC Cl A*	1,439	50,883
Schlumberger Ltd.	14,775	1,331,375
Southwestern Energy Co.*	3,934	154,724
Spectra Energy Corp.	7,425	264,478
Tesoro Corp.	1,538	89,973
Transocean Ltd.	3,969	196,148
Valero Energy Corp.	6,138	309,355
Williams Cos., Inc.	7,783	300,190
WPX Energy, Inc.*	2,271	46,283
		19,032,046
FINANCIALS (9.3%)
ACE Ltd.	3,805	393,932
Aflac, Inc.	5,344	356,979
Allstate Corp.	5,043	275,045
American Express Co.	10,178	923,450
American Int’l. Group, Inc.	16,384	836,403

American Tower Corp.	4,405	351,607
Ameriprise Financial, Inc.	2,154	247,818
Aon PLC	3,388	284,219
Apartment Investment & Management Co. Cl A	1,690	43,788
Assurant, Inc.	815	54,092
AvalonBay Communities, Inc.	1,398	165,286
Bank of America Corp.	118,050	1,838,039
Bank of New York Mellon Corp.	12,700	443,738
BB&T Corp.	7,833	292,328
Berkshire Hathaway, Inc. Cl B*	20,140	2,387,798
BlackRock, Inc.	1,402	443,691
Boston Properties, Inc.	1,721	172,737
Capital One Financial Corp.	6,391	489,615
CBRE Group, Inc.*	3,091	81,293
Charles Schwab Corp.	12,855	334,230
Chubb Corp.	2,818	272,303
Cincinnati Financial Corp.	1,649	86,358
Citigroup, Inc.	33,895	1,766,268
CME Group, Inc.	3,573	280,338
Comerica, Inc.	2,044	97,172
Discover Financial Svcs.	5,430	303,809
E*Trade Financial Corp.*	3,161	62,082
Equity Residential	3,838	199,077
Fifth Third Bancorp	9,827	206,662
Franklin Resources, Inc.	4,434	255,975
General Growth Pptys., Inc.	6,181	124,053
Genworth Financial, Inc. Cl A*	5,449	84,623
Goldman Sachs Group, Inc.	4,696	832,413
Hartford Financial Svcs. Group, Inc.	5,007	181,404
HCP, Inc.	5,307	192,750
Health Care REIT, Inc.	3,362	180,102
Host Hotels & Resorts, Inc.	8,355	162,421
Hudson City Bancorp, Inc.	5,437	51,271
Huntington Bancshares, Inc.	9,365	90,372
IntercontinentalExchange Group	1,307	293,970
Invesco Ltd.	4,904	178,506
JPMorgan Chase & Co.	41,655	2,435,984
KeyCorp	10,113	135,716
Kimco Realty Corp.	4,674	92,312
Legg Mason, Inc.	1,185	51,524
Leucadia National Corp.	3,539	100,295
Lincoln National Corp.	2,934	151,453
Loews Corp.	3,426	165,270
M&T Bank Corp.	1,487	173,117
Marsh & McLennan Cos., Inc.	6,156	297,704
McGraw-Hill Financial, Inc.	2,989	233,740
MetLife, Inc.	12,331	664,888
Moody’s Corp.	2,075	162,825
Morgan Stanley	15,673	491,505
Nasdaq OMX Group, Inc.	1,311	52,178
Northern Trust Corp.	2,440	151,012
People’s United Financial, Inc.	3,654	55,248
Plum Creek Timber Co., Inc.	1,983	92,229
PNC Financial Svcs. Grp., Inc.	5,945	461,213
Principal Financial Grp., Inc.	3,073	151,530
Progressive Corp.	6,174	168,365
ProLogis, Inc.	5,651	208,804
Prudential Financial, Inc.	5,124	472,535
Public Storage	1,637	246,401
Regions Financial Corp.	15,505	153,344
Simon Property Group, Inc.	3,528	536,820

SLM Corp.	4,918	129,245
State Street Corp.	4,889	358,804
SunTrust Banks, Inc.	5,976	219,977
T. Rowe Price Group, Inc.	2,865	240,001
The Macerich Co.	1,605	94,518
Torchmark Corp.	1,019	79,635
Travelers Cos., Inc.	4,038	365,601
U.S. Bancorp	20,403	824,281
Unum Group	2,973	104,293
Ventas, Inc.	3,348	191,773
Vornado Realty Trust	1,980	175,804
Wells Fargo & Co.	53,170	2,413,918
Weyerhaeuser Co.	6,374	201,227
XL Group PLC	3,144	100,105
Zions Bancorporation	2,029	60,789
		29,784,000
HEALTH CARE (7.5%)
Abbott Laboratories	17,052	653,603
AbbVie, Inc.	18,701	987,600
Actavis PLC*	1,948	327,264
Aetna, Inc.	4,159	285,266
Agilent Technologies, Inc.	3,726	213,090
Alexion Pharmaceuticals, Inc.*	2,123	282,486
Allergan, Inc.	3,115	346,014
AmerisourceBergen Corp.	2,571	180,767
Amgen, Inc.	8,372	955,748
Bard (C.R.), Inc.	892	119,474
Baxter International, Inc.	5,968	415,074
Becton, Dickinson & Co.	2,163	238,990
Biogen Idec, Inc.*	2,607	729,308
Boston Scientific Corp.*	14,845	178,437
Bristol-Myers Squibb Co.	18,056	959,676
Cardinal Health, Inc.	3,842	256,684
CareFusion Corp.*	2,350	93,577
Celgene Corp.*	4,542	767,416
Cerner Corp.*	3,398	189,405
CIGNA Corp.	3,116	272,588
Covidien PLC	5,106	347,719
DaVita HealthCare Partners, Inc.*	1,956	123,952
DENTSPLY International, Inc.	1,606	77,859
Edwards Lifesciences Corp.*	1,216	79,964
Express Scripts Hldg. Co.*	8,999	632,090
Forest Laboratories, Inc.*	2,645	158,779
Gilead Sciences, Inc.*	16,434	1,235,015
Hospira, Inc.*	1,843	76,079
Humana, Inc.	1,750	180,635
Intuitive Surgical, Inc.*	428	164,386
Johnson & Johnson	31,680	2,901,571
Laboratory Corp. of America Hldgs.*	996	91,005
Life Technologies Corp.*	1,979	150,008
Lilly (Eli) & Co.	11,073	564,723
McKesson Corp.	2,578	416,089
Medtronic, Inc.	11,343	650,975
Merck & Co., Inc.	32,539	1,628,577
Mylan, Inc.*	4,291	186,229
Patterson Cos., Inc.	947	39,016
PerkinElmer, Inc.	1,235	50,919
Perrigo Co. PLC	2,068	317,355
Pfizer, Inc.	73,284	2,244,689
Quest Diagnostics, Inc.	1,669	89,358
Regeneron Pharmaceuticals, Inc.*	849	233,679

St. Jude Medical, Inc.	3,249	201,276
Stryker Corp.	3,249	244,130
Tenet Healthcare Corp.*	1,137	47,890
Thermo Fisher Scientific, Inc.	3,905	434,822
UnitedHealth Group, Inc.	11,154	839,896
Varian Medical Systems, Inc.*	1,209	93,927
Vertex Pharmaceuticals, Inc.*	2,461	182,852
Waters Corp.*	939	93,900
WellPoint, Inc.	3,295	304,425
Zimmer Hldgs., Inc.	1,914	178,366
Zoetis, Inc.	5,589	182,704
		23,897,326
INDUSTRIALS (6.3%)
3M Co.	6,989	980,207
Allegion PLC*	1,014	44,823
AMETEK, Inc.	2,707	142,578
Boeing Co.	7,829	1,068,580
Caterpillar, Inc.	7,146	648,928
Cintas Corp.	1,093	65,132
CSX Corp.	11,419	328,525
Cummins, Inc.	1,929	271,931
Danaher Corp.	6,688	516,314
Deere & Co.	4,313	393,906
Delta Air Lines, Inc.	9,591	263,465
Dover Corp.	1,893	182,750
Dun & Bradstreet Corp.	421	51,678
Eaton Corp. PLC	5,268	401,000
Emerson Electric Co.	7,739	543,123
Equifax, Inc.	1,382	95,482
Expeditors Int’l. of Wash.	2,319	102,616
Fastenal Co.	3,220	152,982
FedEx Corp.	3,335	479,473
Flowserve Corp.	1,538	121,241
Fluor Corp.	1,795	144,121
General Dynamics Corp.	3,742	357,548
General Electric Co.	115,393	3,234,466
Grainger (W.W.), Inc.	712	181,859
Honeywell International, Inc.	8,662	791,447
Illinois Tool Works, Inc.	4,550	382,564
Ingersoll-Rand PLC	2,952	181,843
Iron Mountain, Inc.	1,908	57,908
Jacobs Engineering Group, Inc.*	1,439	90,643
Joy Global, Inc.	1,201	70,246
Kansas City Southern	1,226	151,816
L-3 Communications Hldgs., Inc.	983	105,043
Lockheed Martin Corp.	3,001	446,129
Masco Corp.	3,984	90,716
Nielsen Hldgs. N.V.	2,900	133,081
Norfolk Southern Corp.	3,449	320,171
Northrop Grumman Corp.	2,474	283,545
PACCAR, Inc.	4,071	240,881
Pall Corp.	1,242	106,005
Parker Hannifin Corp.	1,629	209,555
Pentair Ltd.	2,196	170,563
Pitney Bowes, Inc.	2,275	53,008
Precision Castparts Corp.	1,631	439,228
Quanta Services, Inc.*	2,383	75,207
Raytheon Co.	3,561	322,983
Republic Services, Inc.	3,086	102,455
Robert Half Int’l., Inc.	1,578	66,260
Robinson (C.H.) Worldwide, Inc.	1,727	100,753

Rockwell Automation, Inc.	1,506	177,949
Rockwell Collins, Inc.	1,511	111,693
Roper Industries, Inc.	1,109	153,796
Ryder System, Inc.	588	43,383
Snap-on, Inc.	651	71,298
Southwest Airlines Co.	7,770	146,387
Stanley Black & Decker, Inc.	1,751	141,288
Stericycle, Inc.*	985	114,427
Textron, Inc.	3,116	114,544
The ADT Corp.	2,294	92,838
Tyco International Ltd.	5,149	211,315
Union Pacific Corp.	5,170	868,560
United Parcel Service, Inc. Cl B	8,010	841,691
United Technologies Corp.	9,407	1,070,517
Waste Management, Inc.	4,906	220,132
Xylem, Inc.	2,111	73,041
		20,217,637
INFORMATION TECHNOLOGY (10.9%)
Accenture Ltd. Cl A	6,699	550,792
Adobe Systems, Inc.*	5,183	310,358
Akamai Technologies, Inc.*	1,970	92,945
Alliance Data Systems Corp.*	543	142,771
Altera Corp.	3,697	120,263
Amphenol Corp. Cl A	1,780	158,740
Analog Devices, Inc.	3,478	177,135
Apple, Inc.	10,412	5,842,272
Applied Materials, Inc.	13,497	238,762
Autodesk, Inc.*	2,528	127,234
Automatic Data Processing, Inc.	5,322	430,071
Broadcom Corp. Cl A	6,160	182,644
CA, Inc.	3,670	123,496
Cisco Systems, Inc.	60,623	1,360,986
Citrix Systems, Inc.*	2,036	128,777
Cognizant Technology Solutions*	3,342	337,475
Computer Sciences Corp.	1,648	92,090
Corning, Inc.	16,230	289,219
eBay, Inc.*	12,882	707,093
Electronic Arts, Inc.*	3,439	78,891
EMC Corp.	22,601	568,415
F5 Networks, Inc.*	850	77,231
Facebook, Inc. Cl A*	18,869	1,031,172
Fidelity Nat’l. Information Svcs., Inc.	3,250	174,460
First Solar, Inc.*	811	44,313
Fiserv, Inc.*	2,889	170,595
FLIR Systems, Inc.	1,620	48,762
Google, Inc. Cl A*	3,134	3,512,303
Harris Corp.	1,195	83,423
Hewlett-Packard Co.	21,654	605,879
Int’l. Business Machines Corp.	11,308	2,121,042
Intel Corp.	55,480	1,440,261
Intuit, Inc.	3,225	246,132
Jabil Circuit, Inc.	2,568	44,786
Juniper Networks, Inc.*	5,646	127,430
KLA-Tencor Corp.	1,868	120,411
Lam Research Corp.*	1,795	97,738
Linear Technology Corp.	2,670	121,619
LSI Corp.	6,221	68,555
MasterCard, Inc. Cl A	1,157	966,627
Microchip Technology, Inc.	2,206	98,719
Micron Technology, Inc.*	12,387	269,541
Microsoft Corp.	86,767	3,247,689

Motorola Solutions, Inc.	2,624	177,120
NetApp, Inc.	3,819	157,114
NVIDIA Corp.	6,402	102,560
Oracle Corp.	43,325	1,657,615
Paychex, Inc.	3,549	161,586
QUALCOMM, Inc.	19,375	1,438,594
Red Hat, Inc.*	1,807	101,264
Salesforce.com, inc.*	6,187	341,461
SanDisk Corp.	2,531	178,537
Seagate Technology PLC	3,608	202,625
Symantec Corp.	8,120	191,470
TE Connectivity Ltd.	4,587	252,790
Teradata Corp.*	1,773	80,654
Texas Instruments, Inc.	12,401	544,528
Total System Services, Inc.	1,836	61,102
VeriSign, Inc.*	1,448	86,561
Visa, Inc. Cl A	5,750	1,280,410
Western Digital Corp.	2,430	203,877
Western Union Co.	6,168	106,398
Xerox Corp.	12,847	156,348
Xilinx, Inc.	3,049	140,010
Yahoo!, Inc.*	10,565	427,249
		34,828,990
MATERIALS (2.0%)
Air Products & Chemicals, Inc.	2,326	260,000
Airgas, Inc.	748	83,664
Alcoa, Inc.	11,934	126,858
Allegheny Technologies, Inc.	1,221	43,504
Avery Dennison Corp.	1,097	55,058
Ball Corp.	1,634	84,412
Bemis Co., Inc.	1,171	47,964
CF Industries Hldgs., Inc.	666	155,205
Cliffs Natural Resources, Inc.	1,708	44,767
Dow Chemical Co.	13,262	588,833
Du Pont (E.I.) de Nemours & Co.	10,353	672,634
Eastman Chemical Co.	1,712	138,158
Ecolab, Inc.	3,052	318,232
FMC Corp.	1,525	115,077
Freeport-McMoRan Copper & Gold, Inc.	11,711	441,973
Int’l. Flavors & Fragrances, Inc.	919	79,016
International Paper Co.	5,046	247,405
LyondellBasell Inds. N.V. Cl A	4,962	398,349
MeadWestvaco Corp.	2,029	74,931
Monsanto Co.	5,918	689,743
Newmont Mining Corp.	5,854	134,818
Nucor Corp.	3,600	192,168
Owens-Illinois, Inc.*	1,850	66,193
PPG Industries, Inc.	1,602	303,835
Praxair, Inc.	3,310	430,399
Sealed Air Corp.	2,170	73,889
Sherwin-Williams Co.	965	177,078
Sigma-Aldrich Corp.	1,360	127,854
The Mosaic Co.	3,803	179,768
United States Steel Corp.	1,592	46,964
Vulcan Materials Co.	1,456	86,516
		6,485,265
TELECOMMUNICATION SERVICES (1.3%)
AT&T, Inc.	59,278	2,084,214
CenturyLink, Inc.	6,873	218,905
Crown Castle International Corp.*	3,811	279,842
Frontier Communications Corp.	11,709	54,447

Verizon Communications, Inc.	32,197	1,582,161
Windstream Hldgs., Inc.	6,744	53,817
		4,273,386
UTILITIES (1.7%)
AES Corp.	7,304	105,981
AGL Resources, Inc.	1,347	63,619
Ameren Corp.	2,699	97,596
American Electric Power Co., Inc.	5,443	254,406
CenterPoint Energy, Inc.	4,841	112,214
CMS Energy Corp.	2,996	80,203
Consolidated Edison, Inc.	3,331	184,138
Dominion Resources, Inc.	6,567	424,819
DTE Energy Co.	1,980	131,452
Duke Energy Corp.	7,932	547,387
Edison International	3,640	168,532
Entergy Corp.	2,016	127,552
Exelon Corp.	9,905	271,298
FirstEnergy Corp.	4,734	156,127
Integrys Energy Group, Inc.	894	48,643
NextEra Energy, Inc.	4,787	409,863
NiSource, Inc.	3,406	111,989
Northeast Utilities	3,557	150,781
NRG Energy, Inc.	3,626	104,139
ONEOK, Inc.	2,339	145,439
Pepco Hldgs., Inc.	2,823	54,004
PG&E Corp.	5,125	206,435
Pinnacle West Capital Corp.	1,251	66,203
PPL Corp.	7,152	215,204
Public Svc. Enterprise Group, Inc.	5,818	186,409
SCANA Corp.	1,588	74,525
Sempra Energy	2,521	226,285
Southern Co.	9,913	407,523
TECO Energy, Inc.	2,313	39,876
Wisconsin Energy Corp.	2,536	104,838
Xcel Energy, Inc.	5,596	156,352
		5,433,832
TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $133,342,735) 58.0%		185,278,213

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	A-1+	0.06	02/13/14	1,500,000	1,499,884
U.S. Treasury Bill (1)	A-1+	0.03	03/20/14	500,000	499,968
					1,999,852
COMMERCIAL PAPER (0.9%)
Pfizer, Inc.†	A-1+	0.10	03/05/14	1,000,000	999,825
Wisconsin Gas Co.	A-1	0.10	01/10/14	1,800,000	1,799,955
					2,799,780
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES
(Cost: $4,799,632) 1.5%					4,799,632

TOTAL INDEXED ASSETS
(Cost: $138,142,367) 59.5%					190,077,845

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.0%)
Aeropostale, Inc.*	29,387	267,127
AFC Enterprises, Inc.*	11,219	431,932
Amazon.com, Inc.*	2,475	987,005
American Axle & Mfg. Hldgs., Inc.*	12,696	259,633
AutoZone, Inc.*	659	314,962
Bally Technologies, Inc.*	3,415	267,907
Bassett Furniture Industries, Inc.	28,053	428,650
Brunswick Corp.	2,725	125,514
Cinemark Hldgs., Inc.	8,080	269,306
Deckers Outdoor Corp.*	7,357	621,373
Diamond Resorts Int’l., Inc.*	7,950	146,757
Discovery Communications, Inc. Cl A*	3,838	347,032
Disney (Walt) Co.	11,399	870,884
Dollar Tree, Inc.*	2,799	157,920
Drew Industries, Inc.	4,753	243,354
Ford Motor Co.	16,682	257,403
General Motors Co.*	8,119	331,824
Haverty Furniture Cos., Inc.	12,627	395,225
Hibbett Sports, Inc.*	2,474	166,278
Home Depot, Inc.	7,734	636,818
HSN, Inc.	3,082	192,009
Johnson Controls, Inc.	4,165	213,665
Macy’s, Inc.	7,974	425,812
MDC Hldgs., Inc.	7,280	234,707
Monro Muffler Brake, Inc.	4,655	262,356
Pep Boys - Manny, Moe & Jack*	18,066	219,321
Red Robin Gourmet Burgers, Inc.*	4,435	326,150
Rent-A-Center, Inc.	12,413	413,850
Ruby Tuesday, Inc.*	28,719	199,023
Shutterfly, Inc.*	14,313	728,961
Sotheby’s	3,147	167,420
Starbucks Corp.	16,835	1,319,696
Steiner Leisure Ltd.*	1,696	83,426
Steve Madden Ltd.*	6,064	221,882
Target Corp.	7,835	495,720
The Men’s Wearhouse, Inc.	1,584	80,911
Time Warner Cable, Inc.	4,260	577,230
Time Warner, Inc.	7,168	499,753
TJX Cos., Inc.	5,518	351,662
Viacom, Inc. Cl B	5,089	444,473
Wolverine World Wide, Inc.	26,177	888,971
		15,873,902
CONSUMER STAPLES (2.6%)
Boston Beer Co., Inc. Cl A*	310	74,955
Coca-Cola Co.	7,698	318,004
ConAgra Foods, Inc.	9,949	335,281
Constellation Brands, Inc. Cl A*	6,487	456,555
Crimson Wine Group Ltd.*	25,050	221,442
Darling International, Inc.*	8,485	177,167
Estee Lauder Cos., Inc. Cl A	5,842	440,019
Farmer Brothers Co.*	15,968	371,416
Hain Celestial Group, Inc.*	3,002	272,522
J.M. Smucker Co.	2,400	248,688
Mondelez International, Inc. Cl A	8,942	315,653
PepsiCo, Inc.	7,816	648,259
Philip Morris Int’l., Inc.	8,499	740,518
Pinnacle Foods, Inc.	7,087	194,609
Proctor & Gamble Co.	12,315	1,002,564
Spectrum Brands Hldgs., Inc.	1,140	80,427
Susser Hldgs. Corp.*	8,571	561,315
The Pantry, Inc.*	17,460	292,979

TreeHouse Foods, Inc.*	1,903	131,155
Vector Group Ltd.	8,996	147,264
Village Super Market, Inc. Cl A	6,104	189,285
Wal-Mart Stores, Inc.	14,005	1,102,053
		8,322,130
ENERGY (3.2%)
Anadarko Petroleum Corp.	5,557	440,781
Apache Corp.	3,762	323,306
Carrizo Oil and Gas, Inc.*	8,492	380,187
Chevron Corp.	5,030	628,297
Emerald Oil, Inc.*	19,858	152,112
Endeavour International Corp.*	36,950	193,988
Energy XXI (Bermuda) Ltd.	20,627	558,167
EOG Resources, Inc.	2,722	456,860
Exxon Mobil Corp.	20,307	2,055,068
Gulf Coast Ultra Deep Royalty Trust*	64,939	135,073
Halliburton Co.	12,513	635,035
Helix Energy Solutions Group*	13,428	311,261
Hess Corp.	3,637	301,871
Kodiak Oil & Gas Corp.*	12,574	140,955
National Oilwell Varco, Inc.	5,629	447,674
Noble Energy, Inc.	9,632	656,036
Occidental Petroleum Corp.	5,923	563,277
PBF Energy, Inc.	24,975	785,714
Range Resources Corp.	3,158	266,251
Sanchez Energy Corp.*	2,628	64,412
Saratoga Resources, Inc.*	34,308	39,111
Synergy Resources Corp.*	6,906	63,950
Targa Resources Corp.	2,636	232,416
Western Refining, Inc.	5,599	237,454
		10,069,256
FINANCIALS (7.3%)
Agree Realty Corp.	2,037	59,114
Alexander’s, Inc.	230	75,900
American Assets Trust, Inc.	5,550	174,437
American Int’l. Group, Inc.	11,571	590,700
AmREIT, Inc. Cl B	7,691	129,209
Aon PLC	3,670	307,876
Ashford Hospitality Prime, Inc	4,411	80,280
Ashford Hospitality Trust, Inc.	17,333	143,517
Aspen Insurance Hldgs. Ltd.	5,265	217,497
BancFirst Corp.	3,883	217,681
Bank of America Corp.	41,917	652,648
Bank of Marin Bancorp	2,699	117,110
Banner Corp.	5,414	242,655
Berkshire Hathaway, Inc. Cl B*	4,705	557,825
Brookline Bancorp, Inc.	24,072	230,369
Bryn Mawr Bank Corp.	6,860	207,035
Capital One Financial Corp.	11,278	864,008
Cash America Int’l., Inc.	5,229	200,271
Chatham Lodging Trust	9,036	184,786
Chesapeake Lodging Trust	10,921	276,192
Citigroup, Inc.	11,032	574,878
Columbia Banking System, Inc.	5,697	156,724
Comerica, Inc.	7,965	378,656
Customers Bancorp, Inc.*	8,007	163,823
Dime Community Bancshares	12,213	206,644
Eagle Bancorp, Inc.*	5,158	157,990
EastGroup Properties, Inc.	2,076	120,263
Ellington Financial LLC	19,157	434,289
Endurance Specialty Hldgs. Ltd.	4,267	250,345

Enterprise Financial Svcs. Corp.	4,970	101,487
Equity Lifestyle Properties, Inc.	5,750	208,323
FBR & Co.*	3,650	96,287
FelCor Lodging Trust, Inc.	37,930	309,509
Financial Engines, Inc.	3,428	238,177
First Interstate BancSytem, Inc.	10,511	298,197
Flushing Financial Corp.	7,095	146,867
Forest City Enterprises, Inc. Cl A*	17,693	337,936
Franklin Resources, Inc.	4,390	253,435
Geo Group, Inc.	3,969	127,881
Glacier Bancorp, Inc.	12,793	381,103
Goldman Sachs Group, Inc.	3,872	686,351
Hanmi Financial Corp.	2,521	55,185
Highwoods Properties, Inc.	7,934	286,973
Investors Bancorp, Inc.	10,969	280,587
iShares Micro-Cap ETF	3,610	271,544
Janus Capital Group, Inc.	21,433	265,126
JPMorgan Chase & Co.	24,967	1,460,070
Marlin Business Svcs. Corp.	12,346	311,119
MB Financial, Inc.	9,831	315,477
Meadowbrook Insurance Group, Inc.	35,846	249,488
MetLife, Inc.	11,439	616,791
Mid-America Apt. Communities, Inc.	2,528	153,551
National Bank Hldgs. Corp. Cl A	10,157	217,360
Northfield Bancorp, Inc.	16,103	212,560
Oritani Financial Corp.	8,682	139,346
Parkway Properties, Inc.	6,454	124,498
Pennsylvania REIT	10,444	198,227
PHH Corp.*	9,659	235,197
PNC Financial Svcs. Grp., Inc.	4,940	383,245
PrivateBancorp, Inc.	7,974	230,688
ProAssurance Corp.	9,023	437,435
Prosperity Bancshares, Inc.	4,480	283,987
PS Business Parks, Inc.	2,154	164,609
S.Y. Bancorp, Inc.	9,068	289,451
Sabra Health Care REIT, Inc.	7,819	204,389
Select Income REIT	11,767	314,650
Simon Property Group, Inc.	4,069	619,139
Sovran Self Storage, Inc.	1,431	93,258
Starwood Property Trust, Inc.	6,151	170,383
Stifel Financial Corp.*	4,797	229,872
SVB Financial Group*	4,005	419,964
Symetra Financial Corp.	18,685	354,268
Terreno Realty Corp.	6,139	108,660
Texas Capital Bancshares, Inc.*	4,445	276,479
Tower Group, Inc.	9,502	32,117
UMB Financial Corp.	4,010	257,763
Urstadt Biddle Pptys., Inc. Cl A	6,149	113,449
ViewPoint Financial Group, Inc.	1,590	43,646
Wells Fargo & Co.	24,266	1,101,676
Westamerica Bancorporation	3,311	186,939
Zions Bancorporation	10,911	326,894
		23,194,335
HEALTH CARE (5.5%)
Abbott Laboratories	3,238	124,113
Abiomed, Inc.*	11,548	308,794
Acorda Therapeutics, Inc.*	3,663	106,960
Align Technology, Inc.*	2,814	160,792
Alnylam Pharmaceuticals, Inc.*	3,580	230,301
AmerisourceBergen Corp.	1,763	123,957
Ani Pharmaceuticals, Inc.*	7,938	159,395

athenahealth, Inc.*	1,684	226,498
Biogen Idec, Inc.*	1,703	476,414
BioScrip, Inc.*	20,944	154,986
BioSpecifics Technologies Corp.*	4,262	92,358
Bruker Corp.*	6,413	126,785
Capital Senior Living Corp.*	7,113	170,641
Celgene Corp.*	5,277	891,602
Cepheid, Inc.*	3,522	164,548
Cerner Corp.*	3,154	175,804
Computer Programs & Systems, Inc.	4,164	257,377
Coronado Biosciences, Inc.*	25,861	68,014
Covidien PLC	4,346	295,963
Cubist Pharmaceuticals, Inc.*	4,319	297,450
Cyberonics, Inc.*	3,297	215,986
DexCom, Inc.*	10,038	355,446
Emergent Biosolutions, Inc.*	9,600	220,704
Ensign Group, Inc.	5,646	249,948
Exact Sciences Corp.*	12,562	146,850
Express Scripts Hldg. Co.*	4,906	344,597
Forest Laboratories, Inc.*	12,892	773,907
Gilead Sciences, Inc.*	11,494	863,774
Harvard Apparatus Regenerative Technology, Inc.*	4,682	22,240
Harvard Bioscience, Inc.*	34,460	161,962
HeartWare International, Inc.*	1,199	112,658
Humana, Inc.	1,730	178,571
Insulet Corp.*	6,793	252,020
Intuitive Surgical, Inc.*	479	183,974
Isis Pharmaceuticals, Inc.*	3,664	145,974
Kindred Healthcare, Inc.	4,928	97,279
Mazor Robotics Ltd. ADR*	9,245	180,462
McKesson Corp.	2,122	342,491
Medicines Co.*	3,780	145,984
Merck & Co., Inc.	17,492	875,475
MWI Veterinary Supply, Inc.*	1,550	264,415
Mylan, Inc.*	17,044	739,710
Neogen Corp.*	5,646	258,022
Omeros Corp.*	10,887	122,914
OSI Pharmaceuticals, Inc. - rights*	1,570	16
PAREXEL International Corp.*	6,706	302,977
Pfizer, Inc.	40,982	1,255,279
Pharmacyclics, Inc.*	1,855	196,222
Prestige Brands Hldgs., Inc.*	8,659	309,992
QLT, Inc.	46,178	257,211
Questcor Pharmaceuticals, Inc.	3,390	184,586
Salix Pharmaceuticals Ltd.*	1,465	131,762
Seattle Genetics, Inc.*	3,341	133,272
Solta Medical, Inc.*	49,800	146,910
St. Jude Medical, Inc.	4,232	262,172
Stryker Corp.	5,568	418,380
Supernus Pharmaceuticals, Inc.*	78,603	592,666
Synageva BioPharma Corp.*	1,292	83,618
Team Health Hldgs., Inc.*	2,095	95,427
TearLab Corp.*	31,424	293,500
Thoratec Corp.*	2,359	86,339
UnitedHealth Group, Inc.	4,884	367,765
Universal American Corp.	11,188	81,672
Vascular Solutions, Inc.*	8,066	186,728
WellCare Health Plans, Inc.*	3,856	271,540
		17,526,149
INDUSTRIALS (5.1%)
Acuity Brands, Inc.	1,355	148,129

Alaska Air Group, Inc.	3,965	290,912
Allegiant Travel Co.	1,998	210,669
American Railcar Inds., Inc.	10,636	486,597
Astronics Corp.*	15,504	790,704
AZZ, Inc.	13,163	643,144
Beacon Roofing Supply, Inc.*	5,766	232,254
Boeing Co.	8,402	1,146,789
Chart Industries, Inc.*	1,021	97,648
CIRCOR International, Inc.	4,572	369,326
Corporate Executive Board Co.	4,324	334,807
Cummins, Inc.	4,266	601,378
Deluxe Corp.	2,623	136,894
Encore Wire Corp.	6,763	366,555
EnPro Industries, Inc.*	4,439	255,908
Expeditors Int’l. of Wash.	7,837	346,787
FedEx Corp.	4,275	614,617
General Electric Co.	49,413	1,385,046
Healthcare Svcs. Group, Inc.	10,073	285,771
Miller Industries, Inc.	18,498	344,618
Mueller Industries, Inc.	12,438	783,718
Mueller Water Product, Inc. Cl A	27,281	255,623
Old Dominion Freight Line, Inc.*	19,476	1,032,618
On Assignment, Inc.*	13,433	469,080
Orbital Sciences Corp.*	10,397	242,250
Precision Castparts Corp.	3,349	901,886
Raven Industries, Inc.	14,760	607,226
Roper Industries, Inc.	8,544	1,184,882
Steelcase, Inc.	4,000	63,440
Sun Hydraulics Corp.	5,868	239,590
Teledyne Technologies, Inc.*	3,036	278,887
The Advisory Board Co.*	4,911	312,683
Union Pacific Corp.	2,988	501,984
USG Corp.*	4,267	121,097
Wabash National Corp.*	15,495	191,363
		16,274,880
INFORMATION TECHNOLOGY (7.0%)
Analog Devices, Inc.	6,016	306,395
Anixter International, Inc.	5,461	490,617
Apple, Inc.	4,295	2,409,967
ARRIS Group, Inc.*	29,199	711,433
Aspen Technology, Inc.*	3,219	134,554
Automatic Data Processing, Inc.	5,099	412,050
Blucora, Inc.*	1,110	32,368
Brightcove, Inc.*	31,907	451,165
Broadcom Corp. Cl A	10,734	318,263
CalAmp Corp.*	11,928	333,626
Cavium, Inc.*	6,815	235,186
Cisco Systems, Inc.	22,656	508,627
Coherent, Inc.*	2,560	190,438
CommVault Systems, Inc.*	6,346	475,188
comScore, Inc.*	8,677	248,249
Cornerstone OnDemand, Inc.*	3,468	184,983
CoStar Group, Inc.*	1,062	196,024
Electronics for Imaging, Inc.*	6,945	268,980
Emulex Corp.*	23,142	165,697
F5 Networks, Inc.*	1,456	132,292
FEI Company	2,185	195,252
Google, Inc. Cl A*	1,134	1,270,885
iGATE Corp.*	10,824	434,692
Imation Corp.*	32,688	152,980
Imperva, Inc.*	6,107	293,930

Informatica Corp.*	4,972	206,338
Int’l. Business Machines Corp.	4,287	804,113
Jive Software, Inc.*	8,576	96,480
KLA-Tencor Corp.	3,288	211,944
LogMeIn, Inc.*	9,631	323,120
MasterCard, Inc. Cl A	647	540,543
MAXIMUS, Inc.	8,400	369,516
Microsemi Corp.*	15,623	389,794
Microsoft Corp.	25,940	970,934
MKS Instruments, Inc.	5,519	165,239
Monolithic Power Systems, Inc.*	15,529	538,235
Nanometrics, Inc.*	20,311	386,925
NetApp, Inc.	1,578	64,919
Nova Measuring Instruments Ltd.*	8,270	81,377
Oracle Corp.	16,326	624,633
Plantronics, Inc.	2,529	117,472
Proofpoint, Inc.*	13,095	434,361
PTC, Inc.*	6,927	245,147
QLIK Technologies, Inc.*	10,732	285,793
QUALCOMM, Inc.	9,230	685,328
Responsys, Inc.*	14,319	392,484
Richardson Electronics Ltd.	36,260	411,914
Rogers Corp.*	5,619	345,569
Salesforce.com, inc.*	14,350	791,977
Semtech Corp.*	2,533	64,034
Synaptics, Inc.*	4,295	222,524
Teradata Corp.*	4,773	217,124
Teradyne, Inc.*	8,347	147,074
Texas Instruments, Inc.	7,484	328,622
TIBCO Software, Inc.*	11,966	268,995
TTM Technologies, Inc.*	12,992	111,471
Ultimate Software Group, Inc.*	1,029	157,663
ValueClick, Inc.*	5,902	137,930
WEX, Inc.*	1,919	190,039
Yahoo!, Inc.*	8,872	358,784
		22,242,256
MATERIALS (1.9%)
Ball Corp.	6,764	349,428
Boise Cascade Co.*	2,987	88,057
CF Industries Hldgs., Inc.	1,241	289,203
Clearwater Paper Corp.*	3,044	159,810
Commercial Metals Co.	7,303	148,470
Crown Hldgs., Inc.*	10,739	478,637
CVR Partners LP	7,653	125,968
Dow Chemical Co.	9,095	403,818
Eastman Chemical Co.	7,136	575,875
FMC Corp.	2,046	154,391
Freeport-McMoRan Copper & Gold, Inc.	9,277	350,114
Horsehead Hldg. Corp.*	12,203	197,811
Kaiser Aluminum Corp.	6,996	491,399
Kraton Performance Polymers, Inc.*	10,415	240,066
Landec Corp.*	22,989	278,627
Louisiana-Pacific Corp.*	5,516	102,101
LSB Industries, Inc.*	4,185	171,669
McEwen Mining, Inc.*	23,383	45,831
Resolute Forest Products*	15,758	252,443
Schnitzer Steel Industries, Inc. Cl A	9,443	308,503
Silgan Hldgs., Inc.	13,171	632,472
Stepan Co.	3,641	238,959
Universal Stainless & Alloy Products, Inc.*	2,234	80,558
		6,164,210

TELECOMMUNICATION SERVICES (0.6%)
AT&T, Inc.	25,664	902,346
Boingo Wireless, Inc.*	14,844	95,150
Consolidated Comms. Hldgs., Inc.	13,721	269,344
IDT Corp. Cl B	6,293	112,456
Verizon Communications, Inc.	7,373	362,309
		1,741,605
UTILITIES (1.1%)
Ameren Corp.	2,498	90,328
Avista Corp.	11,531	325,059
Black Hills Corp.	3,668	192,607
Dominion Resources, Inc.	7,773	502,835
Edison International	4,496	208,165
Idacorp, Inc.	5,966	309,277
Northwest Natural Gas Co.	3,654	156,464
NorthWestern Corp.	5,428	235,141
PNM Resources, Inc.	9,870	238,064
Portland General Electric Co.	5,961	180,022
PPL Corp.	4,985	149,999
Public Svc. Enterprise Group, Inc.	8,757	280,574
Sempra Energy	4,089	367,029
UNS Energy Corp.	5,393	322,771
		3,558,335
TOTAL ACTIVE ASSETS - COMMON STOCKS
(Cost: $86,344,825) 39.3%		124,967,058
ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	556	161,256
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS
(Cost: $55,600) 0.1%		161,256

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill	A-1+	0.05	03/20/14	500,000	499,951
U.S. GOVERNMENT AGENCIES (0.2%)
FHLB	A-1+	0.10	03/19/14	600,000	599,865
COMMERCIAL PAPER (0.2%)
Exxon Mobil Corp.	A-1+	0.02	01/03/14	500,000	499,999
TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES
(Cost: $1,599,815) 0.6%					1,599,815

TOTAL ACTIVE ASSETS
(Cost: $88,000,240) 40.0%					126,728,129

TEMPORARY CASH INVESTMENTS (2)
(Cost: $853,900) 0.3%					853,900

TOTAL INVESTMENTS
(Cost: $226,996,507) 99.8%					317,659,874

OTHER NET ASSETS 0.2%					623,679

NET ASSETS 100.0%					$318,283,553

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.2%)
Aeropostale, Inc.*	115,930	1,053,804
Bassett Furniture Industries, Inc.	332,583	5,081,868
Deckers Outdoor Corp.*	45,830	3,870,802
Diamond Resorts Int’l., Inc.*	86,360	1,594,206
Pep Boys - Manny, Moe & Jack*	206,040	2,501,326
Rent-A-Center, Inc.	81,349	2,712,176
Ruby Tuesday, Inc.*	341,970	2,369,852
Shutterfly, Inc.*	95,876	4,882,965
The Men’s Wearhouse, Inc.	18,921	966,485
Wolverine World Wide, Inc.	178,596	6,065,120
		31,098,604
CONSUMER STAPLES (2.9%)
Crimson Wine Group Ltd.*	254,403	2,248,923
Farmer Brothers Co.*	157,762	3,669,544
The Pantry, Inc.*	206,504	3,465,137
Vector Group Ltd.	107,317	1,756,779
		11,140,383
ENERGY (6.4%)
Carrizo Oil and Gas, Inc.*	101,265	4,533,634
Emerald Oil, Inc.*	236,646	1,812,708
Endeavour International Corp.*	441,963	2,320,306
Energy XXI (Bermuda) Ltd.	244,364	6,612,490
Gulf Coast Ultra Deep Royalty Trust*	715,942	1,489,159
Helix Energy Solutions Group*	88,177	2,043,943
PBF Energy, Inc.	167,216	5,260,615
Saratoga Resources, Inc.*	390,476	445,143
		24,517,998
FINANCIALS (36.5%)
Agree Realty Corp.	24,374	707,333
Alexander’s, Inc.	2,760	910,800
Ashford Hospitality Prime, Inc	52,638	958,012
Ashford Hospitality Trust, Inc.	206,867	1,712,859
Aspen Insurance Hldgs. Ltd.	62,380	2,576,918
BancFirst Corp.	45,957	2,576,349
Bank of Marin Bancorp	32,600	1,414,514
Banner Corp.	64,739	2,901,602
Brookline Bancorp, Inc.	294,597	2,819,293
Bryn Mawr Bank Corp.	82,808	2,499,145
Cash America Int’l., Inc.	59,376	2,274,101
Chatham Lodging Trust	107,799	2,204,490
Chesapeake Lodging Trust	132,737	3,356,919
Columbia Banking System, Inc.	67,215	1,849,085
Customers Bancorp, Inc.*	95,636	1,956,713
Dime Community Bancshares	145,612	2,463,755
Eagle Bancorp, Inc.*	59,698	1,828,550
EastGroup Properties, Inc.	23,800	1,378,734
Ellington Financial LLC	225,399	5,109,795
Enterprise Financial Svcs. Corp.	48,370	987,715
Equity Lifestyle Properties, Inc.	65,557	2,375,130
FBR & Co.*	41,524	1,095,403
FelCor Lodging Trust, Inc.	452,871	3,695,427
First Interstate BancSytem, Inc.	127,917	3,629,005
Flushing Financial Corp.	82,056	1,698,559
Forest City Enterprises, Inc. Cl A*	214,248	4,092,137
Geo Group, Inc.	47,428	1,528,130
Glacier Bancorp, Inc.	158,553	4,723,294
Hanmi Financial Corp.	30,117	659,261
Highwoods Properties, Inc.	95,615	3,458,395

Investors Bancorp, Inc.	145,264	3,715,853
iShares Russell 2000 Value ETF	19,600	1,950,200
Janus Capital Group, Inc.	244,221	3,021,014
Marlin Business Svcs. Corp.	137,827	3,473,240
MB Financial, Inc.	117,452	3,769,035
Meadowbrook Insurance Group, Inc.	420,998	2,930,146
Mid-America Apt. Communities, Inc.	28,818	1,750,405
National Bank Hldgs. Corp. Cl A	110,505	2,364,807
Northfield Bancorp, Inc.	192,007	2,534,492
Parkway Properties, Inc.	76,989	1,485,118
Pennsylvania REIT	123,472	2,343,499
PHH Corp.*	115,958	2,823,577
PrivateBancorp, Inc.	95,248	2,755,525
ProAssurance Corp.	108,732	5,271,327
Prosperity Bancshares, Inc.	54,395	3,448,099
S.Y. Bancorp, Inc.	108,349	3,458,500
Select Income REIT	139,884	3,740,498
Sovran Self Storage, Inc.	17,091	1,113,820
SVB Financial Group*	46,230	4,847,678
Symetra Financial Corp.	222,707	4,222,525
Terreno Realty Corp.	72,670	1,286,259
Tower Group, Inc.	88,773	300,053
UMB Financial Corp.	48,713	3,131,272
Urstadt Biddle Pptys., Inc. Cl A	74,959	1,382,994
ViewPoint Financial Group, Inc.	16,140	443,043
Westamerica Bancorporation	39,167	2,211,369
		139,215,771
HEALTH CARE (6.6%)
Ani Pharmaceuticals, Inc.*	78,403	1,574,332
Capital Senior Living Corp.*	80,846	1,939,496
Computer Programs & Systems, Inc.	49,236	3,043,277
Ensign Group, Inc.	22,203	982,927
Harvard Apparatus Regenerative Technology, Inc.*	53,077	252,116
Harvard Bioscience, Inc.*	346,235	1,627,305
Kindred Healthcare, Inc.	58,785	1,160,416
Prestige Brands Hldgs., Inc.*	103,213	3,695,025
QLT, Inc.	515,672	2,872,293
Solta Medical, Inc.*	595,698	1,757,309
Supernus Pharmaceuticals, Inc.*	440,958	3,324,823
TearLab Corp.*	225,488	2,106,058
Universal American Corp.	132,999	970,893
		25,306,270
INDUSTRIALS (12.3%)
Alaska Air Group, Inc.	47,214	3,464,091
American Railcar Inds., Inc.	126,611	5,792,453
AZZ, Inc.	107,725	5,263,444
Deluxe Corp.	31,403	1,638,923
Encore Wire Corp.	77,117	4,179,741
Miller Industries, Inc.	213,048	3,969,084
Mueller Industries, Inc.	134,663	8,485,115
Old Dominion Freight Line, Inc.*	151,959	8,056,866
Orbital Sciences Corp.*	124,313	2,896,493
Steelcase, Inc.	47,190	748,433
Wabash National Corp.*	184,778	2,282,008
		46,776,651
INFORMATION TECHNOLOGY (9.7%)
Anixter International, Inc.	32,844	2,950,705
ARRIS Group, Inc.*	140,372	3,420,164
Blucora, Inc.*	13,130	382,871
Brightcove, Inc.*	68,625	970,358
Coherent, Inc.*	30,318	2,255,356

CommVault Systems, Inc.*	19,966	1,495,054
Emulex Corp.*	267,831	1,917,670
Imation Corp.*	375,791	1,758,702
LogMeIn, Inc.*	50,550	1,695,953
Microsemi Corp.*	98,713	2,462,889
MKS Instruments, Inc.	65,304	1,955,202
Monolithic Power Systems, Inc.*	83,828	2,905,478
Nanometrics, Inc.*	117,043	2,229,669
Nova Measuring Instruments Ltd.*	80,630	793,399
Proofpoint, Inc.*	49,470	1,640,920
Richardson Electronics Ltd.	424,495	4,822,263
Semtech Corp.*	30,151	762,217
TIBCO Software, Inc.*	60,146	1,352,082
TTM Technologies, Inc.*	148,174	1,271,333
		37,042,285
MATERIALS (8.5%)
Boise Cascade Co.*	30,087	886,965
Commercial Metals Co.	86,974	1,768,181
Crown Hldgs., Inc.*	128,092	5,709,060
Horsehead Hldg. Corp.*	145,683	2,361,521
Kaiser Aluminum Corp.	83,329	5,853,029
Kraton Performance Polymers, Inc.*	124,452	2,868,619
LSB Industries, Inc.*	49,280	2,021,466
McEwen Mining, Inc.*	274,490	538,000
Schnitzer Steel Industries, Inc. Cl A	112,576	3,677,858
Silgan Hldgs., Inc.	117,388	5,636,972
Universal Stainless & Alloy Products, Inc.*	26,709	963,127
		32,284,798
TELECOMMUNICATION SERVICES (0.7%)
Consolidated Comms. Hldgs., Inc.	75,977	1,491,429
IDT Corp. Cl B	74,190	1,325,775
		2,817,204
UTILITIES (5.5%)
Avista Corp.	132,659	3,739,657
Black Hills Corp.	43,744	2,296,997
Idacorp, Inc.	68,661	3,559,386
Northwest Natural Gas Co.	42,020	1,799,296
NorthWestern Corp.	20,238	876,710
PNM Resources, Inc.	117,820	2,841,818
Portland General Electric Co.	71,052	2,145,770
UNS Energy Corp.	64,348	3,851,228
		21,110,862
TOTAL COMMON STOCKS
(Cost: $273,903,517) 97.3%		371,310,826

CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.3%)
Energy XXI (Bermuda) Ltd., 7.25%	4,255	1,234,069
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $425,500) 0.3%		1,234,069

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill	A-1+	0.04	03/20/14	1,000,000	999,908
U.S. Treasury Bill	A-1+	0.06	03/13/14	3,000,000	2,999,660
					3,999,568
COMMERCIAL PAPER (1.2%)
Exxon Mobil Corp.	A-1+	0.02	01/03/14	2,700,000	2,699,997
Toyota Motor Credit Corp.	A-1+	0.09	01/14/14	2,000,000	1,999,935
					4,699,932
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $8,699,500) 2.3%					8,699,500

TOTAL INVESTMENTS
(Cost: $283,028,517) 99.9%					381,244,395

OTHER NET ASSETS 0.1%					477,573

NET ASSETS 100.0%					$381,721,968

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.4%)
Aeropostale, Inc.*	257,895	2,344,266
AFC Enterprises, Inc.*	153,059	5,892,772
American Axle & Mfg. Hldgs., Inc.*	171,732	3,511,919
Bally Technologies, Inc.*	44,664	3,503,891
Brunswick Corp.	35,641	1,641,624
Cinemark Hldgs., Inc.	107,430	3,580,642
Deckers Outdoor Corp.*	45,968	3,882,457
Drew Industries, Inc.	64,174	3,285,709
Haverty Furniture Cos., Inc.	134,078	4,196,641
Hibbett Sports, Inc.*	30,102	2,023,155
HSN, Inc.	40,977	2,552,867
MDC Hldgs., Inc.	95,530	3,079,887
Monro Muffler Brake, Inc.	61,863	3,486,599
Red Robin Gourmet Burgers, Inc.*	59,474	4,373,718
Rent-A-Center, Inc.	73,482	2,449,890
Shutterfly, Inc.*	84,054	4,280,870
Sotheby’s	42,506	2,261,319
Steiner Leisure Ltd.*	22,806	1,121,827
Steve Madden Ltd.*	81,917	2,997,343
Wolverine World Wide, Inc.	141,707	4,812,370
		65,279,766
CONSUMER STAPLES (5.2%)
Boston Beer Co., Inc. Cl A*	4,111	993,999
Darling International, Inc.*	111,233	2,322,545
Hain Celestial Group, Inc.*	38,978	3,538,423
Pinnacle Foods, Inc.	94,087	2,583,629
Spectrum Brands Hldgs., Inc.	14,980	1,056,839
Susser Hldgs. Corp.*	114,915	7,525,783
TreeHouse Foods, Inc.*	24,903	1,716,315
Village Super Market, Inc. Cl A	67,229	2,084,771
		21,822,304
ENERGY (3.6%)
Helix Energy Solutions Group*	80,302	1,861,400
Kodiak Oil & Gas Corp.*	164,983	1,849,459
PBF Energy, Inc.	117,571	3,698,784
Sanchez Energy Corp.*	35,760	876,478
Synergy Resources Corp.*	94,302	873,237
Targa Resources Corp.	35,189	3,102,614
Western Refining, Inc.	73,486	3,116,541
		15,378,513
FINANCIALS (7.0%)
American Assets Trust, Inc.	72,851	2,289,707
AmREIT, Inc. Cl B	100,895	1,695,036
Endurance Specialty Hldgs. Ltd.	57,214	3,356,745
Financial Engines, Inc.	46,089	3,202,264
iShares Micro-Cap ETF	47,850	3,599,277
Oritani Financial Corp.	115,477	1,853,406
PS Business Parks, Inc.	28,261	2,159,706
Sabra Health Care REIT, Inc.	102,514	2,679,716
Starwood Property Trust, Inc.	80,144	2,219,989
Stifel Financial Corp.*	63,824	3,058,446
Texas Capital Bancshares, Inc.*	58,326	3,627,877
		29,742,169
HEALTH CARE (20.5%)
Abiomed, Inc.*	150,972	4,036,991
Acorda Therapeutics, Inc.*	48,064	1,403,469
Align Technology, Inc.*	36,742	2,099,438
Alnylam Pharmaceuticals, Inc.*	48,194	3,100,320

athenahealth, Inc.*	21,458	2,886,101
BioScrip, Inc.*	280,104	2,072,770
BioSpecifics Technologies Corp.*	54,379	1,178,393
Bruker Corp.*	89,959	1,778,489
Cepheid, Inc.*	46,740	2,183,693
Coronado Biosciences, Inc.*	339,204	892,107
Cubist Pharmaceuticals, Inc.*	56,665	3,902,519
Cyberonics, Inc.*	44,197	2,895,345
DexCom, Inc.*	131,047	4,640,374
Emergent Biosolutions, Inc.*	114,489	2,632,102
Ensign Group, Inc.	51,278	2,270,077
Exact Sciences Corp.*	167,579	1,958,999
HeartWare International, Inc.*	16,061	1,509,092
Insulet Corp.*	87,565	3,248,662
Isis Pharmaceuticals, Inc.*	49,152	1,958,216
Mazor Robotics Ltd. ADR*	126,291	2,465,200
Medicines Co.*	49,564	1,914,162
MWI Veterinary Supply, Inc.*	20,903	3,565,843
Neogen Corp.*	73,172	3,343,960
Omeros Corp.*	142,614	1,610,112
PAREXEL International Corp.*	91,580	4,137,584
Pharmacyclics, Inc.*	24,811	2,624,508
Questcor Pharmaceuticals, Inc.	45,576	2,481,613
Salix Pharmaceuticals Ltd.*	19,504	1,754,190
Seattle Genetics, Inc.*	44,656	1,781,328
Supernus Pharmaceuticals, Inc.*	441,729	3,330,637
Synageva BioPharma Corp.*	16,555	1,071,440
Team Health Hldgs., Inc.*	27,520	1,253,536
TearLab Corp.*	164,293	1,534,497
Thoratec Corp.*	31,587	1,156,084
Vascular Solutions, Inc.*	105,884	2,451,215
WellCare Health Plans, Inc.*	52,563	3,701,486
		86,824,552
INDUSTRIALS (16.6%)
Acuity Brands, Inc.	18,590	2,032,259
Allegiant Travel Co.	26,363	2,779,715
Astronics Corp.*	166,264	8,479,460
AZZ, Inc.	53,581	2,617,968
Beacon Roofing Supply, Inc.*	70,315	2,832,288
Chart Industries, Inc.*	13,987	1,337,717
CIRCOR International, Inc.	57,055	4,608,903
Corporate Executive Board Co.	56,377	4,365,271
EnPro Industries, Inc.*	56,609	3,263,509
Healthcare Svcs. Group, Inc.	135,314	3,838,858
Mueller Water Product, Inc. Cl A	366,204	3,431,331
Old Dominion Freight Line, Inc.*	91,814	4,867,978
On Assignment, Inc.*	183,214	6,397,833
Raven Industries, Inc.	159,046	6,543,152
Sun Hydraulics Corp.	77,035	3,145,339
Teledyne Technologies, Inc.*	40,416	3,712,614
The Advisory Board Co.*	64,630	4,114,992
USG Corp.*	58,444	1,658,641
		70,027,828
INFORMATION TECHNOLOGY (25.3%)
Anixter International, Inc.	35,077	3,151,318
ARRIS Group, Inc.*	226,059	5,507,928
Aspen Technology, Inc.*	42,869	1,791,924
Brightcove, Inc.*	348,349	4,925,655
CalAmp Corp.*	159,451	4,459,844
Cavium, Inc.*	90,400	3,119,704
CommVault Systems, Inc.*	62,398	4,672,362

comScore, Inc.*	113,270	3,240,655
Cornerstone OnDemand, Inc.*	46,122	2,460,147
CoStar Group, Inc.*	14,218	2,624,358
Electronics for Imaging, Inc.*	74,987	2,904,247
FEI Company	28,584	2,554,266
iGATE Corp.*	143,000	5,742,880
Imperva, Inc.*	82,536	3,972,458
Informatica Corp.*	66,059	2,741,449
Jive Software, Inc.*	114,080	1,283,400
LogMeIn, Inc.*	70,208	2,355,478
MAXIMUS, Inc.	110,058	4,841,451
Microsemi Corp.*	94,054	2,346,647
Monolithic Power Systems, Inc.*	114,016	3,951,795
Nanometrics, Inc.*	136,673	2,603,621
Plantronics, Inc.	34,197	1,588,451
Proofpoint, Inc.*	119,510	3,964,147
PTC, Inc.*	90,614	3,206,829
QLIK Technologies, Inc.*	146,584	3,903,532
Responsys, Inc.*	187,513	5,139,731
Rogers Corp.*	74,726	4,595,649
Synaptics, Inc.*	57,172	2,962,081
Teradyne, Inc.*	111,054	1,956,771
TIBCO Software, Inc.*	89,791	2,018,502
Ultimate Software Group, Inc.*	13,648	2,091,147
ValueClick, Inc.*	79,310	1,853,475
WEX, Inc.*	25,002	2,475,948
		107,007,850
MATERIALS (4.0%)
Clearwater Paper Corp.*	40,466	2,124,465
CVR Partners LP	103,955	1,711,099
Landec Corp.*	310,153	3,759,054
Louisiana-Pacific Corp.*	72,371	1,339,587
Resolute Forest Products*	170,062	2,724,393
Silgan Hldgs., Inc.	47,132	2,263,279
Stepan Co.	48,801	3,202,810
		17,124,687
TELECOMMUNICATION SERVICES (0.7%)
Boingo Wireless, Inc.*	199,123	1,276,378
Consolidated Comms. Hldgs., Inc.	93,704	1,839,410
		3,115,788
UTILITIES (0.5%)
NorthWestern Corp.	49,711	2,153,481

TOTAL COMMON STOCKS (Cost: $300,736,838) 98.8%		418,476,938

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill	A-1+	0.05	03/20/14	1,000,000	999,903
COMMERCIAL PAPER (0.9%)
Exxon Mobil Corp.	A-1+	0.02	01/03/14	2,500,000	2,499,997
Wisconsin Gas Co.	A-1	0.10	01/10/14	1,050,000	1,049,974
					3,549,971
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,549,874) 1.1%					4,549,874

TOTAL INVESTMENTS (Cost: $305,286,712) 99.9%					423,026,812

OTHER NET ASSETS 0.1%					474,808

NET ASSETS 100.0%					$423,501,620

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.3%)
Abercrombie & Fitch Co. Cl A	12,640	415,982
Deckers Outdoor Corp.*	8,527	720,190
Dillard’s, Inc. Cl A	6,429	624,963
Discovery Communications, Inc. Cl A*	8,348	754,826
Lamar Advertising Co. Cl A*	5,638	294,586
Liberty Interactive Corp. Cl A*	12,920	379,202
Mohawk Industries, Inc.*	2,590	385,651
Newell Rubbermaid, Inc.	27,346	886,284
Rent-A-Center, Inc.	10,874	362,539
Shutterfly, Inc.*	16,376	834,030
TRW Automotive Hldgs. Corp.*	4,740	352,609
V.F. Corp.	6,980	435,133
Whirlpool Corp.	1,923	301,642
		6,747,637
CONSUMER STAPLES (3.4%)
ConAgra Foods, Inc.	22,395	754,712
Constellation Brands, Inc. Cl A*	3,702	260,547
Hillshire Brands Co.	10,950	366,168
J.M. Smucker Co.	7,187	744,717
Vector Group Ltd.	19,181	313,993
		2,440,137
ENERGY (6.9%)
Atwood Oceanics, Inc.*	6,615	353,175
Denbury Resources, Inc.*	21,870	359,324
Energy XXI (Bermuda) Ltd.	36,067	975,973
Gulf Coast Ultra Deep Royalty Trust*	132,961	276,559
Noble Energy, Inc.	26,091	1,777,058
Tesoro Corp.	14,863	869,486
Valero Energy Corp.	7,374	371,650
		4,983,225
FINANCIALS (30.4%)
Alexander’s, Inc.	520	171,600
American Financial Group, Inc.	23,890	1,378,931
Ameriprise Financial, Inc.	16,482	1,896,254
Aon PLC	8,618	722,964
Associated Banc-Corp.	37,165	646,671
Assurant, Inc.	3,756	249,286
BOK Financial Corp.	12,564	833,244
Brandywine Realty Trust	34,352	484,020
CBL & Associates Pptys., Inc.	33,142	595,230
CIT Group, Inc.	3,550	185,062
City National Corp.	3,620	286,776
Comerica, Inc.	18,194	864,943
DDR Corp.	20,739	318,758
Discover Financial Svcs.	13,610	761,480
Duke Realty Corp.	37,884	569,775
Equity Lifestyle Properties, Inc.	12,722	460,918
Everest Re Group Ltd.	6,031	940,052
Fifth Third Bancorp	34,575	727,112
Fulton Financial Corp.	13,693	179,104
Hartford Financial Svcs. Group, Inc.	11,800	427,514
HCC Insurance Hldgs., Inc.	5,380	248,233
Health Care REIT, Inc.	4,890	261,957
Highwoods Properties, Inc.	8,370	302,743
Home Properties, Inc.	10,683	572,822
Host Hotels & Resorts, Inc.	36,507	709,696
Howard Hughes Corp.*	1,952	234,435
Huntington Bancshares, Inc.	30,140	290,851

ING US, Inc.	20,320	714,248
KeyCorp	40,036	537,283
Kilroy Realty Corp.	11,457	574,912
Leucadia National Corp.	7,300	206,882
Lincoln National Corp.	11,945	616,601
M&T Bank Corp.	2,907	338,433
People’s United Financial, Inc.	4,881	73,801
Progressive Corp.	19,008	518,348
Reinsurance Grp. of America, Inc.	9,168	709,695
RLJ Lodging Trust	14,320	348,262
Starwood Property Trust, Inc.	9,335	258,580
SVB Financial Group*	2,260	236,984
Vornado Realty Trust	10,423	925,458
Weingarten Realty Investors	11,060	303,265
Weyerhaeuser Co.	11,690	369,053
		22,052,236
HEALTH CARE (9.7%)
Agilent Technologies, Inc.	7,430	424,922
AmerisourceBergen Corp.	5,087	357,667
Cardinal Health, Inc.	9,080	606,635
CareFusion Corp.*	4,520	179,986
CIGNA Corp.	8,350	730,458
Forest Laboratories, Inc.*	9,414	565,122
HCA Hldgs., Inc.*	14,988	715,077
Hospira, Inc.*	9,877	407,723
Humana, Inc.	7,401	763,931
MEDNAX, Inc.*	13,416	716,146
Mylan, Inc.*	9,432	409,349
PAREXEL International Corp.*	9,900	447,282
Patterson Cos., Inc.	8,350	344,020
Zimmer Hldgs., Inc.	3,840	357,850
		7,026,168
INDUSTRIALS (10.2%)
Alaska Air Group, Inc.	5,650	414,541
AMERCO	1,560	371,030
AZZ, Inc.	4,615	225,489
Delta Air Lines, Inc.	12,380	340,079
Flowserve Corp.	2,451	193,212
Genesee & Wyoming, Inc. Cl A*	4,020	386,121
Joy Global, Inc.	9,569	559,691
Kirby Corp.*	6,098	605,227
L-3 Communications Hldgs., Inc.	3,547	379,032
Lincoln Electric Hldgs., Inc.	4,890	348,853
Old Dominion Freight Line, Inc.*	22,788	1,208,220
Oshkosh Corp.	16,326	822,504
Snap-on, Inc.	3,330	364,702
Triumph Group, Inc.	9,669	735,521
United Rentals, Inc.*	4,940	385,073
		7,339,295
INFORMATION TECHNOLOGY (9.7%)
Analog Devices, Inc.	8,232	419,256
Avago Technologies Ltd.	9,495	502,191
Avnet, Inc.	9,060	399,637
Coherent, Inc.*	10,383	772,391
CommVault Systems, Inc.*	5,430	406,598
Equinix, Inc.*	2,120	376,194
F5 Networks, Inc.*	3,066	278,577
Harris Corp.	4,073	284,336
Informatica Corp.*	10,609	440,274
KLA-Tencor Corp.	5,951	383,601
Micron Technology, Inc.*	19,520	424,755
Microsemi Corp.*	19,164	478,142

NCR Corp.*	16,859	574,218
NetApp, Inc.	3,914	161,022
Silicon Laboratories, Inc.*	6,535	283,031
Symantec Corp.	6,380	150,440
Teradata Corp.*	7,548	343,359
TIBCO Software, Inc.*	13,331	299,681
		6,977,703
MATERIALS (7.6%)
Agnico-Eagle Mines Ltd.	5,483	144,642
Cliffs Natural Resources, Inc.	6,870	180,063
Crown Hldgs., Inc.*	44,814	1,997,356
Cytec Industries, Inc.	8,518	793,537
Eastman Chemical Co.	11,162	900,773
Grace (W.R.) & Co.*	1,830	180,932
International Paper Co.	7,300	357,919
Packaging Corp. of America	8,460	535,349
RPM International, Inc.	9,431	391,481
		5,482,052
TELECOMMUNICATION SERVICES (0.3%)
T-Mobile US, Inc.	5,510	185,356

UTILITIES (9.8%)
Ameren Corp.	23,250	840,720
Atmos Energy Corp.	13,565	616,122
Edison International	22,909	1,060,687
Entergy Corp.	6,655	421,062
FirstEnergy Corp.	14,727	485,696
Great Plains Energy, Inc.	29,167	707,008
ITC Hldgs. Corp.	6,587	631,166
Northeast Utilities	8,140	345,055
PPL Corp.	21,930	659,874
Public Svc. Enterprise Group, Inc.	19,930	638,557
Sempra Energy	7,610	683,074
		7,089,021
TOTAL COMMON STOCKS (Cost: $55,137,506) 97.3%		70,322,830

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill	A-1+	0.05	03/20/14	1,000,000	999,880
COMMERCIAL PAPER (1.2%)
Exxon Mobil Corp.	A-1+	0.02	01/03/14	400,000	400,000
Wisconsin Gas Co.	A-1	0.10	01/10/14	500,000	499,988
					899,988
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,899,868) 2.6%					1,899,868

TOTAL INVESTMENTS (Cost: $57,037,374) 99.9%					72,222,698

OTHER NET ASSETS 0.1%					108,612

NET ASSETS 100.0%					$72,331,310

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.6%)
Aaron’s, Inc.	44,042	1,294,835
Abercrombie & Fitch Co. Cl A	42,361	1,394,101
Advance Auto Parts, Inc.	41,441	4,586,690
AMC Networks, Inc. Cl A*	33,197	2,261,048
American Eagle Outfitters, Inc.	96,172	1,384,877
ANN, Inc.*	25,863	945,551
Apollo Education Group, Inc.*	55,759	1,523,336
Ascena Retail Group, Inc.*	71,504	1,513,025
Bally Technologies, Inc.*	22,132	1,736,255
Big Lots, Inc.*	33,227	1,072,900
Bob Evans Farms, Inc.	15,754	796,995
Brinker International, Inc.	38,292	1,774,451
Brunswick Corp.	52,496	2,417,966
Cabela’s, Inc.*	25,812	1,720,628
Carter’s, Inc.	31,141	2,235,612
Cheesecake Factory, Inc.	27,566	1,330,611
Chico’s FAS, Inc.	89,379	1,683,900
Cinemark Hldgs., Inc.	60,312	2,010,199
CST Brands, Inc.	42,098	1,545,839
Deckers Outdoor Corp.*	19,840	1,675,686
Devry Education Group Inc.	31,936	1,133,728
Dick’s Sporting Goods, Inc.	56,585	3,287,589
Domino’s Pizza, Inc.	32,508	2,264,182
DreamWorks Animation SKG Cl A*	38,761	1,376,016
Foot Locker, Inc.	82,210	3,406,782
Gentex Corp.	85,270	2,813,057
Guess?, Inc.	33,802	1,050,228
Hanesbrands, Inc.	56,682	3,983,044
HSN, Inc.	18,259	1,137,536
International Speedway Corp. Cl A	15,675	556,306
Jarden Corp.*	67,612	4,147,996
KB Home	48,167	880,493
Lamar Advertising Co. Cl A*	37,669	1,968,205
Life Time Fitness, Inc.*	22,673	1,065,631
LKQ Corp.*	173,112	5,695,385
Matthews International Corp. Cl A	15,917	678,223
MDC Hldgs., Inc.	21,485	692,676
Meredith Corp.	21,498	1,113,596
Murphy USA, Inc.*	25,551	1,061,900
New York Times Co. Cl A	71,420	1,133,435
NVR, Inc.*	2,339	2,399,837
Office Depot, Inc.*	263,366	1,393,206
Panera Bread Co. Cl A*	14,824	2,619,253
Penney (J.C.) Co., Inc.*	172,880	1,581,852
Polaris Industries, Inc.	35,520	5,173,133
Rent-A-Center, Inc.	30,507	1,017,103
Scientific Games Corp. Cl A*	28,222	477,798
Service Corp. International	122,532	2,221,505
Signet Jewelers Ltd.	45,515	3,582,031
Sotheby’s	39,462	2,099,378
Tempur Sealy Int’l., Inc.*	34,589	1,866,422
The Wendy’s Co.	159,325	1,389,314
Thor Industries, Inc.	26,195	1,446,750
Toll Brothers, Inc.*	87,126	3,223,662
Tractor Supply Co.	78,307	6,075,057
Tupperware Brands Corp.	28,766	2,719,250
Under Armour, Inc. Cl A*	44,799	3,910,953
Valassis Communications, Inc.	18,148	621,569
Wiley (John) & Sons, Inc. Cl A	26,296	1,451,539
Williams-Sonoma, Inc.	50,418	2,938,361

		122,558,486
CONSUMER STAPLES (3.9%)
Church & Dwight Co., Inc.	78,702	5,216,369
Dean Foods Co.*	53,207	914,628
Energizer Hldgs., Inc.	35,555	3,848,473
Flowers Foods, Inc.	101,642	2,182,254
Green Mountain Coffee Roasters, Inc.	73,170	5,530,189
Hain Celestial Group, Inc.*	27,291	2,477,477
Harris Teeter Supermarkets, Inc.	28,398	1,401,441
Hillshire Brands Co.	69,219	2,314,683
Ingredion, Inc.	42,977	2,942,205
Lancaster Colony Corp.	10,961	966,212
Post Hldgs., Inc.*	18,254	899,375
SUPERVALU, Inc.*	108,731	792,649
Tootsie Roll Industries, Inc.	11,358	369,589
United Natural Foods, Inc.*	27,378	2,064,027
Universal Corp.	13,144	717,662
WhiteWave Foods Co. Cl A*	101,081	2,318,798
		34,956,031
ENERGY (5.5%)
Alpha Natural Resources, Inc.*	123,581	882,368
Atwood Oceanics, Inc.*	33,471	1,787,017
Bill Barrett Corp.*	27,087	725,390
CARBO Ceramics, Inc.	11,736	1,367,596
Cimarex Energy Co.	47,707	5,004,941
Dresser-Rand Group, Inc.*	44,022	2,625,032
Dril-Quip, Inc.*	23,080	2,537,184
Energen Corp.	39,878	2,821,369
Gulfport Energy Corp.*	45,758	2,888,703
Helix Energy Solutions Group*	57,353	1,329,443
HollyFrontier Corp.	112,262	5,578,299
Oceaneering Int’l., Inc.	62,225	4,908,308
Oil States International, Inc.*	31,737	3,228,288
Patterson-UTI Energy, Inc.	80,073	2,027,448
Rosetta Resources, Inc.*	36,305	1,744,092
SM Energy Co.	37,854	3,146,046
Superior Energy Services, Inc.*	91,614	2,437,849
Tidewater, Inc.	28,190	1,670,821
Unit Corp.*	24,923	1,286,525
World Fuel Services Corp.	41,520	1,792,003
		49,788,722
FINANCIALS (21.6%)
Affiliated Managers Group, Inc.*	29,288	6,351,985
Alexander & Baldwin, Inc.	24,452	1,020,382
Alexandria Real Estate Equities, Inc.	41,101	2,614,846
Alleghany Corp.*	9,557	3,822,418
American Campus Communities, Inc.	61,019	1,965,422
American Financial Group, Inc.	39,987	2,308,050
Apollo Investment Corp.	129,862	1,101,230
Aspen Insurance Hldgs. Ltd.	37,045	1,530,329
Associated Banc-Corp.	93,035	1,618,809
Astoria Financial Corp.	47,777	660,756
BancorpSouth, Inc.	47,470	1,206,687
Bank of Hawaii Corp.	25,204	1,490,565
Berkley (W.R.) Corp.	62,252	2,701,114
BioMed Realty Trust, Inc.	110,660	2,005,159
BRE Properties, Inc.	46,256	2,530,666
Brown & Brown, Inc.	66,532	2,088,439
Camden Property Trust	49,794	2,832,283
Cathay General Bancorp	41,112	1,098,924
CBOE Holdings, Inc.	50,661	2,632,346
City National Corp.	26,814	2,124,205
Commerce Bancshares, Inc.	46,406	2,084,093
Corporate Office Pptys. Trust	48,154	1,140,768

Corrections Corp. of America	66,528	2,133,553
Cullen/Frost Bankers, Inc.	29,558	2,200,002
Duke Realty Corp.	183,354	2,757,644
East West Bancorp, Inc.	78,386	2,741,158
Eaton Vance Corp.	67,047	2,868,941
Equity One, Inc.	35,297	792,065
Essex Property Trust, Inc.	22,618	3,245,909
Everest Re Group Ltd.	26,674	4,157,676
Extra Space Storage, Inc.	61,464	2,589,478
Federal Realty Investment Trust	37,106	3,762,919
Federated Investors, Inc. Cl B	52,196	1,503,245
Fidelity Nat’l. Financial, Inc. Cl A	138,308	4,488,095
First American Financial Corp.	59,562	1,679,648
First Horizon National Corp.	133,731	1,557,966
First Niagara Financial Group, Inc.	210,844	2,239,163
FirstMerit Corp.	93,946	2,088,420
Fulton Financial Corp.	110,294	1,442,646
Gallagher (Arthur J.) & Co.	74,789	3,509,848
Greenhill & Co., Inc.	14,849	860,351
Hancock Hldg. Co.	45,977	1,686,436
Hanover Insurance Group, Inc.	24,690	1,474,240
HCC Insurance Hldgs., Inc.	57,219	2,640,085
Highwoods Properties, Inc.	50,322	1,820,147
Home Properties, Inc.	33,314	1,786,297
Hospitality Properties Trust	84,165	2,274,980
International Bancshares Corp.	31,786	838,833
Janus Capital Group, Inc.	80,380	994,301
Jones Lang LaSalle, Inc.	25,122	2,572,242
Kemper Corp.	29,291	1,197,416
Kilroy Realty Corp.	46,786	2,347,721
Liberty Property Trust	83,573	2,830,618
Mack-Cali Realty Corp.	49,633	1,066,117
Mercury General Corp.	20,268	1,007,522
Mid-America Apt. Communities, Inc.	43,234	2,626,033
MSCI, Inc. Cl A*	68,049	2,975,102
National Retail Pptys., Inc.	70,943	2,151,701
New York Community Bancorp, Inc.	251,251	4,233,579
Old Republic Int’l. Corp.	135,790	2,345,093
Omega Healthcare Investors, Inc.	71,089	2,118,452
Potlatch Corp.	23,023	960,980
Primerica, Inc.	31,298	1,342,997
Prosperity Bancshares, Inc.	32,142	2,037,481
Protective Life Corp.	43,123	2,184,611
Raymond James Financial, Inc.	67,704	3,533,472
Rayonier, Inc.	70,110	2,951,631
Realty Income Corp.	122,520	4,573,672
Regency Centers Corp.	52,647	2,437,556
Reinsurance Grp. of America, Inc.	40,056	3,100,735
SEI Investments Co.	80,821	2,806,913
Senior Housing Pptys. Trust	109,609	2,436,608
Signature Bank*	26,523	2,849,101
SL Green Realty Corp	53,682	4,959,143
StanCorp Financial Group, Inc.	24,745	1,639,356
SVB Financial Group*	25,557	2,679,907
Synovus Financial Corp.	556,881	2,004,772
Taubman Centers, Inc.	37,484	2,395,977
TCF Financial Corp.	93,517	1,519,651
Trustmark Corp.	38,198	1,025,234
UDR, Inc.	146,544	3,421,802
Valley National Bancorp	114,559	1,159,337
Waddell & Reed Financial, Inc. Cl A	48,310	3,145,947
Washington Federal, Inc.	57,871	1,347,816
Webster Financial Corp.	50,504	1,574,715
Weingarten Realty Investors	64,304	1,763,216

Westamerica Bancorporation	15,060	850,288
		195,238,036
HEALTH CARE (8.7%)
Allscripts Healthcare Solutions, Inc.*	91,237	1,410,524
Bio-Rad Laboratories, Inc. Cl A*	11,535	1,425,841
Charles River Laboratories Int’l., Inc.*	27,265	1,446,136
Community Health Systems, Inc.*	55,448	2,177,443
Cooper Companies, Inc.	27,504	3,406,095
Covance, Inc.*	31,370	2,762,442
Cubist Pharmaceuticals, Inc.*	41,699	2,871,810
Endo Health Solutions, Inc.*	65,074	4,389,892
Health Management Associates, Inc. Cl A*	152,646	1,999,663
Health Net, Inc.*	45,920	1,362,446
Hill-Rom Hldgs., Inc.	33,045	1,366,080
HMS Hldgs. Corp.*	49,287	1,120,294
Hologic, Inc.*	156,337	3,494,132
IDEXX Laboratories, Inc.*	29,700	3,159,189
LifePoint Hospitals, Inc.*	27,352	1,445,280
Mallinckrodt PLC*	32,042	1,674,515
Masimo Corp.*	28,784	841,356
MEDNAX, Inc.*	57,903	3,090,862
Mettler-Toledo Int’l., Inc.*	17,095	4,147,076
Omnicare, Inc.	59,097	3,567,095
Owens & Minor, Inc.	35,357	1,292,652
ResMed, Inc.	80,825	3,805,241
Salix Pharmaceuticals Ltd.*	35,242	3,169,665
Schein (Henry), Inc.*	48,741	5,569,147
STERIS Corp.	32,576	1,565,277
Techne Corp.	18,285	1,731,041
Teleflex, Inc.	23,657	2,220,446
Thoratec Corp.*	32,234	1,179,764
United Therapeutics Corp.*	26,315	2,975,700
Universal Health Svcs., Inc. Cl B	52,536	4,269,075
VCA Antech, Inc.*	50,781	1,592,492
WellCare Health Plans, Inc.*	25,498	1,795,569
		78,324,240
INDUSTRIALS (16.4%)
Acuity Brands, Inc.	23,904	2,613,185
AECOM Technology Corp.*	54,072	1,591,339
AGCO Corp.	51,716	3,061,070
Alaska Air Group, Inc.	38,233	2,805,155
Alliant TechSystems, Inc.	18,232	2,218,470
B/E Aerospace, Inc.*	56,117	4,883,863
Carlisle Cos., Inc.	35,418	2,812,189
CLARCOR, Inc.	28,514	1,834,876
Clean Harbors, Inc.*	30,886	1,851,925
Con-way, Inc.	32,615	1,295,142
Copart, Inc.*	63,401	2,323,647
Corporate Executive Board Co.	18,988	1,470,241
Crane Co.	27,836	1,871,971
Deluxe Corp.	28,200	1,471,758
Donaldson Co., Inc.	76,113	3,307,871
Donnelley (R.R.) & Sons Co.	101,867	2,065,863
Esterline Technologies Corp.*	17,607	1,795,210
Exelis, Inc.	106,619	2,032,158
Fortune Brands Home & Security, Inc.	92,196	4,213,357
FTI Consulting, Inc.*	23,776	978,145
GATX Corp.	25,841	1,348,125
General Cable Corp.	28,123	827,097
Genesee & Wyoming, Inc. Cl A*	28,947	2,780,359
Graco, Inc.	34,487	2,694,124
Granite Construction, Inc.	19,793	692,359
Harsco Corp.	45,469	1,274,496
HNI Corp.	25,114	975,177

Hubbell, Inc. Cl B	30,203	3,289,107
Hunt (J.B.) Transport Svcs., Inc.	52,328	4,044,954
Huntington Ingalls Industries, Inc.	27,658	2,489,497
IDEX Corp.	45,702	3,375,093
ITT Corp.	51,112	2,219,283
JetBlue Airways Corp*	124,007	1,060,260
KBR, Inc.	83,825	2,673,179
Kennametal, Inc.	43,653	2,273,012
Kirby Corp.*	31,956	3,171,633
Landstar System, Inc.	25,893	1,487,553
Lennox International, Inc.	25,076	2,132,965
Lincoln Electric Hldgs., Inc.	47,215	3,368,318
Manpowergroup, Inc.	44,881	3,853,483
Matson, Inc.	24,353	635,857
Miller (Herman), Inc.	34,537	1,019,532
Mine Safety Appliances Co.	17,765	909,746
MSC Industrial Direct Co., Inc. Cl A	27,245	2,203,303
Nordson Corp.	33,583	2,495,217
Old Dominion Freight Line, Inc.*	39,818	2,111,150
Oshkosh Corp.	49,011	2,469,174
Regal-Beloit Corp.	25,140	1,853,321
Rollins, Inc.	36,797	1,114,581
Smith (A.O.) Corp.	43,682	2,356,207
SPX Corp.	25,392	2,529,297
Terex Corp.	63,289	2,657,505
The Brink’s Co.	27,644	943,766
Timken Co.	44,440	2,447,311
Towers Watson & Co. Cl A	36,437	4,649,726
Trinity Industries, Inc.	43,492	2,371,184
Triumph Group, Inc.	29,643	2,254,943
United Rentals, Inc.*	51,682	4,028,612
URS Corp.	42,606	2,257,692
UTI Worldwide, Inc.	50,646	889,344
Valmont Industries, Inc.	15,092	2,250,519
Wabtec Corp.	53,761	3,992,829
Waste Connections, Inc.	70,988	3,097,206
Watsco, Inc.	15,306	1,470,294
Werner Enterprises, Inc.	26,310	650,646
Woodward, Inc.	33,934	1,547,730
		147,734,201
INFORMATION TECHNOLOGY (15.4%)
3D Systems Corp.*	51,797	4,813,495
ACI Worldwide, Inc.*	21,698	1,410,370
Acxiom Corp.*	42,347	1,565,992
Adtran, Inc.	33,356	900,946
Advanced Micro Devices, Inc.*	351,433	1,360,046
Advent Software, Inc.	22,920	801,971
ANSYS, Inc.*	51,970	4,531,784
AOL, Inc.*	44,915	2,093,937
Arrow Electronics, Inc.*	57,421	3,115,089
Atmel Corp.*	238,773	1,869,593
Avnet, Inc.	77,828	3,432,993
Broadridge Financial Solutions, Inc.	67,262	2,658,194
Cadence Design Systems, Inc.*	168,713	2,365,356
Ciena Corp.*	57,238	1,298,730
CommVault Systems, Inc.*	24,665	1,846,915
Compuware Corp.	124,973	1,400,947
Concur Technologies, Inc.*	26,150	2,698,157
Convergys Corp.	56,621	1,191,872
CoreLogic, Inc.*	52,901	1,879,573
Cree, Inc.*	67,902	4,248,628
Cypress Semiconductor Corp.	78,234	821,457
Diebold, Inc.	35,942	1,186,445
DST Systems, Inc.	16,950	1,538,043

Equinix, Inc.*	28,505	5,058,212
FactSet Research Systems, Inc.	23,047	2,502,443
Fair Isaac Corp.	18,811	1,182,083
Fairchild Semiconductor Int’l., Inc.*	73,866	986,111
Gartner, Inc.*	52,360	3,720,178
Global Payments, Inc.	42,217	2,743,683
Henry (Jack) & Associates, Inc.	49,593	2,936,402
Informatica Corp.*	61,226	2,540,879
Ingram Micro, Inc. Cl A*	88,624	2,079,119
Integrated Device Technology, Inc.*	81,735	832,880
InterDigital, Inc.	25,044	738,548
International Rectifier Corp.*	41,168	1,073,250
Intersil Corp. Cl A	73,282	840,545
Itron, Inc.*	22,294	923,640
JDS Uniphase Corp.*	130,676	1,696,174
Leidos Hldgs., Inc.	40,937	1,903,161
Lender Processing Svcs., Inc.*	48,117	1,798,613
Lexmark International, Inc. Cl A	33,979	1,206,934
ManTech International Corp. Cl A	13,509	404,324
Mentor Graphics Corp.	55,724	1,341,277
MICROS Systems, Inc.*	41,755	2,395,484
National Instruments Corp.	54,971	1,760,171
NCR Corp.*	93,980	3,200,959
NeuStar, Inc. Cl A*	35,868	1,788,378
Plantronics, Inc.	24,762	1,150,195
Polycom, Inc.*	83,020	932,315
PTC, Inc.*	66,416	2,350,462
Rackspace Hosting, Inc.*	66,251	2,592,402
RF Micro Devices, Inc.*	166,147	857,319
Riverbed Technology, Inc.*	90,465	1,635,607
Rovi Corp.*	57,518	1,132,529
Science Applications Int’l. Corp.	25,215	833,860
Semtech Corp.*	45,135	1,141,013
Silicon Laboratories, Inc.*	23,248	1,006,871
Skyworks Solutions, Inc.*	110,410	3,153,310
SolarWinds, Inc.*	36,230	1,370,581
Solera Hldgs., Inc.	39,741	2,812,073
SunEdison, Inc.*	135,491	1,768,158
Synopsys, Inc.*	86,973	3,528,495
Tech Data Corp.*	21,494	1,109,090
Teradyne, Inc.*	110,729	1,951,045
TIBCO Software, Inc.*	99,179	2,229,544
Trimble Navigation Ltd.*	147,625	5,122,588
ValueClick, Inc.*	34,596	808,509
VeriFone Systems, Inc.*	64,745	1,736,461
Vishay Intertechnology, Inc.*	77,471	1,027,265
WEX, Inc.*	22,073	2,185,889
Zebra Technologies Corp. Cl A*	28,046	1,516,728
		138,636,290
MATERIALS (6.9%)
Albemarle Corp.	50,497	3,201,005
AptarGroup, Inc.	37,337	2,531,822
Ashland, Inc.	40,916	3,970,489
Cabot Corp.	33,363	1,714,858
Carpenter Technology Corp.	30,450	1,893,990
Commercial Metals Co.	67,911	1,380,631
Compass Minerals Int’l., Inc.	19,565	1,566,178
Cytec Industries, Inc.	20,034	1,866,367
Domtar Corp.	18,405	1,736,328
Eagle Materials, Inc.	28,785	2,228,823
Greif, Inc. Cl A	17,692	927,061
Intrepid Potash, Inc.*	30,380	481,219
Louisiana-Pacific Corp.*	77,959	1,443,021
Martin Marietta Materials, Inc.	26,182	2,616,629

Minerals Technologies, Inc.	19,392	1,164,877
NewMarket Corp.	6,418	2,144,575
Olin Corp.	46,636	1,345,449
Packaging Corp. of America	55,758	3,528,366
Reliance Steel & Aluminum Co.	44,114	3,345,606
Rock-Tenn Co. Cl A	40,372	4,239,464
Royal Gold, Inc.	38,944	1,794,150
RPM International, Inc.	75,126	3,118,480
Scotts Miracle-Gro Co. Cl A	25,193	1,567,508
Sensient Technologies Corp.	28,642	1,389,710
Silgan Hldgs., Inc.	25,019	1,201,412
Sonoco Products Co.	58,552	2,442,789
Steel Dynamics, Inc.	130,268	2,545,437
Valspar Corp.	45,886	3,271,213
Worthington Industries, Inc.	29,828	1,255,162
		61,912,619
TELECOMMUNICATION SERVICES (0.4%)
Telephone & Data Systems, Inc.	57,260	1,476,163
tw telecom inc*	81,210	2,474,469
		3,950,632
UTILITIES (4.2%)
Alliant Energy Corp.	63,264	3,264,422
Aqua America, Inc.	99,973	2,358,363
Atmos Energy Corp.	51,287	2,329,456
Black Hills Corp.	25,059	1,315,848
Cleco Corp.	34,570	1,611,653
Great Plains Energy, Inc.	87,398	2,118,528
Hawaiian Electric Industries, Inc.	56,753	1,478,983
Idacorp, Inc.	28,824	1,494,236
MDU Resources Group	105,246	3,215,265
National Fuel Gas Co.	46,840	3,344,376
OGE Energy Corp.	112,757	3,822,462
PNM Resources, Inc.	45,201	1,090,248
Questar Corp.	99,304	2,282,999
UGI Corp.	64,238	2,663,307
Vectren Corp.	46,281	1,642,976
Westar Energy, Inc.	72,584	2,335,027
WGL Hldgs., Inc.	29,616	1,186,417
		37,554,566
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $606,461,621) 96.6%		870,653,823

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.9%)
U.S. Treasury Bill (1)	A-1+	0.05	02/06/14	2,000,000	1,999,890
U.S. Treasury Bill (1)	A-1+	0.05	03/13/14	6,000,000	5,999,408
U.S. Treasury Bill (1)	A-1+	0.05	03/20/14	9,000,000	8,998,928
					16,998,226
COMMERCIAL PAPER (1.4%)
General Electric Capital Corp.	A-1+	0.10	02/04/14	8,000,000	7,999,244
New Jersey Natural Gas	A-1	0.18	01/15/14	1,000,000	999,930
Washington Gas Light Co.	A-1	0.07	01/14/14	3,800,000	3,799,904
					12,799,078
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $29,797,304) 3.3%					29,797,304

TEMPORARY CASH INVESTMENTS (2) (Cost: $351,000) 0.0% (3)					351,000

TOTAL INVESTMENTS (Cost: $636,609,925) 99.9%					900,802,127

OTHER NET ASSETS 0.1%					878,303

NET ASSETS 100.0%					$901,680,430

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
COMMON STOCKS:
FINANCIALS (99.0%)
iShares MSCI EAFE ETF	257,200	17,247,832
iShares MSCI EAFE Growth ETF	141,400	10,107,272
iShares MSCI EAFE Small-Cap ETF	135,200	6,892,496
iShares MSCI EAFE Value ETF	176,300	10,077,308
iShares MSCI Emerging Markets Fund	118,800	6,921,288
Vanguard FTSE Developed Markets ETF	2,026,200	84,452,016
Vanguard FTSE Europe ETF	410,800	24,155,040
Vanguard FTSE Pacific ETF	205,700	12,609,410
		172,462,662
TOTAL COMMON STOCKS (Cost: $143,842,018) 99.0%		172,462,662

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.0%)
Exxon Mobil Corp.	A-1+	0.02	01/03/14	1,700,000	1,699,998
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,699,998) 1.0%					1,699,998

TOTAL INVESTMENTS (Cost: $145,542,016) 100.0%					174,162,660

OTHER NET ASSETS 0.0% (3)					2,078

NET ASSETS 100.0%					$174,164,738

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.9%)
Amazon.com, Inc.*	4,419	1,762,253
AutoZone, Inc.*	1,178	563,013
Discovery Communications, Inc. Cl A*	6,876	621,728
Disney (Walt) Co.	20,415	1,559,706
Dollar Tree, Inc.*	5,000	282,100
Ford Motor Co.	30,449	469,828
General Motors Co.*	14,492	592,288
Home Depot, Inc.	13,805	1,136,704
Johnson Controls, Inc.	7,446	381,980
Macy’s, Inc.	14,093	752,566
Starbucks Corp.	30,154	2,363,772
Target Corp.	14,010	886,413
Time Warner Cable, Inc.	7,636	1,034,678
Time Warner, Inc.	12,855	896,251
TJX Cos., Inc.	9,858	628,250
Viacom, Inc. Cl B	9,177	801,519
		14,733,049
CONSUMER STAPLES (5.4%)
Coca-Cola Co.	13,747	567,889
ConAgra Foods, Inc.	17,657	595,041
Constellation Brands, Inc. Cl A*	11,555	813,241
Estee Lauder Cos., Inc. Cl A	10,303	776,022
J.M. Smucker Co.	4,301	445,670
Mondelez International, Inc. Cl A	15,968	563,670
PepsiCo, Inc.	14,017	1,162,570
Philip Morris Int’l., Inc.	15,159	1,320,804
Proctor & Gamble Co.	21,821	1,776,448
Wal-Mart Stores, Inc.	25,083	1,973,781
		9,995,136
ENERGY (6.5%)
Anadarko Petroleum Corp.	9,847	781,064
Apache Corp.	6,738	579,064
Chevron Corp.	8,986	1,122,441
EOG Resources, Inc.	4,824	809,660
Exxon Mobil Corp.	36,367	3,680,340
Halliburton Co.	22,402	1,136,902
Hess Corp.	6,518	540,994
National Oilwell Varco, Inc.	10,078	801,503
Noble Energy, Inc.	17,255	1,175,238
Occidental Petroleum Corp.	10,610	1,009,011
Range Resources Corp.	5,661	477,279
		12,113,496
FINANCIALS (9.0%)
American Int’l. Group, Inc.	20,528	1,047,954
Aon PLC	6,562	550,486
Bank of America Corp.	75,064	1,168,746
Berkshire Hathaway, Inc. Cl B*	8,471	1,004,322
Capital One Financial Corp.	20,363	1,560,009
Citigroup, Inc.	19,766	1,030,006
Comerica, Inc.	14,226	676,304
Franklin Resources, Inc.	7,850	453,181
Goldman Sachs Group, Inc.	7,006	1,241,884
JPMorgan Chase & Co.	45,006	2,631,951
MetLife, Inc.	20,449	1,102,610
PNC Financial Svcs. Grp., Inc.	9,127	708,073
Simon Property Group, Inc.	7,291	1,109,399
Wells Fargo & Co.	43,885	1,992,379
Zions Bancorporation	19,490	583,920

		16,861,224
HEALTH CARE (8.1%)
Abbott Laboratories	5,730	219,631
AmerisourceBergen Corp.	3,123	219,578
Biogen Idec, Inc.*	3,036	849,321
Celgene Corp.*	5,773	975,406
Cerner Corp.*	5,604	312,367
Covidien PLC	12,465	848,867
Express Scripts Hldg. Co.*	8,757	615,092
Forest Laboratories, Inc.*	22,795	1,368,384
Gilead Sciences, Inc.*	20,435	1,535,690
Humana, Inc.	3,078	317,711
Intuitive Surgical, Inc.*	851	326,852
McKesson Corp.	3,724	601,054
Merck & Co., Inc.	31,317	1,567,416
Mylan, Inc.*	30,536	1,325,262
Pfizer, Inc.	70,900	2,171,667
St. Jude Medical, Inc.	7,696	476,767
Stryker Corp.	9,864	741,181
UnitedHealth Group, Inc.	8,816	663,845
		15,136,091
INDUSTRIALS (6.4%)
Boeing Co.	15,046	2,053,629
Cummins, Inc.	7,642	1,077,293
Expeditors Int’l. of Wash.	14,037	621,137
FedEx Corp.	7,653	1,100,272
General Electric Co.	88,487	2,480,291
Precision Castparts Corp.	5,999	1,615,531
Roper Industries, Inc.	15,240	2,113,483
Union Pacific Corp.	5,353	899,304
		11,960,940
INFORMATION TECHNOLOGY (10.5%)
Analog Devices, Inc.	10,686	544,238
Apple, Inc.	7,698	4,319,420
Automatic Data Processing, Inc.	9,133	738,038
Broadcom Corp. Cl A	19,031	564,269
Cisco Systems, Inc.	40,497	909,158
F5 Networks, Inc.*	2,724	247,503
Google, Inc. Cl A*	2,041	2,287,369
Int’l. Business Machines Corp.	7,689	1,442,226
KLA-Tencor Corp.	5,944	383,150
MasterCard, Inc. Cl A	1,151	961,614
Microsoft Corp.	46,468	1,739,297
NetApp, Inc.	2,484	102,192
Oracle Corp.	28,941	1,107,283
QUALCOMM, Inc.	16,546	1,228,541
Salesforce.com, inc.*	25,699	1,418,328
Teradata Corp.*	8,527	387,893
Texas Instruments, Inc.	13,467	591,336
Yahoo!, Inc.*	15,898	642,915
		19,614,770
MATERIALS (2.0%)
Ball Corp.	12,109	625,551
CF Industries Hldgs., Inc.	2,202	513,154
Dow Chemical Co.	16,294	723,454
Eastman Chemical Co.	12,831	1,035,462
FMC Corp.	3,767	284,258
Freeport-McMoRan Copper & Gold, Inc.	16,621	627,277
		3,809,156
TELECOMMUNICATION SERVICES (1.2%)
AT&T, Inc.	45,446	1,597,881

Verizon Communications, Inc.	13,166	646,977
		2,244,858
UTILITIES (1.5%)
Ameren Corp.	4,695	169,771
Dominion Resources, Inc.	13,922	900,614
Edison International	8,052	372,808
PPL Corp.	8,933	268,794
Public Svc. Enterprise Group, Inc.	15,690	502,708
Sempra Energy	7,324	657,402
		2,872,097
TOTAL COMMON STOCKS (Cost: $71,239,680) 58.5%		109,340,817

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.2%)
U.S. Treasury Note	AA+	1.25	11/30/18	4,300,000	4,207,949
U.S. Treasury Note	AA+	2.00	11/30/20	250,000	243,360
U.S. Treasury Strip	AA+	0.00	08/15/21	300,000	243,653
U.S. Treasury Strip	AA+	0.00	11/15/21	7,050,000	5,663,020
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	3,007,596
					13,365,578
U.S. GOVERNMENT AGENCIES (12.5%)
MORTGAGE-BACKED OBLIGATIONS (12.3%)
FHARM	AA+	0.64	04/01/37	88,383	94,321
FHARM	AA+	2.48	09/01/39	59,874	63,952
FHARM	AA+	5.24	02/01/36	55,785	58,891
FHARM	AA+	5.43	05/01/37	38,299	40,603
FHARM	AA+	5.77	03/01/37	24,290	24,980
FHLMC	AA+	2.50	09/01/27	445,048	441,567
FHLMC	AA+	3.00	06/01/27	229,893	234,618
FHLMC	AA+	3.00	08/01/27	430,625	439,476
FHLMC	AA+	3.50	01/01/43	489,618	486,360
FHLMC	AA+	4.00	02/01/25	96,996	102,505
FHLMC	AA+	4.00	03/01/41	318,414	327,271
FHLMC	AA+	4.00	07/01/41	297,255	305,498
FHLMC	AA+	4.50	08/01/34	90,366	95,850
FHLMC	AA+	4.50	08/15/35	88,989	95,116
FHLMC	AA+	5.00	02/01/26	49,130	53,249
FHLMC	AA+	5.00	10/01/40	541,296	585,678
FHLMC	AA+	5.50	01/15/32	602	602
FHLMC	AA+	5.50	07/01/32	94,124	103,209
FHLMC	AA+	5.50	05/01/33	142,968	157,453
FHLMC	AA+	5.50	06/01/37	172,983	188,529
FHLMC	AA+	6.00	03/15/32	83,370	91,683
FHLMC Strip	AA+	3.00	01/15/43	475,282	462,783
FNMA	AA+	2.42	05/01/43	466,271	455,993
FNMA	AA+	3.00	06/01/33	484,622	463,892
FNMA	AA+	3.00	09/01/33	394,023	377,169
FNMA	AA+	3.00	12/01/42	458,303	430,550
FNMA	AA+	3.00	03/01/43	490,365	466,081
FNMA	AA+	3.50	03/25/28	340,745	343,536
FNMA	AA+	3.50	10/01/41	232,593	233,824
FNMA	AA+	3.50	12/01/41	431,218	433,502
FNMA	AA+	3.50	04/01/42	469,128	472,556
FNMA	AA+	3.50	04/01/42	563,439	560,294
FNMA	AA+	3.50	08/01/42	486,263	483,543
FNMA	AA+	3.50	10/01/42	379,311	377,189
FNMA	AA+	4.00	05/01/19	62,974	66,702
FNMA	AA+	4.00	07/25/26	487,477	513,331

FNMA	AA+	4.00	01/01/31	379,606	394,951
FNMA	AA+	4.00	06/01/39	139,772	143,924
FNMA	AA+	4.00	11/01/40	341,837	352,084
FNMA	AA+	4.00	05/01/41	271,574	279,999
FNMA	AA+	4.00	08/01/42	406,554	418,741
FNMA	AA+	4.50	05/01/18	64,097	68,231
FNMA	AA+	4.50	05/01/30	149,201	159,445
FNMA	AA+	4.50	04/01/31	186,570	199,312
FNMA	AA+	4.50	08/01/33	73,327	77,918
FNMA	AA+	4.50	09/01/33	148,117	157,391
FNMA	AA+	4.50	06/01/34	92,505	98,204
FNMA	AA+	4.50	08/01/35	123,855	131,175
FNMA	AA+	4.50	12/01/35	97,941	103,729
FNMA	AA+	4.50	05/01/39	132,018	139,871
FNMA	AA+	4.50	05/01/39	207,152	219,474
FNMA	AA+	4.50	05/01/40	172,060	182,795
FNMA	AA+	5.00	04/01/18	144,615	154,845
FNMA	AA+	5.00	06/01/33	164,908	179,122
FNMA	AA+	5.00	10/01/33	150,867	163,872
FNMA	AA+	5.00	11/01/33	383,967	417,064
FNMA	AA+	5.00	11/01/33	103,207	112,103
FNMA	AA+	5.00	03/01/34	54,078	58,739
FNMA	AA+	5.00	04/01/34	88,315	95,888
FNMA	AA+	5.00	09/01/35	72,978	79,178
FNMA	AA+	5.00	11/25/35	216,032	231,186
FNMA	AA+	5.00	08/01/37	457,688	496,085
FNMA	AA+	5.00	05/01/39	199,166	214,215
FNMA	AA+	5.00	06/01/40	103,310	112,676
FNMA	AA+	5.50	04/01/17	8,627	9,221
FNMA	AA+	5.50	05/01/17	3,325	3,553
FNMA	AA+	5.50	06/01/17	3,464	3,702
FNMA	AA+	5.50	03/01/34	42,626	46,894
FNMA	AA+	5.50	05/01/34	369,850	406,710
FNMA	AA+	5.50	07/01/34	101,065	111,137
FNMA	AA+	5.50	09/01/34	57,160	62,856
FNMA	AA+	5.50	09/01/34	174,323	192,194
FNMA	AA+	5.50	10/01/34	56,515	62,147
FNMA	AA+	5.50	02/01/35	128,832	141,672
FNMA	AA+	5.50	02/01/35	86,284	94,863
FNMA	AA+	5.50	08/01/35	58,369	64,173
FNMA	AA+	5.50	08/01/37	30,316	33,276
FNMA	AA+	5.50	11/01/38	47,854	51,114
FNMA	AA+	5.50	06/01/48	60,617	64,629
FNMA	AA+	6.00	03/01/17	4,117	4,374
FNMA	AA+	6.00	05/01/23	42,065	47,205
FNMA	AA+	6.00	04/01/32	24,860	27,903
FNMA	AA+	6.00	04/01/32	18,659	20,944
FNMA	AA+	6.00	05/01/32	28,166	31,614
FNMA	AA+	6.00	04/01/33	154,626	173,554
FNMA	AA+	6.00	05/01/33	87,994	98,758
FNMA	AA+	6.00	06/01/34	63,998	71,822
FNMA	AA+	6.00	09/01/34	32,845	36,860
FNMA	AA+	6.00	10/01/34	70,945	79,619
FNMA	AA+	6.00	11/01/34	26,297	29,512
FNMA	AA+	6.00	12/01/36	99,863	110,711
FNMA	AA+	6.00	01/01/37	90,321	100,133
FNMA	AA+	6.00	04/01/37	40,532	43,682
FNMA	AA+	6.00	05/01/37	28,220	30,418
FNMA	AA+	6.00	06/01/37	54,212	58,440
FNMA	AA+	6.00	10/25/44	138,450	155,702
FNMA	AA+	6.00	02/25/47	132,767	148,174

FNMA	AA+	6.00	12/25/49	104,112	118,574
FNMA	AA+	6.50	09/01/16	3,146	3,314
FNMA	AA+	6.50	03/01/17	10,162	10,867
FNMA	AA+	6.50	05/01/17	2,445	2,614
FNMA	AA+	6.50	06/01/17	14,650	15,666
FNMA	AA+	6.50	05/01/32	27,336	31,062
FNMA	AA+	6.50	05/01/32	20,398	23,179
FNMA	AA+	6.50	07/01/32	4,455	5,062
FNMA	AA+	6.50	07/01/34	58,417	66,421
FNMA	AA+	6.50	05/01/37	75,915	86,169
FNMA	AA+	6.50	09/01/37	35,859	40,702
FNMA	AA+	7.00	09/01/31	18,651	21,524
FNMA	AA+	7.00	04/01/32	14,236	16,423
FNMA	AA+	7.50	06/01/31	11,322	12,747
FNMA	AA+	7.50	02/01/32	8,827	9,946
FNMA	AA+	7.50	06/01/32	9,473	10,678
FNMA	AA+	8.00	04/01/32	1,691	1,939
FNMA Strip	AA+	3.00	08/25/42	421,519	410,296
GNMA (4)	AA+	3.50	09/20/33	209,632	220,100
GNMA (4)	AA+	3.50	01/20/37	151,799	157,385
GNMA (4)	AA+	4.00	08/15/41	317,149	329,990
GNMA (4)	AA+	4.00	01/15/42	421,271	438,316
GNMA (4)	AA+	4.00	03/20/42	296,240	308,422
GNMA (4)	AA+	4.00	08/20/42	292,500	304,528
GNMA (4)	AA+	4.50	04/20/31	297,557	321,102
GNMA (4)	AA+	4.50	10/15/40	313,377	335,363
GNMA (4)	AA+	5.00	10/15/24	303,073	328,739
GNMA (4)	AA+	5.00	04/15/39	241,343	262,718
GNMA (4)	AA+	5.00	06/20/39	250,347	264,126
GNMA (4)	AA+	5.00	11/15/39	191,411	208,364
GNMA (4)	AA+	6.50	04/15/31	4,238	4,833
GNMA (4)	AA+	6.50	10/15/31	6,270	7,150
GNMA (4)	AA+	6.50	12/15/31	5,176	5,903
GNMA (4)	AA+	6.50	05/15/32	8,465	9,658
GNMA (4)	AA+	7.00	05/15/31	5,252	6,072
GNMA (4)	AA+	7.00	05/15/32	2,637	3,046
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	281,922	314,872
					22,910,009
NON-MORTGAGE-BACKED OBLIGATIONS (0.2%)
FHLMC	AA+	0.00	11/29/19	500,000	417,938

CORPORATE DEBT (18.2%)
CONSUMER DISCRETIONARY (3.1%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	270,000	293,405
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	256,705
Darden Restaurants, Inc.	BBB-	4.50	10/15/21	300,000	287,311
Dollar General Corp.	BBB-	3.25	04/15/23	300,000	275,960
Ethan Allen Global, Inc.	BB-	5.38	10/01/15	500,000	517,500
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	270,595
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	300,000	306,155
Home Depot, Inc.	A	5.40	03/01/16	500,000	548,444
Hyatt Hotels Corp.	BBB	3.88	08/15/16	100,000	105,589
Kohl’s Corp.	BBB+	3.25	02/01/23	100,000	91,427
Kohl’s Corp.	BBB+	4.00	11/01/21	100,000	99,957
Lowe’s Cos., Inc.	A-	3.12	04/15/22	300,000	290,891
Marriott International, Inc.	BBB	3.25	09/15/22	350,000	326,309
NVR, Inc.	BBB	3.95	09/15/22	300,000	283,538
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	300,000	289,535
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	96,840
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	265,341
Staples, Inc.	BBB	4.38	01/12/23	275,000	266,405

Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	351,993
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	278,901
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	300,000	303,000
					5,805,801
CONSUMER STAPLES (1.1%)
Avon Products, Inc.	BBB-	4.20	07/15/18	150,000	151,317
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	281,175
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	225,000	227,284
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	260,673
Kroger Co.	BBB	4.95	01/15/15	500,000	521,660
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	392,727
Sysco Corp.	A	2.60	06/12/22	300,000	273,477
					2,108,313
ENERGY (2.7%)
Cameron International Corp.	BBB+	4.50	06/01/21	300,000	311,954
Diamond Offshore Drilling, Inc.	A	4.88	07/01/15	500,000	531,492
Enbridge, Inc.	A-	5.80	06/15/14	100,000	102,330
Energen Corp.	BBB-	4.63	09/01/21	250,000	244,766
EQT Corp.	BBB	4.88	11/15/21	210,000	215,357
Kinder Morgan, Inc.	BB	5.15	03/01/15	500,000	521,015
Murphy Oil Corp.	BBB	2.50	12/01/17	200,000	201,216
National Oilwell Varco, Inc.	A	6.13	08/15/15	250,000	250,278
Noble Corp.	BBB+	7.50	03/15/19	800,000	926,712
Rowan Companies PLC	BBB-	4.88	06/01/22	300,000	304,426
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	250,000	270,625
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	515,241
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	500,000	541,894
					4,937,306
FINANCIALS (4.1%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	301,940
Alleghany Corp.	BBB	5.63	09/15/20	300,000	328,279
American Tower Corp.	BBB-	4.50	01/15/18	250,000	267,816
Bank of America Corp.	A-	3.70	09/01/15	250,000	261,328
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	250,000	240,712
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	299,133
Block Financial LLC	BBB	5.13	10/30/14	250,000	258,630
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	500,000	506,355
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	319,005
CNA Financial Corp.	BBB	6.50	08/15/16	250,000	281,165
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	554,234
Health Care REIT, Inc.	BBB	6.13	04/15/20	250,000	281,372
Healthcare Realty Trust	BBB-	3.75	04/15/23	250,000	231,292
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	254,059
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	246,187
Morgan Stanley	A-	4.00	07/24/15	250,000	261,036
National Retail Pptys., Inc.	BBB	3.80	10/15/22	250,000	238,178
Pacific LifeCorp.†	BBB+	6.00	02/10/20	100,000	111,557
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	300,000	307,548
ProLogis LP	BBB	6.63	05/15/18	150,000	175,196
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	266,071
Raymond James Financial, Inc.	BBB	4.25	04/15/16	250,000	264,458
Reckson Operating Partnership	BBB-	6.00	03/31/16	100,000	108,359
Regency Centers LP	BBB	4.95	04/15/14	250,000	252,861
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	260,412
Ventas Realty LP/Capital Corp.	BBB+	4.00	04/30/19	100,000	105,079
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	200,000	209,824
Zions Bancorporation	BB+	5.65	05/15/14	397,000	403,656
					7,595,742
HEALTH CARE (1.9%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	290,000	312,645
Allergan, Inc.	A+	5.75	04/01/16	250,000	276,555

Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	203,762
CIGNA Corp.	A-	2.75	11/15/16	250,000	260,206
Hospira, Inc.	BBB-	6.05	03/30/17	300,000	331,017
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	542,880
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	258,860
PerkinElmer, Inc.	BBB	5.00	11/15/21	300,000	302,726
Quest Diagnostics, Inc.	BBB+	4.70	04/01/21	150,000	153,825
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	260,075
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	325,000	322,089
WellPoint, Inc.	A-	4.35	08/15/20	250,000	264,228
					3,488,868
INDUSTRIALS (1.4%)
CSX Corp.	BBB+	6.25	04/01/15	250,000	267,211
Donnelley (R.R.) & Sons Co.	BB-	4.95	04/01/14	500,000	505,000
Dun & Bradstreet Corp.	BBB	3.25	12/01/17	250,000	252,691
Equifax, Inc.	BBB+	3.30	12/15/22	300,000	276,937
Harsco Corp.	BB+	5.75	05/15/18	250,000	262,389
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	259,434
Pentair Ltd.	BBB	5.00	05/15/21	250,000	261,321
Pitney Bowes, Inc.	BBB	5.25	01/15/37	250,000	268,172
URS Corp.†	BBB-	5.50	04/01/22	300,000	295,486
					2,648,641
INFORMATION TECHNOLOGY (0.8%)
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	288,515
Fiserv, Inc.	BBB-	4.75	06/15/21	360,000	366,645
Ingram Micro, Inc.	BBB-	5.00	08/10/22	200,000	199,220
Ingram Micro, Inc.	BBB-	5.25	09/01/17	100,000	106,185
Tech Data Corp.	BBB-	3.75	09/21/17	100,000	103,342
Western Union Co.	BBB+	5.93	10/01/16	300,000	333,411
					1,397,318
MATERIALS (1.6%)
Alcoa, Inc.	BBB-	6.75	07/15/18	250,000	281,705
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	300,000	285,120
Geon Co.	BBB-	7.50	12/15/15	1,000,000	1,102,500
Methanex Corp.	BBB-	3.25	12/15/19	250,000	248,124
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	242,873
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	150,392
Southern Copper Corp.	BBB	3.50	11/08/22	100,000	92,310
Teck Resources Ltd.	BBB	4.75	01/15/22	300,000	302,873
Vulcan Materials Co.	BB	7.00	06/15/18	250,000	284,375
					2,990,272
TELECOMMUNICATION SERVICES (0.5%)
CenturyLink, Inc.	BB	5.00	02/15/15	500,000	518,750
Verizon Communications, Inc.	BBB+	4.50	09/15/20	325,000	347,934
					866,684
UTILITIES (1.0%)
Constellation Energy	BBB-	5.15	12/01/20	340,000	361,794
Duke Energy Progress, Inc.	A	5.25	12/15/15	500,000	544,659
Entergy Corp.	BBB-	5.13	09/15/20	250,000	264,029
Illinois Power Generating Co.	CCC+	6.30	04/01/20	250,000	197,500
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	260,107
SCANA Corp.	BBB	4.13	02/01/22	300,000	291,339
					1,919,428
TOTAL LONG-TERM DEBT SECURITIES (Cost: $69,763,420) 37.9%					70,451,898

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill	A-1+	0.05	03/20/14	1,000,000	999,881
COMMERCIAL PAPER (2.8%)
Exxon Mobil Corp.	A-1+	0.02	01/03/14	900,000	899,999
General Electric Capital Corp.	A-1+	0.11	02/25/14	3,500,000	3,499,412
Washington Gas Light Co.	A-1	0.07	01/14/14	800,000	799,980
					5,199,391
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,199,272) 3.3%					6,199,272

TEMPORARY CASH INVESTMENTS (2) (Cost: $749,000) 0.4%					749,000

TOTAL INVESTMENTS (Cost: $147,951,372) 100.1%					186,740,987

OTHER NET ASSETS -0.1%					(249,795)

NET ASSETS 100.0%					$186,491,192

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.0%)	7,860,544	11,060,123
Equity Index Fund (23.9%)	3,069,531	9,472,682
Mid-Cap Equity Index Fund (6.0%)	1,149,896	2,391,954
Mid-Term Bond Fund (37.4%)	14,023,267	14,794,071
Money Market Fund (4.7%)	1,546,013	1,853,175
TOTAL INVESTMENTS (Cost: $37,148,552) 100.0%		39,572,005

OTHER NET ASSETS -0.0% (3)		(156)

NET ASSETS 100.0%		$39,571,849

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.2%)	3,799,243	5,345,699
Equity Index Fund (29.3%)	2,282,761	7,044,683
International Fund (3.3%)	939,208	786,432
Mid-Cap Equity Index Fund (13.0%)	1,508,890	3,138,716
Mid-Term Bond Fund (27.7%)	6,306,115	6,652,736
Money Market Fund (4.5%)	896,394	1,074,490
TOTAL INVESTMENTS (Cost: $21,193,832) 100.0%		24,042,756

OTHER NET ASSETS -0.0% (3)		(96)

NET ASSETS 100.0%		$24,042,660

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.8%)	21,318,862	29,996,556
Equity Index Fund (31.8%)	14,235,711	43,931,916
International Fund (6.4%)	10,477,552	8,773,231
Mid-Cap Equity Index Fund (12.6%)	8,388,443	17,449,211
Mid-Term Bond Fund (22.7%)	29,677,451	31,308,702
Small Cap Growth Fund (2.4%)	2,126,730	3,363,187
Small Cap Value Fund (2.3%)	1,808,771	3,103,348
TOTAL INVESTMENTS (Cost: $116,566,365) 100.0%		137,926,151

OTHER NET ASSETS -0.0% (3)		(1,320)

NET ASSETS 100.0%		$137,924,831

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.6%)	38,485,864	54,151,265
Equity Index Fund (36.3%)	29,573,509	91,264,914
International Fund (9.3%)	27,900,083	23,361,744
Mid-Cap Equity Index Fund (12.2%)	14,756,674	30,696,081
Mid-Term Bond Fund (13.8%)	32,950,350	34,761,499
Small Cap Growth Fund (3.5%)	5,589,889	8,839,789
Small Cap Value Fund (3.3%)	4,789,666	8,217,735
TOTAL INVESTMENTS
(Cost: $207,100,363) 100.0%		251,293,027

OTHER NET ASSETS -0.0% (3)		(967)

NET ASSETS 100.0%		$251,292,060

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.4%)	35,426,190	49,846,172
Equity Index Fund (39.6%)	33,019,394	101,899,038
International Fund (9.1%)	27,840,042	23,311,469
Mid-Cap Equity Index Fund (16.2%)	20,030,934	41,667,327
Mid-Term Bond Fund (6.8%)	16,482,135	17,388,092
Small Cap Growth Fund (4.6%)	7,411,446	11,720,380
Small Cap Value Fund (4.3%)	6,360,741	10,913,264
TOTAL INVESTMENTS
(Cost: $204,723,427) 100.0%		256,745,742

OTHER NET ASSETS -0.0% (3)		(1,013)

NET ASSETS 100.0%		$256,744,729

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.0%)	28,632,666	40,287,392
Equity Index Fund (42.2%)	28,933,280	89,289,145
International Fund (9.9%)	25,038,879	20,965,955
Mid-Cap Equity Index Fund (18.1%)	18,402,865	38,280,701
Small Cap Growth Fund (5.6%)	7,513,869	11,882,350
Small Cap Value Fund (5.2%)	6,443,425	11,055,127
TOTAL INVESTMENTS
(Cost: $163,928,107) 100.0%		211,760,670

OTHER NET ASSETS -0.0% (3)		(812)

NET ASSETS 100.0%		$211,759,858

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (13.0%)	15,990,836	22,499,794
Equity Index Fund (41.6%)	23,216,940	71,648,314
International Fund (11.7%)	24,112,818	20,190,530
Mid-Cap Equity Index Fund (20.9%)	17,373,503	36,139,476
Small Cap Growth Fund (6.6%)	7,235,582	11,442,269
Small Cap Value Fund (6.2%)	6,204,865	10,645,824
TOTAL INVESTMENTS
(Cost: $131,148,294) 100.0%		172,566,207

OTHER NET ASSETS -0.0% (3)		(659)

NET ASSETS 100.0%		$172,565,548

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.6%)	10,143,877	14,272,871
Equity Index Fund (36.0%)	17,280,024	53,326,774
International Fund (13.5%)	23,897,847	20,010,528
Mid-Cap Equity Index Fund (23.9%)	17,001,453	35,365,556
Small Cap Growth Fund (8.8%)	8,220,134	12,999,229
Small Cap Value Fund (8.2%)	7,035,750	12,071,390
TOTAL INVESTMENTS
(Cost: $110,238,538) 100.0%		148,046,348

OTHER NET ASSETS -0.0% (3)		(569)

NET ASSETS 100.0%		$148,045,779

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.0%)	10,560,471	14,859,036
Equity Index Fund (35.9%)	21,653,908	66,824,740
International Fund (15.4%)	34,205,598	28,641,578
Mid-Cap Equity Index Fund (21.7%)	19,453,267	40,465,694
Small Cap Growth Fund (9.9%)	11,595,401	18,336,839
Small Cap Value Fund (9.1%)	9,915,130	17,011,607
TOTAL INVESTMENTS
(Cost: $137,858,863) 100.0%		186,139,494

OTHER NET ASSETS -0.0% (3)		(677)

NET ASSETS 100.0%		$186,138,817

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.1%)	1,020,096	1,435,319
Equity Index Fund (35.4%)	2,329,489	7,188,888
International Fund (16.8%)	4,064,931	3,403,713
Mid-Cap Equity Index Fund (20.2%)	1,970,752	4,099,458
Small Cap Growth Fund (10.4%)	1,339,469	2,118,222
Small Cap Value Fund (10.1%)	1,191,790	2,044,781
TOTAL INVESTMENTS
(Cost: $18,057,228) 100.0%		20,290,381

OTHER NET ASSETS -0.0% (3)		(56)

NET ASSETS 100.0%		$20,290,325

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.0%)	19,412,414	27,314,101
Equity Index Fund (30.1%)	9,522,481	29,386,718
Mid-Term Bond Fund (41.9%)	38,760,773	40,891,298
TOTAL INVESTMENTS
(Cost: $88,665,086) 100.0%		97,592,117

OTHER NET ASSETS		—

NET ASSETS 100.0%		$97,592,117

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.1%)	52,207,091	73,457,620
Equity Index Fund (39.1%)	35,681,846	110,115,462
Mid-Cap Equity Index Fund (17.4%)	23,535,105	48,956,526
Mid-Term Bond Fund (17.4%)	46,321,459	48,867,565
TOTAL INVESTMENTS
(Cost: $222,133,232) 100.0%		281,397,173

OTHER NET ASSETS		—

NET ASSETS 100.0%		$281,397,173

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.3%)	34,121,177	48,009,963
Equity Index Fund (47.3%)	36,189,409	111,681,822
Mid-Cap Equity Index Fund (21.8%)	24,821,696	51,632,826
Small Cap Growth Fund (5.4%)	8,055,285	12,738,539
Small Cap Value Fund (5.2%)	7,204,553	12,361,009
TOTAL INVESTMENTS
(Cost: $169,661,535) 100.0%		236,424,159

OTHER NET ASSETS		—

NET ASSETS 100.0%		$236,424,159

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (17.9%)
U.S. Treasury Bill	A-1+	0.05	03/13/14	6,000,000	5,999,479
U.S. Treasury Bill	A-1+	0.07	02/20/14	1,500,000	1,499,854
U.S. Treasury Bill	A-1+	0.08	02/13/14	6,000,000	5,999,464
U.S. Treasury Bill	A-1+	0.08	02/20/14	1,500,000	1,499,844
					14,998,641
U.S. GOVERNMENT AGENCIES (13.4%)
FHLB	A-1+	0.06	01/03/14	1,000,000	1,000,121
FHLB	A-1+	0.09	03/07/14	3,000,000	2,999,527
FHLB	A-1+	0.10	03/21/14	1,750,000	1,749,601
FHLB	A-1+	0.10	03/28/14	400,000	399,904
FHLB	A-1+	0.10	04/16/14	520,000	519,904
FHLB	A-1+	0.10	04/21/14	1,000,000	999,694
FHLMC	A-1+	0.07	02/03/14	150,000	149,990
FHLMC	A-1+	0.08	02/04/14	730,000	729,945
FHLMC	A-1+	0.08	02/11/14	1,600,000	1,599,854
FHLMC	A-1+	0.09	03/13/14	1,100,000	1,099,805
					11,248,345
COMMERCIAL PAPER (67.6%)
Air Products & Chemicals†	A-1	0.10	01/22/14	3,300,000	3,299,807
Baker Hughes, Inc.†	A-1	0.09	01/14/14	3,400,000	3,399,889
Chevron Corp.†	A-1+	0.09	03/04/14	500,000	499,915
Danaher Corp.†	A-1	0.11	01/17/14	3,300,000	3,299,839
Emerson Electric Co.†	A-1	0.12	02/19/14	3,300,000	3,299,461
Exxon Mobil Corp.	A-1+	0.09	01/21/14	1,500,000	1,499,925
Illinois Tool Works, Inc.†	A-1	0.10	01/29/14	1,300,000	1,299,899
Illinois Tool Works, Inc.†	A-1	0.11	01/31/14	2,000,000	1,999,817
Monsanto Co.†	A-1	0.13	01/13/14	500,000	499,979
National Rural Utilities	A-1	0.09	01/07/14	2,000,000	1,999,970
National Rural Utilities	A-1	0.09	01/15/14	1,300,000	1,299,955
Nestle Capital Corp.†	A-1+	0.09	02/10/14	3,400,000	3,399,660
New Jersey Natural Gas	A-1	0.18	01/15/14	3,400,000	3,399,762
Pfizer Inc.†	A-1+	0.11	03/05/14	3,200,000	3,199,339
Precision Castparts Corp.†	A-1	0.12	02/03/14	1,800,000	1,799,802
Precision Castparts Corp.†	A-1	0.12	02/13/14	1,500,000	1,499,785
Private Export Funding Corp.†	A-1	0.12	01/08/14	1,800,000	1,799,958
Private Export Funding Corp.†	A-1	0.13	03/06/14	1,500,000	1,499,661
Procter & Gamble Co.†	A-1+	0.10	02/11/14	3,400,000	3,399,613
Toyota Motor Credit Corp.	A-1+	0.11	01/29/14	3,450,000	3,449,705
Washington Gas Light Co.	A-1	0.07	01/14/14	1,900,000	1,899,952
Washington Gas Light Co.	A-1	0.10	01/16/14	350,000	349,985
Wells Fargo & Co.	A-1	0.14	02/14/14	3,400,000	3,399,418
Wisconsin Gas Co.	A-1	0.12	01/10/14	3,300,000	3,299,901
Wisconsin Power & Light	A-1	0.06	01/02/14	2,000,000	1,999,997
					56,794,994

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $83,041,773) 98.9%					83,041,980

TEMPORARY CASH INVESTMENTS (2) (Cost: $946,100) 1.1%					946,100

TOTAL INVESTMENTS (Cost: $83,987,873) 100.0%					83,988,080

OTHER NET ASSETS 0.0% (3)					(1,147)

NET ASSETS 100.0%					$83,986,933

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (36.1%)
U.S. Treasury Note	AA+	0.63	11/30/17	5,000,000	4,875,000
U.S. Treasury Note	AA+	0.88	07/31/19	5,000,000	4,708,205
U.S. Treasury Note	AA+	1.00	10/31/16	5,000,000	5,037,890
U.S. Treasury Note	AA+	1.00	08/31/19	11,500,000	10,875,585
U.S. Treasury Note	AA+	1.13	12/31/19	6,000,000	5,666,718
U.S. Treasury Note	AA+	1.88	10/31/17	5,000,000	5,125,000
U.S. Treasury Note	AA+	2.00	11/30/20	6,000,000	5,840,628
U.S. Treasury Note	AA+	2.25	11/30/17	3,500,000	3,632,342
U.S. Treasury Note	AA+	3.00	02/28/17	16,500,000	17,582,808
U.S. Treasury Note	AA+	3.13	05/15/19	1,000,000	1,065,625
U.S. Treasury Note	AA+	3.25	05/31/16	2,000,000	2,129,844
U.S. Treasury Note	AA+	3.25	07/31/16	5,000,000	5,339,455
U.S. Treasury Strip	AA+	0.00	08/15/17	15,000,000	14,379,025
U.S. Treasury Strip	AA+	0.00	11/15/17	5,000,000	4,755,150
U.S. Treasury Strip	AA+	0.00	08/15/18	55,000,000	50,914,100
					141,927,375
U.S. GOVERNMENT AGENCIES (9.9%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (3)
FHLMC	AA+	6.50	04/01/14	202	202
FHLMC	AA+	7.00	02/01/14	56	56
FHLMC	AA+	7.50	03/15/21	6,450	7,284
FHLMC	AA+	8.00	09/01/18	948	954
FHLMC	AA+	8.50	09/01/17	914	921
					9,417
NON-MORTGAGE-BACKED OBLIGATIONS (9.9%)
FFCB	AA+	4.95	10/10/14	12,500,000	12,960,575
FHLB	AA+	1.38	05/28/14	14,000,000	14,070,639
FHLMC	AA+	0.00	11/29/19	1,000,000	835,876
FNMA	AA+	0.00	10/09/19	1,300,000	1,105,378
FNMA	AA+	1.25	02/27/14	9,000,000	9,015,390
Tennessee Valley Auth. Strip	AA+	0.00	11/01/20	900,000	726,005
					38,713,863
CORPORATE DEBT (52.8%)
CONSUMER DISCRETIONARY (6.3%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	500,000	507,371
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	1,500,000	1,630,028
AutoZone, Inc.	BBB	3.70	04/15/22	300,000	289,466
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	718,775
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	1,001,949
Darden Restaurants, Inc.	BBB-	4.50	10/15/21	1,750,000	1,675,980
Ethan Allen Global, Inc.	BB-	5.38	10/01/15	500,000	517,500
Expedia, Inc.	BBB-	5.95	08/15/20	2,000,000	2,164,756
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	2,000,000	2,041,036
Home Depot, Inc.	A	5.40	03/01/16	250,000	274,222
Hyatt Hotels Corp.	BBB	3.88	08/15/16	1,525,000	1,610,228
Hyatt Hotels Corp.	BBB	5.38	08/15/21	50,000	53,507
Kohl’s Corp.	BBB+	3.25	02/01/23	700,000	639,987
Kohl’s Corp.	BBB+	4.00	11/01/21	1,000,000	999,571
Marriott International, Inc.	BBB	3.00	03/01/19	1,200,000	1,208,407
Marriott International, Inc.	BBB	3.38	10/15/20	800,000	792,244
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	500,000	524,426
O’Reilly Automotive, Inc.	BBB	4.63	09/15/21	281,000	289,916
Omnicom Group, Inc.	BBB+	3.63	05/01/22	2,000,000	1,936,794
Staples, Inc.	BBB	2.75	01/12/18	1,750,000	1,774,507
Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,011,386
Whirlpool Corp.	BBB	6.50	06/15/16	500,000	557,802
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	2,000,000	2,020,000

					25,239,858
CONSUMER STAPLES (3.2%)
Avon Products, Inc.	BBB-	6.50	03/01/19	1,800,000	1,965,226
Clorox Co.	BBB+	5.00	01/15/15	300,000	313,597
CVS Caremark Corp.	BBB+	6.13	08/15/16	500,000	562,349
Dr. Pepper Snapple Group, Inc.	BBB+	2.60	01/15/19	150,000	150,803
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	2,000,000	2,020,306
Flowers Foods, Inc.	BBB-	4.38	04/01/22	1,500,000	1,477,395
Hershey Co.	A	4.85	08/15/15	500,000	532,259
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	286,740
Kroger Co.	BBB	4.95	01/15/15	500,000	521,660
Mead Johnson Nutrition Co.	BBB-	4.90	11/01/19	2,000,000	2,180,916
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	392,727
Safeway, Inc.	BBB	3.95	08/15/20	2,000,000	1,999,266
					12,403,244
ENERGY (4.1%)
Diamond Offshore Drilling, Inc.	A	4.88	07/01/15	500,000	531,492
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,089,815
Energen Corp.	BBB-	4.63	09/01/21	2,000,000	1,958,130
EQT Corp.	BBB	4.88	11/15/21	1,250,000	1,281,888
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	260,507
Marathon Petroleum Corp.	BBB	3.50	03/01/16	1,500,000	1,566,332
Murphy Oil Corp.	BBB	2.50	12/01/17	2,000,000	2,012,162
National Oilwell Varco, Inc.	A	6.13	08/15/15	1,000,000	1,001,110
Rowan Companies PLC	BBB-	4.88	06/01/22	2,000,000	2,029,504
SESI LLC	BBB-	7.13	12/15/21	2,000,000	2,230,000
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	515,241
Sunoco, Inc.	BBB-	5.75	01/15/17	290,000	315,273
Sunoco, Inc.	BBB-	9.63	04/15/15	500,000	552,692
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	500,000	541,894
					15,886,040
FINANCIALS (14.9%)
Aflac, Inc.	A-	2.65	02/15/17	1,500,000	1,547,864
Aflac, Inc.	A-	3.63	06/15/23	500,000	483,988
Alleghany Corp.	BBB	4.95	06/27/22	2,000,000	2,076,338
American Tower Corp.	BBB-	4.50	01/15/18	2,000,000	2,142,526
Bank of America Corp.	A-	3.70	09/01/15	250,000	261,328
Bank of America Corp.	BBB+	5.75	08/15/16	500,000	551,405
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	2,000,000	1,925,692
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,022,916
Block Financial LLC	BBB	5.13	10/30/14	750,000	775,891
Boston Properties LP	A-	3.70	11/15/18	1,970,000	2,078,106
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	1,058,541
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,126,698
Caterpillar Financial Services	A	6.13	02/17/14	1,000,000	1,007,011
CNA Financial Corp.	BBB	5.85	12/15/14	200,000	209,477
CNA Financial Corp.	BBB	6.50	08/15/16	1,000,000	1,124,659
Erac USA Finance Co.†	BBB+	2.75	03/15/17	1,000,000	1,028,575
ERP Operating LP	BBB+	5.38	08/01/16	500,000	551,288
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	822,483
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,274,000	1,291,735
Fosters Finance Corp.†	BBB+	4.88	10/01/14	500,000	515,339
General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	540,356
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	900,000	937,162
Harley-Davidson Financial Svcs.†	A-	3.88	03/15/16	500,000	527,330
HCP, Inc.	BBB+	6.00	01/30/17	1,250,000	1,400,915
Health Care REIT, Inc.	BBB	3.63	03/15/16	1,750,000	1,833,477
Healthcare Realty Trust	BBB-	5.75	01/15/21	2,000,000	2,173,644
Hospitality Properties Trust	BBB-	5.63	03/15/17	566,000	614,841
Jefferson-Pilot Corp.	A-	4.75	01/30/14	500,000	501,581
Kemper Corp.	BBB-	6.00	11/30/15	1,500,000	1,604,349

Mack-Cali Realty LP	BBB	5.80	01/15/16	1,000,000	1,080,246
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,119,102
Morgan Stanley	A-	4.00	07/24/15	1,000,000	1,044,143
Nissan Motor Acceptance Corp.†	BBB+	4.50	01/30/15	790,000	821,188
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	265,941
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	1,300,000	1,332,707
Penske Truck Leasing Co. LP†	BBB-	3.75	05/11/17	490,000	515,466
ProLogis LP	BBB	6.63	05/15/18	1,500,000	1,751,955
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,029,374
Prudential Financial, Inc.	A	4.75	09/17/15	1,000,000	1,065,642
Raymond James Financial, Inc.	BBB	4.25	04/15/16	1,600,000	1,692,530
Reckson Operating Partnership	BBB-	6.00	03/31/16	1,700,000	1,842,095
Regency Centers LP	BBB	4.95	04/15/14	500,000	505,723
Reinsurance Grp. of America, Inc.	A-	5.63	03/15/17	1,500,000	1,653,633
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	1,650,000	1,718,716
Simon Property Group LP	A	2.80	01/30/17	1,500,000	1,551,459
Ventas Realty LP/Capital Corp.	BBB+	4.00	04/30/19	1,700,000	1,786,336
Vornado Realty LP	BBB	4.25	04/01/15	1,500,000	1,546,850
Zions Bancorporation	BBB-	4.50	03/27/17	400,000	423,530
Zions Bancorporation	BB+	5.65	05/15/14	1,000,000	1,016,766
					58,498,917
HEALTH CARE (5.3%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	2,000,000	2,156,172
Allergan, Inc.	A+	5.75	04/01/16	500,000	553,110
Baxter International, Inc.	A	4.63	03/15/15	250,000	262,062
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,037,622
Biogen Idec, Inc.	A-	6.88	03/01/18	1,250,000	1,473,676
CIGNA Corp.	A-	2.75	11/15/16	1,750,000	1,821,439
Hospira, Inc.	BBB-	6.05	03/30/17	2,000,000	2,206,780
Humana, Inc.	BBB+	6.45	06/01/16	1,415,000	1,581,144
Laboratory Corp. of America	BBB+	3.13	05/15/16	500,000	520,426
Laboratory Corp. of America	BBB+	3.75	08/23/22	600,000	581,185
Laboratory Corp. of America	BBB+	4.63	11/15/20	400,000	418,391
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	542,880
Lilly (Eli) & Co.	AA-	5.20	03/15/17	500,000	558,310
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,018,172
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,080,596
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	400,000	396,417
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	1,600,000	1,684,362
					20,892,744
INDUSTRIALS (6.3%)
Black & Decker Corp.	A	5.75	11/15/16	500,000	567,486
CSX Corp.	BBB+	6.25	04/01/15	1,000,000	1,068,844
Dun & Bradstreet Corp.	BBB	3.25	12/01/17	2,000,000	2,021,524
Equifax, Inc.	BBB+	3.30	12/15/22	2,000,000	1,846,248
Flowserve Corp.	BBB-	3.50	09/15/22	2,000,000	1,884,000
Harsco Corp.	BB+	5.75	05/15/18	2,250,000	2,361,501
Kennametal, Inc.	BBB	2.65	11/01/19	2,000,000	1,947,494
L-3 Communications Corp.	BBB-	5.20	10/15/19	2,000,000	2,161,702
Masco Corp.	BBB-	4.80	06/15/15	500,000	521,250
Pitney Bowes, Inc.	BBB	5.25	01/15/37	1,500,000	1,609,034
Ryder System, Inc.	BBB	7.20	09/01/15	1,000,000	1,097,774
Southwest Airlines Co.	BBB-	5.25	10/01/14	500,000	515,966
Southwest Airlines Co.	BBB-	5.75	12/15/16	735,000	818,837
Textron, Inc.	BBB-	4.63	09/21/16	750,000	808,513
Union Pacific Corp.	A	4.88	01/15/15	500,000	522,284
URS Corp.†	BBB-	3.85	04/01/17	1,700,000	1,731,833
URS Corp.†	BBB-	5.50	04/01/22	300,000	295,486
Valmont Industries, Inc.	BBB	6.63	04/20/20	2,000,000	2,243,938
Waste Management, Inc.	A-	5.00	03/15/14	500,000	504,311
					24,528,025

INFORMATION TECHNOLOGY (4.9%)
Adobe Systems, Inc.	A-	4.75	02/01/20	2,000,000	2,158,960
Arrow Electronics, Inc.	BBB-	3.00	03/01/18	1,250,000	1,250,644
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	48,086
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	700,000	793,129
Avnet, Inc.	BBB-	5.88	03/15/14	750,000	757,681
Avnet, Inc.	BBB-	5.88	06/15/20	950,000	1,019,337
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	1,054,015
Fiserv, Inc.	BBB-	4.75	06/15/21	1,900,000	1,935,068
Ingram Micro, Inc.	BBB-	5.25	09/01/17	1,500,000	1,592,781
Lexmark International, Inc.	BBB-	6.65	06/01/18	2,000,000	2,234,900
Motorola Solutions, Inc.	BBB	3.75	05/15/22	2,000,000	1,936,190
Tech Data Corp.	BBB-	3.75	09/21/17	2,000,000	2,066,838
Western Union Co.	BBB+	5.93	10/01/16	2,000,000	2,222,742
					19,070,371
MATERIALS (4.2%)
Airgas, Inc.	BBB	3.25	10/01/15	1,500,000	1,556,778
Albemarle Corp.	BBB+	4.50	12/15/20	1,000,000	1,027,261
Alcoa, Inc.	BBB-	6.75	07/15/18	2,000,000	2,253,642
Freeport-McMoRan Copper & Gold	BBB	2.15	03/01/17	1,750,000	1,761,403
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	250,000	237,600
Goldcorp, Inc.	BBB+	2.13	03/15/18	2,000,000	1,960,190
Kinross Gold Corp.	NR	3.63	09/01/16	2,000,000	2,022,756
Kinross Gold Corp.	NR	5.13	09/01/21	750,000	716,492
Lubrizol Corp.	AA	5.50	10/01/14	500,000	518,611
Methanex Corp.	BBB-	3.25	12/15/19	2,000,000	1,984,990
Newmont Mining Corp.	BBB	3.50	03/15/22	2,000,000	1,702,370
Rock-Tenn Co.	BBB-	3.50	03/01/20	600,000	590,150
					16,332,243
TELECOMMUNICATION SERVICES (0.9%)
CenturyLink, Inc.	BB	5.00	02/15/15	1,250,000	1,296,875
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,141,132
					3,438,007
UTILITIES (2.7%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	557,525
Atmos Energy Corp.	A-	4.95	10/15/14	1,000,000	1,033,068
Constellation Energy	BBB-	5.15	12/01/20	1,500,000	1,596,150
Entergy Corp.	BBB-	4.70	01/15/17	600,000	645,130
Entergy Corp.	BBB-	5.13	09/15/20	1,400,000	1,478,560
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	958,398
Exelon Generation Co. LLC	BBB	5.35	01/15/14	1,000,000	1,001,581
PPL Energy Supply LLC	BBB	4.60	12/15/21	1,400,000	1,345,324
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	633,103
SCANA Corp.	BBB	4.75	05/15/21	1,165,000	1,193,621
					10,442,460
TOTAL LONG-TERM DEBT SECURITIES (Cost: $380,344,517) 98.8%					387,382,564

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.5%)
Exxon Mobil Corp.	A-1+	0.02	01/03/14	1,800,000	1,799,998

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,799,998) 0.5%					1,799,998

TEMPORARY CASH INVESTMENTS (2) (Cost: $45,100) 0.0% (3)					45,100

TOTAL INVESTMENTS (Cost: $382,189,615) 99.3%					389,227,662

OTHER NET ASSETS 0.7%					2,910,788

NET ASSETS 100.0%					$392,138,450

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2013

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.4%)
U.S. Treasury Note	AA+	2.00	11/30/20	17,000,000	16,548,443
U.S. Treasury Strip	AA+	0.00	08/15/29	20,000,000	10,936,720
					27,485,163
U.S. GOVERNMENT AGENCIES (30.6%)
MORTGAGE-BACKED OBLIGATIONS (27.4%)
FHARM	AA+	0.64	04/01/37	364,580	389,076
FHARM	AA+	2.48	09/01/39	482,858	515,739
FHARM	AA+	2.90	04/01/37	548,202	584,100
FHARM	AA+	3.37	04/01/42	813,909	839,611
FHARM	AA+	5.24	02/01/36	246,739	260,478
FHARM	AA+	5.43	05/01/37	140,428	148,877
FHARM	AA+	5.77	03/01/37	109,304	112,408
FHLMC	AA+	2.50	09/01/27	2,670,287	2,649,400
FHLMC	AA+	2.50	12/01/27	3,112,818	3,088,469
FHLMC	AA+	2.50	04/01/28	1,412,887	1,401,427
FHLMC	AA+	3.00	06/01/27	1,254,382	1,280,165
FHLMC	AA+	3.00	08/01/27	1,403,746	1,432,600
FHLMC	AA+	3.00	07/01/42	1,375,027	1,353,636
FHLMC	AA+	3.00	11/01/42	1,518,736	1,440,612
FHLMC	AA+	3.50	08/01/42	2,174,134	2,159,667
FHLMC	AA+	3.50	01/01/43	2,019,634	2,006,195
FHLMC	AA+	3.50	01/01/43	2,643,938	2,626,345
FHLMC	AA+	3.50	02/01/43	3,051,260	3,030,957
FHLMC	AA+	3.50	03/01/43	2,254,440	2,239,438
FHLMC	AA+	4.00	05/01/24	273,729	289,277
FHLMC	AA+	4.00	02/01/25	717,503	758,257
FHLMC	AA+	4.00	05/01/26	817,925	864,384
FHLMC	AA+	4.00	12/01/34	862,255	890,552
FHLMC	AA+	4.00	12/15/38	500,000	512,554
FHLMC	AA+	4.00	07/01/41	1,857,845	1,909,363
FHLMC	AA+	4.00	12/01/41	1,074,759	1,104,652
FHLMC	AA+	4.00	06/01/42	1,025,966	1,054,416
FHLMC	AA+	4.00	07/01/42	3,769,341	3,874,182
FHLMC	AA+	4.00	09/01/42	2,020,065	2,076,251
FHLMC	AA+	4.00	12/01/42	2,231,283	2,293,344
FHLMC	AA+	4.50	03/01/34	995,865	1,057,072
FHLMC	AA+	4.50	08/01/34	677,742	718,874
FHLMC	AA+	4.50	08/15/35	229,213	244,995
FHLMC	AA+	4.50	12/01/39	1,796,621	1,900,674
FHLMC	AA+	5.00	02/01/26	184,238	199,682
FHLMC	AA+	5.00	08/01/35	1,428,238	1,544,787
FHLMC	AA+	5.00	10/01/40	2,435,831	2,635,552
FHLMC	AA+	5.50	03/01/21	250,674	272,038
FHLMC	AA+	5.50	07/01/32	470,620	516,043
FHLMC	AA+	5.50	01/15/33	498,502	545,903
FHLMC	AA+	5.50	05/01/33	845,023	930,636
FHLMC	AA+	5.50	01/15/35	351,237	370,611
FHLMC	AA+	5.50	06/01/37	1,729,826	1,885,292
FHLMC	AA+	6.00	07/15/29	338,215	370,023
FHLMC	AA+	6.00	03/15/32	366,829	403,405
FHLMC Strip	AA+	3.00	01/15/43	2,851,691	2,776,700
FNMA	AA+	2.25	01/01/28	1,905,162	1,793,099
FNMA	AA+	2.42	05/01/43	2,331,357	2,279,967
FNMA	AA+	3.00	06/01/33	2,229,260	2,133,904
FNMA	AA+	3.00	07/01/33	3,493,272	3,343,847
FNMA	AA+	3.00	09/01/33	2,265,633	2,168,720
FNMA	AA+	3.00	10/01/42	1,283,199	1,219,787

FNMA	AA+	3.00	12/01/42	2,291,515	2,152,750
FNMA	AA+	3.00	03/01/43	2,206,643	2,097,363
FNMA	AA+	3.50	03/01/32	1,935,605	1,937,924
FNMA	AA+	3.50	10/01/41	1,628,148	1,636,771
FNMA	AA+	3.50	12/01/41	2,069,848	2,080,810
FNMA	AA+	3.50	04/01/42	2,064,165	2,079,245
FNMA	AA+	3.50	04/01/42	1,878,130	1,867,647
FNMA	AA+	3.50	07/01/42	3,482,547	3,463,065
FNMA	AA+	3.50	08/01/42	2,908,480	2,892,210
FNMA	AA+	3.50	10/01/42	2,844,834	2,828,920
FNMA	AA+	4.00	05/01/19	516,385	546,960
FNMA	AA+	4.00	07/25/26	2,437,383	2,566,656
FNMA	AA+	4.00	01/01/31	2,204,162	2,293,265
FNMA	AA+	4.00	03/01/35	743,169	768,025
FNMA	AA+	4.00	06/01/39	782,724	805,975
FNMA	AA+	4.00	11/01/40	1,890,160	1,946,818
FNMA	AA+	4.00	05/01/41	1,724,863	1,778,373
FNMA	AA+	4.50	05/01/18	304,461	324,097
FNMA	AA+	4.50	05/01/19	72,020	76,742
FNMA	AA+	4.50	06/01/19	196,090	208,946
FNMA	AA+	4.50	05/01/30	828,896	885,805
FNMA	AA+	4.50	04/01/31	1,252,681	1,338,235
FNMA	AA+	4.50	08/01/33	199,799	212,442
FNMA	AA+	4.50	08/01/33	278,135	295,550
FNMA	AA+	4.50	09/01/33	754,050	801,263
FNMA	AA+	4.50	10/01/33	766,985	815,008
FNMA	AA+	4.50	10/01/33	456,421	484,998
FNMA	AA+	4.50	05/01/34	314,182	333,537
FNMA	AA+	4.50	06/01/34	376,628	399,830
FNMA	AA+	4.50	07/01/34	429,398	455,851
FNMA	AA+	4.50	01/01/35	1,135,210	1,207,047
FNMA	AA+	4.50	08/01/35	619,275	655,875
FNMA	AA+	4.50	09/01/35	243,145	254,857
FNMA	AA+	4.50	12/01/35	553,284	585,984
FNMA	AA+	4.50	05/01/39	1,397,334	1,480,448
FNMA	AA+	4.50	05/01/39	1,553,643	1,646,054
FNMA	AA+	4.50	05/01/40	860,300	913,973
FNMA	AA+	4.50	11/01/40	1,263,478	1,338,965
FNMA	AA+	4.50	06/01/41	998,251	1,057,892
FNMA	AA+	4.50	10/01/41	2,161,694	2,291,114
FNMA	AA+	4.50	11/01/41	1,560,106	1,653,509
FNMA	AA+	4.50	01/01/42	256,234	271,575
FNMA	AA+	4.50	07/01/42	3,489,549	3,701,323
FNMA	AA+	5.00	04/01/18	77,472	82,953
FNMA	AA+	5.00	09/01/18	384,215	411,396
FNMA	AA+	5.00	09/01/20	235,934	254,128
FNMA	AA+	5.00	10/01/20	489,485	527,232
FNMA	AA+	5.00	10/01/25	303,201	330,362
FNMA	AA+	5.00	09/01/33	1,544,551	1,677,687
FNMA	AA+	5.00	10/01/33	976,200	1,060,346
FNMA	AA+	5.00	11/01/33	974,685	1,058,700
FNMA	AA+	5.00	03/01/34	240,345	261,062
FNMA	AA+	5.00	04/01/34	143,920	156,261
FNMA	AA+	5.00	04/01/34	521,480	566,193
FNMA	AA+	5.00	04/01/35	444,585	482,353
FNMA	AA+	5.00	06/01/35	305,389	331,332
FNMA	AA+	5.00	09/01/35	875,738	950,135
FNMA	AA+	5.00	09/01/35	520,718	564,955
FNMA	AA+	5.00	11/25/35	1,800,265	1,926,548
FNMA	AA+	5.00	08/01/37	1,997,183	2,164,736
FNMA	AA+	5.00	05/01/39	1,356,027	1,458,484

FNMA	AA+	5.00	09/25/40	1,596,929	1,692,018
FNMA	AA+	5.50	04/01/17	31,633	33,810
FNMA	AA+	5.50	05/01/17	44,550	47,615
FNMA	AA+	5.50	01/01/24	333,823	366,940
FNMA	AA+	5.50	03/01/24	689,929	758,373
FNMA	AA+	5.50	09/01/25	290,228	319,105
FNMA	AA+	5.50	11/01/26	228,737	251,830
FNMA	AA+	5.50	01/01/27	131,737	145,037
FNMA	AA+	5.50	03/01/33	471,430	519,419
FNMA	AA+	5.50	09/01/33	450,569	495,687
FNMA	AA+	5.50	10/01/33	917,986	1,009,908
FNMA	AA+	5.50	03/01/34	182,683	200,976
FNMA	AA+	5.50	03/01/34	488,550	537,471
FNMA	AA+	5.50	07/01/34	404,258	444,548
FNMA	AA+	5.50	09/01/34	439,035	484,043
FNMA	AA+	5.50	09/01/34	222,923	245,140
FNMA	AA+	5.50	09/01/34	135,830	149,367
FNMA	AA+	5.50	10/01/34	743,617	817,728
FNMA	AA+	5.50	02/01/35	310,623	341,508
FNMA	AA+	5.50	02/01/35	463,796	510,020
FNMA	AA+	5.50	04/01/35	466,955	513,384
FNMA	AA+	5.50	08/01/35	1,081,002	1,188,485
FNMA	AA+	5.50	02/25/37	277,041	301,122
FNMA	AA+	5.50	05/01/38	1,157,904	1,270,962
FNMA	AA+	5.50	11/01/38	265,037	283,092
FNMA	AA+	5.50	06/01/48	343,494	366,231
FNMA	AA+	6.00	03/01/17	52,410	55,677
FNMA	AA+	6.00	05/01/23	413,963	464,548
FNMA	AA+	6.00	01/01/25	262,695	293,736
FNMA	AA+	6.00	03/01/28	358,451	395,246
FNMA	AA+	6.00	04/01/32	73,145	82,099
FNMA	AA+	6.00	04/01/32	90,463	101,537
FNMA	AA+	6.00	05/01/32	377,428	423,631
FNMA	AA+	6.00	04/01/33	883,157	991,269
FNMA	AA+	6.00	11/01/34	129,973	145,864
FNMA	AA+	6.00	03/01/36	105,339	116,024
FNMA	AA+	6.00	12/01/36	386,025	427,958
FNMA	AA+	6.00	01/01/37	438,571	486,213
FNMA	AA+	6.00	03/01/37	348,908	375,802
FNMA	AA+	6.00	04/01/37	202,662	218,408
FNMA	AA+	6.00	05/01/37	126,833	136,708
FNMA	AA+	6.00	06/01/37	227,690	245,450
FNMA	AA+	6.00	07/01/37	176,308	195,067
FNMA	AA+	6.00	08/01/37	274,208	303,384
FNMA	AA+	6.00	12/01/37	131,885	145,918
FNMA	AA+	6.00	10/25/44	702,902	790,485
FNMA	AA+	6.00	02/25/47	1,607,010	1,793,496
FNMA	AA+	6.00	12/25/49	1,041,123	1,185,741
FNMA	AA+	6.50	09/01/16	11,152	11,750
FNMA	AA+	6.50	03/01/17	135,496	144,898
FNMA	AA+	6.50	05/01/17	10,128	10,831
FNMA	AA+	6.50	05/01/32	107,187	121,797
FNMA	AA+	6.50	05/01/32	277,415	315,228
FNMA	AA+	6.50	09/01/36	149,192	161,074
FNMA	AA+	6.50	05/01/37	341,618	387,760
FNMA	AA+	6.50	07/01/37	74,884	84,998
FNMA	AA+	6.50	09/01/37	136,795	155,272
FNMA	AA+	6.50	05/01/38	208,250	236,541
FNMA	AA+	7.00	09/01/31	67,278	77,641
FNMA	AA+	7.00	01/25/44	600,907	676,163
FNMA	AA+	7.50	06/01/32	134,523	151,633

FNMA	AA+	8.00	04/01/32	21,989	25,208
FNMA Strip	AA+	3.00	08/25/42	2,341,774	2,279,424
GNMA (4)	AA+	2.68	10/16/47	2,000,000	1,889,976
GNMA (4)	AA+	3.50	11/20/32	2,665,418	2,693,192
GNMA (4)	AA+	3.50	09/20/33	1,257,793	1,320,601
GNMA (4)	AA+	3.50	01/20/37	607,195	629,542
GNMA (4)	AA+	3.50	07/15/42	1,942,618	1,961,269
GNMA (4)	AA+	3.50	11/15/42	1,639,179	1,654,917
GNMA (4)	AA+	3.70	05/15/42	1,598,376	1,613,461
GNMA (4)	AA+	4.00	04/15/24	527,156	557,520
GNMA (4)	AA+	4.00	01/20/41	2,786,770	2,901,632
GNMA (4)	AA+	4.00	08/15/41	2,052,142	2,135,229
GNMA (4)	AA+	4.00	11/15/41	1,337,994	1,392,166
GNMA (4)	AA+	4.00	12/15/41	2,117,171	2,202,891
GNMA (4)	AA+	4.00	01/15/42	865,733	900,760
GNMA (4)	AA+	4.00	03/20/42	1,367,263	1,423,485
GNMA (4)	AA+	4.00	08/20/42	2,028,000	2,111,391
GNMA (4)	AA+	4.25	06/20/36	1,176,335	1,224,334
GNMA (4)	AA+	4.25	04/20/41	1,268,819	1,321,159
GNMA (4)	AA+	4.29	04/15/41	1,102,391	1,147,313
GNMA (4)	AA+	4.50	06/20/30	175,809	190,136
GNMA (4)	AA+	4.50	09/15/30	961,088	1,037,408
GNMA (4)	AA+	4.50	06/20/34	934,118	1,003,489
GNMA (4)	AA+	4.50	09/15/40	1,862,357	1,993,016
GNMA (4)	AA+	4.50	10/15/40	1,020,006	1,091,567
GNMA (4)	AA+	4.50	10/15/40	2,546,185	2,724,820
GNMA (4)	AA+	5.00	04/15/39	1,703,598	1,854,482
GNMA (4)	AA+	5.00	06/20/39	2,190,541	2,311,099
GNMA (4)	AA+	5.00	11/15/39	1,093,777	1,190,651
GNMA (4)	AA+	5.00	06/20/40	1,075,549	1,175,272
GNMA (4)	AA+	5.00	06/20/40	1,001,643	1,094,513
GNMA (4)	AA+	5.50	01/15/36	199,559	219,394
GNMA (4)	AA+	6.50	04/15/31	15,822	18,044
GNMA (4)	AA+	6.50	12/15/31	73,764	84,123
GNMA (4)	AA+	6.50	05/15/32	32,322	36,875
GNMA (4)	AA+	7.00	05/15/32	10,254	11,844
GNMA TBA (4)	AA+	4.50	02/20/20	1,369,013	1,420,776
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	1,550,570	1,731,797
					219,975,045
NON-MORTGAGE-BACKED OBLIGATIONS (3.2%)
FHLMC	AA+	0.00	11/29/19	10,728,000	8,967,278
FNMA	AA+	0.00	10/09/19	20,000,000	17,005,815
					25,973,093
CORPORATE DEBT (64.2%)
CONSUMER DISCRETIONARY (9.7%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	1,000,000	1,014,742
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,260,055
AutoZone, Inc.	BBB	3.70	04/15/22	700,000	675,420
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,080,463
Brinker International, Inc.	BBB-	3.88	05/15/23	4,000,000	3,600,860
Darden Restaurants, Inc.	BBB-	4.50	10/15/21	3,500,000	3,351,961
Dollar General Corp.	BBB-	3.25	04/15/23	4,000,000	3,679,464
Ethan Allen Global, Inc.	BB-	5.38	10/01/15	2,000,000	2,070,000
Expedia, Inc.	BBB-	5.95	08/15/20	4,000,000	4,329,512
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	4,000,000	4,082,072
Home Depot, Inc.	A	5.40	03/01/16	2,000,000	2,193,774
Hyatt Hotels Corp.	BBB	3.88	08/15/16	2,800,000	2,956,484
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	214,029
Kohl’s Corp.	BBB+	3.25	02/01/23	880,000	804,555
Kohl’s Corp.	BBB+	4.00	11/01/21	2,620,000	2,618,876
Lowe’s Cos., Inc.	A-	3.12	04/15/22	2,000,000	1,939,274

Marriott International, Inc.	BBB	3.00	03/01/19	1,000,000	1,007,006
Marriott International, Inc.	BBB	3.38	10/15/20	3,000,000	2,970,915
Mattel, Inc.	BBB+	4.35	10/01/20	1,000,000	1,041,117
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	3,000,000	3,146,553
NVR, Inc.	BBB	3.95	09/15/22	4,000,000	3,780,512
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	3,250,000	3,136,630
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,000,000	968,397
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,184,092
Staples, Inc.	BBB	4.38	01/12/23	3,700,000	3,584,353
Tupperware Brands Corp.	BBB-	4.75	06/01/21	4,000,000	4,022,772
Whirlpool Corp.	BBB	4.85	06/15/21	1,000,000	1,050,608
Whirlpool Corp.	BBB	6.50	06/15/16	2,000,000	2,231,208
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	4,000,000	3,767,864
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	4,000,000	4,040,000
					77,803,568
CONSUMER STAPLES (3.4%)
Avon Products, Inc.	BBB-	4.20	07/15/18	900,000	907,900
Avon Products, Inc.	BBB-	6.50	03/01/19	2,100,000	2,292,763
Beam, Inc.	BBB-	5.38	01/15/16	344,000	372,295
ConAgra Foods, Inc.	BBB-	4.95	08/15/20	1,500,000	1,610,391
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,249,396
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	4,000,000	4,040,612
Flowers Foods, Inc.	BBB-	4.38	04/01/22	3,500,000	3,447,255
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,362,682
Kroger Co.	BBB	4.95	01/15/15	2,000,000	2,086,640
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	3,000,000	2,945,454
Safeway, Inc.	BBB	3.95	08/15/20	4,000,000	3,998,532
					27,313,920
ENERGY (5.3%)
Cameron International Corp.	BBB+	4.50	06/01/21	3,000,000	3,119,544
Diamond Offshore Drilling, Inc.	A	4.88	07/01/15	2,000,000	2,125,966
Enbridge, Inc.	A-	5.80	06/15/14	1,000,000	1,023,300
Energen Corp.	BBB-	4.63	09/01/21	4,000,000	3,916,260
EQT Corp.	BBB	4.88	11/15/21	4,000,000	4,102,040
Kinder Morgan, Inc.	BB	5.15	03/01/15	2,000,000	2,084,058
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,000,000	3,249,801
Murphy Oil Corp.	BBB	2.50	12/01/17	1,250,000	1,257,601
Murphy Oil Corp.	BBB	3.70	12/01/22	2,751,000	2,541,938
National Oilwell Varco, Inc.	A	6.13	08/15/15	2,000,000	2,002,220
Noble Corp.	BBB+	7.50	03/15/19	2,000,000	2,316,780
Rowan Companies PLC	BBB-	4.88	06/01/22	4,000,000	4,059,008
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	2,775,000	3,003,938
SESI LLC	BBB-	7.13	12/15/21	3,900,000	4,348,500
Sunoco, Inc.	BBB-	5.75	01/15/17	2,000,000	2,174,294
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	1,500,000	1,625,682
					42,950,930
FINANCIALS (18.2%)
Aflac, Inc.	A-	4.00	02/15/22	3,000,000	3,019,401
Alleghany Corp.	BBB	4.95	06/27/22	1,000,000	1,038,169
Alleghany Corp.	BBB	5.63	09/15/20	3,000,000	3,282,786
Allstate Corp.	A-	7.45	05/16/19	2,000,000	2,486,946
American Tower Corp.	BBB-	4.50	01/15/18	4,000,000	4,285,052
Bank of America Corp.	A-	3.70	09/01/15	2,000,000	2,090,622
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	4,000,000	3,851,384
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,022,916
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,393,064
Block Financial LLC	BBB	5.13	10/30/14	1,750,000	1,810,412
Block Financial LLC	BBB	5.50	11/01/22	2,250,000	2,312,462
Boston Properties LP	A-	3.70	11/15/18	1,000,000	1,054,876
Boston Properties LP	A-	3.85	02/01/23	3,000,000	2,931,144
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	2,000,000	2,025,420

Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,253,396
CNA Financial Corp.	BBB	6.50	08/15/16	2,000,000	2,249,318
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,771,168
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,500,000	1,520,882
Genworth Financial, Inc.	BBB-	7.20	02/15/21	1,750,000	2,032,125
Genworth Financial, Inc.	BBB-	7.63	09/24/21	1,300,000	1,546,992
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	3,000,000	3,123,873
Harley-Davidson Financial Svcs.†	A-	3.88	03/15/16	2,678,000	2,824,377
Hartford Financial Svcs.	BBB	5.50	03/30/20	1,000,000	1,123,961
HCP, Inc.	BBB+	6.00	01/30/17	1,250,000	1,400,915
Health Care REIT, Inc.	BBB	3.63	03/15/16	750,000	785,776
Health Care REIT, Inc.	BBB	3.75	03/15/23	750,000	704,957
Health Care REIT, Inc.	BBB	6.13	04/15/20	2,500,000	2,813,720
Healthcare Realty Trust	BBB-	3.75	04/15/23	4,000,000	3,700,668
Hospitality Properties Trust	BBB-	5.00	08/15/22	4,000,000	4,064,944
Jones Lang LaSalle, Inc.	BBB-	4.40	11/15/22	4,000,000	3,841,836
JP Morgan Chase Bank NA	A	6.00	10/01/17	2,000,000	2,288,238
Kemper Corp.	BBB-	6.00	11/30/15	2,500,000	2,673,915
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,074,103
Markel Corp.	BBB	5.35	06/01/21	1,200,000	1,302,510
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	3,000,000	3,198,096
Moody’s Corp.	BBB+	4.50	09/01/22	4,000,000	3,938,984
Morgan Stanley	A-	4.00	07/24/15	2,000,000	2,088,286
National Retail Pptys., Inc.	BBB	3.30	04/15/23	1,000,000	907,879
National Retail Pptys., Inc.	BBB	3.80	10/15/22	3,000,000	2,858,139
Pacific LifeCorp.†	BBB+	6.00	02/10/20	3,000,000	3,346,710
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	3,000,000	3,075,477
ProLogis LP	BBB	6.63	05/15/18	3,000,000	3,503,910
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,029,374
Protective Life Secured Trust	AA-	2.76	12/10/14	124,000	124,268
Protective Life Secured Trust	AA-	2.91	10/10/14	53,000	53,166
Protective Life Secured Trust	AA-	3.01	08/10/14	21,000	21,108
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,064,283
Prudential Financial, Inc.	A	4.75	09/17/15	2,000,000	2,131,284
Raymond James Financial, Inc.	BBB	4.25	04/15/16	3,150,000	3,332,168
Reckson Operating Partnership	BBB-	6.00	03/31/16	3,200,000	3,467,472
Regency Centers LP	BBB	4.95	04/15/14	2,000,000	2,022,890
Reinsurance Grp. of America, Inc.	A-	4.70	09/15/23	1,000,000	1,011,155
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	3,000,000	3,148,311
Retail Properties, Inc.†	A	7.88	03/15/16	5,000,000	5,649,260
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	3,000,000	3,124,938
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,633,830
Ventas Realty LP/Capital Corp.	BBB+	3.25	08/15/22	500,000	463,242
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	3,000,000	3,147,363
Vornado Realty LP	BBB	4.25	04/01/15	3,000,000	3,093,699
Wells Fargo & Co.	A	3.45	02/13/23	4,000,000	3,781,740
Zions Bancorporation	BBB-	4.50	03/27/17	1,000,000	1,058,825
Zions Bancorporation	BB+	5.65	05/15/14	2,000,000	2,033,532
					146,011,717
HEALTH CARE (6.0%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	4,000,000	4,312,344
Allergan, Inc.	A+	5.75	04/01/16	2,000,000	2,212,440
AmerisourceBergen Corp.	A-	4.88	11/15/19	2,500,000	2,752,318
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	4,000,000	4,075,244
Biogen Idec, Inc.	A-	6.88	03/01/18	2,500,000	2,947,353
CIGNA Corp.	A-	2.75	11/15/16	1,000,000	1,040,822
CIGNA Corp.	A-	5.38	03/15/17	2,000,000	2,216,296
Hospira, Inc.	BBB-	6.05	03/30/17	4,000,000	4,413,560
Humana, Inc.	BBB+	7.20	06/15/18	2,000,000	2,366,098
Laboratory Corp. of America	BBB+	3.75	08/23/22	2,000,000	1,937,284
Laboratory Corp. of America	BBB+	4.63	11/15/20	1,000,000	1,045,978

Laboratory Corp. of America	BBB+	5.63	12/15/15	1,000,000	1,085,759
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	3,106,320
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,036,344
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,161,192
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	1,000,000	991,043
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	3,000,000	3,158,178
WellPoint, Inc.	A-	4.35	08/15/20	2,000,000	2,113,824
					47,972,397
INDUSTRIALS (5.2%)
CSX Corp.	BBB+	6.25	04/01/15	2,000,000	2,137,688
Donnelley (R.R.) & Sons Co.	BB-	4.95	04/01/14	2,000,000	2,020,000
Dun & Bradstreet Corp.	BBB	3.25	12/01/17	3,000,000	3,032,286
Dun & Bradstreet Corp.	BBB	4.38	12/01/22	1,000,000	964,116
Equifax, Inc.	BBB+	3.30	12/15/22	4,000,000	3,692,496
Flowserve Corp.	BBB-	3.50	09/15/22	4,000,000	3,768,000
Harsco Corp.	BB+	5.75	05/15/18	4,000,000	4,198,224
Kennametal, Inc.	BBB	2.65	11/01/19	4,000,000	3,894,988
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	3,113,211
L-3 Communications Corp.	BBB-	5.20	10/15/19	1,000,000	1,080,851
Pentair Ltd.	BBB	5.00	05/15/21	3,000,000	3,135,849
Pitney Bowes, Inc.	BBB	5.25	01/15/37	3,000,000	3,218,067
Textron, Inc.	BBB-	4.63	09/21/16	2,900,000	3,126,249
URS Corp.†	BBB-	5.50	04/01/22	4,000,000	3,939,812
Valmont Industries, Inc.	BBB	6.63	04/20/20	750,000	841,477
					42,163,314
INFORMATION TECHNOLOGY (5.1%)
Adobe Systems, Inc.	A-	4.75	02/01/20	4,000,000	4,317,920
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,100,000	1,057,888
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,900,000	3,285,819
Avnet, Inc.	BBB-	4.88	12/01/22	270,000	271,136
Avnet, Inc.	BBB-	5.88	03/15/14	400,000	404,096
Avnet, Inc.	BBB-	5.88	06/15/20	1,100,000	1,180,285
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	2,151,050
Fiserv, Inc.	BBB-	4.63	10/01/20	2,800,000	2,866,494
Fiserv, Inc.	BBB-	4.75	06/15/21	1,000,000	1,018,457
Ingram Micro, Inc.	BBB-	5.00	08/10/22	1,000,000	996,098
Ingram Micro, Inc.	BBB-	5.25	09/01/17	3,000,000	3,185,562
Lexmark International, Inc.	BBB-	6.65	06/01/18	4,000,000	4,469,800
Motorola Solutions, Inc.	BBB	3.75	05/15/22	4,000,000	3,872,380
Tech Data Corp.	BBB-	3.75	09/21/17	4,000,000	4,133,676
Total System Services, Inc.	BBB+	3.75	06/01/23	4,000,000	3,697,484
Western Union Co.	BBB+	5.93	10/01/16	4,000,000	4,445,484
					41,353,629
MATERIALS (7.2%)
Airgas, Inc.	BBB	3.25	10/01/15	2,000,000	2,075,704
Albemarle Corp.	BBB+	4.50	12/15/20	2,000,000	2,054,522
Alcoa, Inc.	BBB-	6.75	07/15/18	4,000,000	4,507,284
Carpenter Technology Corp.	BBB	4.45	03/01/23	3,600,000	3,454,200
Domtar Corp.	BBB-	4.40	04/01/22	4,000,000	3,829,860
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,567,335
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	4,000,000	3,801,600
Geon Co.	BBB-	7.50	12/15/15	3,750,000	4,134,375
Goldcorp, Inc.	BBB+	2.13	03/15/18	4,000,000	3,920,380
Kinross Gold Corp.	NR	5.13	09/01/21	4,000,000	3,821,292
Lubrizol Corp.	AA	5.50	10/01/14	2,000,000	2,074,444
Methanex Corp.	BBB-	3.25	12/15/19	3,400,000	3,374,483
Methanex Corp.	BBB-	5.25	03/01/22	600,000	635,216
Newmont Mining Corp.	BBB	3.50	03/15/22	4,000,000	3,404,740
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	1,942,986
Packaging Corp. of America	BBB	4.50	11/01/23	2,000,000	2,005,226
Southern Copper Corp.	BBB	3.50	11/08/22	4,000,000	3,692,388

Teck Resources Ltd.	BBB	3.75	02/01/23	1,000,000	932,126
Teck Resources Ltd.	BBB	4.75	01/15/22	3,000,000	3,028,731
Vulcan Materials Co.	BB	7.00	06/15/18	2,000,000	2,275,000
					57,531,892
TELECOMMUNICATION SERVICES (0.8%)
Alltel Corp.	BBB+	7.00	03/15/16	2,000,000	2,243,868
CenturyLink, Inc.	BB	5.00	02/15/15	2,000,000	2,075,000
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,141,132
					6,460,000
UTILITIES (3.3%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	557,525
Constellation Energy	BBB-	5.15	12/01/20	3,000,000	3,192,300
Duke Energy Progress, Inc.	A	5.25	12/15/15	2,000,000	2,178,634
Entergy Corp.	BBB-	4.70	01/15/17	1,500,000	1,612,824
Entergy Corp.	BBB-	5.13	09/15/20	2,500,000	2,640,285
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	958,398
Illinois Power Generating Co.	CCC+	6.30	04/01/20	2,500,000	1,975,000
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,121,278
PPL Energy Supply LLC	BBB	4.60	12/15/21	2,000,000	1,921,892
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	2,059,810
SCANA Corp.	BBB	4.13	02/01/22	4,000,000	3,884,516
UIL Hldgs. Corp.	BBB-	4.63	10/01/20	2,725,000	2,775,287
					26,877,749
SOVEREIGN DEBT (0.5%)
Sri Lanka AID	NR	6.59	09/15/28	3,423,371	4,051,827

TOTAL LONG-TERM DEBT SECURITIES (Cost: $787,403,980) 98.7%					793,924,244

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.9%)
Emerson Electric Co.†	A-1	0.11	02/18/14	2,400,000	2,399,648
Monsanto Co.†	A-1	0.10	01/13/14	720,000	719,976
Private Export Funding Corp.†	A-1	0.13	03/06/14	750,000	749,827
Washington Gas Light Co.	A-1	0.07	01/14/14	3,000,000	2,999,924
					6,869,375
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,869,375) 0.9%					6,869,375

TEMPORARY CASH INVESTMENTS (2) (Cost: $453,000) 0.1%					453,000

TOTAL INVESTMENTS (Cost: $794,726,355) 99.7%					801,246,619

OTHER NET ASSETS 0.3%					2,637,929

NET ASSETS 100.0%					$803,884,548

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

December 31, 2013

Abbreviations:               FFCB = Federal Farm Credit Bank

FHARM = Federal Home Adjustable Rate Mortgage

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2013, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

EQUITY INDEX FUND	$4,599,641	0.3%
ALL AMERICA FUND	$999,825	0.3%
COMPOSITE FUND	$714,591	0.4%
MONEY MARKET FUND	$34,196,424	40.7%
MID-TERM BOND FUND	$8,059,659	2.1%
BOND FUND	$24,225,969	3.0%

(1)        This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of December 31, 2013, was as follows:

							Face Value
							of Futures
					Underlying		as a % of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

EQUITY INDEX FUND	587	E-mini S&P 500 Stock Index	P	March 2014	$54,036,285	$1,794,803	3.5%
ALL AMERICA FUND	58	E-mini S&P 500 Stock Index	P	March 2014	$5,339,190	$173,909	1.7%
MID-CAP EQUITY INDEX FUND	231	E-mini S&P MidCap 400 Stock Index	P	March 2014	$30,940,140	$1,014,860	3.4%

(a)           Includes the cumulative appreciation(depreciation) of futures contracts.

(2)        The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2013 was 0.15%.

(3)        Percentage is less than 0.05%.

(4)        U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•                       Level 1 – quoted prices in active markets for identical securities.

•                       Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                       Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2013, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of December 31, 2013. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of December 31, 2013:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$1,502,255,834	—	—	$1,502,255,834
Short-Term Debt Securities	—	$51,895,629	—	$51,895,629
Temporary Cash Investments	—	$88,000	—	$88,000
	$1,502,255,834	$51,983,629	—	$1,554,239,463

All America Fund
Common Stock - Indexed	$185,278,213	—	—	$185,278,213
Common Stock - Active	$124,967,058	—	—	$124,967,058
Convertible Preferred Stock - Active	$161,256	—	—	$161,256
Short-Term Debt Securities - Indexed	—	$4,799,632	—	$4,799,632
Short-Term Debt Securities - Active	—	$1,599,815	—	$1,599,815
Temporary Cash Investments	—	$853,900	—	$853,900
	$310,406,527	$7,253,347	—	$317,659,874

Small Cap Value Fund
Common Stock	$371,310,826	—	—	$371,310,826
Convertible Preferred Stock	$1,234,069	—	—	$1,234,069
Short-Term Debt Securities	—	$8,699,500	—	$8,699,500
	$372,544,895	$8,699,500	—	$381,244,395

Small Cap Growth Fund
Common Stock	$418,476,938	—	—	$418,476,938
Short-Term Debt Securities	—	$4,549,874	—	$4,549,874
	$418,476,938	$4,549,874	—	$423,026,812

Mid Cap Value Fund
Common Stock	$70,322,830	—	—	$70,322,830
Short-Term Debt Securities	—	$1,899,868	—	$1,899,868
	$70,322,830	$1,899,868	—	$72,222,698

Mid-Cap Equity Index Fund
Common Stock	$870,653,823	—	—	$870,653,823
Short-Term Debt Securities	—	$29,797,304	—	$29,797,304
Temporary Cash Investments	—	$351,000	—	$351,000
	$870,653,823	$30,148,304	—	$900,802,127

International Fund
Common Stock	$172,462,662	—	—	$172,462,662
Short-Term Debt Securities	—	$1,699,998	—	$1,699,998
	$172,462,662	$1,699,998	—	$174,162,660

Composite Fund
Common Stock	$109,340,817	—	—	$109,340,817
U.S. Government Debt	—	$13,365,578	—	$13,365,578
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$22,910,009	—	$22,910,009
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$417,938	—	$417,938
Long-Term Corporate Debt	—	$33,758,373	—	$33,758,373
Short-Term Debt Securities	—	$6,199,272	—	$6,199,272
Temporary Cash Investments	—	$749,000	—	$749,000
	$109,340,817	$77,400,170	—	$186,740,987

Retirement Income Fund
Common Stock	$39,572,005	—	—	$39,572,005

2010 Retirement Fund
Common Stock	$24,042,756	—	—	$24,042,756

2015 Retirement Fund
Common Stock	$137,926,151	—	—	$137,926,151

2020 Retirement Fund
Common Stock	$251,293,027	—	—	$251,293,027

2025 Retirement Fund
Common Stock	$256,745,742	—	—	$256,745,742

2030 Retirement Fund
Common Stock	$211,760,670	—	—	$211,760,670

2035 Retirement Fund
Common Stock	$172,566,207	—	—	$172,566,207

2040 Retirement Fund
Common Stock	$148,046,348	—	—	$148,046,348

2045 Retirement Fund
Common Stock	$186,139,494	—	—	$186,139,494

2050 Retirement Fund
Common Stock	$20,290,381	—	—	$20,290,381

Conservative Allocation Fund
Common Stock	$97,592,117	—	—	$97,592,117

Moderate Allocation Fund
Common Stock	$281,397,173	—	—	$281,397,173

Aggressive Allocation Fund
Common Stock	$236,424,159	—	—	$236,424,159

Money Market Fund
U.S. Government Debt	—	$14,998,641	—	$14,998,641
U.S. Government Agency Short-Term Debt	—	$11,248,345	—	$11,248,345
Commercial Paper	—	$56,794,994	—	$56,794,994
Temporary Cash Investments	—	$946,100	—	$946,100
	—	$83,988,080	—	$83,988,080

Mid-Term Bond Fund
U.S. Government Debt	—	$141,927,375	—	$141,927,375
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$9,417	—	$9,417
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$38,713,863	—	$38,713,863
Long-Term Corporate Debt	—	$206,731,909	—	$206,731,909
Short-Term Debt Securities	—	$1,799,998	—	$1,799,998
Temporary Cash Investments	—	$45,100	—	$45,100
	—	$389,227,662	—	$389,227,662

Bond Fund
U.S. Government Debt	—	$27,485,163	—	$27,485,163
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$219,975,045	—	$219,975,045
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$25,973,093	—	$25,973,093
Long-Term Corporate Debt	—	$516,439,116	—	$516,439,116
Sovereign Debt	—	$4,051,827	—	$4,051,827
Short-Term Debt Securities	—	$6,869,375	—	$6,869,375
Temporary Cash Investments	—	$453,000	—	$453,000
	—	$801,246,619	—	$801,246,619

Other Financial Instruments:*
Equity Index Fund	$1,794,803	—	—	$1,794,803
All America Fund	$173,909	—	—	$173,909
Mid-Cap Equity Index Fund	$1,014,860	—	—	$1,014,860

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the year ended December 31, 2013, there were no transfers of securities between Level 1, Level 2 or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price porvided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.  Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2013 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth	Value Fund
Unrealized Appreciation	$581,147,811	$93,544,506	$106,049,808	$122,973,222	$17,041,900
Unrealized Depreciation	(24,636,853)	(11,112,886)	(10,676,873)	(5,634,518)	(1,893,369)
Net	$556,510,958	$82,431,620	$95,372,935	$117,338,704	$15,148,531
Cost of Investments	$997,728,505	$235,228,254	$285,871,460	$305,688,108	$57,074,167

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$279,220,439	$28,727,931	$41,188,455	$2,674,884	$2,928,502
Unrealized Depreciation	(15,609,032)	(1,781,741)	(2,946,763)	(337,226)	(102,719)
Net	$263,611,407	$26,946,190	$38,241,692	$2,337,658	$2,825,783
Cost of Investments	$637,190,720	$147,216,470	$148,499,295	$37,234,347	$21,216,973

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$21,728,776	$44,385,968	$52,115,668	$47,832,563	$41,417,913
Unrealized Depreciation	(1,052,762)	(1,724,524)	(1,183,253)	(905,359)	(672,263)
Net	$20,676,014	$42,661,444	$50,932,415	$46,927,204	$40,745,650
Cost of Investments	$117,250,137	$208,631,583	$205,813,327	$164,833,466	$131,820,557

	2040	2045	2050	Conservative	Moderate
	Retirement	Retirement	Retirement	Allocation	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$37,807,810	$48,280,631	$2,243,143	$8,927,031	$59,263,941
Unrealized Depreciation	(430,434)	(507,206)	(10,330)	(393,859)	(7,474,178)
Net	$37,377,376	$47,773,425	$2,232,813	$8,533,172	$51,789,763
Cost of Investments	$110,668,972	$138,366,069	$18,057,568	$89,058,945	$229,607,410

	Aggressive	Money
	Allocation	Market	Mid-Term	Bond
	Fund	Fund	Bond Fund	Fund
Unrealized Appreciation	$66,762,624	$274	$11,898,260	$23,192,778
Unrealized Depreciation	(4,646,918)	(67)	(4,860,215)	(16,672,514)
Net	$62,115,706	$207	$7,038,045	$6,520,264
Cost of Investments	$174,308,453	$83,987,873	$382,189,617	$794,726,355

(b) Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)               The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)               The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

Attached hereto:

(a) (1) Not applicable.

(2) Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

Exhibit 99.REPT	Report of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: March 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: March 7, 2014

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date: March 7, 2014